                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 33-14363

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1.  Reports to Stockholders

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  EXPENSES
                                                            BEGINNING     ENDING                 PAID DURING
                                                             ACCOUNT      ACCOUNT    ANNUALIZED    PERIOD
                                                              VALUE        VALUE       EXPENSE    1/1/05 TO
                                                             1/1/05      6/30/05        RATIOS     6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,013.80         0.79%      $3.94
Service Class                                               1,000.00    1,012.90         1.04%       5.19

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.88         0.79%      $3.96
Service Class                                               1,000.00    1,019.64         1.04%       5.21

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               Balanced Series-1

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   58.78%
-------------------------------------------------------------------------
Consumer Discretionary                                          3.43%
Consumer Staples                                                6.86%
Energy                                                          5.10%
Financials                                                     14.83%
Health Care                                                    10.79%
Industrials                                                     3.58%
Information Technology                                          5.42%
Materials                                                       1.69%
Telecommunications                                              3.74%
Utilities                                                       3.34%
-------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.29%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      2.10%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               7.68%
-------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              2.05%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           2.18%
-------------------------------------------------------------------------
CORPORATE BONDS                                                13.48%
-------------------------------------------------------------------------
Banking                                                         0.88%
Basic Industry                                                  0.33%
Brokerage                                                       0.64%
Capital Goods                                                   0.28%
Capital Goods - Manufacturing                                   0.19%
Chemicals                                                       0.10%
Communications                                                  1.64%
Consumer Cyclical                                               1.50%
Consumer Non-Cyclical                                           1.29%
Electric                                                        1.48%
Energy                                                          0.77%
Finance                                                         0.58%
Forest/Paper Products                                           0.21%
Gaming                                                          0.11%
Health Care                                                     0.05%
Insurance                                                       1.07%
Media                                                           0.26%
Metals & Mining                                                 0.01%
Natural Gas                                                     0.79%
Real Estate                                                     0.12%
Retail                                                          0.01%
Technology                                                      0.26%
Telecommunications                                              0.20%
Textile & Apparel                                               0.01%
Transportation                                                  0.58%
Utilities                                                       0.12%
-------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.96%
-------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              2.20%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  5.49%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       2.84%
-------------------------------------------------------------------------
PREFERRED STOCK                                                 0.05%
-------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.01%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           4.87%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL                              103.98%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   6.17%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              110.15%
-------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (6.17%)
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (3.98%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

                                                               Balanced Series-2

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                          NUMBER      MARKET
                                                         OF SHARES    VALUE
                                                                     (U.S. $)

   COMMON STOCK-58.78%
   CONSUMER DISCRETIONARY-3.43%
   Limited Brands ...............................          32,800  $  702,576
   Mattel .......................................          38,600     706,380
                                                                   ----------
                                                                    1,408,956
                                                                   ----------
   Consumer Staples-6.86%
   Archer-Daniels-Midland .......................          31,700     677,746
   ConAgra Foods ................................          28,400     657,744
   Kimberly-Clark ...............................          11,600     726,044
  *Safeway ......................................          33,500     756,765
                                                                   ----------
                                                                    2,818,299
                                                                   ----------
   ENERGY-5.10%
   Chevron ......................................          12,400     693,408
   ConocoPhillips ...............................          12,300     707,127
   Exxon Mobil ..................................          12,100     695,387
                                                                   ----------
                                                                    2,095,922
                                                                   ----------
   FINANCIALS-14.83%
   Allstate .....................................          12,400     740,900
   Aon ..........................................          32,800     821,312
   Barclays Bank ................................          70,000      71,505
   Chubb ........................................           8,800     753,368
   Hartford Financial Services ..................          10,000     747,800
   Huntington Bancshares ........................          30,500     736,270
   Morgan Stanley ...............................          13,700     718,839
   Wachovia .....................................          15,000     744,000
   Washington Mutual ............................          18,600     756,834
                                                                   ----------
                                                                    6,090,828
                                                                   ----------
   HEALTH CARE-10.79%
   Abbott Laboratories ..........................          15,100     740,051
   Baxter International .........................          19,700     730,870
  *Bristol-Myers Squibb .........................          31,400     784,372
   Merck ........................................          21,500     662,200
   Pfizer .......................................          27,500     758,450
   Wyeth ........................................          17,000     756,500
                                                                   ----------
                                                                    4,432,443
                                                                   ----------
   INDUSTRIALS-3.58%
   Boeing .......................................          11,300     745,800
   Union Pacific ................................          11,200     725,760
                                                                   ----------
                                                                    1,471,560
                                                                   ----------
  INFORMATION TECHNOLOGY-5.42%
   Hewlett-Packard ..............................          32,500     764,075
   International Business Machines ..............          10,000     742,000
  +Xerox ........................................          52,300     721,217
                                                                   ----------
                                                                    2,227,292
                                                                   ----------
   MATERIALS-1.69%
   Weyerhaeuser .................................          10,900     693,785
                                                                   ----------
                                                                      693,785
                                                                   ----------
   TELECOMMUNICATIONS-3.74%
   SBC Communications ...........................          32,700     776,625
   Verizon Communications .......................          22,000     760,100
                                                                   ----------
                                                                    1,536,725
                                                                   ----------

                                                          NUMBER      MARKET
                                                         OF SHARES    VALUE
                                                                     (U.S. $)

   COMMON STOCK (CONTINUED)
   UTILITIES-3.34%
   Energy East ..................................           20,200  $  585,396
   FPL Group ....................................           18,700     786,522
                                                                    ----------
                                                                     1,371,918
   TOTAL COMMON STOCK
    (COST $23,736,309) ..........................                   24,147,728
                                                                    ----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                          (U.S. $)
   AGENCY ASSET-BACKED
    SECURITIES-0.29%
  oFannie Mae Grantor Trust
    Series 2004-T4 A2 3.93% 2/25/20 .............          $50,000      49,800
    Series 2004-T4 A3 4.42% 8/25/24 .............           50,000      49,938
  oFannie Mae Whole Loan Series
    2002-W11 AV1 3.484% 11/25/32 ................           19,907      19,914
                                                                     ---------
   TOTAL AGENCY ASSET-BACKED SECURITIES
    (COST $120,168) .............................                      119,652
                                                                     ---------
   AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-2.10%
   Fannie Mae Grantor Trust
    Series 2001-T8 A2 9.50% 7/25/41 .............           27,844      30,962
   Fannie Mae
    Series 1996-46 ZA 7.50% 11/25/26 ............           31,209      33,705
    Series 2003-122 AJ 4.50% 2/25/28 ............           29,092      28,989
    Series 2004-90 PC 5.00% 3/25/27 .............           40,000      40,488
   Fannie Mae Whole Loan
    Series 2004-W11 1A2 6.50% 5/25/44 ...........           51,401      53,785
    Series 2004-W3 A2 3.75% 5/25/34 .............           75,000      74,436
    Series 2004-W9 2A1 6.50% 2/25/44 ............           46,032      48,154
   Freddie Mac
    Series 2326 ZQ 6.50% 6/15/31 ................           84,241      89,383
    Series 2480 EH 6.00% 11/15/31 ...............           12,213      12,334
    Series 2889 OE 5.00% 1/15/30 ................           60,000      60,501
    Series 2890 PC 5.00% 7/15/30 ................           65,000      65,463
    Series 2902 LC 5.50% 12/15/17 ...............           40,000      40,760
    Series 2936 PC 5.00% 9/15/30 ................           60,000      60,402
    Series 2981 NC 5.00% 4/15/31 ................           75,000      75,862
   Freddie Mac Structured
    Pass Through Securities
    Series T-58 1A2 3.108% 5/25/35 ..............           34,033      33,832
    Series T-58 2A 6.50% 9/25/43 ................           50,267      52,435
   GNMA Series 2002-62 B
    4.763% 1/16/25 ..............................           60,000      60,768
                                                                     ---------
   TOTAL AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS (COST $861,706) .................                      862,259
                                                                     ---------


                                                               Balanced Series-3

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   AGENCY MORTGAGE-BACKED
    SECURITIES-7.68%
   Fannie Mae
    5.00% 8/1/35 ................................       $  255,000  $  254,522
    5.50% 7/1/35 ................................          950,000     963,062
    5.73% 12/1/08 ...............................           41,052      42,822
    6.50% 8/1/17 ................................           34,279      35,661
    6.765% 1/1/07 ...............................            4,489       4,603
   Fannie Mae Relocation 30 yr
    5.00% 11/1/33 ...............................           70,200      70,924
    5.00% 11/1/34 ...............................           54,490      55,035
   Fannie Mae S.F. 15 yr
    6.00% 4/1/17 ................................           60,845      62,955
   Fannie Mae S.F. 30 yr
    5.50% 3/1/29 ................................           87,940      89,451
    5.50% 4/1/29 ................................          100,858     102,592
    7.50% 6/1/31 ................................           47,306      50,558
    9.50% 6/1/19 ................................           12,066      13,031
   Fannie Mae S.F. 30 yr TBA
    5.00% 7/1/35 ................................          365,000     365,113
    6.00% 7/1/35 ................................           65,000      66,645
    7.00% 7/1/35 ................................           45,000      47,447
   Freddie Mac ARM 3.732% 4/1/34 ................           46,410      47,136
   Freddie Mac Relocation 30 yr
    5.00% 9/1/33 ................................          125,376     126,747
   Freddie Mac S.F. 15 yr
    4.00% 2/1/14 ................................           79,762      78,590
   Freddie Mac S.F. 20 yr
    5.50% 8/1/24 ................................          111,972     114,351
    5.50% 9/1/24 ................................          204,526     208,872
   Freddie Mac S.F. 30 yr
    6.50% 10/1/33 ...............................           26,411      27,360
    7.00% 11/1/33 ...............................           24,180      25,464
   Freddie Mac S.F. 30 yr TBA
    5.50% 7/1/35 ................................          155,000     157,180
   GNMA I S.F. 30 yr 7.50% 1/15/32 ..............           11,187      11,995
   GNMA I S.F. 30 yr TBA 5.00% 7/1/35 ...........          130,000     131,016
                                                                    ----------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
    (COST $3,128,346) ...........................                    3,153,132
                                                                    ----------

   AGENCY OBLIGATIONS-2.05%
   Fannie Mae
   ^6.06% 10/9/19 ...............................          105,000      52,202
    3.125% 12/15/07 .............................           65,000      63,932
    3.375% 12/15/08 .............................          265,000     260,602
    5.25% 8/1/12 ................................           20,000      21,112
   *6.25% 2/1/11 ................................          105,000     115,193
   Federal Home Loan Bank
    2.50% 3/15/06 ...............................          105,000     104,124
  ^Financing Corporation Principal Strips 2
    5.031% 11/30/17 .............................          140,000      81,011
  ^Residual Funding Principal Strips
    5.122% 10/15/19 .............................           60,000      31,887

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   AGENCY OBLIGATIONS (CONTINUED)
  ^Resolution Funding Corporation Interest Strips
    5.24% 10/15/25 ..............................       $  275,000  $  109,870
                                                                    ----------
   TOTAL AGENCY OBLIGATIONS
    (COST $814,155) .............................                      839,933
                                                                    ----------

   COMMERCIAL MORTGAGE-BACKED
    SECURITIES-2.18%
   Banc of America Commercial Mortgage
    Series 2004-5 A3 4.561% 11/10/41 ............           40,000      40,274
    Series 2005-1 A3 4.877% 11/10/42 ............           65,000      66,461
   oSeries 2005-2 AJ 4.953% 7/10/43 .............           20,000      20,450
  #Bear Stearns Commercial Mortgage
    Securities Series 2004-ESA E 144A
    5.064% 5/14/16 ..............................           40,000      40,788
  #Crown Castle Towers Series 2005-1A C
    144A 5.074% 6/15/35 .........................           25,000      25,092
   First Union-Lehman Brothers-Bank of America
    Series 1998-C2 A2 6.56% 11/18/35 ............           54,757      57,675
 o*General Electric Capital Commercial Mortgage
    Series 2005-C2 A2 4.706% 5/10/43 ............           60,000      60,924
  *General Motors Acceptance Corporation
    Commercial Mortgage Securities
    Series 1998-C2 A2 6.42% 5/15/35 .............           97,389     102,942
   GS Mortgage Securities II Series
    2005-GG4 A4A 4.751% 7/10/39 .................           25,000      25,354
  #Hilton Hotel Pool Trust Series 2000
    HLTA A1 144A 7.055% 10/3/15 .................           19,539      21,054
   J.P. Morgan Chase Commercial
    Mortgage Securities
    Series 2002-C1 A3 5.376% 7/12/37 ............           35,000      36,920
    Series 2003-C1 A2 4.985% 1/12/37 ............           68,000      70,228
   LB-UBS Commercial Mortgage Trust
    Series 2002-C1 A4 6.462% 3/15/31 ............           55,000      61,425
    Series 2005-C2 A2 4.821% 4/15/30 ............           40,000      40,888
  oMerrill Lynch Mortgage Trust 2004-BPC1
    A3 4.467% 10/12/41 ..........................           25,000      24,971
   Nomura Asset Securities Series
    1998-D6 A1B 6.59% 3/15/30 ...................           75,000      79,604
  #Tower Series 2004-2A A 144A
    4.232% 12/15/14 .............................           45,000      44,668
   Wachovia Bank Commercial Mortgage Trust
    Series 2005-C18 A2 4.657% 4/15/42 ...........           75,000      75,944
                                                                    ----------
   TOTAL COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $899,567) ..................                      895,662
                                                                    ----------

   CORPORATE BONDS-13.48%
   BANKING-0.88%
 o#Banco Santander 144A
    3.72% 12/9/09                                           40,000      40,127
   Citigroup 5.875% 2/22/33                                 45,000      49,248
  #Mizuho Finance Group 144A
   5.79% 4/15/14                                            25,000      26,342

                                                               Balanced Series-4

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   BANKING (CONTINUED)
   Popular North America
    4.25% 4/1/08 ................................       $   55,000  $   55,040
  *Popular North America Capital I Trust
    6.564% 9/15/34 ..............................           50,000      55,766
 o#Rabobank Capital Funding II 144A
    5.26% 12/29/49 ..............................           35,000      36,068
  oRBS Capital Trust I 4.709% 12/29/49 ..........           60,000      59,291
   Regions Financial 6.375% 5/15/12 .............           35,000      39,330
                                                                    ----------
                                                                       361,212
                                                                    ----------
   BASIC INDUSTRY-0.33%
   Barrick Gold Finance 7.50% 5/1/07 ............           15,000      15,870
   Lubrizol 4.625% 10/1/09 ......................           30,000      30,032
  *Noranda 6.20% 6/15/35 ........................           45,000      44,791
   Temple-Inland 5.003% 5/17/07 .................           45,000      45,430
                                                                    ----------
                                                                       136,123
                                                                    ----------
   BROKERAGE-0.64%
   Amvescap 4.50% 12/15/09 ......................           55,000      55,251
   Credit Suisse First Boston USA
    6.125% 11/15/11 .............................           55,000      59,907
   Franklin Resources 3.70% 4/15/08 .............           50,000      49,265
   Goldman Sachs 6.345% 2/15/34 .................           60,000      65,233
   Morgan Stanley 4.75% 4/1/14 ..................           35,000      34,542
                                                                    ----------
                                                                       264,198
                                                                    ----------
   CAPITAL GOODS-0.28%
   General Electric 5.00% 2/1/13 ................           70,000      72,389
   York International 6.625% 8/15/06 ............           40,000      40,974
                                                                    ----------
                                                                       113,363
                                                                    ----------
   CAPITAL GOODS-MANUFACTURING-0.19%
   Aleris International
    9.00% 11/15/14 ..............................            5,000       5,200
   Anchor Glass 11.00% 2/15/13 ..................            5,000       3,925
  *Armor Holdings 8.25% 8/15/13 .................            5,000       5,431
   Casella Waste Systems 9.75% 2/1/13 ...........            5,000       5,425
  *Cenveo 9.625% 3/15/12 ........................            5,000       5,425
   Geo Subordinate 11.00% 5/15/12 ...............           10,000      10,099
 *#Graham Packaging 144A
    9.875% 10/15/14 .............................            5,000       5,038
   Interline Brands 11.50% 5/15/11 ..............            5,000       5,525
   Intertape Polymer 8.50% 8/1/14 ...............            5,000       4,980
  @Mueller Holdings 14.75% 4/15/14 ..............           10,000       7,350
  #Park-Ohio Industries 144A
    8.375% 11/15/14 .............................            5,000       4,488
  *Pliant 11.125% 9/1/09 ........................            5,000       4,900
  oRadnor Holdings 9.89% 4/15/09 ................            5,000       4,981
   Trimas 9.875% 6/15/12 ........................            5,000       4,225
                                                                    ----------
                                                                        76,992
                                                                    ----------
   CHEMICALS-0.10%
  #Huntsman International 144A
    7.375% 1/1/15 ...............................            5,000       4,963
  *Lyondell Chemical 9.875% 5/1/07 ..............            3,000       3,090
  *Nalco 8.875% 11/15/13 ........................            5,000       5,388
  *Rhodia
    8.875% 6/1/11 ...............................            5,000       4,838
    10.25% 6/1/10 ...............................            5,000       5,387
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   CHEMICALS (CONTINUED)
*++Solutia 6.72% 10/15/37 .......................         $ 10,000    $  8,312
   Witco
   *6.875% 2/1/26 ...............................            5,000       5,000
    7.75% 4/1/23 ................................            5,000       5,075
                                                                      --------
                                                                        42,053
                                                                      --------
   COMMUNICATIONS-1.64%
   ALLTEL 4.656% 5/17/07 ........................           45,000      45,373
   BellSouth 4.75% 11/15/12 .....................           30,000      30,204
   Comcast 5.65% 6/15/35 ........................           40,000      39,975
   Cox Communications 4.625% 1/15/10 ............           25,000      24,959
   InterActiveCorp 6.75% 11/15/05 ...............           90,000      90,737
   SBC Communications
    4.125% 9/15/09 ..............................           15,000      14,890
    6.15% 9/15/34 ...............................           50,000      54,353
   Sprint Capital
    4.78% 8/17/06 ...............................           40,000      40,303
   *6.375% 5/1/09 ...............................            5,000       5,326
    8.75% 3/15/32 ...............................           90,000     125,593
  #Telecom Italia Capital 144A
    4.00% 1/15/10 ...............................           35,000      34,043
   Telefonos de Mexico 4.50% 11/19/08 ...........           65,000      64,675
   Thomson 5.75% 2/1/08 .........................           30,000      30,993
   Time Warner Entertainment
    8.375% 3/15/23 ..............................           10,000      12,818
   Verizon Wireless 5.375% 12/15/06 .............           60,000      61,168
                                                                      --------
                                                                       675,410
                                                                      --------
   CONSUMER CYCLICAL-1.50%
   Accuride 8.50% 2/1/15 ........................            5,000       4,913
  *Advanced Accessory Systems
    10.75% 6/15/11 ..............................            5,000       4,050
 *#Carrols 144A 9.00% 1/15/13 ...................            5,000       5,088
  oCentex 3.46% 8/1/07 ..........................           40,000      40,030
  #Compression Polymer 144A
    10.50% 7/1/13 ...............................            5,000       5,094
   CVS 4.00% 9/15/09 ............................           50,000      49,587
  oDaimlerChrysler 3.859% 9/10/07 ...............           55,000      55,031
  *Dana 5.85% 1/15/15 ...........................           30,000      26,550
  *Denny's 10.00% 10/1/12 .......................            5,000       5,225
   Ford Motor 7.45% 7/16/31 .....................            5,000       4,185
   Ford Motor Credit
    5.625% 10/1/08 ..............................           25,000      23,842
    5.70% 1/15/10 ...............................           25,000      23,081
    6.625% 6/16/08 ..............................           35,000      34,590
   *7.00% 10/1/13 ...............................           40,000      38,438
  *Gaylord Entertainment
    6.75% 11/15/14 ..............................            5,000       4,913
   General Motors 8.375% 7/15/33 ................           20,000      16,800
   General Motors Acceptance Corporation
   o4.10% 7/16/07 ...............................           40,000      38,621
    6.75% 12/1/14 ...............................           15,000      13,443
   Interface 10.375% 2/1/10 .....................            5,000       5,525
   Johnson Controls 5.00% 11/15/06 ..............           20,000      20,255

                                                               Balanced Series-5

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)

   CORPORATE BONDS (CONTINUED)
   CONSUMER CYCLICAL (CONTINUED)
   Jones Apparel 4.25% 11/15/09 .................       $   35,000  $   34,189
   Landry's Restaurant 7.50% 12/15/14 ...........            5,000       4,863
  oLiberty Media 4.91% 9/17/06 ..................           18,000      18,115
   Limited Brands 6.95% 3/1/33 ..................           30,000      31,343
   O'Charleys 9.00% 11/1/13 .....................           10,000      10,850
   Perkins Family Restaurants
    10.125% 12/15/07 ............................            5,000       5,075
   Royal Caribbean Cruises
    7.25% 3/15/18 ...............................            5,000       5,525
   Time Warner 8.18% 8/15/07 ....................           75,000      80,721
  @Town Sports International
   11.00% 2/1/14 ................................            5,000       3,038
 *#Uno Restaurant 144A
    10.00% 2/15/11 ..............................            5,000       4,775
                                                                     ---------
                                                                       617,755
                                                                     ---------
   CONSUMER NON-CYCLICAL-1.29%
   Albertson's 8.00% 5/1/31 .....................           20,000      24,321
   Amgen 4.00% 11/18/09 .........................           25,000      24,836
   Caremark Rx 7.375% 10/1/06 ...................           60,000      62,024
 *#Chiquita Brands 144A
    8.875% 12/1/15 ..............................            5,000       4,988
  #Commonwealth Brands 144A
    10.625% 9/1/08 ..............................            5,000       5,288
  *Constellation Brands
    8.125% 1/15/12 ..............................            5,000       5,375
   Corrections Corporation of America
    7.50% 5/1/11 ................................            5,000       5,231
   Cott Beverages 8.00% 12/15/11 ................            5,000       5,388
   Great Atlantic & Pacific Tea
    7.75% 4/15/07 ...............................            5,000       5,138
  #Knowledge Learning 144A
    7.75% 2/1/15 ................................           10,000       9,600
   Kraft Foods
    4.125% 11/12/09 .............................           60,000      59,548
    5.625% 11/1/11 ..............................           20,000      21,245
  #Le-Natures 144A 10.00% 6/15/13 ...............            5,000       5,275
   Medco Health Solutions
    7.25% 8/15/13 ...............................           75,000      84,558
   National Beef Packing 10.50% 8/1/11 ..........            5,000       4,788
   Pilgrim's Pride 9.625% 9/15/11 ...............            5,000       5,488
  *Pinnacle Foods 8.25% 12/1/13 .................            5,000       4,500
   Safeway 6.15% 3/1/06 .........................           30,000      30,327
   True Temper Sports 8.375% 9/15/11 ............            5,000       4,663
   Universal 6.50% 2/15/06 ......................           40,000      40,572
   UST 6.625% 7/15/12 ...........................           55,000      61,547
   WellPoint
    3.75% 12/14/07 ..............................           30,000      29,631
    4.25% 12/15/09 ..............................           25,000      24,914
                                                                     ---------
                                                                       529,245
                                                                     ---------
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   ELECTRIC-1.48%
   Avista 7.75% 1/1/07 ..........................       $  130,000  $  136,275
   Detroit Edison 5.05% 10/1/05 .................           55,000      55,152
   Dominion Resources 7.195% 9/15/14 ............           40,000      46,535
   Duke Capital 5.668% 8/15/14 ..................           35,000      36,425
   FPL Group Capital 4.086% 2/16/07 .............           40,000      40,003
 o#Pinnacle West Energy 144A
    3.63% 4/1/07 ................................           40,000      40,026
  #Power Contract Financing 144A
    5.20% 2/1/06 ................................           33,525      33,755
  oSCANA 3.48% 3/1/08 ...........................           40,000      40,066
   Southern California Edison
   o3.465% 12/13/07 .............................           45,000      45,000
    6.00% 1/15/34 ...............................           35,000      39,342
   Southern Capital Funding
    5.30% 2/1/07 ................................           25,000      25,538
 *#Texas Genco 144A
    6.875% 12/15/14 .............................            5,000       5,288
   TXU Electric Delivery 7.00% 5/1/32 ...........           25,000      30,329
   TXU Energy 7.00% 3/15/13 .....................           30,000      33,507
                                                                     ---------
                                                                       607,241
                                                                     ---------
   ENERGY-0.77%
   Bluewater Finance 10.25% 2/15/12 .............            5,000       5,375
  #Canadian Oil Sands 144A
    4.80% 8/10/09 ...............................           35,000      35,287
 *#Chesapeake Energy 144A
    6.625% 1/15/16 ..............................            5,000       5,188
   CMS Energy 9.875% 10/15/07 ...................            5,000       5,475
  #Dynegy Holdings 144A
    10.125% 7/15/13 .............................           10,000      11,350
   El Paso Natural Gas
    7.625% 8/1/10 ...............................            5,000       5,304
  *El Paso Production Holding
    7.75% 6/1/13 ................................            5,000       5,363
  #Hilcorp Energy 144A
    10.50% 9/1/10 ...............................            5,000       5,550
  #Inergy Finance 144A
    6.875% 12/15/14 .............................            5,000       4,888
   Nexen 5.875% 3/10/35 .........................           20,000      20,398
  #Pemex Project Funding Master Trust
    144A 6.625% 6/15/35 .........................           25,000      24,688
   Petroleum Geo-Services
   *8.00% 11/5/06 ...............................            1,545       1,580
    10.00% 11/5/10 ..............................            5,000       5,625
  oSecunda International
    11.141% 9/1/12 ..............................            5,000       4,900
   USX 9.125% 1/15/13 ...........................           40,000      50,935
   Valero Energy 6.125% 4/15/07 .................           45,000      46,345
   Weatherford International
    4.95% 10/15/13 ..............................           70,000      71,303
   Whiting Petro 7.25% 5/1/13 ...................            5,000       5,125
                                                                     ---------
                                                                       314,679
                                                                     ---------

                                                               Balanced Series-6

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   FINANCE-0.58%
  #America Real Estate 144A
    7.125% 2/15/13 ..............................       $   10,000  $    9,850
  #Berkshire Hathaway Finance 144A
    4.125% 1/15/10 ..............................           40,000      39,801
   BF Saul REIT 7.50% 3/1/14 ....................            5,000       5,200
  *E Trade Financial 8.00% 6/15/11 ..............           10,000      10,575
   HSBC Finance 5.00% 6/30/15 ...................           30,000      30,293
   LaBranche & Company
    11.00% 5/15/12 ..............................            5,000       5,425
 o#Premium Asset Trust Series 2005-2
    144A 3.23% 2/2/07 ...........................           50,000      50,000
  #Residential Capital 144A
    6.375% 6/30/10 ..............................           25,000      25,147
    6.875% 6/30/15 ..............................           20,000      20,477
   Saint Paul Travelers 5.01% 8/16/07 ...........           35,000      35,454
   Tanger Properties 9.125% 2/15/08 .............            5,000       5,450
                                                                     ---------
                                                                       237,672
                                                                     ---------
   FOREST/PAPER PRODUCTS-0.21%
  *Abitibi-Consolidated 6.95% 12/15/06 ..........            9,000       9,158
  #Boise Cascade 144A 7.125% 10/15/14 ...........            5,000       4,938
   Bowater 9.50% 10/15/12 .......................           10,000      11,149
   Fort James 7.75% 11/15/23 ....................            5,000       5,750
   MDP Acquisitions 9.625% 10/1/12 ..............            5,000       5,025
  #NewPage 144A 10.00% 5/1/12 ...................            5,000       5,038
   Norske Skog 8.625% 6/15/11 ...................            5,000       5,181
  #Port Townsend Paper 144A
    12.00% 4/15/11 ..............................           10,000       9,000
   Potlatch 12.50% 12/1/09 ......................            5,000       6,237
   Smurfit Capital Funding
    7.50% 11/20/25 ..............................            5,000       4,725
   Stone Container 9.75% 2/1/11 .................           10,000      10,625
   Tembec Industries 8.625% 6/30/09 .............           10,000       8,200
                                                                     ---------
                                                                        85,026
                                                                     ---------
   GAMING-0.11%
   Ameristar Casinos 10.75% 2/15/09 .............            5,000       5,463
   Boyd Gaming 9.25% 8/1/09 .....................            5,000       5,275
  *Mandalay Resort Group
    10.25% 8/1/07 ...............................            5,000       5,525
   MGM MIRAGE 9.75% 6/1/07 ......................            5,000       5,444
   Penn National Gaming
    8.875% 3/15/10 ..............................           10,000      10,749
   Wheeling Island Gaming
    10.125% 12/15/09 ............................           10,000      10,650
                                                                     ---------
                                                                        43,106
                                                                     ---------
   Health Care-0.05%
   NDCHealth 10.50% 12/1/12 .....................            5,000       5,338
   US Oncology 10.75% 8/15/14 ...................            5,000       5,474
  *Vangaurd Health 9.00% 10/1/14 ................            5,000       5,425
  #Warner Chilcott 144A
    8.75% 2/1/15 ................................            5,000       4,888
                                                                     ---------
                                                                        21,125
                                                                     ---------
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   INSURANCE-1.07%
  #Farmers Insurance Exchange 144A
    6.00% 8/1/14 ................................       $   10,000  $   10,438
    8.625% 5/1/24 ...............................           70,000      87,121
  #Liberty Mutual 144A
    7.00% 3/15/34 ...............................           45,000      47,508
   Marsh & McLennan
   o3.28% 7/13/07 ...............................           10,000       9,937
    5.375% 3/15/07 ..............................           70,000      70,942
   Metlife
    5.00% 6/15/15 ...............................           20,000      20,337
    5.70% 6/15/35 ...............................           20,000      20,692
 #*Nationwide Mutual Insurance 144A
    7.875% 4/1/33 ...............................           45,000      56,725
 o#Oil Insurance 144A 5.15% 8/15/33 .............           85,000      85,741
   Willis Group
    5.125% 7/15/10 ..............................           15,000      15,097
    5.625% 7/15/15 ..............................           15,000      15,125
                                                                     ---------
                                                                       439,663
                                                                     ---------
   MEDIA-0.26%
  &Adelphia Communications
    8.125% 7/15/06 ..............................            5,000       4,350
   American Media Operation
    10.25% 5/1/09 ...............................            5,000       5,025
  *Charter Communications Holdings
    10.75% 10/1/09 ..............................           20,000      15,550
  *CSC Holdings 10.50% 5/15/16 ..................           10,000      10,800
   Insight Midwest 10.50% 11/1/10 ...............           15,000      15,974
   Lodgenet Entertainment
    9.50% 6/15/13 ...............................           10,000      10,950
  *Mediacom Broadband
    11.00% 7/15/13 ..............................            5,000       5,438
  *Mediacom Capital 9.50% 1/15/13 ...............            5,000       5,013
   Nextmedia Operating 10.75% 7/1/11 ............            5,000       5,456
   Rogers Cablesystems 11.00% 12/1/15 ...........            5,000       5,425
   Sheridan Acquisition 10.25% 8/15/11 ..........            5,000       5,219
   Warner Music Group
    7.375% 4/15/14 ..............................            5,000       5,075
  *XM Satellite Radio
    12.00% 6/15/10 ..............................            5,000       5,650
    14.00% 3/15/10 ..............................            5,000       5,400
                                                                     ---------
                                                                       105,325
                                                                     ---------
   METALS & MINING-0.01%
 *#Novelis 144A 7.25% 2/15/15 ...................            5,000       5,044
                                                                     ---------
                                                                         5,044
                                                                     ---------
   NATURAL GAS-0.79%
 o*Atmos Energy 3.516% 10/15/07 .................           40,000      40,092
   Enterprise Products Operating
    4.00% 10/15/07 ..............................           50,000      49,527
    4.625% 10/15/09 .............................           40,000      39,859
   Sempra Energy
   o3.754% 5/21/08 ..............................           50,000      50,126
    4.621% 5/17/07 ..............................           60,000      60,310

                                                               Balanced Series-7

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   NATURAL GAS (CONTINUED)
   Valero Logistics Operations
    6.05% 3/15/13 ...............................       $   80,000  $   84,862
                                                                    ----------
                                                                       324,776
                                                                    ----------
   REAL ESTATE-0.12%
   Developers Diversified Realty
    4.625% 8/1/10 ...............................           50,000      49,672
                                                                    ----------
                                                                        49,672
                                                                    ----------
   RETAIL-0.01%
  *ADESA 7.625% 6/15/12 .........................            5,000       5,100
                                                                    ----------
                                                                         5,100
                                                                    ----------
   TECHNOLOGY-0.26%
 *#Magnachip Semiconductor 144A
    8.00% 12/15/14 ..............................            5,000       4,825
   Motorola 4.608% 11/16/07 .....................           90,000      90,739
   Sanmina-SCI 10.375% 1/15/10 ..................            5,000       5,575
 *#Telcordia Technologies 144A
    10.00% 3/15/13 ..............................            5,000       4,700
                                                                    ----------
                                                                       105,839
                                                                    ----------
   TELECOMMUNICATIONS-0.20%
   Alaska Communications Systems Holdings
    9.875% 8/15/11 ..............................            5,000       5,325
 ++Allegiance Telecom 11.75% 2/15/08 ............            5,000       1,450
  *American Cellular 10.00% 8/1/11 ..............            5,000       5,100
  *American Tower 7.125% 10/15/12 ...............            5,000       5,313
   Centennial Cellular Operating
    10.125% 6/15/13 .............................            5,000       5,675
  *Cincinnati Bell 8.375% 1/15/14 ...............           10,000      10,299
  @Inmarsat Finance
    10.375% 11/15/12 ............................           10,000       7,899
   iPCS 11.50% 5/1/12 ...........................            5,000       5,600
o*#Iwo Escrow 144A 6.891% 1/15/12 ...............            5,000       4,988
   MCI 7.688% 5/1/09 ............................            5,000       5,219
   Qwest Service 13.50% 12/15/10 ................            5,000       5,800
  *Rural Cellular 9.625% 5/15/08 ................            5,000       4,850
 o*US LEC 11.89% 10/1/09 ........................            5,000       5,200
   US Unwired 10.00% 6/15/12 ....................            5,000       5,588
  #Valor Telecom Enterprises 144A
    7.75% 2/15/15 ...............................            5,000       4,938
                                                                    ----------
                                                                        83,244
                                                                    ----------
   TEXTILE & APPAREL-0.01%
   Warnaco 8.875% 6/15/13 .......................            5,000       5,550
                                                                    ----------
                                                                         5,550
                                                                    ----------
   TRANSPORTATION-0.58%
  *Continental Airlines 6.503% 6/15/11 ..........           95,000      93,791
  oCSX 3.51% 8/3/06 .............................           20,000      20,043
  #Erac USA Finance 144A
    7.35% 6/15/08 ...............................           80,000      86,373
 @*H-Lines Finance Holding 144A
    11.00% 4/1/13 ...............................           10,000       7,750
  #Horizon Lines 144A 9.00% 11/1/12 .............            5,000       5,263
   Kansas City Southern Railway
    9.50% 10/1/08 ...............................            5,000       5,475
  *OMI 7.625% 12/1/13 ...........................            5,000       5,006

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   CORPORATE BONDS (CONTINUED)
   TRANSPORTATION (CONTINUED)
   Seabulk International
    9.50% 8/15/13 ...............................        $   5,000   $   5,644
   Stena 9.625% 12/1/12 .........................            5,000       5,475
   Ultrapetrol 9.00% 11/24/14 ...................            5,000       4,450
                                                                       239,270
   UTILITIES-0.12%
  #Allegheny Energy Supply Statutory Trust
   2001 Series B 144A 13.00% 11/15/07 ...........            5,000       5,544
   Avista 9.75% 6/1/08 ..........................            5,000       5,670
   Calpine 8.25% 8/15/05 ........................            5,000       4,994
 o#Calpine 144A 8.891% 7/15/07 ..................            4,925       4,236
   Midwest Generation
    8.30% 7/2/09 ................................            5,000       5,300
    8.75% 5/1/34 ................................            5,000       5,624
 *#NRG Energy 144A 8.00% 12/15/13 ...............            5,000       5,300
   PSE&G Energy Holdings
    7.75% 4/16/07 ...............................            5,000       5,188
  *Reliant Energy 9.50% 7/15/13 .................            5,000       5,575
                                                                        47,431
   TOTAL CORPORATE BONDS
    (COST $5,719,579) ...........................                     5,536,114

   MUNICIPAL BONDS-1.96%
   Augusta, Georgia Water & Sewer Revenue
    5.25% 10/1/39 (FSA) .........................           55,000      59,959
   California State 5.00% 2/1/33 ................           20,000      21,010
   California State Economic Recovery Series A
    5.25% 7/1/13 ................................           40,000      45,042
   California State University Systemwide Revenue
    5.00% 11/1/30 (AMBAC) .......................           20,000      21,536
   Colorado Department of Transportation Revenue
    5.00% 12/15/12 (FGIC) .......................           70,000      77,654
    5.00% 12/15/13 (FGIC) .......................          125,000     139,378
   Forsyth, Montana Pollution Control Revenue
    (Portland General Project)
    Series A 5.20% 5/1/33 .......................           25,000      26,288
   Golden State, California Tobacco Securitization
    Corporation Settlement
    Series B 5.50% 6/1/43 .......................           35,000      38,520
   Illinois State Taxable Pension
    5.10% 6/1/33 ................................           30,000      31,229
   New Jersey Economic Development Authority
    Revenue Cigarette Tax 5.75% 6/15/29 .........           40,000      43,330
   New York State Sales Tax Asset Receivables
    Series A 5.25% 10/15/27 (AMBAC) .............           50,000      55,360
   New York State Urban Development
    Series A-1 5.25% 3/15/34 (FGIC) .............           35,000      38,148
   Oregon State Taxable Pension
    5.892% 6/1/27 ...............................           35,000      40,432
   Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series I 5.25% 7/1/33 .......................           80,000      86,181

                                                               Balanced Series-8

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)

   MUNICIPAL BONDS (CONTINUED)
   West Virginia Economic Development Authority
    5.37% 7/1/20 (MBIA) .........................        $  15,000  $   16,115
    6.07% 7/1/26 ................................           60,000      66,460
                                                                    ----------
   TOTAL MUNICIPAL BONDS
    (COST $761,440) .............................                      806,642
                                                                    ----------

   NON-AGENCY ASSET-BACKED SECURITIES-2.20%
   Capital One Multi-Asset Execution Trust
    Series 2003-C2 C2 4.32% 4/15/09 .............           25,000      25,052
   Citibank Credit Card Issuance Trust
    Series 2003-A7 A7 4.15% 7/7/17 ..............           45,000      44,342
   Countrywide Asset-Backed Certificates
    oSeries 2004-9 AF2 3.337% 9/25/23 ...........           50,000      49,501
     Series 2004-S1 A2 3.872% 3/25/20 ...........           50,000      49,507
   #GSAA Trust Series 2004-4N Note 144A
   6.25% 5/25/34 ................................           24,541      24,526
  oMerrill Lynch Mortgage Investors
    Series 2004-WMC5 A2B2
     3.664% 7/25/35 .............................           60,000      60,172
    Series 2005-NC1 A2B
     3.534% 10/25/35 ............................           60,000      60,055
    Series 2005-WMC1 A2B
     3.534% 9/25/35 .............................           90,000      90,130
   Mid-State Trust
    Series 2004-1 A 6.005% 8/15/37 ..............           12,792      13,347
    Series 2011 A1 4.864% 7/15/38 ...............           22,887      22,591
  oNovastar Home Equity Loan Series
    2004-4 A2B 3.654% 3/25/35 ...................           75,000      75,254
   Renaissance Home Equity Loan Trust
    Series 2004-4 AF2 3.856% 2/25/35 ............           55,000      54,565
  oResidential Asset Mortgage Products
    Series 2004-RS12 AII2
     3.544% 12/25/34 ............................           65,000      65,100
    Series 2004-RZ2 AI3
     4.30% 1/25/31 ..............................           40,000      39,975
   Residential Funding Mortgage Securities II
    Series 2005-HI2 A1 3.465% 5/25/35 ...........           90,000      90,000
  oSaxon Asset Securities Trust Series
    2005-1 A2B 3.534% 5/25/35 ...................           55,000      55,058
   Structured Asset Securities Series
    2001-SB1 A2 3.375% 8/25/31 ..................           42,680      40,284
   WFS Financial Owner Trust Series
    2002-2 A4 4.50% 2/20/10 .....................           44,257      44,415
                                                                    ----------
   TOTAL NON-AGENCY ASSET-BACKED SECURITIES
    (COST $900,063) .............................                      903,874
                                                                    ----------

   NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS-5.49%
   Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33 ...........           88,074      89,889
    Series 2004-2 1A1 6.00% 3/25/34 .............           47,846      48,832
    Series 2005-3 2A1 5.50% 4/25/20 .............           48,437      49,527
    Series 2005-5 2CB1 6.00% 6/25/35 ............           54,489      56,090

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (CONTINUED)
   Bank of America Funding Series 2004-3
    2A2 5.00% 9/25/19 ...........................        $  60,971  $   61,257
  oBank of America Mortgage Securities
    Series 2003-D 1A2 3.428% 5/25/33 ............            3,229       3,227
    Series 2003-I 2A4 3.828% 10/25/33 ...........           85,000      84,582
    Series 2004-A 1A1 3.48% 2/25/34 .............           27,916      27,835
    Series 2004-E 1A1 3.528% 6/25/34 ............           56,802      56,314
    Series 2004-G 2A6 4.657% 8/25/34 ............           65,000      66,106
    Series 2005-E 2A1 4.994% 5/25/35 ............           24,733      24,926
    Series 2005-F 2A3 4.742% 7/25/35 ............           70,000      70,077
  oCountrywide Alternative Loan Trust
    Series 2004-J7 1A2 4.673% 8/25/34 ...........           45,000      45,117
  oCountrywide Home Loan Mortgage
    Pass Through Trust Series 2003-56
    3A7B 4.71% 12/25/33 .........................           65,000      65,451
   Credit Suisse First Boston Mortgage Securities
    Series 2003-29 5A1 7.00% 12/25/33 ...........           39,720      41,011
    Series 2004-1 3A1 7.00% 2/25/34 .............           21,704      22,375
  oDeutsche Mortgage Securities Series
    2004-4 1A2 4.01% 4/25/34 ....................           40,000      39,942
   First Horizon Alternative Mortgage Securities
    Series 2004-FA1 1A1 6.25% 10/25/34 ..........           78,063      80,420
   First Horizon Mortgage Pass-Through Trust
     Series 2003-5 1A17 8.00% 7/25/33 ...........           22,084      23,339
    oSeries 2004-AR5 4A1
     5.696% 10/25/34 ............................           48,338      49,291
  #GSMPS Mortgage Loan Trust 144A
    Series 1998-3 A 7.75% 9/19/27 ...............           47,628      50,979
    Series 2005-RP1 1A3 8.00% 1/25/35 ...........           36,024      39,061
    Series 2005-RP1 1A4 8.50% 2/25/35 ...........           22,877      25,280
  oMASTR Adjustable Rate Mortgages Trust
    Series 2003-6 1A2 2.907% 12/25/33 ...........           65,000      64,569
   MASTR Alternative Loans Trust
    Series 2003-6 3A1 8.00% 9/25/33 .............           14,522      15,102
    Series 2005-3 7A1 6.00% 4/25/35 .............           61,866      63,360
   #MASTR Reperforming Loan Trust
    Series 2005-1 1A5 144A
    8.00% 8/25/34 ...............................           55,057      59,532
   MASTR Specialized Loan Trust
    Series 2005-2 A2 5.15% 6/1/35 ...............           50,000      50,000
   *Nomura Asset Acceptance
    oSeries 2004-AP2 A2 4.099% 7/25/34 ..........           50,000      49,916
     Series 2005-WF1 2A2 4.786% 3/25/35 .........           65,000      65,232
   Prime Mortgage Trust Series
    2004-CL1 1A1 6.00% 2/25/34 ..................           30,658      31,118
   Residential Asset Mortgage Products
    Series 2004-SL1 A3 7.00% 11/25/31 ...........           36,703      37,667
    Series 2004-SL4 A3 6.50% 7/25/32 ............           43,904      45,296
    Series 2005-SL1 A2 6.00% 5/25/32 ............           52,519      53,399
  oStructured Adjustable Rate Mortgage Loan
    Trust Series 2004-18 5A
    5.50% 12/25/34 ..............................           44,460      45,182

                                                               Balanced Series-9

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)

   NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS (CONTINUED)
   Structured Asset Securities
    oSeries 2002-22H 1A 7.00% 11/25/32 ..........       $   18,988  $   19,545
     Series 2004-12H 1A 6.00% 5/25/34 ...........           63,233      64,261
   Washington Mutual
    oSeries 2003-AR4 A7 3.95% 5/25/33 ...........           31,422      31,095
    oSeries 2003-AR9 1A7 4.06% 9/25/33 ..........           42,013      41,626
     Series 2004-CB3 4A 6.00% 10/25/19 ..........           81,862      85,078
    oSeries 2005-AR3 A1 4.656% 3/25/35 ..........           66,470      66,507
  oWells Fargo Mortgage Backed Securities Trust
     Series 2003-K 2A5 4.520% 11/25/33 ..........           55,000      55,283
     Series 2004-DD 2A3 4.539% 1/25/35 ..........           60,000      59,937
     Series 2004-I 1A1 3.387% 7/25/34 ...........           76,821      77,097
     Series 2004-T A1 3.43% 9/25/34 .............           54,750      54,792
                                                                    ----------
   TOTAL NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS
    (COST $2,257,869) ...........................                    2,256,522
                                                                    ----------
   U.S. TREASURY OBLIGATIONS-2.84%
  *U.S. Treasury Bond 5.375% 2/15/31 ............           50,000      59,016
   U.S. Treasury Inflation Index Notes
    ~0.875% 4/15/10 .............................           77,024      75,146
     1.625% 1/15/15 .............................           20,378      20,311
    ~2.00% 7/15/14 ..............................           30,965      31,916
     3.00% 7/15/12 ..............................           37,872      41,609
   U.S. Treasury Notes
    *3.625% 6/15/10 .............................           70,000      69,716
    *3.75% 3/31/07 ..............................           95,000      95,174
     3.75% 5/15/08 ..............................           25,000      25,063
     3.875% 5/15/10 .............................          170,000     171,023
    *4.125% 5/15/15 .............................          570,000     578,505
                                                                    ----------
   TOTAL U.S. TREASURY OBLIGATIONS
    (COST $1,156,131) ...........................                    1,167,479
                                                                    ----------

                                                            NUMBER OF
                                                             SHARES

   PREFERRED STOCK-0.05%
   Nexen 7.35% ..................................              790      20,832
   TOTAL PREFERRED STOCK
    (COST $19,750) ..............................                       20,832
                                                            PRINCIPAL
                                                             AMOUNT
                                                             (U.S. $)
   CONVERTIBLE BONDS-0.01%
*++Mirant 2.50% 6/15/21 .........................           $5,000       3,931
   TOTAL CONVERTIBLE BONDS
    (COST $3,575) ...............................                        3,931

                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)

   REPURCHASE AGREEMENTS-4.87%
   With BNP Paribas 2.70% 7/1/05
    (dated 6/30/05, to be repurchased at
    $1,251,094, collateralized by $119,000
    U.S. Treasury Bills due 7/7/05,
    market value $119,184, $232,000
    U.S. Treasury Bills due 8/18/05,
    market value $230,890, $123,000
    U.S. Treasury Bills due 9/15/05,
    market value $122,542, $522,000
    U.S. Treasury Bills due 12/29/05,
    market value $513,929, $77,000
    U.S. Treasury Notes 1.875% due 1/31/06,
    market value $76,561, $35,000
    U.S. Treasury Notes 2.00% due 5/15/06,
    market value $34,470, $122,000
    U.S. Treasury Notes 3.375% due 2/15/08,
    market value $122,922 and $56,000
    U.S. Treasury Notes 3.50% due 11/15/06,
    market value $55,912) .......................      $ 1,251,000  $ 1,251,000

   With UBS Warburg 2.70% 7/1/05
    (dated 6/30/05, to be repurchased at
    $749,056, collateralized by $261,000
    U.S. Treasury Bills due 10/13/05,
    market value $258,845, $69,000
    U.S. Treasury Bills due 12/22/05,
    market value $68,101 and $435,000
    U.S. Treasury Notes 2.00% due 8/31/05,
    market value $437,370) ......................          749,000      749,000
   TOTAL REPURCHASE AGREEMENTS
    (COST $2,000,000) ...........................                     2,000,000

   TOTAL MARKET VALUE OF SECURITIES BEFORE
    SECURITIES LENDING COLLATERAL-103.98%
    (COST $42,378,658) ..........................                    42,713,760

   SECURITIES LENDING COLLATERAL**-6.17%
   SHORT-TERM INVESTMENTS
   Abbey National 3.13% 1/13/06 .................           55,050      55,072
   Australia New Zealand 3.28% 7/31/06 ..........           74,391      74,391
   Bank of New York 3.16% 4/4/06 ................           59,513      59,513
   Bank of the West 3.11% 3/2/06 ................           74,388      74,391
   Barclays London 3.10% 7/21/05 ................           74,396      74,392
   Bayerische Landesbank 3.29% 7/31/06 ..........           74,375      74,391
   Bear Stearns
    3.14% 1/17/06 ...............................           14,878      14,886
    3.22% 1/3/06 ................................           74,361      74,391
   Beta Finance 3.33% 4/18/06 ...................           74,396      74,384
   Citigroup Global Markets
    3.48% 7/1/05 ................................           82,650      82,650
    3.51% 7/7/05 ................................          690,067     690,067
   Credit Swiss First Boston New York
    3.24% 4/18/06 ...............................           80,342      80,342
    3.49% 12/29/05 ..............................           15,619      15,623

                                                              Balanced Series-10

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)
                                                          PRINCIPAL     MARKET
                                                            AMOUNT      VALUE
                                                           (U.S. $)    (U.S. $)
   SECURITIES LENDING COLLATERAL (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
   Deutsche Bank 3.10% 7/11/05 ..................        $  59,515   $  59,513
   Goldman Sachs 3.58% 6/30/06 ..................           81,806      81,830
   Lehman Holdings 3.52% 12/23/05 ...............           74,389      74,436
   Marshall & Ilsley Bank 3.44% 12/29/05 ........           74,395      74,393
   Merrill Lynch Mortgage Capital
    3.54% 7/12/05 ...............................           74,391      74,391
   Morgan Stanley
    3.34% 7/31/06 ...............................           14,864      14,878
    3.62% 6/30/06 ...............................            7,441       7,439
   National City Bank 3.31% 1/23/06 .............           84,810      84,811
   Pfizer 3.12% 7/31/06 .........................           71,415      71,415

   SECURITIES LENDING COLLATERAL (CONTINUED)
   Proctor & Gamble 3.34% 7/31/06 ...............        $  74,391   $  74,392
   Royal Bank of Scotland 3.24% 7/31/06 .........           74,399      74,391
   Sigma Finance 3.09% 9/30/05 ..................           69,924      69,922
   Sun Trust Bank 3.27% 8/5/05 ..................           37,195      37,194
   Wal-Mart Funding 3.33% 8/22/05 ...............           66,891      66,570
   Washington Mutual Bank 3.10% 7/8/05 ..........           74,392      74,391
   Wells Fargo 3.19% 7/31/06 ....................           74,391      74,391
   Wilmington Trust Company
    3.25% 8/9/05 ................................           74,394      74,392
   TOTAL SECURITIES LENDING COLLATERAL
    (COST $2,533,242) ...........................                    2,533,242
                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES-110.15% (COST $44,911,900) ...................................    45,247,002{}

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(6.17%)** ..................................    (2,533,242)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.98%) .......................................    (1,635,413)

NET ASSETS APPLICABLE TO 3,105,868 SHARES OUTSTANDING-100.00% .................................   $41,078,347

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($41,073,354 / 3,105,490 SHARES) ..        $13.23

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($4,993 / 377.5 SHARES) ............        $13.23

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par) ................................   $61,097,377
Undistributed net investment income ...........................................................       530,160
Accumulated net realized loss on investments ..................................................   (21,202,271)
Net unrealized appreciation of investments ....................................................       653,081
Total net assets ..............................................................................   $41,078,347

 *Fully or partially on loan.
**See Note 9 in "Notes to Financial Statements."
{}Includes $2,613,572 of securities loaned.
 #Securities exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 10 in "Notes to Financial Statements."
 ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
 oVariable rate notes. The interest rate shown is the rate at June 30, 2005. ~Fully or partially pledged as collateral for financial futures contracts. +Non-income producing security for the period ended June 30, 2005.
++Non-income producing security. Security is currently in default.
 @Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
 &Security is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
yr - Year

The following financial futures contracts were outstanding at June 30, 2005:

FUTURES CONTRACTS(1)

                                                                                                      UNREALIZED
         CONTRACTS                           NOTIONAL             NOTIONAL                           APPRECIATION
       TO BUY (SELL)                      (COST) PROCEEDS          VALUE        EXPIRATION DATE     (DEPRECIATION)
       -------------                      ---------------         --------      ---------------     --------------
8 U.S. Treasury 5 year notes                $ (869,921)        $ (871,125)           9/30/05           $ 1,204
4 U.S. Treasury 10 year notes                 (451,032)          (453,875)           9/30/05             2,843
(2) U.S. Treasury long bonds                   232,440            237,500            9/30/05            (5,060)
                                                                                                       -------
                                                                                                       $(1,013)
                                                                                                       =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series (as defined below) total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series net assets.

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                              Balanced Series-11

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)


INVESTMENT INCOME:
Interest .................................................   $ 395,228
Dividends ................................................     276,605
Securities lending income ................................       3,250
                                                             ---------
                                                               675,083
                                                             ---------
EXPENSES:
Management fees ..........................................     138,558
Accounting and administration expenses ...................       6,988
Pricing fees .............................................       5,675
Custodian fees ...........................................       4,710
Legal and professional fees ..............................       3,462
Reports and statements to shareholders ...................       2,839
Dividend disbursing and transfer agent
   fees and expenses .....................................       2,132
Insurance fees ...........................................       2,107
Trustees' fees ...........................................       1,068
Taxes ....................................................         816
Registration fees ........................................          29
Distribution expenses - Service Class ....................           7
Other ....................................................         874
                                                             ---------
                                                               169,265

Less waiver of distribution expenses - Service Class .....          (2)
Less expense paid indirectly .............................        (532)
                                                             ---------
Total expenses ...........................................     168,731

NET INVESTMENT INCOME ....................................     506,352
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...........................................   3,410,249
   Futures contracts .....................................      31,442
   Swap agreements .......................................      (8,513)
   Foreign currencies ....................................           7
                                                             ---------
   Net realized gain .....................................   3,433,185
   Net change in unrealized appreciation/
    depreciation of investments and foreign currencies ...  (3,383,048)
                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ....................      50,137
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................   $ 556,489
                                                             =========

See accompanying notes

Delaware VIP Trust-Delaware VIP Balanced Series
Statements of Changes in Net Assets

                                                        SIX MONTHS
                                                          ENDED
                                                         6/30/05     YEAR ENDED
                                                       (UNAUDITED)    12/31/04
                                                       ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income .............................  $    506,352   $    927,212
Net realized gain on investments
   and foreign currencies .........................     3,433,185      2,950,197
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies .............................    (3,383,048)    (1,260,941)
                                                      -----------    -----------
Net increase in net assets
   resulting from operations ......................       556,489      2,616,468
                                                      -----------    -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................      (993,690)    (1,058,365)
   Service Class ..................................          (102)           (88)
                                                      -----------    -----------
                                                         (993,792)    (1,058,453)
                                                      -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................       220,659        940,760
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class .................................       993,690      1,058,365
   Service Class ..................................           102             88
                                                      -----------    -----------
                                                        1,214,451      1,999,213
                                                      -----------    -----------
Cost of shares repurchased:
   Standard Class .................................    (5,111,031)   (11,382,473)
                                                      -----------    -----------
Decrease in net assets derived from
   capital share transactions .....................    (3,896,580)    (9,383,260)
                                                      -----------    -----------
NET DECREASE IN NET ASSETS ........................    (4,333,883)    (7,825,245)
NET ASSETS:
Beginning of period ...............................    45,412,230     53,237,475
                                                      -----------    -----------
End of period (including undistributed
   net investment income of $530,160 and
   $993,558, respectively) ........................   $41,078,347    $45,412,230
                                                      ===========    ===========

                             See accompanying notes

                                                              Balanced Series-12

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                          YEAR ENDED
                                                             (UNAUDITED) 12/31/04      12/31/03   12/31/02    12/31/01(2)  12/31/00
                                                             ----------------------------------------------------------------------
Net asset value, beginning of period ......................   $13.360     $12.890      $11.170     $13.730      $15.230     $17.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ..................................     0.155       0.245        0.211       0.258        0.329       0.399
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................     0.021       0.493        1.872      (2.430)      (1.494)     (0.956)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.176       0.738        2.083      (2.172)      (1.165)     (0.557)
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (0.306)     (0.268)      (0.363)     (0.388)      (0.335)     (0.451)
Net realized gain on investments ..........................         -           -            -           -            -      (1.102)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................    (0.306)     (0.268)      (0.363)     (0.388)      (0.335)     (1.553)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period ............................   $13.230     $13.360      $12.890     $11.170      $13.730     $15.230
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ...........................................     1.38%       5.84%       19.21%     (16.27%)      (7.66%)     (3.12%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $41,073     $45,407      $53,233     $54,789      $90,377    $120,705
Ratio of expenses to average net assets ...................     0.79%       0.77%        0.77%       0.75%        0.73%       0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     0.79%       0.77%        0.77%       0.76%        0.73%       0.79%
Ratio of net investment income to average net assets ......     2.38%       1.91%        1.80%       2.10%        2.37%       2.54%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....     2.38%       1.91%        1.80%       2.09%        2.37%       2.54%
Portfolio turnover ........................................      275%        247%         231%        303%         336%        179%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-13

DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP BALANCED SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                                ENDED                                                      5/1/00(3)
                                                             6/30/05(1)                   YEAR ENDED                          TO
                                                             (UNAUDITED) 12/31/04     12/31/03    12/31/02    12/31/01(2)  12/31/00
                                                             -----------------------------------------------------------------------
Net asset value, beginning of period ......................    13.340     $12.880      $11.170     $13.720      $15.230     $15.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ..................................     0.140       0.214        0.186       0.238        0.308       0.246
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................     0.025       0.488        1.867      (2.421)      (1.498)      0.024
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.165       0.702        2.053      (2.183)      (1.190)      0.270
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (0.275)     (0.242)      (0.343)     (0.367)      (0.320)     (0.120)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)     (0.242)      (0.343)     (0.367)      (0.320)     (0.120)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $13.230     $13.340      $12.880     $11.170      $13.720     $15.230
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ...........................................     1.29%       5.55%       18.90%     (16.40%)      (7.76%)      1.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................        $5          $5           $5          $4           $5          $5
Ratio of expenses to average net assets ...................     1.04%       1.02%        0.99%       0.90%        0.88%       0.94%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     1.09%       1.07%        1.02%       0.91%        0.88%       0.94%
Ratio of net investment income to average net assets ......     2.13%       1.66%        1.58%       1.95%        2.22%       2.39%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....     2.08%       1.61%        1.55%       1.94%        2.22%       2.39%
Portfolio turnover ........................................      275%        247%         231%        303%         336%        179%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-14

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005, were approximately $532. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

                                                              Balanced Series-15

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,                      OTHER
    INVESTMENT                TRANSFER AGENT,                       EXPENSES
    MANAGEMENT          ACCOUNTING AND ADMINISTRATION                PAYABLE
  FEE PAYABLE TO           FEES AND OTHER EXPENSES                 TO DMC AND
       DMC                      PAYABLE TO DSC                     AFFILIATES*
  --------------        ------------------------------             -----------
     $22,149                      $1,731                             $1,435

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $1,146 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities       $51,501,727
Purchases of U.S. government securities                 6,968,567
Sales other than U.S. government securities            54,446,853
Sales of U.S. government securities                     8,040,837

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE        AGGREGATE
    COST OF               UNREALIZED       UNREALIZED       NET UNREALIZED
   INVESTMENTS          APPRECIATION      DEPRECIATION       APPRECIATION
   $44,911,900           $1,568,528       $(1,233,426)         $335,102

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                 SIX MONTHS         YEAR
                                   ENDED            ENDED
                                  6/30/05*        12/31/04
Ordinary income ..........        $993,792       $1,058,453

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                              Balanced Series-16

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest ..............       $61,097,377
   Undistributed ordinary income ..............           530,160
   Capital loss carryforwards .................       (20,896,747)
   Unrealized appreciation of investments
     and foreign currencies ...................           347,557
                                                      -----------
   Net assets .................................       $41,078,347
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

            UNDISTRIBUTED                              ACCUMULATED
                NET                                      REALIZED
          INVESTMENT INCOME                            GAIN (LOSS)
          -----------------                            -----------
               $24,042                                  $(24,042)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $6,206,034 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011.

For the six months ended June 30, 2005, the Series had capital gains of $3,387,617 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          SIX MONTHS    YEAR
                                                            ENDED      ENDED
                                                           6/30/05    12/31/04
                                                          ---------   --------
Shares sold:
   Standard Class                                          16,882      74,219

Shares issued upon reinvestment of dividends
 and distributions:
   Standard Class                                          77,210      83,731
   Service Class                                                8           7
                                                         --------    --------
                                                           94,100     157,957
                                                         --------    --------
Shares repurchased:
   Standard Class                                        (388,292)   (888,312)
                                                         --------    --------
Net decrease                                             (294,192)   (730,355)
                                                         ========    ========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

                                                              Balanced Series-17

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS
During the six months ended June 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. SECURITIES LENDING
TThe Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2005, the market value of the securities on loan was $2,613,572 for which the Series received securities collateral, comprised of U.S. government obligations valued at $134,975, and cash collateral of $2,533,242. Investments purchased with cash collateral are presented on the Statements of Net Assets under the caption "Securities Lending Collateral."

                                                              Balanced Series-18

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 3.11% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.


================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                              Balanced Series-19

DELAWARE VIP BALANCED SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                   SHARES VOTED
                                                        SHARES       WITHHELD
                                                       VOTED FOR    AUTHORITY
                                                      -----------  ------------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                FOR       AGAINST      ABSTAIN
                                            ----------   ---------    ---------
VIP Balanced                                 3,024,319     247,931      162,464
VIP Capital Reserves                         2,214,642     284,537      123,771
VIP Cash Reserve                            24,386,841   2,137,713    4,143,088
VIP Diversified Income                       4,942,477     197,280      405,665
VIP Emerging Markets                         2,389,387      64,565       69,846
VIP Global Bond                              4,860,226     952,515      513,997
VIP Growth Opportunities                     3,976,290     379,092      222,082
VIP High Yield                              26,138,105   1,728,077    3,659,600
VIP International Value Equity               5,833,921     640,308      361,249
VIP REIT                                    32,987,415   3,440,209    2,461,657
VIP Select Growth                            2,589,787     355,194      121,086
VIP Small Cap Value                         18,214,765   2,031,679    2,072,088
VIP Trend                                   16,000,639   2,149,514    1,532,858
VIP U.S. Growth                              6,166,016     404,788      368,892
VIP Value                                   15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF BALANCED SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Balanced Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                              Balanced Series-20

DELAWARE VIP BALANCED SERIES
BOARD CONSIDERATION OF BALANCED SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all balanced funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three, five and 10 year periods was in the fourth quartile of such Performance Universe. The Board noted that the Fund's performance was not in line with the Board's stated objective. The Board also noted that strategic changes had recently been implemented by management. Those changes included modifications to the Series' asset allocation methodology, replacing the portfolio management team for the equity sleeve of the Series and repositioning the Series to reflect the new team's investment strategy. The Board was satisified that management was taking effective action to enhance Series performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investment Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                              Balanced Series-21

DELAWARE VIP BALANCED SERIES
BOARD CONSIDERATION OF BALANCED SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                              Balanced Series-22

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               EXPENSES
                                                      BEGINNING       ENDING                  PAID DURING
                                                       ACCOUNT       ACCOUNT     ANNUALIZED      PERIOD
                                                        VALUE         VALUE       EXPENSE      1/1/05 TO
                                                        1/1/05        6/30/05      RATIOS       6/30/05*
---------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                        $1,000.00      $1,015.90      0.69%        $3.45
Service Class                                          1,000.00       1,013.80      0.94%         4.69
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                        $1,000.00      $1,021.37      0.69%        $3.46
Service Class                                          1,000.00       1,020.13      0.94%         4.71
---------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               Capital Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.82%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      6.98%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               8.29%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.13%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           8.15%
------------------------------------------------------------------------
CORPORATE BONDS                                                33.53%
------------------------------------------------------------------------
Banking                                                         3.41%
Basic Industry                                                  0.33%
Brokerage                                                       1.15%
Capital Goods                                                   0.97%
Communications                                                  3.39%
Consumer Cyclical                                               6.25%
Consumer Non-Cyclical                                           3.31%
Electric                                                        4.64%
Energy                                                          0.60%
Finance Companies                                               0.43%
Financial/Other                                                 0.35%
Insurance                                                       3.53%
Natural Gas                                                     2.17%
Real Estate                                                     0.41%
Technology                                                      0.54%
Transportation                                                  2.05%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.86%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                             12.06%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 12.22%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      10.39%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.38%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.81%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.19%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                               Capital Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   AGENCY ASSET-BACKED SECURITIES-0.82%
  oFannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20 .............   $   65,000     $   64,740
      Series 2004-T4 A3 4.42% 8/25/24 .............       70,000         69,913
   Nelnet Education Loan Funding
      Series 2001-A A1 5.76% 7/1/12 ...............       62,500         64,243
                                                                     ----------
   TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $199,693)                                                      198,896
                                                                     ----------
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-6.98%
   Fannie Mae Grantor Trust
      Series 2001-T8 A2 9.50% 7/25/41 .............       43,032         47,850
      Series 2003-T1 A 3.807% 11/25/12 ............      129,390        129,009
   Fannie Mae Series 2003-122 AJ
      4.50% 2/25/25 ...............................       43,638         43,484
   Fannie Mae Whole Loan
      Series 2003-W14 1A5 4.71% 9/25/43 ...........       81,323         81,321
      Series 2004-W3 A2 3.75% 5/25/34 .............      110,000        109,173
      Series 2004-W9 2A1 6.50% 2/25/44 ............       95,604        100,012
   Freddie Mac
      Series 2326 ZQ 6.50% 6/15/31 ................      136,082        144,388
      Series 2889 OE 5.00% 1/15/30 ................       80,000         80,668
      Series 2890 PC 5.00% 7/15/30 ................       90,000         90,640
      Series 2902 LC 5.50% 12/15/17 ...............       60,000         61,140
  oFreddie Mac Interest Strip
      Series 19 F 2.966% 6/1/28 ...................       39,372         39,222
   Freddie Mac Stated Final
      Series SF5 GC 2.95% 12/15/09 ................      170,000        164,655
  uFreddie Mac Structured Pass
      Through Securities
      Series T-58 1A2 3.108% 5/25/35 ..............       74,872         74,430
      Series T-58 2A 6.50% 9/25/43 ................      100,534        104,870
   GNMA
      Series 2002-61 BA 4.648% 3/16/26 ............       80,000         80,737
      Series 2002-62 B 4.763% 1/16/25 .............       80,000         81,024
      Series 2003-5 B 4.486% 10/16/25 .............      145,000        145,719
      Series 2004-84 A 3.624% 5/16/17 .............      120,453        118,563
                                                                     ----------
   TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $1,699,455)                                      1,696,905
                                                                     ----------
   AGENCY MORTGAGE-BACKED SECURITIES-8.29%
   Fannie Mae
      5.73% 12/1/08 ...............................       54,736         57,096
      6.50% 8/1/17 ................................       47,134         49,034
      6.52% 1/1/08 ................................      199,593        207,765
      8.50% 9/20/10 ...............................       23,651         25,033
      9.00% 4/1/09 ................................       15,473         16,339
  oFannie Mae ARM
      3.739% 8/1/34 ...............................      119,477        119,456
      3.958% 12/1/33 ..............................      165,866        170,003
   Fannie Mae FHAVA 9.00% 6/1/09 ..................      101,884        109,589
   Fannie Mae Relocation 30 yr
      5.00% 1/1/34 ................................      211,766        213,885
      5.00% 1/1/34 ................................      131,845        133,204

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
   Fannie Mae S.F. 15 yr
      6.50% 4/1/12 ................................   $   76,612     $   79,772
      8.00% 10/1/14 ...............................       35,575         37,531
   Fannie Mae S.F. 30 yr
      7.50% 12/1/10 ...............................       15,981         16,445
      7.50% 6/1/31 ................................       49,152         52,532
      8.50% 5/1/11 ................................       12,786         13,611
      8.50% 8/1/12 ................................       24,704         25,785
  oFreddie Mac ARM
      3.729% 4/1/34 ...............................       65,748         66,775
      3.748% 4/1/33 ...............................      151,593        156,414
   Freddie Mac Balloon 5 yr
      4.00% 6/1/08 ................................       28,085         27,944
      4.00% 1/1/09 ................................      159,031        158,235
   Freddie Mac Relocation 15 yr
      3.50% 9/1/18 ................................      105,653        100,271
      3.50% 10/1/18 ...............................       15,606         14,811
   Freddie Mac S.F. 15 yr 8.50% 10/1/15 ...........       19,780         21,387
   Freddie Mac S.F. 30 yr
      7.00% 11/1/33 ...............................       48,359         50,928
      9.25% 9/1/08 ................................        8,009          8,424
   GNMA S.F. 15 yr
      6.00% 1/15/09 ...............................       10,886         11,206
      8.50% 8/15/10 ...............................        5,458          5,719
   GNMA S.F. 30 yr 5.00% 8/15/33 ..................       47,569         48,015
   GNMA II S.F. 15 yr 12.00% 6/20/14 ..............        8,777         10,190
   GNMA II S.F. 30 yr
      12.00% 3/20/15 ..............................        1,489          1,678
      12.00% 2/20/16 ..............................        3,969          4,481
                                                                     ----------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $2,037,549) ..............................                   2,013,558
                                                                     ----------
   AGENCY OBLIGATIONS- 1.13%
   Fannie Mae
      5.00% 4/15/15 ...............................       50,000         52,923
      6.25% 2/1/11 ................................      180,000        197,472
   Federal Home Loan Bank
      3.50% 9/15/06 ...............................       25,000         24,911
                                                                     ----------
   TOTAL AGENCY OBLIGATIONS
   (COST $272,140) ................................                     275,306
                                                                     ----------
   COMMERCIAL MORTGAGE-BACKED SECURITIES-8.15%
   Bank of America Commercial Mortgage
      Series 2004-5 A3 4.561% 11/10/41 ............       55,000         55,377
      Series 2005-1 A3 4.877% 11/10/42 ............       80,000         81,799
     oSeries 2005-2 AJ 4.953% 7/10/43 .............       25,000         25,563
  #Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16 ..............................       65,000         66,281
   First Union-Lehman Brothers-Bank of
      America Series 1998-C2 A2
      6.56% 11/18/35 ..............................      184,183        193,996

                                                               Capital Reserve-3

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  oGeneral Electric Capital Commercial
      Mortgage Series 2005-C2 A2
      4.706% 5/10/43 ..............................   $   80,000     $   81,233
   General Motors Acceptance Corporation
   Commercial Mortgage Securities
      Series 1998-C2 A2 6.42% 5/15/35 .............       70,557         74,580
  oGreenwich Capital Commercial Funding
      Series 2005-GG3 A4 4.799% 8/10/42 ...........      110,000        111,942
   GS Mortgage Securities Corporation II
      Series 2005-GG4 A4A 4.751% 7/10/39 ..........       40,000         40,567
  #Hilton Hotel Pool Trust Series 2000
   HLTA A1 144A 7.055% 10/3/15 ....................       26,052         28,072
   J.P. Morgan Chase Commercial
      Mortgage Securities
      Series 2002-C1 A3 5.376% 7/12/37 ............       55,000         58,017
     oSeries 2002-C2 A2 5.05% 12/12/34 ............      185,000        191,757
      Series 2003-C1 A2 4.985% 1/12/37 ............      168,000        173,505
   LB-UBS Commercial Mortgage Trust
      Series 2002-C1 A4 6.462% 3/15/31 ............      180,000        201,025
      Series 2005-C2 A2 4.821% 4/15/30 ............       65,000         66,443
   Lehman Brothers Commercial Conduit
      Mortgage Trust Series 1998-C4 A1B
      6.21% 10/15/35 ..............................      140,000        148,175
  oMerrill Lynch Mortgage Trust
      Series 2004-BPC1 A3 4.467% 10/12/41 .........       35,000         34,960
   Morgan Stanley Capital I
      Series 1998-XL1 A2 6.45% 6/3/30 .............       17,404         17,402
   Nomura Asset Securities
      Series 1998-D6 A1B 6.59% 3/15/30 ............      155,000        164,514
  #Tower Series 2004-2A A 144A
      4.232% 12/15/14 .............................       65,000         64,520
   Wachovia Bank Commercial Mortgage
      Trust Series 2005-C18 A2
      4.657% 4/15/42 ..............................      100,000        101,259
                                                                     ----------
   TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $1,987,708)                                       1,980,987
                                                                     ----------
   CORPORATE BONDS-33.53%
   BANKING-3.41%
 o#Banco Santander 144A 3.72% 12/9/09 .............       50,000         50,158
   Frost National Bank 6.875% 8/1/11 ..............      110,000        121,218
   HSBC Finance 5.00% 6/30/15 .....................      125,000        126,222
   Marshall & Ilsley 3.95% 8/14/09 ................      145,000        144,026
  #Mizuho Finance Group 144A
      5.79% 4/15/14 ...............................       55,000         57,951
   Popular North America 4.25% 4/1/08 .............      205,000        205,148
   Regions Financial 6.375% 5/15/12 ...............      110,000        123,609
                                                                     ----------
                                                                        828,332
                                                                     ----------
   Basic Industry-0.33%
   Lubrizol 4.625% 10/1/09 ........................       80,000         80,086
                                                                     ----------
                                                                         80,086
                                                                     ----------

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   BROKERAGE-1.15%
   Amvescap 4.50% 12/15/09 ........................   $  120,000     $  120,548
   Goldman Sachs 5.25% 10/15/13 ...................      115,000        118,867
   Morgan Stanley 4.75% 4/1/14 ....................       40,000         39,476
                                                                     ----------
                                                                        278,891
                                                                     ----------
   CAPITAL GOODS-0.97%
   General Electric 5.00% 2/1/13 ..................       75,000         77,560
   United Technologies 4.875% 5/1/15 ..............       95,000         97,367
   York International 6.625% 8/15/06 ..............       60,000         61,461
                                                                     ----------
                                                                        236,388
                                                                     ----------
   COMMUNICATIONS-3.39%
   ALLTEL 4.656% 5/17/07 ..........................       60,000         60,498
   BellSouth 4.75% 11/15/12 .......................       65,000         65,442
   Comcast 4.95% 6/15/16 ..........................       60,000         59,853
   Cox Communications 4.625% 1/15/10 ..............       60,000         59,902
   SBC Communications
      4.125% 9/15/09 ..............................       30,000         29,780
      5.10% 9/15/14 ...............................       60,000         61,460
   Sprint Capital
      4.78% 8/17/06 ...............................       60,000         60,454
      6.375% 5/1/09 ...............................       75,000         79,887
  #Telecom Italia Capital 144A
      4.00% 1/15/10 ...............................       50,000         48,633
   Telefonos de Mexico 4.50% 11/19/08 .............      155,000        154,225
   Thomson 5.75% 2/1/08 ...........................      140,000        144,632
                                                                     ----------
                                                                        824,766
                                                                     ----------
   CONSUMER CYCLICAL-6.25%
   CVS
      3.875% 11/1/07 ..............................      155,000        154,336
      4.00% 9/15/09 ...............................       70,000         69,424
  oDaimlerChrysler 3.859% 9/10/07 .................       75,000         75,044
   Ford Motor Credit
      5.625% 10/1/08 ..............................       90,000         85,830
      5.80% 1/12/09 ...............................       95,000         90,253
      6.625% 6/16/08 ..............................       55,000         54,356
      7.00% 10/1/13 ...............................       40,000         38,438
  oGeneral Motors Acceptance Corporation
      4.10% 7/16/07 ...............................      205,000        197,933
   Home Depot 3.75% 9/15/09 .......................      170,000        168,270
   Johnson Controls 5.00% 11/15/06 ................      120,000        121,527
   Jones Apparel 4.25% 11/15/09 ...................       45,000         43,957
  oLiberty Media 4.91% 9/17/06 ....................       99,000         99,635
   May Department Stores 3.95% 7/15/07 ............      115,000        114,260
   Time Warner 8.18% 8/15/07 ......................      190,000        204,496
                                                                     ----------
                                                                      1,517,759
                                                                     ----------
   CONSUMER NON-CYCLICAL-3.31%
   Amgen 4.00% 11/18/09 ...........................       30,000         29,803
   Kraft Foods
      4.125% 11/12/09 .............................       95,000         94,287
      5.25% 10/1/13 ...............................       40,000         41,693
      5.625% 11/1/11 ..............................       85,000         90,290


                                                               Capital Reserve-4

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   CONSUMER NON-CYCLICAL (CONTINUED)
   Medco Health Solutions 7.25% 8/15/13 ...........   $   65,000     $   73,284
   MedPartners 7.375% 10/1/06 .....................       80,000         82,700
   Safeway 6.15% 3/1/06 ...........................      135,000        136,472
   Universal 6.50% 2/15/06 ........................       85,000         86,215
   UST 6.625% 7/15/12 .............................       80,000         89,524
   WellPoint
      3.75% 12/14/07 ..............................       45,000         44,446
      4.25% 12/15/09 ..............................       35,000         34,880
                                                                     ----------
                                                                        803,594
                                                                     ----------
   ELECTRIC-4.64%
   Ameren 4.263% 5/15/07 ..........................       80,000         80,103
   America Electric Power
      4.709% 8/16/07 ..............................       95,000         95,798
   CC Fund Trust I 6.90% 2/16/07 ..................       45,000         46,889
   Dominion Resources 7.195% 9/15/14 ..............       55,000         63,985
   Duke Capital 4.331% 11/16/06 ...................       60,000         60,100
   FPL Group Capital 4.086% 2/16/07 ...............      105,000        105,008
   National Rural Utilities Cooperative
      Finance 3.875% 2/15/08 ......................      205,000        203,999
   Pacific Gas & Electric 3.60% 3/1/09 ............      115,000        112,426
   Potomac Electric Power
      6.25% 10/15/07 ..............................       75,000         78,314
  #Power Contract Financing 144A
      5.20% 2/1/06 ................................       73,754         74,262
   Southern California Edison
      5.00% 1/15/14 ...............................       95,000         97,795
   Southern Capital Funding
      5.30% 2/1/07 ................................       25,000         25,538
   TXU Energy 7.00% 3/15/13 .......................       75,000         83,768
                                                                     ----------
                                                                      1,127,985
                                                                     ----------
   ENERGY-0.60%
   Halliburton 5.50% 10/15/10 .....................       40,000         41,997
   Valero Energy 6.125% 4/15/07 ...................      100,000        102,992
                                                                     ----------
                                                                        144,989
                                                                     ----------
   FINANCE COMPANIES-0.43%
   International Lease Finance
      4.625% 6/2/08 ...............................        5,000          5,041
  #Residential Capital 144A
      6.375% 6/30/10 ..............................      100,000        100,587
                                                                     ----------
                                                                        105,628
                                                                     ----------
   FINANCIAL/OTHER-0.35%
  #Berkshire Hathaway Finance 144A
      4.125% 1/15/10 ..............................       85,000         84,577
                                                                     ----------
                                                                         84,577
                                                                     ----------
   INSURANCE-3.53%
  #Farmers Insurance Exchange 144A
      6.00% 8/1/14 ................................      175,000        182,673
  #Liberty Mutual 144A 5.75% 3/15/14 ..............      110,000        110,925
   Marsh & McLennan
     o3.28% 7/13/07 ...............................       75,000         74,526
      5.375% 3/15/07 ..............................       95,000         96,279

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   INSURANCE (CONTINUED)
   Metlife 5.00% 6/15/15 ..........................   $   50,000     $   50,842
 o#Oil Insurance 144A 5.15% 8/15/33 ...............      190,000        191,654
   St. Paul Travelers 5.01% 8/16/07 ...............       90,000         91,167
   Willis Group 5.125% 7/15/10 ....................       60,000         60,390
                                                                     ----------
                                                                        858,456
                                                                     ----------
   NATURAL GAS-2.17%
  oAtmos Energy 3.516% 10/15/07 ...................       55,000         55,126
   Enterprise Products Operating
      4.625% 10/15/09 .............................       60,000         59,789
 o#Pinnacle West Energy 144A
      3.63% 4/1/07 ................................       60,000         60,040
   Sempra Energy
     o3.754% 5/21/08 ..............................       60,000         60,151
      4.621% 5/17/07 ..............................       85,000         85,439
   Valero Logistics Operations
      6.05% 3/15/13 ...............................      195,000        206,851
                                                                     ----------
                                                                        527,396
                                                                     ----------
   REAL ESTATE-0.41%
   Developers Diversified Realty
      4.625% 8/1/10 ...............................      100,000         99,344
                                                                     ----------
                                                                         99,344
                                                                     ----------
   TECHNOLOGY-0.54%
   Motorola 4.608% 11/16/07 .......................      130,000        131,068
                                                                     ----------
                                                                        131,068
                                                                     ----------
   TRANSPORTATION-2.05%
   Continental Airlines 6.503% 6/15/11 ............      245,000        241,883
  oCSX 3.51% 8/3/06 ...............................       24,000         24,051
  #Erac USA Finance 144A 7.35% 6/15/08 ............      215,000        232,128
                                                                     ----------
                                                                        498,062
                                                                     ----------
   TOTAL CORPORATE BONDS
   (COST $8,175,524) ..............................                   8,147,321
                                                                     ----------
   MUNICIPAL BONDS-1.86%
   California State Economic Recovery
      Series A 5.25% 7/1/13 .......................      105,000        118,236
   Colorado Department of Transportation
      Revenue Series B
      5.00% 12/15/12 (FGIC) .......................      120,000        133,121
      5.00% 12/15/13 (FGIC) .......................      180,000        200,706
                                                                     ----------
   TOTAL MUNICIPAL BONDS
   (COST $441,338)                                                      452,063
                                                                     ----------
   NON-AGENCY ASSET-BACKED SECURITIES-12.06%
   Capital One Multi-Asset Execution Trust
      Series 2003-C2 C2
      4.32% 4/15/09 ...............................       55,000         55,114
      Series 2004-C1 C1 3.40% 11/16/09 ............       45,000         44,472
   Chase Funding Mortgage Loan Certificates
      Series 2002-3 1A6
      4.707% 9/25/13 ..............................      120,000        120,642
      Series 2003-4 1A4 3.303% 11/25/29 ...........      115,000        113,488

                                                               Capital Reserve-5

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
   CIT Equipment Collateral Series
      2005-VT1 A4 4.36% 11/20/12 ..................   $  130,000     $  130,975
   Citibank Credit Card Issuance
      Trust Series 2003-A7 A7
      4.15% 7/7/17 ................................       65,000         64,050
   Countrywide Asset-Backed Certificates
     oSeries 2004-9 AF2 3.337% 9/25/23 ............       65,000         64,351
     #Series 2004-BC1N 144A 5.50% 4/25/35 .........       16,133         16,143
      Series 2004-S1 A2 3.872% 3/25/20 ............       65,000         64,359
     oSeries 2005-7 AF2 4.367% 11/25/35 ...........      120,000        119,988
   Equity One ABS Series 2004-1 AF3
      3.054% 4/25/34 ..............................      125,000        123,806
   General Motors Acceptance Corporation
      Mortgage Corporation Loan Trust
      Series 2003-HE2 A3 4.12% 10/25/26 ...........      195,000        194,566
   MBNA Credit Card Master Note Trust
      Series 2005-A3 A3 4.10% 10/15/12 ............       35,000         34,984
  oMerrill Lynch Mortgage Investors
      Series 2004-WMC5 A2B2
      3.664% 7/25/35 ..............................      110,000        110,315
      Series 2005-NC1 A2B 3.534% 10/25/35 .........      120,000        120,110
      Series 2005-WMC1 A2B
      3.534% 9/25/35 ..............................      130,000        130,188
   Mid-State Trust
      Series 11 A1 4.864% 7/15/38 .................       41,959         41,417
      Series 2004-1 A 6.005% 8/15/37 ..............        8,528          8,898
   Navistar Financial Owner Trust
      Series 2002-B A4 3.52% 10/15/09 .............      120,000        119,669
  oNovastar Home Equity Loan
      Series 2004-4 A2B 3.654% 3/25/35 ............      105,000        105,355
   Onyx Acceptance Grantor Trust
      Series 2002-C A4 4.07% 4/15/09 ..............      106,193        106,221
   Renaissance Home Equity Loan
      Trust Series 2004-4 AF2
      3.856% 2/25/35 ..............................       70,000         69,447
  oResidential Asset Mortgage Products
      Series 2004-RS12 AII2
      3.544% 12/25/34 .............................      170,000        170,263
      Series 2004-RZ2 AI3 4.30% 1/25/31 ...........       60,000         59,962
   Residential Asset Securities
      Series 1999-KS1 AI8 6.32% 4/25/30 ...........      108,622        108,800
      Series 1999-KS4 AI4 7.22% 6/25/28 ...........       50,925         51,646
   Residential Funding Mortgage
      Securities Series 2005-HI1 A2
      3.89% 8/25/34 ...............................      110,000        109,357
  oSaxon Asset Securities Trust
      Series 2005-1 A2B 3.534% 5/25/35 ............      180,000        180,190
  #Sharp Net Interest Margin Trust
      Series 2003-HE1N 144A
      6.90% 11/25/33 ..............................        7,477          7,476
   Structured Asset Securities
      Series 2001-SB1 A2 3.375% 8/25/31 ...........       57,923         54,672
      Series 2005-NC1 A2 3.92% 2/25/35 ............      125,000        123,908

                                                       PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
   WFS Financial Owner Trust
      Series 2002-1 A4A 4.87% 9/20/09 .............   $   44,010     $   44,220
      Series 2002-2 A4 4.50% 2/20/10 ..............       61,960         62,181
                                                                     ----------
   TOTAL NON-AGENCY ASSET-BACKED
   SECURITIES (COST $2,938,089) ...................                   2,931,233
                                                                     ----------
   NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-12.22%
   Bank of America Alternative Loan Trust
      Series 2003-10 2A1 6.00% 12/25/33 ...........      119,781        122,251
      Series 2004-11 1CB1 6.00% 12/25/34 ..........       50,276         52,005
      Series 2004-2 1A1 6.00% 3/25/34 .............       95,691         97,665
   Bank of America Funding
      Series 2004-3 2A2 5.00% 9/25/19 .............       82,747         83,135
  oBank of America Mortgage Securities
      Series 2003-D 1A2 3.428% 5/25/33 ............        7,265          7,261
      Series 2003-I 2A4 3.828% 10/25/33 ...........      165,000        164,189
      Series 2004-A 1A1 3.481% 2/25/34 ............       48,853         48,711
      Series 2004-E 1A1 3.528% 6/25/34 ............       87,097         86,348
      Series 2004-G 2A6 4.657% 8/25/34 ............       95,000         96,616
      Series 2005-F 2A3 4.742% 7/25/35 ............      100,000        100,109
  oCountrywide Alternative Loan Trust
      Series 2004-J7 1A2 4.673% 8/25/34 ...........       60,000         60,156
 uoCountrywide Home Loan Mortgage
      Pass Through Trust
      Series 2003-21 A1 4.122% 5/25/33 ............       64,979         64,654
      Series 2003-56 3A7B 4.71% 12/25/33 ..........      105,000        105,728
   Credit Suisse First Boston Mortgage
      Securities Series 2003-29 5A1
      7.00% 12/25/33 ..............................       79,440         82,022
      Series 2004-1 3A1 7.00% 2/25/34 .............       17,758         18,306
  oDeutsche Mortgage Securities
      Series 2004-4 1A2 4.01% 4/25/34 .............       70,000         69,898
   First Horizon Alternative Mortgage
      Securities Series 2004-FA1 1A1
      6.25% 10/25/34 ..............................      124,901        128,672
  oFirst Horizon Asset Securities
      Series 2004-AR5 4A1
      5.696% 10/25/34 .............................       69,486         70,855
  #GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A 7.75% 9/19/27 ...............       47,628         50,979
      Series 2005-RP1 1A3 8.00% 1/25/35 ...........       54,036         58,591
      Series 2005-RP1 1A4 8.50% 1/25/35 ...........       27,453         30,336
   GSR Mortgage Home Loan Trust
      Series 2004-2F 9A1 6.00% 9/25/19 ............       82,903         84,419
  oMASTR Adjustable Rate Mortgages
      Trust Series 2003-6 1A2
      2.908% 12/25/33 .............................      120,000        119,204
  #MASTR Reperforming Loan Trust
      Series 2005-1 1A5 144A
      8.00% 8/25/34 ...............................      105,525        114,104


                                                               Capital Reserve-6

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
   NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
   MASTR Specialized Loan Trust
      Series 2005-2 A2 5.15% 6/1/35 ...............   $   65,000     $   65,000
   Nomura Asset Acceptance
     oSeries 2004-AP2 A2 4.099% 7/25/34 ...........       80,000         79,865
      Series 2005-WF1 2A2
      4.786% 3/25/35 ..............................      100,000        100,357
   Residential Asset Mortgage Products
      Series 2004-SL1 A3 7.00% 11/25/31 ...........       63,619         65,289
      Series 2004-SL4 A3 6.50% 7/25/32 ............       59,869         61,767
  oStructured Adjustable Rate Mortgage
      Loan Trust Series 2004-18 5A
      5.50% 12/25/34 ..............................       53,352         54,219
   Structured Asset Securities
      Series 2004-12H 1A
      6.00% 5/25/34 ...............................       55,794         56,701
  oWashington Mutual
      Series 2003-AR4 A7 3.95% 5/25/33 ............       58,745         58,134
      Series 2003-AR9 1A7 4.059% 9/25/33 ..........       32,318         32,020
      Series 2005-AR3 A1 4.656% 3/25/35 ...........      118,696        118,763
  oWells Fargo Mortgage Backed
      Securities Trust
      Series 2003-K 2A5 4.52% 11/25/33 ............      105,000        105,540
      Series 2004-DD 2A3 4.54% 1/25/35 ............       80,000         79,916
      Series 2004-I 1A1 3.387% 7/25/34 ............      104,622        104,998
      Series 2004-T A1 3.453% 9/25/34 .............       70,393         70,447
                                                                     ----------
   TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,971,704) ..............................                   2,969,230
                                                                     ----------
   U.S. TREASURY OBLIGATIONS-10.39%
   U.S. Treasury Inflation Index Notes
      0.875% 4/15/10 ..............................      137,615        134,261
      1.625% 1/15/15 ..............................       96,796         96,475
     z2.00% 1/15/14 ...............................      242,176        249,527
      2.00% 7/15/14 ...............................       46,447         47,875
      3.00% 7/15/12 ...............................      189,362        208,047
   U.S. Treasury Notes
      3.625% 6/15/10 ..............................       80,000         79,675
      3.75% 3/31/07 ...............................      235,000        235,431
      3.75% 5/15/08 ...............................       55,000         55,138
      3.875% 5/15/10 ..............................      940,000        945,654
      4.125% 5/15/15 ..............................      465,000        471,939
                                                                     ----------
   TOTAL U.S. TREASURY OBLIGATIONS
   (COST $2,511,648) ..............................                   2,524,022
                                                                     ----------

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                        (U.S. $)       (U.S. $)
REPURCHASE AGREEMENTS-2.38%
With BNP Paribas 2.70% 7/1/05
   (dated 6/30/05, to be repurchased
   at $362,227, collateralized by
   $34,500 U.S. Treasury Bills due
   7/7/05, market value $34,504,
   $67,100 U.S. Treasury Bills due
   8/18/05, market value $66,843,
   $35,700 U.S. Treasury Bills due
   9/15/05, market value $35,476,
   $151,200 U.S. Treasury Bills due
   12/29/05, market value $148,783,
   $22,200 U.S. Treasury Notes 1.875%
   due 1/31/06, market value $22,165,
   $10,100 U.S. Treasury Notes 2.00%
   due 5/15/06, market value $9,979,
   $35,400 U.S. Treasury Notes 3.375%
   due 2/15/08, market value $35,586
   and $16,100 U.S. Treasury Notes
   3.50% due 11/15/06, market value $16,187) ......   $  362,200     $  362,200
With UBS Warburg 2.70% 7/1/05
   (dated 6/30/05, to be repurchased
   at $216,816, collateralized by
   $75,600 U.S. Treasury Bills due
   10/13/05, market value $74,936,
   $20,000 U.S. Treasury Bills due
   12/22/05, market value $19,715 and
   $126,000 U.S. Treasury Notes 2.00%
   due 8/31/05, market value $126,619) ............      216,800        216,800
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $579,000) ................................                     579,000
                                                                     ----------

                                                               Capital Reserve-7

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-97.81% (COST $23,813,848) ..................................................   $23,768,521

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.19% .......................................................       530,851
                                                                                                                -----------
NET ASSETS APPLICABLE TO 2,456,374 SHARES OUTSTANDING-100.00% ...............................................   $24,299,372
                                                                                                                ===========

NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS ($23,647,790 / 2,390,151 SHARES) ........         $9.89
                                                                                                                      =====
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS ($651,582 / 66,223 SHARES) ...............         $9.84
                                                                                                                      =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization - no par) ............................................   $25,670,813
Undistributed net investment income ........................................................................          4,034
Accumulated net realized loss on investments ................................................................    (1,432,652)
Net unrealized appreciation of investments ..................................................................        57,177
                                                                                                                -----------
Total net assets ............................................................................................   $24,299,372
                                                                                                                ===========

oVariable rate notes. The interest rate shown is the rate as of June 30, 2005.

uPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to a counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

zFully or partially pledged as collateral for financial futures and options contracts.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements."

 Summary of Abbreviations:
 ARM - Adjustable Rate Mortgage
 FHAVA - Federal Housing Administration & Veterans Administration
 FGIC - Insured by the Financial Guaranty Insurance Company
 GNMA - Government National Mortgage Association
 S.F. - Single Family
 yr - Year

The following futures contracts were outstanding at June 30, 2005:

FUTURES CONTRACTS(1)

                                                        NOTIONAL                        UNREALIZED
CONTRACTS TO BUY                    NOTIONAL COST         VALUE      EXPIRATION DATE   APPRECIATION
----------------                    -------------         -----      ---------------   ------------
3 U.S. Treasury 5 year notes        $  (326,284)      $  (326,672)      9/30/05           $  388
14 U.S. Treasury 10 year notes       (1,582,277)       (1,588,563)      9/30/05            6,286
                                                                                          ------
                                                                                          $6,674
                                                                                          ======

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

                                                               Capital Reserve-8

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:
Interest .......................................................     $ 531,708
                                                                     ---------

EXPENSES:
Management fees ................................................        61,509
Custodian fees .................................................         7,441
Pricing fees ...................................................         4,149
Accounting and administration expenses .........................         4,033
Reports and statements to shareholders .........................         2,503
Legal and professional fees ....................................         1,917
Dividend disbursing and transfer agent fees
   and expenses ................................................         1,230
Insurance fees .................................................         1,200
Trustees' fees .................................................           616
Distribution expenses - Service Class ..........................            26
Other ..........................................................           313
                                                                     ---------
                                                                        84,937
Less waiver of distribution expenses - Service Class ...........            (4)
Less expense paid indirectly ...................................           (70)
                                                                     ---------
Total expenses .................................................        84,863
                                                                     ---------

NET INVESTMENT INCOME ..........................................       446,845
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
   Investments .................................................          (642)
   Futures contracts ...........................................        50,930
   Swap agreements .............................................       (11,448)
                                                                     ---------
   Net realized gain ...........................................        38,840
   Net change in unrealized appreciation/depreciation
     of investments ............................................       (94,308)
                                                                     ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..............................................       (55,468)
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................     $ 391,377
                                                                     =========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED
                                                       06/30/05      YEAR ENDED
                                                     (UNAUDITED)      12/31/04
                                                     -----------    -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income .............................  $   446,845    $ 1,057,878
Net realized gain on investments ..................       38,840        384,377
Net change in unrealized appreciation/
   depreciation of investments ....................      (94,308)      (373,651)
                                                     -----------    -----------
Net increase in net assets resulting
   from operations ................................      391,377      1,068,604
                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................     (516,075)    (1,305,428)
   Service Class ..................................         (389)          (275)
                                                     -----------    -----------
                                                        (516,464)    (1,305,703)
                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
   Standard Class .................................      792,480      1,525,636
   Service Class ..................................      661,102             --
   Net asset value of shares issued upon
      reinvestment of dividends and distributions:
   Standard Class .................................      519,376      1,317,012
   Service Class ..................................          285            276
                                                     -----------    -----------
                                                       1,973,243      2,842,924
                                                     -----------    -----------
Cost of shares repurchased:
   Standard Class .................................   (3,494,446)   (10,727,189)
   Service Class ..................................      (16,645)            --
                                                     -----------    -----------
                                                      (3,511,091)   (10,727,189)
                                                     -----------    -----------
Decrease in net assets derived from
   capital share transactions .....................   (1,537,848)    (7,884,265)
                                                     -----------    -----------

NET DECREASE IN NET ASSETS ........................   (1,662,935)    (8,121,364)

NET ASSETS:
Beginning of period ...............................   25,962,307     34,083,671
                                                     -----------    -----------
End of period (including undistributed
   net investment income of $4,034 and
   $4,033, respectively) ..........................  $24,299,372    $25,962,307
                                                     ===========    ===========

                             See accompanying notes

                                                               Capital Reserve-9

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS

                                                            SIX MONTHS
                                                               ENDED
                                                            6/30/05(1)                           YEAR ENDED
                                                            (UNAUDITED)  12/31/04     12/31/03    12/31/02    12/31/01(2)   12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ........................  $9.940     $10.020      $ 9.970      $9.750       $9.530      $9.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .......................................   0.178       0.356        0.329       0.419        0.533       0.590
Net realized and unrealized gain (loss) on investments ......  (0.022)      0.004        0.125       0.253        0.239       0.170
                                                               ------     -------      -------      ------       ------      ------
Total from investment operations ............................   0.156       0.360        0.454       0.672        0.772       0.760
                                                               ------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................................  (0.206)     (0.440)      (0.404)     (0.452)      (0.552)     (0.590)
                                                               ------     -------      -------      ------       ------      ------
Total dividends and distributions ...........................  (0.206)     (0.440)      (0.404)     (0.452)      (0.552)     (0.590)
                                                               ------     -------      -------      ------       ------      ------

Net asset value, end of period ..............................  $9.890     $ 9.940      $10.020      $9.970       $9.750      $9.530
                                                               ======     =======      =======      ======       ======      ======

Total return(3) .............................................   1.59%       3.66%        4.63%       7.09%        8.27%       8.46%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................... $23,648     $25,955      $34,077     $42,698      $30,996     $27,813
Ratio of expenses to average net assets .....................   0.69%       0.62%        0.63%       0.62%        0.58%       0.63%
Ratio of net investment income to average net assets ........   3.63%       3.57%        3.36%       4.21%        5.46%       6.34%
Portfolio turnover ..........................................    220%        252%         438%        427%         290%        177%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                              Capital Reserve-10

DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED                                                      5/1/00(3)
                                                             6/30/05(1)                    YEAR ENDED                          TO
                                                             (UNAUDITED) 12/31/04     12/31/03    12/31/02    12/31/01(2)   12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ........................  $9.900     $10.000       $9.970      $9.760       $9.530      $9.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .......................................   0.167       0.333        0.308       0.406        0.519       0.389
Net realized and unrealized gain (loss) on investments ......  (0.033)     (0.017)       0.105       0.243        0.249       0.320
                                                               ------    --------      -------      ------       ------      ------
Total from investment operations ............................   0.134       0.316        0.413       0.649        0.768       0.709
                                                               ------    --------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................................  (0.194)     (0.416)      (0.383)     (0.439)      (0.538)     (0.389)
                                                               ------    --------      -------      ------       ------      ------
Total dividends and distributions ...........................  (0.194)     (0.416)      (0.383)     (0.439)      (0.538)     (0.389)
                                                               ------    --------      -------      ------       ------      ------

Net asset value, end of period ..............................  $9.840      $9.900      $10.000      $9.970       $9.760      $9.530
                                                               ======    ========      =======      ======       ======      ======

Total return(4) .............................................   1.38%       3.23%        4.21%       6.84%        8.23%       7.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....................    $651          $7           $6          $6           $6          $5
Ratio of expenses to average net assets .....................   0.94%       0.87%        0.85%       0.77%        0.73%       0.73%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..................   0.99%       0.92%        0.88%       0.77%        0.73%       0.73%
Ratio of net investment income to average net assets ........   3.38%       3.32%        3.14%       4.06%        5.31%       6.25%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .......   3.33%       3.27%        3.11%       4.06%        5.31%       6.25%
Portfolio turnover ..........................................    220%        252%         438%        427%         290%        177%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                                                              Capital Reserve-11

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $70. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.


                                                              Capital Reserve-12

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED))
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                         DIVIDEND DISBURSING,          OTHER
   INVESTMENT              TRANSFER AGENT,            EXPENSES
   MANAGEMENT       ACCOUNTING AND ADMINISTRATION     PAYABLE
 FEE PAYABLE TO       FEES AND OTHER EXPENSES        TO DMC AND
     DMC                  PAYABLE TO DSC             AFFILIATES*
 --------------     ------------------------------  ------------
   $9,761                       $996                    $833

-----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $662 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

   Purchases other than U.S. government securities ..    $13,459,626
   Purchases of U.S. government securities ..........     13,372,970
   Sales other than U.S. government securities ......     16,021,045
   Sales of U.S. government securities ..............     12,868,593

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE          AGGREGATE
     COST OF              UNREALIZED          UNREALIZED       NET UNREALIZED
   INVESTMENTS           APPRECIATION        DEPRECIATION       DEPRECIATION
   -----------           ------------        ------------      --------------
   $23,813,848             $124,008           $(169,335)         $(45,327)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                          SIX MONTHS          YEAR
                                            ENDED            ENDED
                                           6/30/05*         12/31/04
                                          -----------      ----------
   Ordinary income ..................     $516,464         $1,305,703
-----------
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                              Capital Reserve-13

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets were as follows:

Shares of beneficial interest ....................    $25,670,813
Undistributed ordinary income ....................          4,033
Capital loss carryforwards .......................     (1,349,196)
Unrealized depreciation of investments ...........        (26,278)
                                                      -----------
Net assets .......................................    $24,299,372
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

               UNDISTRIBUTED                          ACCUMULATED
                   NET                                NET REALIZED
             INVESTMENT INCOME                        GAIN (LOSS)
             -----------------                       -------------
                 $69,620                               $(69,620)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,132,035 expires in 2008 and $82,894 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                     SIX MONTHS        YEAR
                                                       ENDED           ENDED
                                                      6/30/05        12/31/04
                                                      -------        --------
Shares sold:
   Standard Class ...............................      79,873         153,311
   Service Class ................................      67,216               -

Shares issued upon reinvestment of
 dividends and distributions:
   Standard Class ...............................      52,682         131,957
   Service Class ................................          29              28
                                                    ---------      ----------
                                                      199,800         285,296
                                                    ---------      ----------
Shares repurchased:
   Standard Class ...............................    (353,845)     (1,076,090)
   Service Class ................................      (1,699)              -
                                                    ---------      ----------
                                                     (355,544)     (1,076,090)
                                                    ---------      ----------
Net decrease ....................................    (155,744)       (790,794)
                                                    =========      ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.


                                                              Capital Reserve-14

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS
During the six months ended June 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. CREDIT AND MARKET RISK
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 6.71% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

================================================================================


--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                              Capital Reserve-15

DELAWARE VIP CAPITAL RESERVES SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows: 1. To elect a Board of Trustees for the Trust.

                                                                   SHARES VOTED
                                                   SHARES            WITHHELD
                                                  VOTED FOR         AUTHORITY
                                                 -----------       -----------
Thomas L. Bennett                                195,857,735        7,726,247
Jude T. Driscoll                                 195,386,639        8,197,343
John A. Fry                                      195,459,215        8,124,767
Anthony D. Knerr                                 195,374,740        8,209,242
Lucinda S. Landreth                              195,805,295        7,778,687
Ann R. Leven                                     195,355,426        8,228,556
Thomas F. Madison                                195,231,994        8,351,988
Janet L. Yeomans                                 195,442,425        8,141,556
J. Richard Zecher                                195,743,129        7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                            FOR          AGAINST        ABSTAIN
                                        ----------      ---------      ---------
VIP Balanced                             3,024,319        247,931        162,464
VIP Capital Reserves                     2,214,642        284,537        123,771
VIP Cash Reserve                        24,386,841      2,137,713      4,143,088
VIP Diversified Income                   4,942,477        197,280        405,665
VIP Emerging Markets                     2,389,387         64,565         69,846
VIP Global Bond                          4,860,226        952,515        513,997
VIP Growth Opportunities                 3,976,290        379,092        222,082
VIP High Yield                          26,138,105      1,728,077      3,659,600
VIP International Value Equity           5,833,921        640,308        361,249
VIP REIT                                32,987,415      3,440,209      2,461,657
VIP Select Growth                        2,589,787        355,194        121,086
VIP Small Cap Value                     18,214,765      2,031,679      2,072,088
VIP Trend                               16,000,639      2,149,514      1,532,858
VIP U.S. Growth                          6,166,016        404,788        368,892
VIP Value                               15,502,142      1,842,020      1,283,116

BOARD CONSIDERATION OF CAPITAL RESERVES SERIES INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Capital Reserves Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                              Capital Reserve-16

DELAWARE VIP CAPITAL RESERVES SERIES
BOARD CONSIDERATION OF CAPITAL RESERVES SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all short-intermediate investment grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through June of 2006. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

                                                              Capital Reserve-17

DELAWARE VIP CAPITAL RESERVES SERIES
BOARD CONSIDERATION OF CAPITAL RESERVES SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                              Capital Reserve-18

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               EXPENSES
                                                           BEGINNING    ENDING                PAID DURING
                                                            ACCOUNT     ACCOUNT    ANNUALIZED   PERIOD
                                                             VALUE       VALUE      EXPENSE    1/1/05 TO
                                                             1/1/05     6/30/05      RATIOS     6/30/05*
---------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,011.00      0.56%      $2.79
Service Class                                               1,000.00    1,009.70      0.81%       4.04
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,022.02      0.56%      $2.81
Service Class                                               1,000.00    1,020.73      0.81%       4.06
---------------------------------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                  Cash Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMERCIAL PAPER                                               71.81%
------------------------------------------------------------------------
Financial Services                                             45.68%
Industrial                                                      7.77%
Mortgage Bankers & Brokers                                     18.36%
------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                        23.30%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 5.30%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.41%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.41)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                                  Cash Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                       PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
 =COMMERCIAL PAPER-71.81%
  FINANCIAL SERVICES-45.68%
 @Amstel Funding 3.216% 8/24/05..............         $   500,000  $   497,608
 @Aquinas Funding 3.39% 7/1/05...............           1,000,000    1,000,000
 @Barton Capital 3.274% 7/14/05..............           1,000,000      998,819
 @Corporate Receivables Funding
    3.246% 8/10/05...........................           1,000,000      996,411
  Danske 3.045% 7/15/05......................             500,000      499,413
 @Eiffel Funding 3.40% 7/1/05................           1,000,000    1,000,000
  General Electric Capital
    3.274% 7/13/05...........................             655,000      654,286
 @Sigma Finance 3.168% 8/15/05...............             500,000      498,038
 @Starbird Funding 3.359% 9/16/05............           1,000,000      992,878
 @Steamboat Funding
    3.188% 7/15/05...........................           1,000,000      998,763
 @Surrey Funding  3.079% 7/19/05.............             950,000      948,549
 @Three Pillars Funding
    3.188% 7/13/05...........................           1,032,000    1,030,905
  UBS Finance 3.35% 7/1/05...................           1,000,000    1,000,000
 @WAL-MART Funding
    3.339% 8/22/05...........................             650,000      646,883
                                                                   -----------
                                                                    11,762,553
                                                                   -----------
  INDUSTRIAL-7.77%
  Gillette Company 3.35% 7/1/05..............           1,000,000    1,000,000
  Total Capital 3.272% 7/5/05................           1,000,000      999,637
                                                                   -----------
                                                                     1,999,637
                                                                   -----------
  MORTGAGE BANKERS & BROKERS-18.36%
  Credit Suisse First Boston
    3.491% 11/21/05..........................           1,000,000      986,336

                                                       PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
 =COMMERCIAL PAPER (CONTINUED)
  MORTGAGE BANKERS & BROKERS (CONTINUED)
  KFW International Finance
    2.809% 7/21/05...........................          $1,000,000  $   998,461
  Morgan Stanley 3.278% 7/26/05..............           1,000,000      997,729
  Nordea North America 3.033% 7/6/05.........             750,000      749,686
  Westpac Capital 3.20% 8/22/05..............           1,000,000      995,414
                                                                   -----------
                                                                     4,727,626
                                                                   -----------
  TOTAL COMMERCIAL PAPER
    (COST $18,489,816).......................                       18,489,816
                                                                   -----------
  CERTIFICATES OF DEPOSIT-23.30%
 oBank of America 3.31% 6/7/06...............           1,000,000    1,000,000
 =First Tennessee Bank 3.24% 8/15/05.........           1,000,000    1,000,000
 =HBOS Treasury Services 3.27% 9/6/05........           1,000,000    1,000,000
  PNC Bank 3.34% 9/9/05......................           1,000,000    1,000,000
 oWashington Mutual Bank 3.14% 5/31/06.......           1,000,000    1,000,000
 =Wilmington Trust 3.08% 7/11/05.............           1,000,000    1,000,002
                                                                   -----------
  TOTAL CERTIFICATES OF DEPOSIT
    (COST $6,000,002)........................                        6,000,002
                                                                   -----------
  MUNICIPAL BONDS-5.30%
 oNorth Texas Higher Education Authority
    3.32% 12/1/44 (AMBAC)....................             800,000      800,000
 oOrange County Housing Finance Authority
    2.26% 10/1/32 (FNMA) (AMT)...............             565,000      564,915
                                                                   -----------
  TOTAL MUNICIPAL BONDS
    (COST $1,364,915)........................                        1,364,915
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES-100.41% (COST $25,854,733)......   25,854,733

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.41%)..........     (106,431)
                                                                   -----------
NET ASSETS APPLICABLE TO 25,748,302 SHARES OUTSTANDING-100.00%...  $25,748,302
                                                                   ===========
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
  ($25,742,771 / 25,742,744 SHARES)..............................        $1.00
                                                                         =====
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
  ($5,531 / 5,558 SHARES)........................................        $1.00
                                                                         =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)...  $25,801,700
Accumulated net realized loss on investments.....................      (53,398)
                                                                   -----------
Total net assets.................................................  $25,748,302
                                                                   ===========

------------------
=The interest rate shown is the effective yield as of the time of purchase. @Asset-backed Commercial Paper.
^Also the cost for federal income tax purposes.
oVariable rate notes. The interest rate shown is the rate as of June 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FNMA - Insured by Federal National Mortgage Association

                             See accompanying notes

                                                                  Cash Reserve-3

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:
Interest.........................................................      387,843
                                                                     ---------

EXPENSES:
Management fees..................................................       63,317
Accounting and administration expenses...........................        4,607
Custodian fees...................................................        2,588
Legal and professional fees......................................        2,066
Reports and statements to shareholders...........................        1,701
Insurance fees...................................................        1,416
Dividend disbursing and transfer agent fees and expenses.........        1,406
Trustees' fees...................................................          705
Pricing fees.....................................................          623
Distribution expenses - Service Class............................            9
Taxes............................................................            8
Registration fees................................................            2
Other............................................................          649
                                                                     ---------
                                                                        79,097
Less waiver of distribution expenses - Service Class.............           (2)
Less expense paid indirectly.....................................         (149)
                                                                     ---------
Total expenses...................................................       78,946
                                                                     ---------
NET INVESTMENT INCOME............................................      308,897
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS................................................    $ 308,897
                                                                     =========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED        YEAR
                                                        6/30/05       ENDED
                                                      (UNAUDITED)   12/31/04
                                                      -----------  -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income...........................      $   308,897  $   296,837
Net realized gain on investments................                -       53,506
                                                      -----------  -----------
Net increase in net assets resulting
   from operations..............................          308,897      350,343
                                                      -----------  -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class...............................         (308,844)    (296,804)
   Service Class................................              (53)         (33)
                                                      -----------  -----------
                                                         (308,897)    (296,837)
                                                      -----------  -----------
CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
Proceeds from shares sold:
   Standard Class...............................        3,293,175    8,766,737
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class...............................          306,179      289,054
   Service Class................................               52           31
                                                      -----------  -----------
                                                        3,599,406    9,055,822
                                                      -----------  -----------
Cost of shares repurchased:
   Standard Class...............................       (7,687,045) (22,026,699)
                                                      -----------  -----------
Increase (decrease) in net assets derived
   from capital share transactions..............       (4,087,639) (12,970,877)
                                                      -----------  -----------
NET INCREASE (DECREASE)
   IN NET ASSETS................................       (4,087,639) (12,917,371)
NET ASSETS:
Beginning of period.............................       29,835,941   42,753,312
                                                      -----------  -----------
End of period (there was no undistributed
   net investment income at either
   period end)..................................      $25,748,302  $29,835,941
                                                      ===========  ===========

                             See accompanying notes


                                                                  Cash Reserve-4

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                                ENDED
                                                              6/30/05(1)                        YEAR ENDED
                                                             (UNAUDITED) 12/31/04(2)  12/31/03  12/31/02(3)  12/31/01(3) 12/31/00(3)
                                                             -----------------------------------------------------------------------

Net asset value, beginning of period.....................      $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................................       0.011       0.009        0.006       0.013        0.038       0.058
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations.........................       0.011       0.009        0.006       0.013        0.038       0.058
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................................      (0.011)     (0.009)      (0.006)     (0.013)      (0.038)     (0.058)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions........................      (0.011)     (0.009)      (0.006)     (0.013)      (0.038)     (0.058)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period...........................      $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(4)..........................................       1.10%       0.87%        0.61%       1.26%        3.90%       6.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..................     $25,743     $29,831      $42,748     $49,809      $43,421     $49,261
Ratio of expenses to average net assets..................       0.56%       0.55%        0.58%       0.59%        0.60%       0.63%
Ratio of net investment income to average net assets.....       2.20%       0.82%        0.60%       1.26%        3.78%       5.84%

--------------
(1)Ratios have been annualized and total return has not been annualized.
(2)On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.
(3)Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  Cash Reserve-5

DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                                                      5/1/00(4)
                                                             6/30/05(1)                         YEAR ENDED                   TO
                                                            (UNAUDITED) 12/31/04(2)   12/31/03  12/31/02(3)  12/31/01(3) 12/31/00(3)
                                                            ------------------------------------------------------------------------

Net asset value, beginning of period.....................      $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................................       0.010       0.006        0.004       0.011        0.037       0.039
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations.........................       0.010       0.006        0.004       0.011        0.037       0.039
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................................      (0.010)     (0.006)      (0.004)     (0.011)      (0.037)     (0.039)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions........................      (0.010)     (0.006)      (0.004)     (0.011)      (0.037)     (0.039)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period...........................      $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(5)..........................................       0.97%       0.60%        0.40%       1.13%        3.75%       4.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..................         $5          $5           $5          $5           $5          $5
Ratio of expenses to average net assets..................       0.81%       0.80%        0.80%       0.74%        0.75%       0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly...............       0.86%       0.85%        0.83%       0.74%        0.75%       0.79%
Ratio of net investment income to average net assets.....       1.95%       0.57%        0.38%       1.11%        3.63%       5.90%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly....       1.90%       0.52%        0.35%       1.11%        3.63%       5.90%

---------------
(1)Ratios have been annualized and total return has not been annualized.
(2)On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.
(3)Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(4)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes

                                                                  Cash Reserve-6

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide the highest level of current income, consistent with preserving capital and liquidity, by investing its assets in short-term money market instruments.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $149. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

                                                                  Cash Reserve-7

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,            OTHER
           INVESTMENT            TRANSFER AGENT,             EXPENSES
           MANAGEMENT     ACCOUNTING AND ADMINISTRATION       PAYABLE
         FEE PAYABLE TO      FEES AND OTHER EXPENSES          TO DMC
              DMC                PAYABLE TO DSC           AND AFFILIATES*
         --------------   -----------------------------   ---------------
             $9,800                  $1,112                     $299

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $726 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                       SIX MONTHS       YEAR
                                                         ENDED         ENDED
                                                        6/30/05*      12/31/04
                                                        --------      --------
Ordinary income..................................       $308,897      $296,837

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest....................    $25,801,700
Capital loss carryforwards.......................        (53,398)
                                                     -----------
Net assets.......................................    $25,748,302
                                                     ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $53,398 expires in 2010.

                                                                  Cash Reserve-8

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

4. CREDIT AND MARKET RISKS
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

5. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                  Cash Reserve-9

DELAWARE VIP CASH RESERVE SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                   SHARES VOTED
                                                        SHARES       WITHHELD
                                                       VOTED FOR    AUTHORITY
                                                      -----------  ------------
Thomas L. Bennett                                     195,857,735     7,726,247
Jude T. Driscoll                                      195,386,639     8,197,343
John A. Fry                                           195,459,215     8,124,767
Anthony D. Knerr                                      195,374,740     8,209,242
Lucinda S. Landreth                                   195,805,295     7,778,687
Ann R. Leven                                          195,355,426     8,228,556
Thomas F. Madison                                     195,231,994     8,351,988
Janet L. Yeomans                                      195,442,425     8,141,556
J. Richard Zecher                                     195,743,129     7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                           FOR         AGAINST      ABSTAIN
                                                       ----------     ---------    ---------
VIP Balanced                                            3,024,319       247,931      162,464
VIP Capital Reserves                                    2,214,642       284,537      123,771
VIP Cash Reserve                                       24,386,841     2,137,713    4,143,088
VIP Diversified Income                                  4,942,477       197,280      405,665
VIP Emerging Markets                                    2,389,387        64,565       69,846
VIP Global Bond                                         4,860,226       952,515      513,997
VIP Growth Opportunities                                3,976,290       379,092      222,082
VIP High Yield                                         26,138,105     1,728,077    3,659,600
VIP International Value Equity                          5,833,921       640,308      361,249
VIP REIT                                               32,987,415     3,440,209    2,461,657
VIP Select Growth                                       2,589,787       355,194      121,086
VIP Small Cap Value                                    18,214,765     2,031,679    2,072,088
VIP Trend                                              16,000,639     2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016       404,788      368,892
VIP Value                                              15,502,142     1,842,020    1,283,116

BOARD CONSIDERATION OF CASH RESERVE SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Cash Reserve Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                                 Cash Reserve-10

DELAWARE VIP CASH RESERVE SERIES
BOARD CONSIDERATION OF CASH RESERVE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one and five year periods was in the second quartile of such Performance Universe. The report further showed that the Series' total return for the three and 10 year periods was in the third quartile. The Board noted that the Series' performance results were mixed but on an overall basis tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                                 Cash Reserve-11

DELAWARE VIP CASH RESERVE SERIES
BOARD CONSIDERATION OF CASH RESERVE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series'assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                                 Cash Reserve-12

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  EXPENSES
                                                           BEGINNING    ENDING                  PAID DURING
                                                            ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                                             VALUE       VALUE      EXPENSE      1/1/05 TO
                                                            1/1/05      6/30/05      RATIOS       6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,005.20      0.80%         $3.98
Service Class                                               1,000.00    1,004.90      1.05%          5.22
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.83      0.80%         $4.01
Service Class                                               1,000.00    1,019.59      1.05%          5.26
-----------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            Diversified Income-1

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.17%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      2.31%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              12.29%
-------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              3.03%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           2.43%
-------------------------------------------------------------------------
CORPORATE BONDS                                                30.35%
-------------------------------------------------------------------------
Banking                                                         1.03%
Basic Industry                                                  3.23%
Brokerage                                                       0.70%
Capital Goods                                                   1.57%
Communications                                                  5.30%
Consumer Cyclical                                               4.60%
Consumer Non-Cyclical                                           2.88%
Electric                                                        1.98%
Emerging Markets                                                0.83%
Energy                                                          0.71%
Finance                                                         0.97%
Industrial - Other                                              0.81%
Insurance                                                       1.78%
Natural Gas                                                     0.88%
Real Estate                                                     0.47%
Technology                                                      0.57%
Transportation                                                  2.04%
-------------------------------------------------------------------------
FOREIGN AGENCIES                                                3.47%
-------------------------------------------------------------------------
Austria                                                         0.95%
Germany                                                         1.47%
United States                                                   1.05%
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.31%
-------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              2.63%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  4.66%
-------------------------------------------------------------------------
REGIONAL AGENCIES                                               1.24%
-------------------------------------------------------------------------
Australia                                                       0.47%
Canada                                                          0.77%
-------------------------------------------------------------------------
SOVEREIGN AGENCIES                                              1.38%
-------------------------------------------------------------------------
Canada                                                          0.34%
Japan                                                           1.04%
-------------------------------------------------------------------------

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
SOVEREIGN DEBT                                                 10.67%
-------------------------------------------------------------------------
Argentina                                                       0.49%
Austria                                                         0.66%
Belgium                                                         0.48%
Colombia                                                        0.11%
France                                                          0.70%
Germany                                                         2.06%
Italy                                                           0.48%
Malaysia                                                        0.79%
Netherlands                                                     0.52%
Norway                                                          0.16%
Peru                                                            0.11%
Philippines                                                     0.12%
Poland                                                          1.05%
Russia                                                          0.17%
Sweden                                                          1.07%
Turkey                                                          0.24%
United Kingdom                                                  1.33%
Venezuela                                                       0.13%
-------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.89%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      19.97%
-------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.06%
-------------------------------------------------------------------------
PREFERRED STOCK                                                 0.03%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          12.41%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              108.30%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (8.30)%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

                                                            Diversified Income-2

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  AGENCY ASSET-BACKED SECURITIES-0.17%
 oFannie Mae Grantor Trust
    Series 2004-T4 A2 3.93% 2/25/20..........     USD      55,000  $    54,779
    Series 2004-T4 A3 4.42% 8/25/24..........              35,000       34,957
 oFannie Mae Whole Loan
    Series 2002-W11 AV1
    3.484% 11/25/32..........................             118,071      118,112
 oSLMA Student Loan Trust
    Series  2004-1 A1 3.201% 1/26/15.........              13,629       13,637
                                                                   -----------
  TOTAL AGENCY ASSET-BACKED SECURITIES
    (COST $222,180)..........................                          221,485
                                                                   -----------
  AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS-2.31%
  Fannie Mae
    Series 1996-46 ZA 7.50% 11/25/26.........              10,403       11,235
    Series 2002-90 A1 6.50% 6/25/42..........              34,130       35,645
    Series 2002-90 A2 6.50% 11/25/42.........             153,133      159,298
    Series 2003-122 AJ 4.50% 2/25/28.........             149,098      148,569
    Series 2004-90 PC 5.00% 3/25/27..........              40,000       40,488
  Fannie Mae Grantor Trust
    Series 1999-T2 A1 7.50% 1/19/39..........               2,932        3,133
    Series 2001-T8 A2 9.50% 7/25/41..........              27,844       30,962
    Series 2002-T4 A3 7.50% 12/25/41.........              62,845       67,189
    Series 2004-T1 1A2 6.50% 1/25/44.........              62,398       65,220
  Fannie Mae Whole Loan
    Series 2002-W6 2A1 7.00% 6/25/42.........             107,676      113,827
    Series 2003-W14 1A5 4.71% 9/25/43........              10,843       10,843
    Series 2003-W18 1A5 4.61% 8/25/43........             235,000      235,055
    Series 2004-W3 A2 3.75% 5/25/34..........             450,000      446,618
    Series 2004-W9 2A1 6.50% 2/25/44.........              17,704       18,521
    Series 2004-W11 1A2 6.50% 5/25/44........             205,605      215,141
  Freddie Mac
    Series 2326 ZQ 6.50% 6/15/31.............             272,164      288,776
    Series 2480 EH 6.00% 11/15/31............               1,357        1,370
    Series 2552 KB 4.25% 6/15/27.............             306,859      306,746
    Series 2889 OE 5.00% 1/15/30.............              60,000       60,501
    Series 2890 PC 5.00% 7/15/30.............             105,000      105,747
    Series 2902 LC 5.50% 12/15/17............             295,000      300,605
    Series 2960 PC 5.00% 9/15/30.............             140,000      140,938
    Series 2981 NC 5.00% 4/15/31.............             170,000      171,955
  Freddie Mac Structured Pass Through Securities
    Series T-54 2A 6.50% 2/25/43.............              61,698       64,251
    Series T-58 1A2 3.108% 5/25/35...........               6,807        6,766
    Series T-58 2A 6.50% 9/25/43.............              23,655       24,675
  GNMA Series 2002-62 B
    4.763% 1/16/25...........................               5,000        5,064
                                                                   -----------
  TOTAL AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS
    (COST $3,075,353)........................                        3,079,138
                                                                   -----------

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  AGENCY MORTGAGE-BACKED SECURITIES-12.29%
  Fannie Mae
    5.73% 12/1/08............................     USD      22,807  $    23,790
    6.204% 5/1/09............................              45,561       47,853
    6.50% 8/1/17.............................             102,837      106,982
    6.765% 1/1/07............................              22,445       23,013
  Fannie Mae Relocation 30 yr
    5.00% 11/1/33............................              13,162       13,298
    5.00% 8/1/34.............................              87,137       88,008
    5.00% 11/1/34............................              74,235       74,977
    5.00% 11/1/34............................              49,536       50,032
    5.00% 4/1/35.............................             306,559      309,624
  Fannie Mae S.F. 15 yr TBA
    4.50% 7/1/20.............................             835,000      831,347
    5.00% 7/1/20.............................           1,195,000    1,208,444
    5.50% 7/1/20.............................           1,430,000    1,467,984
  Fannie Mae S.F. 30 yr
    5.50% 3/1/29.............................               4,397        4,473
    5.50% 4/1/29.............................               4,584        4,663
    7.50% 3/1/32.............................               3,168        3,386
    7.50% 4/1/32.............................              11,819       12,632
    7.50% 6/1/34.............................             143,354      153,209
  Fannie Mae S.F. 30 yr TBA
    5.00% 7/1/35.............................           1,610,000    1,610,503
    5.00% 8/1/35.............................           1,060,000    1,058,013
    5.50% 7/1/35.............................           5,840,000    5,920,301
    6.00% 7/1/35.............................             765,000      784,364
    7.00% 7/1/32.............................             530,000      558,819
    7.50% 7/30/34............................             355,000      379,295
 oFreddie Mac ARM 3.672% 4/1/34..............              23,205       23,568
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33.............................              25,075       25,349
  Freddie Mac S.F. 20 yr
    5.50% 8/1/24.............................             501,633      512,293
    5.50% 9/1/24.............................             504,496      515,217
  GNMA S.F. 30 yr TBA 5.00% 7/1/35...........             555,000      559,336
                                                                   -----------
  TOTAL AGENCY MORTGAGE-BACKED SECURITIES
    (COST $16,315,896).......................                       16,370,773
                                                                   -----------
  AGENCY OBLIGATIONS-3.03%
  Fannie Mae
    3.00% 8/15/07............................              40,000       39,348
    3.125% 12/15/07..........................              10,000        9,836
    5.00% 4/15/15............................              70,000       74,093
    5.25% 8/1/12.............................             220,000      232,233
   ^5.399% 10/9/19...........................           1,060,000      526,990
    6.625% 11/15/30..........................              95,000      123,709
 ^Financing Corporation Principal Strip
    PRN D 4.57% 9/26/19......................           1,335,000      702,700
    PRN 1 5.00% 5/11/18......................           1,800,000    1,018,203
    PRN 15 5.24% 3/7/19......................             155,000       83,848
    PRN 16 4.565% 4/5/19.....................             240,000      129,348
 ^Residual Funding Corporation
    Principal Strip 5.044% 10/15/19..........             900,000      478,310

                                                            Diversified Income-3

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  AGENCY OBLIGATIONS (CONTINUED)
 ^Resolution Funding Corporation Interest Strip
    5.209% 1/15/25...........................     USD     825,000  $   340,089
    5.24% 10/15/25...........................             685,000      273,677
                                                                   -----------
  Total Agency Obligations
    (cost $3,786,761)........................                        4,032,384
                                                                   -----------
  COMMERCIAL MORTGAGE-BACKED SECURITIES-2.43%
  Bank of America Commercial Mortgage
    Series 2004-2 A2 3.52% 11/10/38..........              50,000       48,887
    Series 2004-5 A3 4.561% 11/10/41.........              40,000       40,274
    Series 2005-1 A3 4.877% 11/10/42.........             375,000      383,432
   oSeries 2005-2 AJ 4.953% 7/10/43..........              75,000       76,688
 #Bear Stearns Commercial Mortgage
    Securities Series 2004-ESA E 144A
    5.064% 5/14/16...........................             215,000      219,237
 #Crown Castle Towers Series 2005-1A C 144A
    5.074% 6/15/35...........................              90,000       90,330
 oGE Capital Commercial Mortgage
    Series 2005-C2 A2 4.706% 5/10/43.........             370,000      375,701
  GMAC Commercial Mortgage Securities
    Series 1998-C2 A2 6.42% 5/15/35..........             213,659      225,841
  GS Mortgage Securities Corporation II
    Series 2005-GG4 A4A 4.751% 7/10/39.......             115,000      116,630
 #Hilton Hotel Pool Trust Series 2000
    HLTA A1 144A 7.055% 10/6/15..............              16,283       17,545
  J.P. Morgan Chase Commercial
    Mortgage Securities
    Series 2002-C1 A3 5.376% 7/12/37.........             290,000      305,907
   oSeries 2002-C2 A2 5.05% 12/12/34.........             280,000      290,227
    Series 2003-C1 A2 4.985% 1/12/37.........              20,000       20,655
  LB-UBS Commercial Mortgage Trust
    Series 2002-C1 A4 6.462% 3/15/31.........             110,000      122,849
    Series 2005-C2 A2 4.821% 4/15/30.........             145,000      148,220
  Lehman Brothers Commercial Conduit
    Mortgage Trust Series 1998-C4 A1B
    6.21% 10/15/35...........................             300,000      317,517
 #Meristar Commercial Mortgage Trust
    Series 1999-C1 C 144A 8.29% 3/3/16.......             115,000      126,212
 oMerrill Lynch Mortgage Trust
    2004-BPC1 A3 4.467% 10/12/41.............              25,000       24,971
  Nomura Asset Securities
    Series 1998-D6 A1B 6.59% 3/15/30.........              65,000       68,990
 #Tower Series 2004-2A A 144A
    4.232% 12/15/14..........................              65,000       64,520
  Wachovia Bank Commercial Mortgage Trust
    Series 2005-C18 A2 4.657% 4/15/42........             145,000      146,825
                                                                   -----------
  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
    (COST $3,224,082)........................                        3,231,458
                                                                   -----------

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS-30.35%
  BANKING-1.03%
o#Banco Santander 144A 3.72% 12/9/09.........     USD      60,000  $    60,190
 oBarclays Bank 6.278% 12/29/49..............             480,000      490,319
  Citigroup 5.875% 2/22/33...................             165,000      180,578
  Credit Suisse First Boston USA
    6.125% 11/15/11..........................              75,000       81,691
  Popular North America 4.25% 4/1/08.........             185,000      185,134
  Popular North America Capital Trust I
    6.564% 9/15/34...........................             130,000      144,991
o#Rabobank Capital Funding II 144A
    5.26% 12/29/49...........................             110,000      113,355
 oRBS Capital Trust I 4.709% 12/29/49........              95,000       93,880
  Regions Financial 6.375% 5/15/12...........              25,000       28,093
                                                                   -----------
                                                                     1,378,231
                                                                   -----------
  BASIC INDUSTRY-3.23%
  Abitibi-Consolidated 6.95% 12/15/06........             130,000      132,275
  Barrick Gold Finance 7.50% 5/1/07..........              60,000       63,479
 #Boise Cascade 144A 7.125% 10/15/14.........             125,000      123,438
  Bowater
    9.00% 8/1/09.............................             150,000      163,125
    9.50% 10/15/12...........................             255,000      284,324
  Fort James 7.75% 11/15/23..................             310,000      356,499
 #Huntsman International 144A
    7.375% 1/1/15............................             155,000      153,838
  Lubrizol 4.625% 10/1/09....................              40,000       40,043
  Lyondell Chemical 9.875% 5/1/07............              31,000       31,930
  MDP Acquisitions 9.625% 10/1/12............             135,000      135,675
  Nalco Holdings 8.875% 11/15/13.............              85,000       91,588
 #NewPage 144A 10.00% 5/1/12.................             145,000      146,088
  Noranda 6.20% 6/15/35......................             425,000      423,029
  Norske Skog Canada 8.625% 6/15/11..........             250,000      259,062
 #Novelis 144A 7.25% 2/15/15.................             150,000      151,313
 #Port Townsend Paper 144A
    12.00% 4/15/11...........................             190,000      171,000
  Potlatch 12.50% 12/1/09....................             150,000      187,108
  Rhodia
    8.875% 6/1/11............................             145,000      140,288
    10.25% 6/1/10............................              95,000      102,363
  Smurfit Capital Funding 7.50% 11/20/25.....             200,000      189,000
++Solutia 6.72% 10/15/37.....................             275,000      228,594
  Stone Container 9.75% 2/1/11...............             220,000      233,750
  Tembec Industries 8.625% 6/30/09...........             285,000      233,700
  Temple-Inland 5.003% 5/17/07...............             135,000      136,289
  Witco
    6.875% 2/1/26............................              50,000       50,000
    7.75% 4/1/23.............................              75,000       76,125
                                                                   -----------
                                                                     4,303,923
                                                                   -----------

                                                            Diversified Income-4

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  BROKERAGE-0.70%
  Amvescap 4.50% 12/15/09....................    USD      150,000  $   150,684
  E Trade Financial 8.00% 6/15/11............             225,000      237,938
  Franklin Resources 3.70% 4/15/08...........               5,000        4,926
  Goldman Sachs 6.345% 2/15/34...............             170,000      184,829
  LaBranche & Company 11.00% 5/15/12.........              25,000      135,625
 oMerrill Lynch 3.948% 3/12/07...............              95,000       94,695
  Morgan Stanley 4.75% 4/1/14................             125,000      123,364
                                                                   -----------
                                                                       932,061
                                                                   -----------
  CAPITAL GOODS-1.57%
  Aleris International 9.00% 11/15/14........             115,000      119,600
  Allied Waste North America
    9.25% 9/1/12.............................             180,000      195,300
  Anchor Glass 11.00% 2/15/13................             175,000      137,375
  Armor Holdings 8.25% 8/15/13...............             245,000      266,130
  Casella Waste Systems 9.75% 2/1/13.........             165,000      179,025
 #Compression Polymers 144A
    10.50% 7/1/13............................              75,000       76,406
  General Electric 5.00% 2/1/13..............             175,000      180,973
  Geo Subordinate 11.00% 5/15/12.............             195,000      196,950
 #Graham Packaging 144A
    9.875% 10/15/14..........................             180,000      181,350
  Interface 10.375% 2/1/10...................             160,000      176,800
  Intertape Polymer 8.50% 8/1/14.............             125,000      124,496
  Nortek 8.50% 9/1/14........................              60,000       56,100
  Pliant 11.125% 9/1/09......................             125,000      122,500
  Radnor Holdings
   o9.891% 4/15/09...........................              75,000       74,719
    11.00% 3/15/10...........................              10,000        6,875
                                                                   -----------
                                                                     2,094,599
                                                                   -----------
  COMMUNICATIONS-5.30%
 %Adelphia Communications
    8.125% 7/15/06...........................              80,000      69,600
  Alaska Communications Systems
    Holdings 9.875% 8/15/11..................             120,000     127,800
  Alltel 4.656% 5/17/07......................             135,000     136,120
  American Cellular 10.00% 8/1/11............              85,000      86,700
  American Media Operation
    10.25% 5/1/09............................             105,000     105,525
  American Tower 7.125% 10/15/12.............              80,000      85,000
  Bellsouth 4.75% 11/15/12...................              50,000      50,340
  Centennial Cellular Operating
    10.125% 6/15/13..........................              90,000     102,150
  Cenveo 9.625% 3/15/12......................             125,000     135,625
 #Charter Communications 144A
    5.875% 11/16/09..........................              45,000      29,080
  Charter Communications Holdings
    10.75% 10/1/09...........................             590,000     458,725
  Cincinnati Bell 8.375% 1/15/14.............             200,000     206,000
  Comcast 5.65% 6/15/35......................             305,000     304,812
  Cox Communications 4.625% 1/15/10..........              60,000      59,902

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  COMMUNICATIONS (CONTINUED)
  CSC Holdings
    8.125% 8/15/09...........................     USD      35,000  $    35,613
    10.50% 5/15/16...........................             265,000      286,200
  Dex Media East 12.125% 11/15/12............              80,000       96,200
  Dex Media West 9.875% 8/15/13..............              50,000       57,250
 #Hanarotelecom 144A 7.00% 2/1/12............             150,000      149,104
 *Inmarsat Finance 10.375% 11/15/12..........             225,000      177,750
  Insight Midwest 10.50% 11/1/10.............             380,000      404,700
  InterActiveCorp 6.75% 11/15/05.............             255,000      257,088
  iPCS 11.50% 5/1/12.........................               5,000        5,600
 #IWO Escrow Company 144A
   o6.891% 1/15/12...........................              25,000       24,938
   *10.75% 1/15/15...........................              20,000       13,200
 oLiberty Media 4.91% 9/17/06................              62,000       62,397
  MCI
    6.908% 5/1/07............................             105,000      106,706
    7.688% 5/1/09............................             205,000      213,969
  Mediacom Broadband 11.00% 7/15/13..........             100,000      108,750
  Mediacom Capital 9.50% 1/15/13.............             120,000      120,300
  Nextel Communications 5.95% 3/15/14........              70,000       73,063
  Nextmedia Operating 10.75% 7/1/11..........             155,000      169,144
 *Panamsat Holding 10.375% 11/1/14...........             175,000      121,188
o#Qwest 144A 6.671% 6/15/13..................             125,000      128,594
  Qwest Services 13.50% 12/15/10.............             195,000      226,200
  Rogers Cablesystems 11.00% 12/1/15.........             105,000      113,925
  Rural Cellular
    9.625% 5/15/08...........................              95,000       92,150
    9.875% 2/1/10............................             105,000      108,938
  SBC Communications
    4.125% 9/15/09...........................              20,000       19,853
    6.15% 9/15/34............................             120,000      130,447
  Sheridan Acquisition 10.25% 8/15/11........              95,000       99,156
  Sprint Capital
    4.78% 8/17/06............................             105,000      105,795
    6.375% 5/1/09............................              20,000       21,303
    8.75% 3/15/32............................             265,000      369,796
 #Telecom Italia Capital 144A
    4.00% 1/15/10............................             105,000      102,130
  Telefonos de Mexico 4.50% 11/19/08.........             180,000      179,100
  Time Warner Entertainment
    8.375% 3/15/23...........................              55,000       70,502
 oUS LEC 11.89% 10/1/09......................              95,000       98,800
  US Unwired 10.00% 6/15/12..................             125,000      139,688
 #Valor Telecom Enterprises 144A
    7.75% 2/15/15............................             115,000      113,563
  Verizon Wireless 5.375% 12/15/06...........             260,000      265,062
  XM Satellite Radio
    12.00% 6/15/10...........................             125,000      141,250
    14.00% 3/15/10...........................              90,000       97,200
                                                                   -----------
                                                                     7,063,991
                                                                   -----------

                                                            Diversified Income-5

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  CONSUMER CYCLICAL-4.60%
  Accuride 8.50% 2/1/15......................     USD     135,000  $   132,638
  Advanced Accessory Systems
    10.75% 6/15/11...........................              75,000       60,750
  Ameristar Casinos 10.75% 2/15/09...........             175,000      191,188
  Boyd Gaming 9.25% 8/1/09...................             200,000      211,000
 #Carrols 144A 9.00% 1/15/13.................             130,000      132,275
 oCentex 3.46% 8/1/07........................             130,000      130,100
 #Commercial Vehicle 144A 8.00% 7/1/13.......              50,000       51,125
  Corrections Corporation of America
    7.50% 5/1/11.............................             170,000      177,863
  CVS 4.00% 9/15/09..........................             145,000      143,806
 oDaimlerChrysler NA Holding
    3.859% 9/10/07...........................             170,000      170,100
  Dana 5.85% 1/15/15.........................             170,000      150,450
  Denny's 10.00% 10/1/12.....................             140,000      146,300
  Ford Motor 7.45% 7/16/31...................             135,000      112,989
  Ford Motor Credit
    6.625% 6/16/08...........................             155,000      153,186
    5.625% 10/1/08...........................              10,000        9,537
    5.70% 1/15/10............................             105,000       96,940
    7.00% 10/1/13............................              95,000       91,290
  Gaylord Entertainment
    6.75% 11/15/14...........................             100,000       98,250
  General Motors 8.375% 7/15/33..............             200,000      168,000
  General Motors Acceptance
    Corporation
   o4.10% 7/16/07............................             180,000      173,795
    6.75% 12/1/14............................              60,000       53,770
 #Goodyear Tire 144A 9.00% 7/1/15............              25,000       24,688
  Johnson Controls 5.00% 11/15/06............              20,000       20,255
  Jones Apparel 4.25% 11/15/09...............              95,000       92,798
  Landry's Restaurants 7.50% 12/15/14........             175,000      170,188
  Limited Brands 6.95% 3/1/33................             170,000      177,609
  Lodgenet Entertainment 9.50% 6/15/13.......             220,000      240,900
  Mandalay Resort Group 10.25% 8/1/07........             195,000      215,475
 #Metaldyne 144A 10.00% 11/1/13..............              80,000       66,000
  MGM MIRAGE 9.75% 6/1/07....................             130,000      141,538
  Michaels Stores 9.25% 7/1/09...............              65,000       68,006
  O'Charleys 9.00% 11/1/13...................             160,000      173,600
  Penn National Gaming 8.875% 3/15/10........             320,000      343,999
  Perkins Family Restaurants
    10.125% 12/15/07.........................             125,000      126,875
  Royal Caribbean Cruises
    7.25% 3/15/18............................             155,000      171,275
  Schuler Homes 10.50% 7/15/11...............              80,000       88,600
  Time Warner 8.18% 8/15/07..................             210,000      226,021
 *Town Sports International
    11.00% 2/1/14............................             130,000       78,975
  True Temper Sports 8.375% 9/15/11..........             110,000      102,575
 #Uno Restaurant 144A 10.00% 2/15/11.........             120,000      114,600
  Visteon 8.25% 8/1/10.......................             290,000      269,699
  Warnaco 8.875% 6/15/13.....................             100,000      111,000

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  CONSUMER CYCLICAL (CONTINUED)
  Warner Music Group 7.375% 4/15/14..........     USD     195,000  $   197,925
  Wheeling Island Gaming
    10.125% 12/15/09.........................             240,000      255,599
                                                                   -----------
                                                                     6,133,552
                                                                   -----------
  CONSUMER NON-CYCLICAL-2.88%
  Albertson's 8.00% 5/1/31...................             115,000      139,844
  Amgen 4.00% 11/18/09.......................              30,000       29,803
 #Chiquita Brands 144A 8.875% 12/1/15........             100,000       99,750
 #Commonwealth Brands 144A
    9.75% 4/15/08............................              65,000       68,738
    10.625% 9/1/08...........................             175,000      185,063
  Constellation Brands 8.125% 1/15/12........             100,000      107,500
  Cott Beverages 8.00% 12/15/11..............             175,000      188,563
  Great Atlantic & Pacific Tea
    7.75% 4/15/07............................             150,000      154,125
  Kraft Foods
    4.125% 11/12/09..........................              95,000       94,287
    5.25% 10/1/13............................             210,000      218,889
 #Le-Natures 144A 10.00% 6/15/13.............             265,000      279,574
  Medco Health Solutions 7.25% 8/15/13.......             130,000      146,569
  MedPartners 7.375% 10/1/06.................             220,000      227,425
 #Miller Brewing 144A 4.25% 8/15/08..........              65,000       64,763
  National Beef Packing 10.50% 8/1/11........             110,000      105,325
  NDCHealth 10.50% 12/1/12...................             180,000      192,150
  Pilgrim's Pride 9.625% 9/15/11.............             155,000      170,113
  Pinnacle Foods 8.25% 12/1/13...............             100,000       90,000
  Safeway 6.15% 3/1/06.......................              75,000       75,818
  Smithfield Foods 7.00% 8/1/11..............             100,000      105,750
  Universal 6.50% 2/15/06....................              90,000       91,286
  US Oncology 10.75% 8/15/14.................             210,000      229,950
  UST 6.625% 7/15/12.........................             130,000      145,476
  Vanguard Health 9.00% 10/1/14..............             210,000      227,850
 #Warner Chilcott 144A 8.75% 2/1/15..........             175,000      171,063
  WellPoint
    3.75% 12/14/07...........................             145,000      143,215
    4.25% 12/15/09...........................              80,000       79,726
                                                                   -----------
                                                                     3,832,615
                                                                   -----------
  ELECTRIC-1.98%
 #Allegheny Energy Supply Statutory
    Trust 2001 Series B 144A
    13.00% 11/15/07..........................               5,000        5,544
  Avista 9.75% 6/1/08........................              10,000       11,341
  Calpine
    7.625% 4/15/06...........................              50,000       47,125
    8.25% 8/15/05............................             100,000       99,875
    10.50% 5/15/06...........................              45,000       43,425
o#Calpine 144A 8.891% 7/15/07................             132,638      114,068
  CMS Energy 9.875% 10/15/07.................             100,000      109,500
  Detroit Edison 6.35% 10/15/32..............              20,000       23,188
  Dominion Resources 7.195% 9/15/14..........              70,000       81,435
  Duke Capital 5.668% 8/15/14................              95,000       98,869

                                                            Diversified Income-6

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  ELECTRIC (CONTINUED)
 #Dynegy Holdings 144A
    10.125% 7/15/13..........................     USD     200,000  $   227,001
  Elwood Energy 8.159% 7/5/26................             144,674      163,843
  Midland Funding II 11.75% 7/23/05..........              27,532       27,614
  Midwest Generation
    8.30% 7/2/09.............................             145,000      153,700
    8.75% 5/1/34.............................             140,000      157,500
++Mirant Americas Generation
    7.625% 5/1/06............................             110,000      127,875
 #NRG Energy 144A 8.00% 12/15/13.............             127,000      134,620
  Orion Power Holdings 12.00% 5/1/10.........             130,000      156,325
o#Pinnacle West Energy 144A
    3.63% 4/1/07.............................             115,000      115,076
 #Power Contract Financing 144A
    5.20% 2/1/06.............................               4,470        4,501
  Progress Energy 6.75% 3/1/06...............              25,000       25,430
  PSE&G Energy Holdings
    7.75% 4/16/07............................              10,000       10,375
  Reliant Energy 9.50% 7/15/13...............              60,000       66,900
 oSCANA 3.48% 3/1/08.........................              80,000       80,133
  Southern California Edison
   o3.465% 12/13/07..........................              75,000       75,000
    6.00% 1/15/34............................              35,000       39,342
 #Tenaska Alabama 144A
    7.00% 6/30/21............................             100,000      101,750
 #Texas Genco 144A 6.875% 12/15/14...........             115,000      121,613
  TXU Electric Delivery 7.00% 5/1/32.........              20,000       24,263
  TXU Energy 7.00% 3/15/13...................             175,000      195,460
                                                                   -----------
                                                                     2,642,691
                                                                   -----------
  EMERGING MARKETS-0.83%
  Republic of El Salvador 7.65% 6/15/35......             380,000      380,950
 #Kazkommerts International 144A
    7.00% 11/3/09............................             140,000      143,150
  Naftogaz Ukrainy 8.125% 9/30/09............             100,000      105,730
  Siberian Oil 10.75% 1/15/09................             285,000      320,282
  Venezuela Government
    9.375% 1/13/34...........................             150,000      157,500
                                                                   -----------
                                                                     1,107,612
                                                                   -----------
  ENERGY-0.71%
  Bluewater Finance 10.25% 2/15/12...........             110,000      118,250
 #Canadian Oil Sands 144A
    4.80% 8/10/09............................              10,000       10,082
 #Chesapeake Energy 144A
    6.625% 1/15/16...........................              75,000       77,813
@#Geophysique 144A 7.50% 5/15/15.............              50,000       52,375
 #Hilcorp Energy 144A 10.50% 9/1/10..........             160,000      177,600
  Nexen 5.875% 3/10/35.......................              95,000       96,891
 #Ocean Rig Norway 144A
    8.375% 7/1/13............................              50,000       50,875
  Petroleum Geo-Services
    8.00% 11/5/06............................              23,662       24,194
    10.00% 11/5/10...........................              95,000      106,875

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  ENERGY (CONTINUED)
 oSecunda International 11.141% 9/1/12.......     USD     115,000  $   112,700
  Weatherford International
    4.95% 10/15/13...........................               5,000        5,093
  Whiting Petroleum 7.25% 5/1/13.............             105,000      107,625
                                                                   -----------
                                                                       940,373
                                                                   -----------
  FINANCE-0.97%
 #Berkshire Hathaway Finance 144A
   o3.18% 1/11/08............................              75,000       75,092
    4.125% 1/15/10...........................             105,000      104,478
  HSBC Finance 5.00% 6/30/15.................             380,000      383,714
  International Lease Finance
    4.625% 6/2/08............................              25,000       25,206
o#Premium Asset Trust Series
    2005-2 144A 3.23% 2/2/07.................              85,000       85,000
 #Residential Capital 144A
    6.375% 6/30/10...........................             405,000      407,378
    6.875% 6/30/15                                        200,000      204,772
                                                                   -----------
                                                                     1,285,640
                                                                   -----------
  INDUSTRIAL-OTHER-0.81%
  Adesa 7.625% 6/15/12.......................             155,000      158,100
  Foster Wheeler 10.359% 9/15/11.............             105,000      110,250
  Interline Brands 11.50% 5/15/11............             232,000      256,360
 #Knowledge Learn 144A 7.75% 2/1/15..........             115,000      110,400
 *Mueller Holdings 14.75% 4/15/14............             245,000      180,075
 #Park-Ohio Industries 144A
    8.375% 11/15/14..........................             115,000      103,213
  Trimas 9.875% 6/15/12......................             190,000      160,550
                                                                   -----------
                                                                     1,078,948
                                                                   -----------
  INSURANCE-1.78%
 #Farmers Exchange Capital 144A
    7.05% 7/15/28............................             250,000      271,148
 #Farmers Insurance Exchange 144A
    6.00% 8/1/14.............................              45,000       46,973
    8.625% 5/1/24............................               5,000        6,223
 #Liberty Mutual 144A
    7.00% 3/15/34............................              90,000       95,017
  Marsh & McLennan
   o3.28% 7/13/07............................             205,000      203,703
    5.375% 3/15/07...........................             170,000      172,288
  MetLife
    5.00% 6/15/15............................             280,000      284,717
    5.70% 6/15/35............................             285,000      294,868
 #Nationwide Mutual Insurance 144A
    7.875% 4/1/33............................              70,000       88,240
o#North Front Pass-Through Trust 144A
    5.81% 12/15/24...........................             250,000      258,073
o#Oil Insurance 144A 5.15% 8/15/33...........             165,000      166,437
  St. Paul Travelers 5.01% 8/16/07...........             235,000      238,047
o#Twin Reefs Pass-Through Trust 144A
    4.19% 12/31/49...........................             100,000       99,360

                                                            Diversified Income-7

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  INSURANCE (CONTINUED)
  Willis Group
    5.125% 7/15/10...........................     USD      70,000  $    70,454
    5.625% 7/15/15...........................              75,000       75,626
                                                                   -----------
                                                                     2,371,174
                                                                   -----------
  NATURAL GAS-0.88%
 oAtmos Energy 3.516% 10/15/07...............              45,000       45,103
  El Paso Natural Gas 7.625% 8/1/10..........               5,000        5,304
  El Paso Production Holding
    7.75% 6/1/13.............................             155,000      166,238
  Enterprise Products Operating
    4.00% 10/15/07...........................              30,000       29,716
    4.625% 10/15/09..........................             225,000      224,209
 #Inergy Finance 144A 6.875% 12/15/14........              75,000       73,313
  Sempra Energy
   o3.754% 5/21/08...........................             115,000      115,289
    4.621% 5/17/07...........................             220,000      221,137
  Tennessee Gas Pipeline
    8.375% 6/15/32...........................              80,000       94,535
  Valero Logistics Operations
    6.05% 3/15/13............................             190,000      201,548
                                                                   -----------
                                                                     1,176,392
                                                                   -----------
  REAL ESTATE-0.47%
 #America Real Estate Partners 144A
    7.125% 2/15/13...........................             175,000      172,375
  BF Saul REIT 7.50% 3/1/14..................             105,000      109,200
  Developers Diversified Realty
    5.25% 4/15/11............................              95,000       96,623
  Tanger Properties 9.125% 2/15/08...........             225,000      245,250
                                                                   -----------
                                                                       623,448
                                                                   -----------
  TECHNOLOGY-0.57%
 #Magnachip Semiconductor 144A
    8.00% 12/15/14...........................              85,000       82,025
  Motorola
    4.608% 11/16/07..........................             235,000      236,929
    7.625% 11/15/10..........................              50,000       57,275
  Sanmina-SCI 10.375% 1/15/10................             155,000      172,825
 #Telcordia Technologies 144A
    10.00% 3/15/13...........................             225,000      211,500
                                                                   -----------
                                                                       760,554
                                                                   -----------
  TRANSPORTATION-2.04%
  Continental Airlines 6.503% 6/15/11........             205,000      202,392
 oCSX 3.51% 8/3/06...........................              31,000       31,066
  Deutsche Bahn Finance
    1.65% 12/1/14............................     JPY 147,000,000    1,376,221
 #Erac USA Finance 144A
    7.35% 6/15/08............................     USD     200,000      215,933
*#H-Lines Finance Holding 144A
    11.00% 4/1/13............................             255,000      197,625
 #Horizon Lines 144A 9.00% 11/1/12...........              50,000       52,625
  Kansas City Southern Railway
    9.50% 10/1/08............................             150,000      164,250
  OMI 7.625% 12/1/13.........................             190,000      190,238

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  CORPORATE BONDS (CONTINUED)
  TRANSPORTATION (CONTINUED)
  Seabulk International 9.50% 8/15/13........     USD      55,000  $    62,081
  Stena 9.625% 12/1/12.......................             150,000      164,250
  Ultrapetrol 9.00% 11/24/14.................              75,000       66,750
                                                                   -----------
                                                                     2,723,431
                                                                   -----------
  TOTAL CORPORATE BONDS
    (COST $40,371,863).......................                       40,449,235
                                                                   -----------
  FOREIGN AGENCIES-3.47%
  AUSTRIA-0.95%
  Oesterreichesche Kontrollbank
    1.80% 3/22/10............................     JPY 131,000,000    1,264,788
                                                                   -----------
                                                                     1,264,788
                                                                   -----------
  GERMANY-1.47%
  Exim of Ukraine 7.75% 9/23/09..............     USD     155,000      162,564
  Gazprom Oao 9.625% 3/1/13..................     USD     130,000      159,770
 #Gazprom Oao 144A 9.625% 3/1/13.............     USD     210,000      258,563
  Rentenbank 1.375% 4/25/13..................     JPY 147,000,000    1,382,821
                                                                   -----------
                                                                     1,963,718
                                                                   -----------
  UNITED STATES-1.05%
 #Pemex Project Funding Master Trust 144A
    5.75% 12/15/15...........................     USD     150,000      150,075
    6.625% 6/15/35...........................     USD     100,000       98,750
  KFW International Finance
    1.75% 3/23/10............................     JPY 119,000,000    1,145,922
                                                                   -----------
                                                                     1,394,747
                                                                   -----------
  TOTAL FOREIGN AGENCIES
    (COST $4,704,470)........................                        4,623,253
                                                                   -----------
  MUNICIPAL BONDS-0.31%
  Augusta, Georgia Water & Sewer
    Revenue 5.25% 10/1/39 (FSA)..............              85,000       92,664
  California State 5.00% 2/1/33..............              25,000       26,327
    California State University
    Systemwide Revenue
    5.00% 11/1/30 (AMBAC)....................              95,000      102,296
  Colorado Department of
    Transportation Revenue
    5.00% 12/15/12 (FGIC)....................               5,000        5,547
    5.00% 12/15/13 (FGIC)....................              40,000       44,601
  Illinois State Taxable Pension
    5.10% 6/1/33.............................              10,000       10,410
  New Jersey Economic Development
    Authority Revenue Cigarette Tax
    5.75% 6/15/29............................              25,000       27,081
  New York State Sales Tax Asset
    Receivables Series A
    5.25% 10/15/27 (AMBAC)...................              45,000       49,824
  New York State Urban Development
    Series A-1 5.25% 3/15/34 (FGIC)..........              40,000       43,598
  Oregon State Taxable Pension
    5.892% 6/1/27............................               5,000        5,776

                                                            Diversified Income-8

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  MUNICIPAL BONDS (CONTINUED)
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series I 5.25% 7/1/33....................     USD       5,000  $     5,386
  West Virginia Economic Development
    Authority 6.07% 7/1/26...................               5,000        5,538
                                                                   -----------
  TOTAL MUNICIPAL BONDS
    (COST $400,012)..........................                          419,048
                                                                   -----------

  NON-AGENCY ASSET-BACKED SECURITIES-2.63%
  AmeriCredit Automobile Receivables Trust
    Series 2001-C A4 5.01% 7/14/08...........              49,936      50,161
    Series 2001-D A4 4.41% 11/12/08..........              44,556      44,681
  Capital One Multi-Asset Execution
    Trust Series 2003-C2 C2
    4.32% 4/15/09............................             100,000     100,207
  Citibank Credit Card Issuance Trust
    Series 2003-A7 A7 4.15% 7/7/17...........              10,000       9,854
    Series 2004-A4 3.20% 8/24/09.............              10,000       9,840
  Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23.........              25,000      24,750
    Series 2004-S1 A2 3.872% 3/25/20.........             230,000     227,731
  Household Automotive Trust
    Series 2002-1 A4 4.39% 5/18/09...........              17,684      17,727
  MBNA Master Credit Card Trust
   #Series 2000-D C 144A 8.40% 9/15/09.......              25,000      26,801
    Series 2004-A4 2.70% 9/15/09.............             410,000     401,139
 oMerrill Lynch Mortgage Investors
    Series 2004-WMC5 A2B2
    3.664% 7/25/35...........................              70,000      70,200
    Series 2005-NC1 A2B
    3.534% 10/25/35..........................              70,000      70,064
    Series 2005-WMC1 A2B
    3.534% 9/25/35...........................             485,000     485,701
  Mid-State Trust
    Series 11 A1 4.864% 7/15/38..............              22,887      22,591
    Series 2004-1 A 6.005% 8/15/39...........              12,792      13,347
 oNovastar Home Equity Loan
    Series 2004-4 A2B 3.654% 3/25/35.........              70,000      70,237
 oRenaissance Home Equity Loan Trust
    Series 2004-4 AF2 3.856% 2/25/35.........              95,000      94,249
    Series 2005-2 AF2 4.361% 8/25/35.........             570,000     570,534
 oResidential Asset Mortgage Products
    Series 2004-RS12 AII2
    3.544% 12/25/34..........................             290,000     290,448
    Series 2004-RZ2 AI3 4.30% 1/25/31........              50,000      49,968
 oResidential Funding Mortgage
    Securities II
    Series 2005-HI2 A1 3.466% 5/25/35........             575,000     575,000
 oSaxon Asset Securities Trust
    Series 2005-1 A2B 3.534% 5/25/35.........             180,000     180,190
  Structured Asset Securities
    Series 2001-SB1 A2 3.375% 8/25/31........              64,021      60,427

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
  WFS Financial Owner Trust
    Series 2002-2 A4 4.50% 2/20/10...........     USD      44,257  $    44,415
                                                                   -----------
  TOTAL NON-AGENCY ASSET-BACKED SECURITIES
    (COST $3,510,531)........................                        3,510,262
                                                                   -----------

  NON-AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS-4.66%
  Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33........              14,092       14,382
    Series 2004-2 1A1 6.00% 3/25/34..........               3,987        4,069
    Series 2004-10 1CB1 6.00% 11/25/34.......             107,715      111,465
    Series 2005-3 2A1 5.50% 4/25/20..........              92,031       94,101
    Series 2005-5 2CB1 6.00% 6/25/35.........             257,584      265,154
    Series 2005-6 7A1 5.50% 7/25/20..........             335,000      342,433
  Bank of America Funding
    Series 2004-3 2A2 5.00% 9/25/19..........             121,943      122,514
 oBank of America Mortgage Securities
    Series 2003-D 1A2 3.428% 5/25/33.........                 807          807
    Series 2003-I 2A4 3.828% 10/25/33........              60,000       59,705
    Series 2004-A 1A1 3.481% 2/25/34.........              88,401       88,144
    Series 2004-E 1A1 3.528% 6/25/34.........             185,554      183,959
    Series 2004-G 2A6 4.657% 8/25/34.........             110,000      111,871
    Series 2005-A 2A1 4.480% 2/25/35.........             201,025      200,640
    Series 2005-B 2A1 4.422% 3/25/35.........             363,448      362,161
    Series 2005-E 2A1 4.994% 6/25/35.........              84,093       84,750
    Series 2005-F 2A3 4.742% 7/25/35.........             340,000      340,372
 oCountrywide Alternative Loan Trust
    Series 2004-J7 1A2 4.673% 8/25/34........              75,000       75,195
 oCountrywide Home Loan Mortgage
    Pass Through Trust
    Series 2003-21 A1 4.122% 5/25/33.........               1,624        1,616
    Series 2003-56 3A7B 4.71% 12/25/33.......              65,000       65,451
  Credit Suisse First Boston
    Mortgage Securities
    Series 2003-29 5A1 7.00% 12/25/33........              10,833       11,185
   oSeries 2003-AR22 2A3 4.107% 9/25/33......             190,039      189,447
  First Horizon Alternative Mortgage
    Securities 2004-FA1 1A1
    6.25% 10/25/34...........................             647,925      667,488
  First Horizon Asset Securities
    Series 2003-5 1A17 8.00% 7/25/33.........               2,761        2,917
   oSeries 2004-AR5 4A1 5.696% 10/25/34......              42,296       43,129
 #GSMPS Mortgage Loan Trust 144A
    Series 2005-RP1 1A3 144A
    8.00% 1/25/35............................              94,563      102,535
    Series 2005-RP1 1A4 8.50% 1/25/35........              86,933       96,065
 oMASTR Adjustable Rate Mortgages Trust
    Series 2003-6 1A2 2.908% 12/25/33........              15,000       14,900
  MASTR Alternative Loans Trust
    Series 2003-9 1A1 5.50% 12/25/18.........              32,092       32,794
    Series 2005-3 7A1 6.00% 4/25/35..........             133,250      136,468
 #MASTR Performing Loan Trust 144A
    Series 2005-11A5 8.00% 8/25/34...........             123,878      133,948

                                                            Diversified Income-9

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  NON-AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS (CONTINUED)
 $MASTR Specialized Loan Trust
    Series 2005-2 A2 5.15% 6/1/35............     USD     375,000  $   374,999
 oMLCC Mortgage Investors
    Series 2005-1 2A5 4.975% 4/25/35.........             260,000      262,052
  Nomura Asset Acceptance
    Series 2005-WF1 2A2 4.786% 3/25/35.......             275,000      275,981
  Prime Mortgage Trust
    Series 2004-CL1 1A1 6.00% 2/25/34........              18,395       18,671
  Residential Asset Mortgage Products
    Series 2004-SL1 A3 7.00% 11/25/31........               2,447        2,511
    Series 2004-SL4 A3 6.50% 7/25/32.........              79,826       82,356
    Series 2005-SL1 A2 6.00% 5/25/32.........             205,701      209,148
 oStructured Adjustable Rate Mortgage
    Loan Trust
    Series 2004-18 5A 5.50% 12/25/34.........              44,460       45,182
  Structured Asset Securities
   oSeries 2002-22H 1A 7.00% 11/25/32........               2,848        2,932
    Series 2004-12H 1A 6.00% 5/25/34.........              63,233       64,261
  Washington Mutual Alternative
    Mortgage Pass-Through Certificates
    Series 2005-1 5A2 6.00% 3/25/35..........              74,719       76,336
    Series 2005-1 6A2 6.50% 3/25/35..........              21,141       21,548
  Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33.........               6,831        6,760
   oSeries 2003-AR9 1A7 4.059% 9/25/33.......              32,318       32,020
    Series 2004-CB3 1A 6.00% 10/25/34........              69,314       71,508
    Series 2004-CB3 4A 6.00% 10/25/19........              21,543       22,389
   oSeries 2005-AR3 A1 4.656% 3/25/35........             232,645      232,776
 oWells Fargo Mortgage Backed
    Securities Trust
    Series 2003-K 2A5 4.52% 11/25/33.........              10,000       10,051
    Series 2004-DD 2A3 4.54% 1/25/35.........             100,000       99,895
    Series 2004-DD 2A6 4.54% 1/25/35.........              90,000       89,735
    Series 2004-I 1A1 3.387% 7/25/34.........             144,862      145,382
    Series 2004-T A1 3.453% 9/25/34..........              97,769       97,843
                                                                   -----------
  TOTAL NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS
    (COST $6,196,391)........................                        6,204,001
                                                                   -----------

  REGIONAL AGENCIES-1.24%
  AUSTRALIA-0.47%
  Queensland Treasury
    6.00% 6/14/11............................     AUD     561,000      443,548
    6.00% 8/14/13............................     AUD     233,000      186,032
                                                                   -----------
                                                                       629,580
                                                                   -----------
  CANADA-0.77%
  Ontario Province
    1.875% 1/25/10...........................     JPY  83,000,000      802,235
    5.375% 12/2/12...........................     CAD     243,000      218,635
                                                                   -----------
                                                                     1,020,870
                                                                   -----------
  TOTAL REGIONAL AGENCIES
    (COST $1,653,784)........................                        1,650,450
                                                                   -----------

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
  SOVEREIGN AGENCIES-1.38%
  CANADA-0.34%
  Canada Housing Trust No. 1
    3.75% 3/15/10............................     CAD     552,000  $   458,310
                                                                   -----------
                                                                       458,310
                                                                   -----------
  JAPAN - 1.04%
  Development Bank of Japan
    1.75% 6/21/10............................     JPY  72,000,000      693,534
  Japan Finance for Municipal
    Enterprises 1.35% 11/26/13...............     JPY  74,000,000      691,975
                                                                   -----------
                                                                     1,385,509
                                                                   -----------
  TOTAL SOVEREIGN AGENCIES
    (COST $1,888,442)........................                        1,843,819
                                                                   -----------
  SOVEREIGN DEBT-10.67%
  ARGENTINA-0.49%
  Republic of Argentina
   $1.33% 12/31/38...........................     USD     700,000      253,050
   o3.01% 8/3/12.............................     USD     445,000      405,025
                                                                   -----------
                                                                       658,075
                                                                   -----------
  AUSTRIA-0.66%
  Republic of Austria 5.25% 1/4/11...........     EUR     642,000      880,550
                                                                   -----------
                                                                       880,550
                                                                   -----------
  BELGIUM-0.48%
  Kingdom of Belgium 5.75% 3/28/08...........     EUR     487,000      645,022
                                                                   -----------
                                                                       645,022
                                                                   -----------
  COLOMBIA-0.11%
  Columbian Government
    10.375% 1/28/33..........................     USD     120,000      143,700
                                                                   -----------
                                                                       143,700
                                                                   -----------
  FRANCE-0.70%
  Government of France
    3.50% 4/25/15............................     EUR     373,000      464,889
    4.00% 4/25/13............................     EUR     357,000      464,543
                                                                   -----------
                                                                       929,432
                                                                   -----------
  GERMANY-2.06%
  Deutschland Republic
    4.50% 1/4/13.............................     EUR     649,000      871,591
    4.75% 7/4/08.............................     EUR     560,000      727,752
    5.00% 7/4/11.............................     EUR     467,000      638,348
    6.25% 1/4/24.............................     EUR     305,000      504,279
                                                                   -----------
                                                                     2,741,970
                                                                   -----------
  ITALY-0.48%
  Republic of Italy 0.65% 3/20/09............     JPY  69,000,000      633,758
                                                                   -----------
                                                                       633,758
                                                                   -----------
  MALAYSIA-0.79%
  Malaysian Government
    3.644% 8/25/10...........................     MYR   1,800,000      476,645
    6.45% 7/1/08.............................     MYR   2,000,000      574,414
                                                                   -----------
                                                                     1,051,059
                                                                   -----------
  NETHERLANDS-0.52%
  Netherlands Government
    5.75% 2/15/07............................     EUR     536,000      687,255
                                                                   -----------
                                                                       687,255
                                                                   -----------

                                                           Diversified Income-10

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
   SOVEREIGN DEBT (CONTINUED)
   NORWAY-0.16%
   Kingdom of Norway 6.00% 5/16/11 ..........     NOK   1,193,000  $   210,559
                                                                   -----------
                                                                       210,559
                                                                   -----------
   PERU-0.11%
   Republic of Peru 8.375% 5/3/16 ...........     USD     125,000      140,938
                                                                   -----------
                                                                       140,938
                                                                   -----------
   PHILIPPINES-0.12%
   Republic of Philippines
     10.625% 3/16/25 ........................     USD     145,000      162,944
                                                                   -----------
                                                                       162,944
                                                                   -----------
   POLAND-1.05%
   Poland Government
     6.00% 5/24/09 ..........................     PLZ   2,257,000      708,023
     6.25% 10/24/15 .........................     PLZ   2,044,000      690,048
                                                                   -----------
                                                                     1,398,071
                                                                   -----------
   RUSSIA-0.17%
   Russian Ministry of Finance
     3.00% 5/14/11 ..........................     USD     260,000      228,514
                                                                   -----------
                                                                       228,514
                                                                   -----------
   SWEDEN-1.07%
   Sweden Government
     4.50% 8/12/15 ..........................     SEK   6,200,000      899,493
     5.00% 12/1/20 ..........................     SEK   3,330,000      523,994
                                                                   -----------
                                                                     1,423,487
                                                                   -----------
   TURKEY-0.24%
   Republic of Turkey 7.00% 6/5/20 ..........     USD     330,000      324,225
                                                                   -----------
                                                                       324,225
                                                                   -----------
   UNITED KINGDOM-1.33%
   U.K. Treasury
     4.00% 3/7/09 ...........................     GBP     497,550      890,848
     4.75% 6/7/10 ...........................     GBP     238,000      439,976
     4.75% 9/7/15 ...........................     GBP     238,000      447,249
                                                                   -----------
                                                                     1,778,073
                                                                   -----------
   VENEZUELA-0.13%
   Venezuela Government
     7.65% 4/21/25 ..........................     USD     200,000      180,218
                                                                   -----------
                                                                       180,218
                                                                   -----------
   TOTAL SOVEREIGN DEBT
     (COST $14,476,529)                                             14,217,850
                                                                   -----------

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
   SUPRANATIONAL BANKS-0.89%
   European Investment Bank
     4.00% 10/15/37 .........................     EUR     394,000  $   494,409
   Inter-American Development Bank
     1.90% 7/8/09 ...........................     JPY  71,000,000      684,968
   TOTAL SUPRANATIONAL BANKS
                                                                   -----------
     (COST $1,200,642) ......................                        1,179,377
                                                                   -----------

   U.S. TREASURY OBLIGATIONS-19.97%
 ooU.S. Treasury Bond 5.375% 2/15/31 ........     USD   1,875,000    2,213,087
   U.S. Treasury Inflation Index Notes
     0.875% 4/15/10 .........................              92,428       90,175
     1.625% 1/15/15 .........................             371,902      370,667
     2.00% 7/15/14 ..........................             252,877      260,651
     3.00% 7/15/12 ..........................              54,104       59,442
     3.375% 4/15/32 .........................              82,207      111,856
   U.S. Treasury Notes
     3.625% 6/15/10 .........................           1,305,000    1,299,699
     3.75% 3/31/07 ..........................           2,465,000    2,469,526
     3.75% 5/15/08 ..........................           1,875,000    1,879,689
     3.875% 5/15/10 .........................           9,700,000    9,758,356
     4.125% 5/15/15 .........................           7,970,000    8,088,928
                                                                   -----------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $26,495,908) .....................                       26,602,076
                                                                   -----------

   CONVERTIBLE BONDS-0.06%
 ++Mirant 2.50% 6/15/21 .....................             100,000       78,625
                                                                   -----------
   TOTAL CONVERTIBLE BONDS
     (COST $76,690) .........................                           78,625
                                                                   -----------

                                                        NUMBER OF
                                                         SHARES
   PREFERRED STOCK-0.03%
   ALAMOSA DELAWARE 7.50% ...................                  40       39,875
   Nexen 7.35% ..............................                 200        5,274
                                                                   -----------
   TOTAL PREFERRED STOCK
     (COST $41,290) .........................                           45,149
                                                                   -----------

                                                           Diversified Income-11

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)
                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
REPURCHASE AGREEMENTS-12.41%
With BNP Paribas 2.70% 7/1/05
   (dated 6/30/05, to be repurchased
   at $10,340,776, collateralized by
   $985,000 U.S. Treasury Bills due
   7/7/05, market value $984,934,
   $1,916,000 U.S. Treasury Bills
   due 8/18/05, market value
   $1,908,078, $1,019,000 U.S.
   Treasury Bills due 9/15/05, market
   value $1,012,691, $4,317,000
   U.S. Treasury Bills due 12/29/05,
   market value $4,247,113, $633,000
   U.S. Treasury Notes 1.875% due
   1/31/06, market value $632,704,
   $288,000 U.S. Treasury Notes
   2.00% due 5/15/06, market value
   $284,862, $1,011,000 U.S. Treasury
   Notes 3.375% due 2/15/08, market
   value $1,015,826 and $461,000
   U.S. Treasury Notes 3.50% due
   11/15/06, market value $462,059) .........     USD  10,340,000  $10,340,000

                                                       PRINCIPAL      MARKET
                                                    AMOUNT(degree)    VALUE
                                                                     (U.S. $)
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 2.70% 7/1/05
   (dated 6/30/05, to be repurchased
   at $6,188,464, collateralized by
   $2,159,000 U.S. Treasury Bills due
   10/13/05, market value $2,139,093,
   $572,000 U.S. Treasury Bills due
   12/22/05, market value $562,790
   and $3,598,000 U.S. Treasury Notes
   2.00% due 8/31/05, market
   value $3,614,428) ........................     USD   6,188,000  $ 6,188,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $16,528,000)                                               16,528,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES-108.30% (COST $144,168,824).....................................................    144,286,383

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(8.30%)..........................................................    (11,057,790)9
                                                                                                                    ------------
NET ASSETS APPLICABLE TO 14,276,432 SHARES OUTSTANDING-100.00%...................................................   $133,228,593
                                                                                                                    ============
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($38,573,730/ 4,125,292 SHARES)............         $ 9.35
                                                                                                                          ======
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($94,654,863 / 10,151,140 SHARES)...........         $ 9.32
                                                                                                                          ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)...................................................   $131,039,204
Undistributed net investment income..............................................................................      1,647,813
Accumulated net realized gain on investments.....................................................................        355,762
Net unrealized appreciation of investments and foreign currencies................................................        185,814
                                                                                                                    ------------
Total net assets.................................................................................................   $133,228,593
                                                                                                                    ============

(degree)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pounds Sterling
JPY - Japanese Yen
MYR - Malaysian Ringgit
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

                                                           Diversified Income-12

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

  #Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 11 in "Notes to Financial Statements."
  @Illiquid security. See Note 11 in "Notes to Financial Statements." At June
   30, 2005, 1 security was deemed illiquid which represented 0.04% of the Series' net assets.
  oVariable rate notes. The interest rate shown is the rate as of June 30, 2005. ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
 ++Non-income producing security. Security is currently in default.
  $Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  HStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2005.
  9Of this amount, $20,464,340 represents payable for securities purchased as of
   June 30, 2005.
 oFully or partially pledged as collateral for financial futures contracts.
  %Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

   AMBAC - Insured by the AMBAC Assurance Corporation
   ARM - Adjustable Rate Mortgage
   FGIC - Insured by the Financial Guaranty Insurance Company
   FSA - Insured by Financial Security Assurance
   GNMA - Government National Mortgage Association
   PRN - Principal Only Strip
   REIT - Real Estate Investment Trust
   S.F. - Single Family
   SLMA - Student Loan Marketing Association
   TBA - To be Announced
   yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                                  UNREALIZED
                                                                      VALUE OF CONTRACT                          APPRECIATION
  CONTRACTS TO RECEIVE (DELIVER)           IN EXCHANGE FOR               AT 6/30/05         SETTLEMENT DATE     (DEPRECIATION)
  ------------------------------           ---------------            -----------------     ---------------     --------------
   (849,200) Australian Dollars               US$651,234                  US$644,407            8/29/05            $ 6,827
     (619,000) British Pounds               US$1,129,272                US$1,106,741            8/30/05             22,531
     (371,000) British Pounds                 US$676,834                  US$663,329            8/30/05             13,505
(2,377,500) European Monetary Units         US$2,864,026                US$2,879,262            7/22/05            (15,236)
  289,472 European Monetary Units            US$(350,000)                US$(350,304)            7/1/05                304
  (234) European Monetary Units                   US$285                      US$283            7/22/05                  2
  235,034 European Monetary Units            US$(285,326)                US$(284,636)           7/22/05               (690)
 1,494,000 European Monetary Units         US$(1,807,593)              US$(1,809,303)           7/22/05              1,710
  702,610 European Monetary Units            US$(856,296)                US$(852,220)           8/29/05             (4,076)
(4,346,000) European Monetary Units         US$5,296,296                US$5,271,413            8/29/05             24,883
    (159,322,680) Japanese Yen              US$1,438,737                US$1,439,472            7/22/05               (735)
     60,615,500 Japanese Yen                 US$(550,000)                US$(546,554)            7/1/05             (3,446)
    (385,862,000) Japanese Yen              US$3,548,482                US$3,500,009            8/29/05             48,473
     (2,867,000) Polish Zloty                 US$856,296                  US$856,511            8/29/05               (215)
    (2,872,676) Swedish Krona                 US$368,856                  US$368,213            7/22/05                643
    (2,118,504) Swedish Krona                 US$276,341                  US$271,545            7/22/05              4,796
                                                                                                                   -------
                                                                                                                   $99,276
                                                                                                                   =======

(1) See Note # 7 in "Notes to Financial Statements."

                                                           Diversified Income-13

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)
June 30, 2005 (Unaudited)

FUTURES CONTRACTS(2)

                                                                                                           UNREALIZED
       CONTRACTS                              NOTIONAL              NOTIONAL                              APPRECIATION
     TO BUY (SELL)                        (COST) PROCEEDS            VALUE          EXPIRATION DATE      (DEPRECIATION)
     -------------                        ---------------           --------        ---------------      --------------
(59) U.S. Treasury 2 year notes             $12,237,195            $12,253,563          9/30/05            $(16,368)
(35) U.S. Treasury 5 year notes               3,790,710              3,811,172          9/30/05             (20,462)
26 U.S. Treasury long bond                   (3,034,388)            (3,087,500)         9/30/05              53,112
15 U.K. Treasury 10 year GILT notes          (3,102,075)            (3,068,376)         9/30/05             (33,699)
                                                                                                           --------
                                                                                                           $(17,417)
                                                                                                           ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(2) See Note 8 in "Notes to Financial Statements."

See accompanying notes

                                                           Diversified Income-14

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)


ASSETS:
Investments at market .........................................     $144,286,383
Cash and foreign currencies ...................................        1,539,553
Dividends and interest receivable .............................        1,278,856
Subscriptions receivable ......................................        1,166,825
Receivable for securities sold ................................        5,533,073
Swap income receivable ........................................           31,748
Other assets ..................................................          106,210
                                                                    ------------
Total assets ..................................................      153,942,648
                                                                    ------------

LIABILITIES:
Payable for securities purchased ..............................       20,466,186
Liquidations payable ..........................................          109,537
Management fee payable ........................................           65,532
Variation margin payable on futures contracts .................            7,555
Other accrued expenses ........................................           65,245
                                                                    ------------
Total liabilities .............................................       20,714,055
                                                                    ------------

Total net assets ..............................................     $133,228,593
                                                                    ============
Investments at cost ...........................................     $144,168,824
                                                                    ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest .........................................................   $2,107,647
Dividends ........................................................        1,379
                                                                     ----------
                                                                      2,109,026
                                                                     ----------
EXPENSES:
Management fees ..................................................      304,553
Distribution expenses - Service Class ............................      102,258
Custodian fees ...................................................       15,924
Accounting and administration expenses ...........................       15,510
Professional fees ................................................       11,477
Pricing fees .....................................................        9,190
Dividend disbursing and transfer agent fees
   and expenses ..................................................        5,064
Insurance fees ...................................................        4,771
Reports and statements to shareholders ...........................        2,816
Trustees' fees ...................................................        1,873
Taxes ............................................................          267
Registration fees ................................................          107
Other ............................................................        1,817
                                                                     ----------
                                                                        475,627
Less expenses absorbed or waived .................................         (150)
Less waiver of distribution expenses - Service Class .............      (17,043)
                                                                     ----------
Total expenses ...................................................      458,434
                                                                     ----------

NET INVESTMENT INCOME ............................................    1,650,592
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments ......................................................      232,671
Futures contracts ................................................      135,170
Options Written ..................................................       26,892
Swap agreements ..................................................       10,099
Foreign currencies ...............................................       (4,972)
                                                                     ----------
Net realized gain ................................................      399,860

Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .........................   (1,239,358)
                                                                     ----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ............................     (839,498)
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................   $  811,094
                                                                     ==========

                             See accompanying notes

                                                           Diversified Income-15

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED
                                                       6/30/05     YEAR ENDED
                                                     (UNAUDITED)    12/31/04
                                                     ------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ............................   $  1,650,592  $   615,864
Net realized gain on investments and
   foreign currencies ............................        399,860      604,345
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ............................     (1,239,358)   1,365,865
                                                     ------------  -----------
Net increase in net assets resulting
   from operations ...............................        811,094    2,586,074
                                                     ------------  -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................       (257,955)     (54,824)
   Service Class .................................       (535,544)           -
Net realized gain on investments:
   Standard Class ................................       (125,069)           -
   Service Class .................................       (338,239)           -
                                                     ------------  -----------
                                                       (1,256,807)     (54,824)
                                                     ------------  -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     26,507,434   15,134,395
   Service Class .................................     52,597,050   47,885,578
Net asset value of shares issued upon
   reinvestment of dividends
   and distributions:
   Standard Class ................................        383,024       54,824
   Service Class .................................        873,783            -
                                                     ------------  -----------
                                                       80,361,291   63,074,797
                                                     ------------  -----------

Cost of shares repurchased:
   Standard Class ................................     (2,963,361)  (3,175,375)
   Service Class .................................     (5,910,784)  (2,347,382)
                                                     ------------  -----------
                                                       (8,874,145)  (5,522,757)
                                                     ------------  -----------
Increase in net assets derived from
   capital share transactions ....................     71,487,146   57,552,040
                                                     ------------  -----------

NET INCREASE IN NET ASSETS .......................     71,041,433   60,083,290

NET ASSETS:
Beginning of period ..............................     62,187,160    2,103,870
                                                     ------------  -----------
End of period (including undistributed
   net investment income of $1,647,813 and
   $781,146, respectively) .......................   $133,228,593  $62,187,160
                                                     ============  ===========

*Commencement of operations.

                             See accompanying notes

                                                           Diversified Income-16

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS
                                                                 SIX MONTHS
                                                                   ENDED                    5/16/03(2)
                                                                 6/30/05(1)   YEAR ENDED       TO
                                                                (UNAUDITED)    12/31/04     12/31/03
                                                                -------------------------------------
Net asset value, beginning of period ............................   $9.450      $8.940       $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3) ........................................    0.171       0.348        0.240
Net realized and unrealized gain (loss) on investments
   and foreign currencies .......................................   (0.124)      0.395        0.200
                                                                    ------      ------       ------
Total from investment operations ................................    0.047       0.743        0.440
                                                                    ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...........................................   (0.099)     (0.233)           -
Net realized gain on investments ................................   (0.048)          -            -
                                                                    ------      ------       ------
Total dividends and distributions ...............................   (0.147)     (0.233)           -
                                                                    ------      ------       ------

Net asset value, end of period ..................................   $9.350      $9.450       $8.940
                                                                    ======      ======       ======

Total return(4)..................................................    0.52%       8.47%        5.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .........................  $38,574     $14,770       $2,104
Ratio of expenses to average net assets .........................    0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ......................    0.80%       0.98%        1.59%
Ratio of net investment income to average net assets ............    3.70%       3.82%        4.43%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ...........    3.70%       3.64%        3.64%
Portfolio turnover ..............................................     444%        493%         521%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-17

DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS
                                                                 SIX MONTHS
                                                                   ENDED                   5/16/03(2)
                                                                  6/30/05(1)  YEAR ENDED       TO
                                                                 (UNAUDITED)   12/31/04     12/31/03
                                                                 -----------------------------------
Net asset value, beginning of period ............................   $9.410      $8.930       $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3).........................................    0.159       0.326        0.216
Net realized and unrealized gain (loss) on investments
   and foreign currencies .......................................   (0.125)      0.373        0.214
                                                                    ------      ------       ------
Total from investment operations ................................    0.034       0.699        0.430
                                                                    ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...........................................   (0.076)     (0.219)           -
Net realized gain on investments ................................   (0.048)          -            -
                                                                    ------      ------       ------
Total dividends and distributions ...............................   (0.124)     (0.219)           -
                                                                    ------      ------       ------

Net asset value, end of period ..................................   $9.320      $9.410       $8.930
                                                                    ======      ======       ======

Total return(4)..................................................    0.49%       7.85%        5.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .........................  $94,655     $47,417       $    -
Ratio of expenses to average net assets .........................    1.05%       1.05%        1.05%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ......................    1.10%       1.28%        1.89%
Ratio of net investment income to average net assets ............    3.45%       3.57%        4.18%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ...........    3.40%       3.34%        3.34%
Portfolio turnover ..............................................     444%        493%         521%

-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-18

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                           Diversified Income-19

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had receivables due from or liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,
     INVESTMENT                  TRANSFER AGENT,
     MANAGEMENT          ACCOUNTING AND ADMINISTRATION         OTHER EXPENSES
   FEE PAYABLE TO           FEES AND OTHER EXPENSES            PAYABLE TO DMC
        DMC                     PAYABLE TO DSC                 AND AFFILIATES*
   --------------        -----------------------------         ---------------
      $65,532                       $5,091                         $19,568

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $2,719 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities .......  $183,463,279
Purchases of U.S. government securities ...............    85,746,636
Sales other than U.S. government securities ...........   132,554,340
Sales of U.S. government securities ...................    64,991,695

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

    AGGREGATE                             AGGREGATE
     COST OF         UNREALIZED          UNREALIZED         NET UNREALIZED
   INVESTMENTS      APPRECIATION        DEPRECIATION         DEPRECIATION
   -----------      ------------        ------------        --------------
   $144,182,200      $1,134,971         $(1,030,788)           $104,183

                                                           Diversified Income-20

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                SIX MONTHS           YEAR
                                                  ENDED              ENDED
                                                 6/30/05*           12/31/04
                                                ----------          --------
Ordinary income ..........................      $1,198,893         $   54,824
Long-term capital gain ...................          57,914                  -
                                                ----------         ----------
                                                $1,256,807         $   54,824
                                                ==========         ==========

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $131,039,204
Undistributed ordinary income ....................      2,039,103
Undistributed long-term capital gain .............         59,707
Unrealized appreciation of
   investments and foreign currencies ............         90,579
                                                     ------------
Net assets .......................................   $133,228,593
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on futures contracts.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                 UNDISTRIBUTED                       ACCUMULATED
                      NET                            NET REALIZED
               INVESTMENT INCOME                     GAIN (LOSS)
               -----------------                     ------------
                    $9,574                            $(9,574)

                                                           Diversified Income-21

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                    SIX MONTHS       YEAR
                                                       ENDED         ENDED
                                                      6/30/05       12/31/04
                                                      -------       --------
Shares sold:
   Standard Class ...............................    2,838,740      1,662,559
   Service Class ................................    5,651,462      5,296,057

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...............................       41,588          6,153
   Service Class ................................       95,080              -
                                                     ---------      ---------
                                                     8,626,870      6,964,769
                                                     ---------      ---------
Shares repurchased:
   Standard Class ...............................     (318,075)      (340,968)
   Service Class ................................     (633,414)      (258,046)
                                                     ---------      ---------
                                                      (951,489)      (599,014)
                                                     ---------      ---------
Net increase ....................................    7,675,381      6,365,755
                                                     =========      =========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                                                           Diversified Income-22

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. OPTIONS WRITTEN
During the six months ended June 30, 2005, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2005 for the Series, were as follows:

                                                          NUMBER
                                                      OF CONTRACTS    PREMIUMS
                                                      ------------    --------
Options outstanding at December 31, 2004 ..........             -     $     -
Options written ...................................     7,500,620      83,233
Options terminated in closing
   purchase transactions ..........................    (7,500,620)    (83,233)
                                                       ----------     -------
Options outstanding at June 30, 2005 ..............             -     $     -
                                                       ==========     =======

10. SWAP AGREEMENTS
During the six months ended June 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

11. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 6.50% of total net assets. Rule 144A securities comprising 0.04% of total net assets have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

                                                           Diversified Income-23

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                           Diversified Income-24

DELAWARE VIP DIVERSIFIED INCOME SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                               SHARES VOTED
                                   SHARES        WITHHELD
                                  VOTED FOR      AUTHORITY
                                 -----------   ------------
Thomas L. Bennett                195,857,735     7,726,247
Jude T. Driscoll                 195,386,639     8,197,343
John A. Fry                      195,459,215     8,124,767
Anthony D. Knerr                 195,374,740     8,209,242
Lucinda S. Landreth              195,805,295     7,778,687
Ann R. Leven                     195,355,426     8,228,556
Thomas F. Madison                195,231,994     8,351,988
Janet L. Yeomans                 195,442,425     8,141,556
J. Richard Zecher                195,743,129     7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                    FOR           AGAINST         ABSTAIN
                                 ----------      ---------       ---------
VIP Balanced                      3,024,319        247,931         162,464
VIP Capital Reserves              2,214,642        284,537         123,771
VIP Cash Reserve                 24,386,841      2,137,713       4,143,088
VIP Diversified Income            4,942,477        197,280         405,665
VIP Emerging Markets              2,389,387         64,565          69,846
VIP Global Bond                   4,860,226        952,515         513,997
VIP Growth Opportunities          3,976,290        379,092         222,082
VIP High Yield                   26,138,105      1,728,077       3,659,600
VIP International Value Equity    5,833,921        640,308         361,249
VIP REIT                         32,987,415      3,440,209       2,461,657
VIP Select Growth                 2,589,787        355,194         121,086
VIP Small Cap Value              18,214,765      2,031,679       2,072,088
VIP Trend                        16,000,639      2,149,514       1,532,858
VIP U.S. Growth                   6,166,016        404,788         368,892
VIP Value                        15,502,142      1,842,020       1,283,116

BOARD CONSIDERATION OF DIVERSIFIED INCOME SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Diversified Income Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                           Diversified Income-25

DELAWARE VIP DIVERSIFIED INCOME SERIES
BOARD CONSIDERATION OF DIVERSIFIED INCOME SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the second quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series'contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                           Diversified Income-26

DELAWARE VIP DIVERSIFIED INCOME SERIES
BOARD CONSIDERATION OF DIVERSIFIED INCOME SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                           Diversified Income-27

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    EXPENSES
                                                           BEGINNING    ENDING                    PAID DURING
                                                            ACCOUNT     ACCOUNT        ANNUALIZED   PERIOD
                                                             VALUE       VALUE          EXPENSE    1/1/05 TO
                                                             1/1/05     6/30/05          RATIOS     6/30/05*
--------------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,064.70         1.46%      $7.47
Service Class                                               1,000.00    1,063.20         1.71%       8.75
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,017.55         1.46%      $7.30
Service Class                                               1,000.00    1,016.31         1.71%       8.55
--------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            Emerging Markets - 1

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
SECTOR/COUNTRY ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
COUNTRY                                                    OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   96.88%
-------------------------------------------------------------------------
Argentina                                                       0.89%
Brazil                                                         14.50%
Chile                                                           1.80%
China                                                           6.18%
Croatia                                                         0.68%
Czech Republic                                                  0.64%
Egypt                                                           1.61%
Estonia                                                         0.32%
Hungary                                                         3.18%
India                                                           0.39%
Indonesia                                                       1.02%
Israel                                                          1.88%
Malaysia                                                        9.17%
Mexico                                                          7.54%
Morocco                                                         0.66%
Panama                                                          1.12%
Poland                                                          2.08%
Republic of Korea                                              15.02%
Russia                                                          2.35%
South Africa                                                   11.79%
Taiwan                                                          6.43%
Thailand                                                        6.44%
Turkey                                                          0.22%
United Kingdom                                                  0.97%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.39%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.27%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.73%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

                                                            Emerging Markets - 2

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                          NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                                      (U.S. $)
   COMMON STOCK-96.88%^
   ARGENTINA-0.89%
   Tenaris ADR .....................................       11,200 $   876,624
                                                                  -----------
                                                                      876,624
                                                                  -----------
   BRAZIL-14.50%
   AES Tiete .......................................   27,600,000     449,357
   AES Tiete Preferred .............................   27,600,000     496,658
   Brasil Telecom ..................................      463,922       2,010
   Caemi Mineracao e Metalurgia ....................    1,101,000   1,037,789
   Companhia de Concessoes Rodoviarias .............       45,700   1,072,991
   Companhia de Saneamento
    Basico do Estado de Sao Paulo ..................   14,190,000     851,765
   Companhia Siderurgica Nacional ..................       59,300     968,008
   Companhia Vale do Rio Doce ADR ..................       43,300   1,099,820
   Investimentos Itau ..............................    1,187,000   2,583,529
   Petroleo Brasileiro .............................        6,573     303,023
   Petroleo Brasileiro ADR .........................       49,100   2,260,564
   Ultrapar Participacoes ..........................   67,270,000   1,182,557
   Votorantim Celulose e Papel ADR .................      160,000   1,936,000
                                                                  -----------
                                                                   14,244,070
                                                                  -----------
 []CHILE-1.80%
   AFP Provida .....................................      100,893     172,884
   AFP Provida ADR .................................        5,229     133,026
   Banco Santander ADR .............................       45,200   1,459,960
                                                                  -----------
                                                                    1,765,870
                                                                  -----------
   CHINA-6.18%
   Asia Aluminum Holdings ..........................    3,158,000     371,780
   China Merchants Holdings
    International ..................................      242,000     468,479
   China Telecom ...................................    4,422,000   1,579,201
   Fountain Set ....................................    1,270,000     651,575
   Guangshen Railway ...............................    2,146,000     776,883
   Texwinca ........................................      980,000     811,085
   Zhejiang Expressway .............................    2,080,000   1,412,847
                                                                  -----------
                                                                    6,071,850
                                                                  -----------
   CROATIA-0.68%
   Pliva GDR .......................................       52,224     668,467
                                                                  -----------
                                                                      668,467
                                                                  -----------
   CZECH REPUBLIC-0.64%
   Philip Morris ...................................          881     628,431
                                                                  -----------
                                                                      628,431
                                                                  -----------
   Egypt-1.61%
   MobiNil-Egyptian Mobile Services ................       50,797   1,579,620
                                                                  -----------
                                                                    1,579,620
                                                                  -----------
   ESTONIA-0.32%
   Eesti Telekom ...................................        3,535      31,536
   Eesti Telekom GDR ...............................        9,043     241,086
  #Eesti Telekom GDR 144A ..........................        1,591      42,645
                                                                  -----------
                                                                      315,267
                                                                  -----------
   HUNGARY-3.18%
   Gedeon Richter ..................................        3,899     572,448
  #Gedeon Richter ADR 144A .........................        1,214     178,666
   Gedeon Richter GDR ..............................          166      24,776
   Magyar Tavkozlesi ...............................      332,943   1,422,518
   OTP Bank ........................................       27,403     927,311
                                                                  -----------
                                                                    3,125,719
                                                                  -----------

                                                          NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                                      (U.S. $)
   COMMON STOCK (CONTINUED)
   INDIA-0.39%
   Ranbaxy Laboratories GDR ........................       15,481 $   381,607
                                                                  -----------
                                                                      381,607
                                                                  -----------
   INDONESIA-1.02%
   Telekomunikasi Indonesia ........................    1,945,000   1,005,301
                                                                  -----------
                                                                    1,005,301
                                                                  -----------
   ISRAEL-1.88%
   Bank Hapoalim ...................................      586,504   1,842,374
                                                                  -----------
                                                                    1,842,374
                                                                  -----------
   MALAYSIA-9.17%
   Hong Leong Bank .................................    1,040,300   1,423,568
   Malaysia International Shipping .................      304,700   1,432,563
   Maxis Communications ............................      828,500   2,112,373
   PLUS Expressways ................................    1,767,200   1,524,508
   Public Bank .....................................      581,400   1,025,100
  +Tanjong .........................................      433,100   1,491,342
                                                                  -----------
                                                                    9,009,454
                                                                  -----------
   MEXICO-7.54%
   Cemex de C.V. ...................................       69,372     294,986
   Cemex de C.V. ADR ...............................       40,506   1,718,265
   Grupo Aeroportuario del Sureste
    de C.V. ADR ....................................       19,400     617,890
   Grupo Continental ...............................      231,800     386,718
  +Hylsamex de C.V. ................................      202,500     737,285
   Kimberly Clark de Mexico de C.V. ................      475,800   1,633,179
   Telefonos de Mexico de C.V. ADR .................      106,900   2,019,340
                                                                  -----------
                                                                    7,407,663
                                                                  -----------
   MOROCCO-0.66%
  +Maroc Telecom ...................................       70,473     650,709
                                                                  -----------
                                                                      650,709
                                                                  -----------
   PANAMA-1.12%
   Banco Latinoamericano Export ....................       61,300   1,100,335
                                                                  -----------
                                                                    1,100,335
                                                                  -----------
   POLAND-2.08%
   Bank Pekao ......................................       37,203   1,595,996
   Telekomunikacja Polska ..........................       72,872     448,334
                                                                  -----------
                                                                    2,044,330
                                                                  -----------
   REPUBLIC OF KOREA-15.02%
   GS Engineering & Construction ...................       29,100     956,323
   Hyundai Motor ...................................        8,080     445,103
   Hyundai Motor Preferred .........................       36,300   1,290,534
   Kia Motors ......................................       42,840     563,731
   Kookmin Bank ....................................       18,430     831,771
   Korea Electric Power ............................       62,240   1,899,350
   Korea Gas .......................................       61,460   1,754,342
   KT ..............................................       18,200     743,902
   KT ADR ..........................................       80,927   1,739,931
   KT&G ............................................       33,110   1,290,439
  #KT&G GDR 144A ...................................       25,348     499,989
   Samsung Electronics .............................        1,523     721,285
   Samsung Electronics Preferred ...................        6,172   2,014,400
                                                                  -----------
                                                                   14,751,100
                                                                  -----------
   RUSSIA-2.35%
   LUKOIL ADR                                              21,764     800,480
   Mobile Telesystems ADR ..........................       44,700   1,504,155
                                                                  -----------
                                                                    2,304,635
                                                                  -----------

                                                            Emerging Markets - 3

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                                      (U.S. $)
   COMMON STOCK (CONTINUED)
   SOUTH AFRICA-11.79%
   African Bank Investments ........................      503,379 $ 1,410,637
   Alexander Forbes ................................      759,473   1,469,527
   Aspen Pharmacare ................................      206,290     738,301
   Impala Platinum .................................       16,105   1,440,880
   Nampak ..........................................      438,225     978,627
   Remgro ..........................................       77,606   1,224,994
   Sasol ...........................................       57,899   1,565,922
   Steinhoff International .........................      805,211   1,857,517
   Tiger Brands ....................................       52,081     891,399
                                                                  -----------
                                                                   11,577,804
                                                                  -----------
   TAIWAN-6.43%
   Asustek Computer ................................      473,262   1,331,708
   Chunghwa Telecom ................................      463,000     944,126
   Chunghwa Telecom ADR ............................       39,606     848,757
   Pihsiang Machinery Manufacturing ................      149,460     290,851
   President Chain Store ...........................    1,020,243   2,009,751
   Synnex Technology International .................      614,000     891,503
                                                                  -----------
                                                                    6,316,696
                                                                  -----------
   THAILAND-6.44%
   Advanced Info Service ...........................      669,500   1,587,684
   Kasikornbank NVDR ...............................      698,300     924,759
   Land & Houses NVDR ..............................    8,102,800   1,327,930
   Siam Cement NVDR ................................      268,200   1,474,522
   Siam City Bank ..................................      304,300     192,411
   Siam City Bank NVDR .............................      575,300     344,940
   Thai Union Frozen Products ......................      302,568     200,864
   Thai Union Frozen Products NVDR .................      409,732     275,138
                                                                  -----------
                                                                    6,328,248
                                                                  -----------
   TURKEY-0.22%
   Tupras Turkiye Petrol Rafine ....................        6,028      86,162
  +Vestel Elektronik Sanayi ........................       36,805     133,308
                                                                  -----------
                                                                      219,470
                                                                  -----------
   UNITED KINGDOM-0.97%
   Vedanta Resources ...............................      105,247     949,543
                                                                  -----------
                                                                      949,543
                                                                  -----------
   TOTAL COMMON STOCK
   (COST $85,965,474) ..............................               95,165,188
                                                                  -----------

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
(U.S. $) REPURCHASE AGREEMENTS-2.39%
With BNP Paribas 2.70% 7/1/05
 (dated 6/30/05, to be repurchased at
 $1,469,110, collateralized by $140,000
 U.S. Treasury Bills due 7/7/05, market
 value $139,922, $272,000 U.S. Treasury
 Bills due 8/18/05, market value $271,065,
 $145,000 U.S. Treasury Bills due 9/15/05,
 market value $143,865, $613,000 U.S.
 Treasury Bills due 12/29/05, market
 value $603,353, $90,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value
 $89,883, $41,000 U.S. Treasury Notes
 2.00% due 5/15/06, market value $40,468,
 $144,000 U.S. Treasury Notes 3.375%
 due 2/15/08, market value $144,310,
 and $65,000 U.S. Treasury Notes 3.50%
 due 11/15/06, market value $65,641).................   $1,469,000  $1,469,000
With UBS Warburg 2.70% 7/1/05
 (dated 6/30/05, to be repurchased at
 $879,066, collateralized by $307,000
 U.S. Treasury Bills due 10/13/05, market
 value $303,884, $81,000 U.S. Treasury
 Bills due 12/22/05, market value
 $79,951, and $511,000 U.S. Treasury
 Notes 2.00% due 8/31/05, market
 value $513,473).....................................      879,000     879,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
 (COST $2,348,000)...................................                2,348,000
                                                                    ----------

                                                            Emerging Markets - 4

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.27% (COST $88,313,474)..................................................    $97,513,188
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.73%.......................................................        714,968
                                                                                                                -----------
NET ASSETS APPLICABLE TO 6,463,429 SHARES OUTSTANDING-100.00%...............................................    $98,228,156
                                                                                                                ===========
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($64,521,678 / 4,244,158 SHARES) .......         $15.20
                                                                                                                     ======
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($33,706,478 / 2,219,271 SHARES) ........         $15.19
                                                                                                                     ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par) .............................................    $84,991,241
Undistributed net investment income ........................................................................      1,250,984
Accumulated net realized loss on investments ...............................................................      2,764,753
Net unrealized appreciation of investments and foreign currencies ..........................................      9,221,178
                                                                                                                -----------
Total net assets ...........................................................................................    $98,228,156
                                                                                                                ===========

-------------------
+  Non-income producing security for the year ended June 30, 2005.
#  Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements."
[] Securities listed and traded on the Hong Kong Stock Exchange.
^  Securities have been classified by country of origin. Classification by type of business has been presented in Note 11 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

The following foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                                    UNREALIZED
                                                                      VALUE OF CONTRACT                            APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                     IN EXCHANGE FOR        AT 6/30/05        SETTLEMENT DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
947,834 South African Rand                           US$(142,317)        US$(142,531)            7/1/05               $   214
(307,041) South African Rand                          US$45,966           US$46,172              7/1/05                  (206)
                                                                                                                      $     8

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                            Emerging Markets - 5

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends ...........................................  $2,064,253
Interest ............................................      50,192
Foreign tax withheld ................................    (165,254)
                                                       ----------
                                                        1,949,191
                                                       ----------
EXPENSES:
Management fees .....................................     462,725
Custodian fees ......................................      72,821
Distribution expenses - Service Class ...............      32,392
Accounting and administration expenses ..............      12,216
Legal and professional fees .........................       8,005
Insurance fees ......................................       3,807
Dividend disbursing and transfer agent fees
   and expenses .....................................       3,712
Pricing fees ........................................       3,386
Reports and statements to shareholders ..............       2,550
Trustees' fees ......................................       1,738
Registration fees ...................................       1,282
Taxes ...............................................         348
Other ...............................................       1,676
                                                       ----------
                                                          606,658
Less expenses absorbed or waived ....................     (34,688)
Less waiver of distribution expenses - Service Class.      (5,398)
                                                       ----------
Total expenses ......................................     566,572
                                                       ----------
NET INVESTMENT INCOME ...............................   1,382,619
                                                       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ......................................   2,961,929
   Foreign currencies ...............................     (74,068)
                                                       ----------
Net realized gain ...................................   2,887,861

Net change in unrealized appreciation/depreciation
   of investments and foreign currencies ............     109,846
                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ...............   2,997,707
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................  $4,380,326
                                                       ==========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                         6/30/05    YEAR ENDED
                                                       (UNAUDITED)   12/31/04
                                                       -----------  ----------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...............................  $1,382,619  $  436,356
Net realized gain on investments and
   foreign currencies ...............................   2,887,861   2,606,094
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ...............................     109,846   5,229,304
                                                      ----------- -----------
Net increase in net assets resulting
   from operations ..................................   4,380,326   8,271,754
                                                      ----------- -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...................................    (185,268)   (427,607)
   Service Class ....................................     (26,959)     (3,733)
Net realized gain on investments:
   Standard Class ...................................    (653,887)          -
   Service Class ....................................    (255,396)          -
                                                      ----------- -----------
                                                       (1,121,510)   (431,340)
                                                      ----------- -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...................................  31,585,809  21,381,967
   Service Class ....................................  24,721,889  11,965,075
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ...................................     839,156     427,607
   Service Class ....................................     282,354       3,733
                                                      ----------- -----------
                                                       57,429,208  33,778,382
                                                      ----------- -----------
Cost of shares repurchased:
   Standard Class ...................................  (7,107,935) (5,457,583)
   Service Class ....................................  (4,362,610) (1,599,049)
                                                      ----------- -----------
                                                      (11,470,545) (7,056,632)
                                                      ----------- -----------
Increase in net assets derived from
   capital share transactions .......................  45,958,663  26,721,750
                                                      ----------- -----------
NET INCREASE IN NET ASSETS ..........................  49,217,479  34,562,164

NET ASSETS:
Beginning of period .................................  49,010,677  14,448,513
                                                      ----------- -----------
End of period (including undistributed
   net investment income of $1,250,984 and
   $154,660, respectively) .......................... $98,228,156 $49,010,677
                                                      =========== ===========

                             See accompanying notes

                                                            Emerging Markets - 6

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                                ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                            (UNAUDITED)   12/31/04    12/31/03     12/31/02    12/31/01     12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .......................  $14.500     $11.180       $6.770      $6.610       $6.310      $8.400

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................    0.280       0.263        0.210       0.215        0.199       0.116
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..................................    0.651       3.388        4.410       0.137        0.133      (2.064)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.931       3.651        4.620       0.352        0.332      (1.948)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.051)     (0.331)      (0.210)     (0.192)      (0.032)     (0.142)
Net realized gain on investments ...........................   (0.180)          -            -           -            -           -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.231)     (0.331)      (0.210)     (0.192)      (0.032)     (0.142)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $15.200     $14.500      $11.180      $6.770       $6.610      $6.310
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ............................................    6.47%      33.47%       70.54%       5.17%        5.28%     (23.60%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $64,522     $36,966      $14,304     $12,651      $12,071     $12,148
Ratio of expenses to average net assets ....................    1.46%       1.50%        1.49%       1.43%        1.45%       1.52%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.55%       1.63%        1.58%       1.46%        1.45%       1.68%
Ratio of net investment income to average net assets .......    3.81%       2.15%        2.64%       3.15%        3.04%       1.55%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    3.72%       2.02%        2.55%       3.12%        3.04%       1.37%
Portfolio turnover .........................................      24%         34%          71%         39%          41%         19%

(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                            Emerging Markets - 7

DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                                                      5/1/00(2)
                                                             6/30/05(1)                          YEAR ENDED                   TO
                                                            (UNAUDITED)   12/31/04     12/31/03     12/31/02    12/31/01   12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period                          $14.480     $11.170       $6.770      $6.610       $6.310      $7.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ..................................     0.262       0.231        0.197       0.204        0.189       0.064
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................     0.647       3.397        4.402       0.138        0.135      (1.294)
                                                              -------     -------      -------      ------       ------      ------
Total from investment operations ..........................     0.909       3.628        4.599       0.342        0.324      (1.230)
                                                              -------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (0.019)     (0.318)      (0.199)     (0.182)      (0.024)          -
Net realized gain on investments ..........................    (0.180)          -            -           -            -           -
                                                              -------     -------      -------      ------       ------      ------
Total dividends and distributions .........................    (0.199)     (0.318)      (0.199)     (0.182)      (0.024)          -
                                                              -------     -------      -------      ------       ------      ------

Net asset value, end of period ............................   $15.190     $14.480      $11.170      $6.770       $6.610      $6.310
                                                              =======     =======      =======      ======       ======      ======

Total return(4)............................................     6.32%      33.26%       70.10%       5.03%        5.15%     (16.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $33,706     $12,045         $144        $652         $570         $45
Ratio of expenses to average net assets ...................     1.71%       1.75%        1.71%       1.58%        1.60%       1.67%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     1.85%       1.93%        1.83%       1.61%        1.60%       1.90%
Ratio of net investment income to average net assets ......     3.56%       1.90%        2.42%       3.00%        2.89%       1.37%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....     3.42%       1.72%        2.30%       2.97%        2.89%       1.10%
Portfolio turnover ........................................       24%         34%          71%         39%          41%         19%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                            Emerging Markets - 8

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                            Emerging Markets - 9

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Mondrian Investment Partners Ltd. ("Mondrian") (the "Sub-Advisor") is responsible for the day-to-day management of the Series' investment portfolio. For these services, DMC, not the Series, pays the Sub-Advisor 0.20% of the Series' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,                 OTHER
        INVESTMENT            TRANSFER AGENT,                  EXPENSES
        MANAGEMENT    ACCOUNTING AND ADMINISTRATION             PAYABLE
      FEE PAYABLE TO      FEES AND OTHER EXPENSES             TO DMC AND
            DMC                PAYABLE TO DSC                AFFILIATES*
      --------------  -----------------------------          -----------
          $66,429                   $3,879                     $6,967

-------------------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $2,154 for internal legal services provided by DMC.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

   Purchases ......................................   $53,849,212
   Sales ..........................................     8,322,471

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE              AGGREGATE
   COST OF            UNREALIZED             UNREALIZED        NET UNREALIZED
 INVESTMENTS         APPRECIATION           DEPRECIATION        APPRECIATION
 -----------         ------------           ------------       --------------
 $88,477,186          $11,143,854           $(2,107,852)         $9,036,002


                                                            Emerging Markets -10

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                SIX MONTHS         YEAR
                                                   ENDED           ENDED
                                                 6/30/05*        12/31/04
                                                ----------       --------
Ordinary income ............................   $  429,444        $431,340
Long-term capital gain .....................      692,066               -
                                               ----------        --------
                                               $1,121,510        $431,340
                                               ==========        ========

-------------------
* Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................    $84,991,241
Undistributed ordinary income ....................      2,381,060
Undistributed long-term capital gains ............      1,798,397
Unrealized appreciation of investments
   and foreign currencies ........................      9,057,458
                                                      -----------
Net assets .......................................    $98,228,156
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                                                 UNDISTRIBUTED      ACCUMULATED
                                                       NET          NET REALIZED
                                               INVESTMENT INCOME    GAIN (LOSS)
                                               -----------------    ------------
                                                   $(74,068)          $74,068

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                   SIX MONTHS           YEAR
                                                      ENDED            ENDED
                                                     6/30/05          12/31/04
                                                   ----------         --------
Shares sold:
   Standard Class ..............................    2,117,921        1,694,727
   Service Class ...............................    1,667,266          933,639
Shares issued upon reinvestment of
  dividends and distributions:
Standard Class .................................       56,969           37,609
Service Class ..................................       19,169              328
                                                    ---------        ---------
                                                    3,861,325        2,666,303
                                                    ---------        ---------
Shares repurchased:
   Standard Class ..............................     (479,560)        (463,254)
   Service Class ...............................     (299,272)        (114,768)
                                                    ---------        ---------
                                                     (778,832)        (578,022)
                                                    ---------        ---------
Net increase ...................................    3,082,493        2,088,281
                                                    =========        =========


                                                           Emerging Markets - 11

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 0.73% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.


                                                            Emerging Markets -12

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

10. INDUSTRY ALLOCATION
As of June 30, 2005, the Series' investment in equity securities classified by type of business were as follows:

INDUSTRY                                            PERCENTAGE OF NET ASSETS
--------                                            ------------------------
Automobiles & Components                                        2.34%
Banks                                                          13.39%
Capital Goods                                                   0.97%
Consumer Durables & Apparel                                     4.87%
Diversified Financials                                          5.61%
Energy                                                          7.20%
Food, Beverage & Tobacco                                        4.25%
Food & Staples Retailing                                        2.05%
Healthcare Equipment & Services                                 1.05%
Hotels, Restaurants & Leisure                                   1.52%
Household & Personal Products                                   1.66%
Materials                                                      13.24%
Pharmaceuticals & Biotechnology                                 1.86%
Semiconductors & Semiconductor Equipment                        2.79%
Technology Hardware & Equipment                                 2.26%
Telecommunication Services                                     18.83%
Transportation                                                  7.44%
Utilities                                                       5.55%
                                                               -----
                                                               96.88%
                                                               =====

================================================================================




--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                           Emerging Markets - 13

DELAWARE VIP EMERGING MARKETS SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   To elect a Board of Trustees for the Trust.

                                                                   SHARES VOTED
                                                         SHARES      WITHHELD
                                                        VOTED FOR   AUTHORITY
                                                      -----------  -----------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          FOR        AGAINST      ABSTAIN
                                                       ----------   ---------    ---------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

                                                            Emerging Markets -14

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     EXPENSES
                                                            BEGINNING     ENDING                   PAID DURING
                                                            ACCOUNT      ACCOUNT     ANNUALIZED       PERIOD
                                                            VALUE          VALUE      EXPENSE       1/1/05 TO
                                                            1/1/05       6/30/05       RATIOS        6/30/05*
-----------------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00     $945.30         0.95%        $4.58
Service Class                                               1,000.00      944.10         1.20%         5.78
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.08         0.95%        $4.76
Service Class                                               1,000.00    1,018.84         1.20%         6.01


* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                   Global Bond-1

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
SECTOR/COUNTRY ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
COUNTRY                                                   OF NET ASSETS
--------------------------------------------------------------------------
REGIONAL AGENCY                                                 7.15%
--------------------------------------------------------------------------
Australia                                                       2.93%
Canada                                                          4.22%
--------------------------------------------------------------------------
SOVEREIGN AGENCY                                               11.18%
--------------------------------------------------------------------------
Canada                                                          1.87%
Japan                                                           5.68%
United States                                                   3.63%
--------------------------------------------------------------------------
SOVEREIGN DEBT                                                 75.52%
--------------------------------------------------------------------------
Austria                                                         8.73%
Belgium                                                         2.60%
France                                                          3.76%
Germany                                                        16.99%
Italy                                                           2.26%
Malaysia                                                        4.96%
Netherlands                                                     8.06%
Norway                                                          0.99%
Poland                                                          7.55%
Sweden                                                          5.38%
United Kingdom                                                  7.60%
United States                                                   6.64%
--------------------------------------------------------------------------
SUPRANATIONAL                                                   4.63%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.48%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.52%
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------

                                                                   Global Bond-2

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                               PRINCIPAL        MARKET
                                                            AMOUNT(degree)      VALUE
                                                                               (U.S. $)
REGIONAL AGENCY-7.15%
AUSTRALIA-2.93%
Queensland Treasury
   6.00% 6/14/11 ...........................................  AUD   1,997,000 $  1,578,905
   6.00% 8/14/13 ...........................................  AUD     808,000      645,124
                                                                               -----------
                                                                                 2,224,029
                                                                               -----------
CANADA-4.22%
Ontario Province
   1.875% 1/25/10 ..........................................  JPY 257,000,000    2,484,027
   5.375% 12/2/12 ..........................................  CAD     797,000      717,085
                                                                               -----------
                                                                                 3,201,112
                                                                               -----------
TOTAL REGIONAL AGENCY
   (COST $5,380,180)                                                             5,425,141
                                                                               -----------

SOVEREIGN AGENCY-11.18%
CANADA-1.87%
Canada Housing Trust 3.75% 3/15/10 .........................  CAD   1,712,000    1,421,427
                                                                               -----------
                                                                                 1,421,427
                                                                               -----------
JAPAN-5.68%
Development Bank of Japan
   1.75% 6/21/10 ...........................................  JPY 224,000,000    2,157,659
Japan Finance Corporation for
   Municipal Enterprises 1.35% 11/26/13 ....................  JPY 230,000,000    2,150,734
                                                                               -----------
                                                                                 4,308,393
                                                                               -----------
UNITED STATES-3.63%
Fannie Mae 6.00% 5/15/11 ...................................  USD     500,000      550,583
Freddie Mac 5.75% 3/15/09 ..................................  USD   2,075,000    2,205,144
                                                                               -----------
                                                                                 2,755,727
                                                                               -----------
TOTAL SOVEREIGN AGENCY
   (COST $5,906,378)                                                             8,485,547
                                                                               -----------

SOVEREIGN DEBT-75.52%
AUSTRIA-8.73%
Oesterreichesche Kontrollbank
   1.80% 3/22/10 ...........................................  JPY 404,000,000    3,900,568
Republic of Austria 5.25% 1/4/11 ...........................  EUR   1,985,000    2,722,573
                                                                               -----------
                                                                                 6,623,141
                                                                               -----------
BELGIUM-2.60%
Kingdom of Belgium 5.75% 3/28/08 ...........................  EUR   1,489,000    1,972,153
                                                                               -----------
                                                                                 1,972,153
                                                                               -----------
FRANCE-3.76%
France Government OAT
   3.50% 4/25/15 ...........................................  EUR   1,061,000    1,322,380
   4.00% 4/25/13 ...........................................  EUR   1,173,000    1,526,355
                                                                               -----------
                                                                                 2,848,735
                                                                               -----------
GERMANY-16.99%
Deutschland Republic
   4.50% 1/4/13 ............................................  EUR   2,038,000    2,736,980
   4.75% 7/4/08 ............................................  EUR   1,753,000    2,278,124
   5.00% 7/4/11 ............................................  EUR   1,496,000    2,044,902
   6.25% 1/4/24 ............................................  EUR     878,000    1,451,663
Rentenbank 1.375% 4/25/13 ..................................  JPY 465,000,000    4,374,231
                                                                               -----------
                                                                                12,885,900
                                                                               -----------

                                                               PRINCIPAL        MARKET
                                                            AMOUNT(degree)      VALUE
                                                                               (U.S. $)
SOVEREIGN DEBT (CONTINUED)
ITALY-2.26%
Republic of Italy 0.65% 3/20/09 ............................  JPY 186,800,000 $  1,715,738
                                                                               -----------
                                                                                 1,715,738
                                                                               -----------
MALAYSIA-4.96%
Malaysian Government
   3.644% 8/25/10 ..........................................  MYR   8,800,000    2,330,263
   6.45% 7/1/08 ............................................  MYR   5,000,000    1,436,036
                                                                               -----------
                                                                                 3,766,299
                                                                               -----------
NETHERLANDS-8.06%
Deutsche Bahn Finance 1.65% 12/1/14 ........................  JPY 449,000,000    4,203,562
Netherlands Government 5.75% 2/15/07 .......................  EUR   1,492,000    1,913,031
                                                                               -----------
                                                                                 6,116,593
                                                                               -----------
NORWAY-0.99%
Kingdom of Norway 6.00% 5/16/11 ............................  NOK   4,260,000      751,871
                                                                               -----------
                                                                                   751,871
                                                                               -----------
POLAND-7.55%
Poland Government
   6.00% 5/24/09 ...........................................  PLZ   9,054,000    2,840,250
   6.25% 10/24/15                                             PLZ   8,557,000    2,888,815
                                                                               -----------
                                                                                 5,729,065
                                                                               -----------
SWEDEN-5.38%
Sweden Government
   4.50% 8/12/15 ...........................................  SEK  18,395,000    2,668,737
   5.00% 12/1/20 ...........................................  SEK   8,995,000    1,415,413
                                                                               -----------
                                                                                 4,084,150
                                                                               -----------
UNITED KINGDOM-7.60%
U.K. Treasury
   4.00% 3/7/09 ............................................  GBP   1,600,000    2,864,754
   4.75% 6/7/10 ............................................  GBP     737,000    1,362,445
   4.75% 9/7/15 ............................................  GBP     820,500    1,541,880
                                                                               -----------
                                                                                 5,769,079
                                                                               -----------
UNITED STATES-6.64%
KFW International Finance
   1.75% 3/23/10 ...........................................  JPY 367,000,000    3,534,061
U.S. Treasury Notes
   3.625% 5/15/13 ..........................................  USD   1,350,000    1,333,232
   4.75% 11/15/08 ..........................................  USD     160,000      165,350
                                                                               -----------
                                                                                 5,032,643
                                                                               -----------
TOTAL SOVEREIGN DEBT
   (COST $60,123,628)                                                           57,295,367
                                                                               -----------

SUPRANATIONAL-4.63%
European Investment Bank
   4.00% 10/15/37 ..........................................  EUR   1,113,000    1,396,643
Inter-American Development Bank
   1.90% 7/8/09 ............................................  JPY 219,000,000    2,112,788
                                                                               -----------
TOTAL SUPRANATIONAL
   (COST $3,547,504) .......................................                     3,509,431
                                                                               -----------

                                                                   Global Bond-3

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)


TOTAL MARKET VALUE OF SECURITIES-98.48% (COST $74,957,690) ..................  $74,715,486

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.52% .......................    1,150,477
                                                                               -----------
NET ASSETS APPLICABLE TO 7,100,236 SHARES OUTSTANDING-100.00% ...............  $75,865,963
                                                                               ===========

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
 ($75,857,558 / 7,099,449 SHARES) ...........................................       $10.68
                                                                                    ======
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
 ($8,405 / 787 SHARES) ......................................................       $10.68
                                                                                    ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par) ..............  $72,993,750
Undistributed net investment income .........................................    2,242,383
Accumulated net realized gain on investments ................................      895,118
Net unrealized depreciation of investments and foreign currencies ...........     (265,288)
                                                                               -----------
Total net assets ............................................................  $75,865,963
                                                                               ===========

----------
(degree) Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP- British Pound Sterling
JPY - Japanese Yen
MYR - Malaysian Ringgit
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
OAT - Obligation Assimilable au Tresor (Treasury Obligation)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
The following forward foreign currency exchange contracts were outstanding at June 30, 2005:

                                                                                                              UNREALIZED
                                                                    VALUE OF CONTRACT                        APPRECIATION
   CONTRACTS TO RECEIVE (DELIVER)                  IN EXCHANGE FOR      AT 6/30/05       SETTLEMENT DATE    (DEPRECIATION)
   -----------------------------                   ---------------  -----------------    ---------------   ---------------
   (2,022,000) British Pounds                        US$3,688,836      $3,615,235            8/30/05           $73,601
   (293,900) Canadian Dollars                          US$240,037         239,902            7/06/05               135
   198,353 European Monetary Units                    US$(240,037)       (240,073)           7/06/05                36
   (7,314,000) European Monetary Units               US$8,806,934       8,857,591            7/22/05           (50,657)
   (729) European Monetary Units                           US$888             882            7/22/05                 6
   702,914 European Monetary Units                    US$(853,324)       (851,262)           7/22/05            (2,062)
   4,268,000 European Monetary Units                US$(5,164,031)     (5,168,745)           7/22/05             4,714
   2,360,740 European Monetary Units                US$(2,877,119)     (2,863,423)           8/29/05           (13,696)
   (459,192,640) Japanese Yen                        US$4,146,664       4,148,782            7/22/05            (2,118)
   (9,633,000) Polish Zloty                          US$2,877,119       2,877,842            8/29/05              (723)
   (7,923,329) Swedish Krona                         US$1,017,367       1,015,595            7/22/05             1,772
   (6,335,785) Swedish Krona                           US$826,449         812,107            7/22/05            14,342
                                                                                                               $25,350

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

                                                                   Global Bond-4

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(Unaudited)


INVESTMENT INCOME:
Interest ...........................................   $ 1,100,158
                                                       -----------
EXPENSES:
Management fees ....................................       301,705
Reports and statements to shareholders .............        25,911
Custodian fees .....................................        21,004
Accounting and administration expenses .............        13,195
Legal and professional fees ........................         7,179
Dividend disbursing and transfer agent fees
   and expenses ....................................         4,057
Insurance fees .....................................         3,934
Trustees' fees .....................................         2,019
Taxes (other than taxes on income) .................         1,609
Pricing fees .......................................         1,583
Registration fees ..................................            70
Distribution expenses - Service Class ..............            13
Other ..............................................         1,647
                                                       -----------
                                                           383,926
Less waiver of distribution expenses - Service Class            (2)
                                                       -----------
Total expenses .....................................       383,924
                                                       -----------

NET INVESTMENT INCOME ..............................       716,234
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments .....................................     1,268,165
   Options .........................................       128,400
   Foreign currencies ..............................     1,379,435
                                                       -----------
Net realized gain ..................................     2,776,000
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies ...........    (8,098,887)
                                                       -----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ..............    (5,322,887)
                                                       -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $(4,606,653)
                                                       ===========

 See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED
                                                6/30/05                      YEAR ENDED
                                              (UNAUDITED)                      12/31/04
                                              -----------                    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ......................   $     716,234                $   2,247,095
Net realized gain on investments and
   foreign currencies ......................       2,776,000                   11,674,662
Net change in unrealized appreciation/
   depreciation on investments
   and foreign currencies ..................      (8,098,887)                  (4,085,542)
                                               -------------                -------------
Net increase (decrease) in net assets
   resulting from operations ...............      (4,606,653)                   9,836,215
                                               -------------                -------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..........................     (12,177,352)                 (12,011,670)
   Service Class ...........................          (1,263)                        (944)
Net realized gain on investments:
   Standard Class ..........................      (1,441,808)                  (1,888,359)
   Service Class ...........................            (152)                        (151)
                                               -------------                -------------
                                                 (13,620,575)                 (13,901,124)
                                               -------------                -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..........................       2,542,536                    3,472,141
Net asset value of shares issued upon
reinvestment of dividends and distributions:
   Standard Class ..........................      13,619,160                   13,900,029
   Service Class ...........................           1,415                        1,095
                                               -------------                -------------
                                                  16,163,111                   17,373,265
                                               -------------                -------------
Cost of shares repurchased:
   Standard Class ..........................      (8,450,420)                 (32,398,573)
                                               -------------                -------------

Increase (decrease) in net assets derived
   from capital share transactions .........       7,712,691                  (15,025,308)
                                               -------------                -------------

NET DECREASE IN NET ASSETS .................     (10,514,537)                 (19,090,217)

NET ASSETS:
Beginning of period ........................      86,380,500                  105,470,717
                                               -------------                -------------
End of period (including undistributed
   net investment income of $2,242,383
   and $12,038,201, respectively) ..........   $  75,865,963                $  86,380,500
                                               =============                =============

See accompanying notes

                                                                   Global Bond-5

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
                                                            SIX MONTHS
                                                              ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                           (UNAUDITED)   12/31/04     12/31/03     12/31/02    12/31/01(2) 12/31/00
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period                          $13.560     $13.940      $11.770     $ 9.470       $9.730      $9.730

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.105       0.316        0.356       0.404        0.411       0.534
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                      (0.803)      1.262        2.005       1.957       (0.464)     (0.453)
                                                              -------     -------      -------     -------       ------      ------
Total from investment operations                               (0.698)      1.578        2.361       2.361       (0.053)      0.081
                                                              -------     -------      -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (1.951)     (1.692)      (0.191)     (0.061)      (0.207)     (0.081)
Net realized gain on investments                               (0.231)     (0.266)           -           -            -           -
                                                              -------     -------      -------     -------       ------      ------
Total dividends and distributions                              (2.182)     (1.958)      (0.191)     (0.061)      (0.207)     (0.081)
                                                              -------     -------      -------     -------       ------      ------

Net asset value, end of period                                $10.680     $13.560      $13.940     $11.770       $9.470      $9.730
                                                              =======     =======      =======     =======       ======      ======

Total return(4)                                                (5.47%)     13.00%       20.36%      25.09%       (0.48%)      0.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $75,858     $86,372     $105,463     $91,945      $17,012     $16,463
Ratio of expenses to average net assets                         0.95%       0.93%        0.87%       0.81%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      0.95%       0.93%        0.91%       0.81%        1.11%       0.95%
Ratio of net investment income to average net assets            1.78%       2.52%        2.81%       3.76%        4.34%       5.75%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           1.78%       2.52%        2.77%       3.76%        4.08%       5.65%
Portfolio turnover                                               143%        117%         111%         49%          51%         39%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                   Global Bond-6

DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
                                                           SIX MONTHS
                                                              ENDED                                                       5/1/00(3)
                                                            6/30/05(1)                    YEAR ENDED                          TO
                                                           (UNAUDITED)  12/31/04     12/31/03     12/31/02   12/31/01(2)   12/31/00
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................  $13.530     $13.920      $11.770      $9.460       $9.730      $9.180

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4)...................................    0.090       0.285        0.328       0.389        0.397       0.346
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................   (0.790)      1.255        1.998       1.968       (0.470)      0.204
                                                             -------     -------      -------     -------      -------     -------
Total from investment operations ..........................   (0.700)      1.540        2.326       2.357       (0.073)      0.550
                                                             -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................   (1.919)     (1.664)      (0.176)     (0.047)      (0.197)          -
Net realized gain on investments ..........................   (0.231)     (0.266)           -           -            -           -
                                                             -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................   (2.150)     (1.930)      (0.176)     (0.047)      (0.197)          -
                                                             -------     -------      -------     -------      -------     -------
Net asset value, end of period ............................  $10.680     $13.530      $13.920     $11.770       $9.460      $9.730
                                                             =======     =======      =======     =======      =======     =======
Total return(5) ...........................................   (5.59%)     12.69%       20.04%      25.04%       (0.70%)      5.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................       $8          $9           $8          $7           $5          $5
Ratio of expenses to average net assets ...................    1.20%       1.18%        1.09%       0.96%        1.00%       1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................    1.25%       1.23%        1.16%       0.96%        1.26%       1.16%
Ratio of net investment income to average net assets ......    1.53%       2.27%        2.59%       3.61%        4.19%       5.65%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....    1.48%       2.22%        2.52%       3.61%        3.93%       5.49%
Portfolio turnover ........................................     143%        117%         111%         49%          51%         39%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                   Global Bond-7

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                   Global Bond-8

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                                DIVIDEND DISBURSING,               OTHER
   INVESTMENT                      TRANSFER AGENT,                EXPENSES
   MANAGEMENT               ACCOUNTING AND ADMINISTRATION         PAYABLE
 FEE PAYABLE TO                FEES AND OTHER EXPENSES           TO DMC AND
      DMC                           PAYABLE TO DSC               AFFILIATES*
----------------            -----------------------------       ------------
   $47,288                               $3,200                     $888

----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $2,156 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

   PURCHASES .......................................  $56,431,890
   SALES ...........................................   61,034,217

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         AGGREGATE         AGGREGATE
     COST OF             UNREALIZED        UNREALIZED      NET UNREALIZED
   INVESTMENTS         APPRECIATION       DEPRECIATION      DEPRECIATION
----------------      --------------     --------------     ------------
   $75,203,615           $985,999         $(1,474,128)       $(488,129)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                            SIX MONTHS            YEAR
                                              ENDED              ENDED
                                            6/30/05*           12/31/04
                                          -------------       -----------
Ordinary income .......................   $12,733,806         $13,084,663
Long-term capital gains ...............       886,769             816,461
                                          -----------         -----------
Total distribution ....................   $13,620,575         $13,901,124
                                          ===========         ===========
*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                   Global Bond-9

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $72,993,750
Undistributed ordinary income .....................     3,217,204
Undistributed long-term capital gain ..............       191,570
Unrealized depreciation of investments
   and foreign currencies .........................      (536,561)
                                                      -----------
Net assets ........................................   $75,865,963
                                                      ===========
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

    UNDISTRIBUTED                                     ACCUMULATED
         NET                                          NET REALIZED
   Investment Income                                  Gain (Loss)
  ------------------                                 --------------
      $1,666,563                                      $(1,666,563)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                  SIX MONTHS          YEAR
                                                    ENDED             ENDED
                                                   6/30/05          12/31/04
                                                ------------       ----------
Shares sold:
   Standard Class .............................    207,989            273,772

Shares issued upon reinvestment of dividends and distributions:

   Standard Class .............................  1,242,624          1,147,814
   Service Class ..............................        129                 91
                                                 ---------         ----------
                                                 1,450,742          1,421,677
                                                 ---------         ----------
Shares repurchased:
   Standard Class .............................   (722,843)        (2,615,523)
                                                 ---------         ----------

Net increase (decrease) .......................    727,899         (1,193,846)
                                                 =========         ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.


                                                                  Global Bond-10

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS WRITTEN
During the six months ended June 30, 2005, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

9. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                  Global Bond-11

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
OTHER SERIES INFORMATION
Proxy Results (Unaudited)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                  SHARES VOTED
                                               SHARES                WITHHELD
                                              VOTED FOR             AUTHORITY
                                            -------------          -----------
Thomas L. Bennett                            195,857,735            7,726,247
Jude T. Driscoll                             195,386,639            8,197,343
John A. Fry                                  195,459,215            8,124,767
Anthony D. Knerr                             195,374,740            8,209,242
Lucinda S. Landreth                          195,805,295            7,778,687
Ann R. Leven                                 195,355,426            8,228,556
Thomas F. Madison                            195,231,994            8,351,988
Janet L. Yeomans                             195,442,425            8,141,556
J. Richard Zecher                            195,743,129            7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                           FOR        AGAINST     ABSTAIN
                                                      -----------  -----------  -----------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF GLOBAL BOND SERIES INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Global Bond Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                                  Global Bond-12

DELAWARE VIP GLOBAL BOND SERIES
BOARD CONSIDERATION OF GLOBAL BOND SERIES INVESTMENT ADVISORY
AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and five year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                                  Global Bond-13

DELAWARE VIP GLOBAL BOND SERIES
BOARD CONSIDERATION OF GLOBAL BOND SERIES INVESTMENT ADVISORY
AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                                  Global Bond-14

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  EXPENSES
                                                          BEGINNING      ENDING                  PAID DURING
                                                           ACCOUNT      ACCOUNT       ANNUALIZED   PERIOD
                                                            VALUE        VALUE          EXPENSE   1/1/05 TO
                                                           1/1/05       6/30/05         RATIOS     6/30/05*
------------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,002.50         0.87%      $4.32
Service Class                                               1,000.00    1,001.90         1.12%       5.56
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.48         0.87%      $4.36
Service Class                                               1,000.00    1,019.24         1.12%       5.61
------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                          Growth Opportunities-1

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.73%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    5.43%
Business Services                                              11.86%
Consumer Durables                                               2.17%
Consumer Non-Durables                                          14.91%
Consumer Services                                               9.91%
Financial                                                      10.24%
Healthcare                                                     20.21%
Technology                                                     25.00%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.03%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  20.31%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              120.07%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (20.31%)
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.24%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                          Growth Opportunities-2

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                          NUMBER OF   MARKET
                                                           SHARES     VALUE
   COMMON STOCK-99.73%
   Basic Industry/Capital Goods-5.43%
   Graco ..............................................    25,300 $   861,971
  +Mettler-Toledo International .......................    26,800   1,248,344
   Rowan ..............................................    43,700   1,298,327
                                                                  -----------
                                                                    3,408,642
                                                                  -----------
   BUSINESS SERVICES-11.86%
   Certegy ............................................    35,300   1,349,166
  +Dun & Bradstreet ...................................    14,600     900,090
   Expeditors International Washington ................    25,600   1,275,136
  +Fisher Scientific International ....................    22,400   1,453,760
  *National Financial Partners ........................    29,300   1,146,802
  *Robert Half International ..........................    53,000   1,323,410
                                                                  -----------
                                                                    7,448,364
                                                                  -----------
   CONSUMER DURABLES-2.17%
   Centex .............................................    19,300   1,363,931
                                                                  -----------
                                                                    1,363,931
                                                                  -----------
   CONSUMER NON-DURABLES-14.91%
   Dollar General .....................................    32,600     663,736
   Michaels Stores ....................................    30,800   1,274,196
   Nordstrom ..........................................    36,900   2,508,093
   Staples ............................................    75,900   1,618,188
  +Starbucks ..........................................    14,500     749,070
 *+Urban Outfitters ...................................    27,100   1,536,299
 *+Williams-Sonoma ....................................    25,500   1,009,035
                                                                  -----------
                                                                    9,358,617
                                                                  -----------
   CONSUMER SERVICES-9.91%
  +Cheesecake Factory .................................    19,700     684,181
   Marriott International Class A .....................    27,900   1,903,338
  *Royal Caribbean Cruises ............................    28,400   1,373,424
   Starwood Hotels & Resorts Worldwide ................    33,100   1,938,667
 *+XM Satellite Radio Holdings Class A ................     9,500     319,770
                                                                  -----------
                                                                    6,219,380
                                                                  -----------
   FINANCIAL-10.24%
 *+Affiliated Managers Group ..........................    15,900   1,086,447
   Lehman Brothers Holdings ...........................    13,900   1,379,992
   PartnerRe ..........................................    16,000   1,030,720
   Sovereign Bancorp ..................................    88,200   1,970,388
  *UnumProvident ......................................    52,600     963,632
                                                                  -----------
                                                                    6,431,179
                                                                  -----------

                                                          NUMBER OF   MARKET
                                                           SHARES     VALUE
   COMMON STOCK (CONTINUED)
   HEALTHCARE-20.21%
 *+Amylin Pharmaceuticals .............................    59,300 $ 1,241,149
  +Barr Pharmaceuticals ...............................    20,700   1,008,918
  +Caremark Rx ........................................    28,900   1,286,628
  +Cytyc ..............................................    40,300     889,018
  +Genzyme ............................................    12,900     775,161
  +Gilead Sciences ....................................    33,200   1,460,468
 *+Invitrogen .........................................    20,500   1,707,445
  +Medco Health Solutions .............................    23,000   1,227,280
  *Medicis Pharmaceutical Class A .....................    22,900     726,617
 *+MGI Pharma .........................................    35,600     774,656
  +Neurocrine Biosciences .............................    21,500     904,290
  +Sepracor ...........................................    11,400     684,114
                                                                  -----------
                                                                   12,685,744
                                                                  -----------
   TECHNOLOGY-25.00%
  +Amdocs .............................................    40,700   1,075,701
   ASML Holding .......................................    41,700     653,022
 *+Broadcom Class A ...................................    35,200   1,249,952
  +Cadence Design Systems .............................    48,400     661,144
 *+Check Point Software Technology ....................    53,500   1,059,300
  +Citrix Systems .....................................    53,600   1,160,976
  +Juniper Networks ...................................    59,900   1,508,282
  +Lam Research .......................................    27,800     804,532
   Linear Technology ..................................    45,300   1,662,057
  +Marvell Technology Group ...........................    20,400     776,016
  +Mercury Interactive ................................    13,100     502,516
  +Network Appliance ..................................    21,100     596,497
  +NII Holdings Class B ...............................    12,200     780,068
 *+PMC - Sierra .......................................    31,000     289,230
  *Satyam Computer Services ADR .......................    46,100   1,198,600
  +VeriSign ...........................................    24,800     713,248
  +Zebra Technologies Class A .........................    22,900   1,002,791
                                                                  -----------
                                                                   15,693,932
                                                                  -----------
   TOTAL COMMON STOCK
   (COST $49,911,289) .................................            62,609,789
                                                                  -----------


                                                          Growth Opportunities-3

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL    MARKET
                                                        AMOUNT       VALUE
REPURCHASE AGREEMENTS-0.03%
With BNP Paribas 2.70% 7/1/05
 (dated 6/30/05, to be repurchased at
 $10,636, collateralized by $1,014 U.S.
 Treasury Bills due 7/7/05, market value
 $1,013, $1,970 U.S. Treasury Bills due
 8/18/05, market value $1,963, $1,048
 U.S. Treasury Bills due 9/15/05, market
 value $1,042, $4,441 U.S. Treasury Bills
 due 12/29/05, market value $4,368, $651
 U.S. Treasury Notes 1.875% due 1/31/06,
 market value $651, $296 U.S. Treasury
 Notes 2.00% due 5/15/06, market value
 $293, $1,040 U.S. Treasury Notes
 3.375% due 2/15/08, market value $1,045
 and $474 U.S. Treasury Notes 3.50% due
 11/15/06, market value $475) ..........................  $10,635  $   10,635
With UBS Warburg 2.70% 7/1/05
 (dated 6/30/05, to be repurchased at
 $6,365, collateralized by $2,220 U.S.
 Treasury Bills due 10/13/05, market value
 $2,200, $588 U.S. Treasury Bills due
 12/22/05, market value $579 and $3,700
 U.S. Treasury Notes 2.00% due 8/31/05,
 market value $3,718) ..................................    6,365       6,365
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
 (COST $17,000).........................................               17,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES
 BEFORE SECURITIES LENDING
 COLLATERAL-99.76%
 (COST $49,928,289).....................................           62,626,789
                                                                   ----------

SECURITIES LENDING COLLATERAL**-20.31%
SHORT-TERM INVESTMENTS
Abbey National 3.13% 1/13/06............................  277,127     277,240
Australia New Zealand 3.28% 7/31/06 ....................  374,494     374,494

                                                       PRINCIPAL    MARKET
                                                        AMOUNT       VALUE
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Bank of New York 3.16% 4/4/06 ......................  $   299,595 $   299,595
Bank of the West 3.11% 3/2/06 ......................      374,481     374,494
Barclays London 3.10% 7/21/05 ......................      374,518     374,499
Bayerische Landesbank 3.29% 7/31/06 ................      374,413     374,494
Bear Stearns
   3.14% 1/17/06 ...................................       74,897      74,937
   3.22% 1/3/06 ....................................      374,344     374,494
Beta Finance 3.33% 4/18/06 .........................      374,520     374,457
Citigroup Global Markets
   3.48% 7/1/05 ....................................    3,470,521   3,470,521
   3.51% 7/7/05 ....................................      419,433     419,434
Credit Suisse First Boston New York
   3.24% 4/18/06 ...................................      404,454     404,454
   3.49% 12/29/05 ..................................       78,628      78,647
Deutsche Bank London 3.10% 7/11/05 .................      299,604     299,595
Goldman Sachs 3.58% 6/30/06 ........................      411,820     411,944
Lehman Holdings 3.52% 12/23/05 .....................      374,483     374,719
Marshall & Ilsley Bank 3.44% 12/29/05 ..............      374,516     374,506
Merrill Lynch Mortgage Capital
   3.54% 7/12/05 ...................................      374,494     374,494
Morgan Stanley
   3.34% 7/31/06 ...................................       74,826      74,899
   3.62% 6/30/06 ...................................       37,457      37,450
National City Bank 3.31% 1/23/06 ...................      426,946     426,946
Pfizer 3.12% 7/31/06 ...............................      359,514     359,514
Proctor & Gamble 3.34% 7/31/06 .....................      374,494     374,494
Royal Bank of Scotland 3.24% 7/31/06 ...............      374,535     374,494
Sigma Finance 3.09% 9/30/05 ........................      352,006     351,995
Sun Trust Bank 3.27% 8/5/05 ........................      187,245     187,237
Wal Mart Funding 3.33% 8/22/05 .....................      336,740     335,123
Washington Mutual Bank 3.10% 7/8/05 ................      374,501     374,494
Wells Fargo 3.19% 7/31/06 ..........................      374,494     374,494
Wilmington Trust Company 3.25% 8/9/05 ..............      374,509     374,497
                                                                   ----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $12,752,655) ..............................               12,752,655
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-120.07% (COST $62,680,944).....................................................   75,379,444^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(20.31%)...................................................  (12,752,655)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.24%...........................................................      153,414
                                                                                                                  -----------
NET ASSETS APPLICABLE TO 3,932,674 SHARES OUTSTANDING-100.00%...................................................  $62,780,203
                                                                                                                  ===========
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($49,135,876 / 3,071,131 SHARES)........       $16.00
                                                                                                                       ======
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($13,644,327 / 861,543 SHARES)...........       $15.84
                                                                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)..................................................  $66,925,840
Accumulated net realized loss on investments....................................................................  (16,844,137)
Net unrealized appreciation of investments......................................................................   12,698,500
                                                                                                                  -----------
Total net assets................................................................................................  $62,780,203
                                                                                                                  ===========

-------------------
 *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
 +Non-income producing security for the year ended June 30, 2005.
 ^Includes $12,413,982 of securities loaned.
  ADR-American Depositary Receipts


                             See accompanying notes

                                                          Growth Opportunities-4

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends ...............................................   $  132,542
Interest ................................................       20,243
Securities lending income ...............................        5,165
                                                            ----------
                                                               157,950
                                                            ----------
EXPENSES:
Management fees .........................................      242,858
Distribution expenses - Service Class ...................       20,753
Accounting and administration expenses ..................       10,627
Reports and statements to shareholders ..................        7,268
Legal and professional fees .............................        6,099
Dividend disbursing and transfer agent fees
   and expenses .........................................        3,250
Insurance fees ..........................................        3,143
Custodian fees ..........................................        2,783
Taxes (other than on income) ............................        2,028
Trustees' fees ..........................................        1,843
Pricing fees ............................................          196
Registration fees .......................................           50
Other ...................................................        1,469
                                                            ----------
                                                               302,367
Less waiver of distribution expenses - Service Class ....       (3,459)
Less expenses paid indirectly ...........................          (15)
                                                            ----------
Total expenses ..........................................      298,893
                                                            ----------
NET INVESTMENT LOSS .....................................     (140,943)
                                                            ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ........................    2,107,293
Net change in unrealized appreciation/
   depreciation of investments ..........................   (2,061,805)
                                                            ----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .......................................       45,488
                                                            ----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $  (95,455)
                                                            ==========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED
                                                        6/30/05     YEAR ENDED
                                                      (UNAUDITED)    12/31/04
                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ..............................  $    (140,943)  $  (194,589)
Net realized gain on investments .................      2,107,293    12,910,575
Net change in unrealized appreciation/
   depreciation of investments ...................     (2,061,805)   (4,548,303)
                                                      -----------   -----------
Net increase (decrease) in net assets
   resulting from operations .....................        (95,455)    8,167,683
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................        385,322       292,375
   Service Class .................................        418,809       957,177
                                                      -----------   -----------
                                                          804,131     1,249,552
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ................................     (8,045,209)  (15,251,742)
   Service Class .................................     (1,840,257)   (4,482,881)
                                                      -----------   -----------
                                                       (9,885,466)  (19,734,623)
                                                      -----------   -----------
Decrease in net assets derived from
   capital share transactions ....................     (9,081,335)  (18,485,071)
                                                      -----------   -----------

NET DECREASE IN NET ASSETS .......................     (9,176,790)  (10,317,388)

NET ASSETS:
Beginning of period ..............................     71,956,993    82,274,381
                                                      -----------   -----------
End of period (there was no undistributed
   net investment income at either
   period end) ...................................    $62,780,203   $71,956,993
                                                      ===========   ===========

                             See accompanying notes

                                                          Growth Opportunities-5

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                            (UNAUDITED)   12/31/04    12/31/03     12/31/02    12/31/01     12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................   $15.960     $14.190      $10.060     $15.010      $23.990     $28.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ....................................    (0.029)     (0.031)      (0.032)     (0.025)      (0.010)     (0.106)
Net realized and unrealized gain (loss)
   on investments .........................................     0.069       1.801        4.162      (3.351)      (4.209)     (1.459)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.040       1.770        4.130      (3.376)      (4.219)     (1.565)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments ..........................         -           -            -           -       (4.761)     (2.995)
Return of capital .........................................         -           -            -      (1.574)           -           -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................         -           -            -      (1.574)      (4.761)     (2.995)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $16.000     $15.960      $14.190     $10.060      $15.010     $23.990
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ...........................................     0.25%      12.47%       41.05%     (24.94%)     (15.78%)     (8.52%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $49,136     $56,875      $65,368     $60,964     $117,527    $180,008
Ratio of expenses to average net assets ...................     0.87%       0.84%        0.85%       0.87%        0.85%       0.84%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     0.87%       0.84%        0.85%       0.87%        0.87%       0.84%
Ratio of net investment loss to average net assets ........    (0.38%)     (0.21%)      (0.27%)     (0.21%)      (0.06%)     (0.36%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly .....    (0.38%)     (0.21%)      (0.27%)     (0.21%)      (0.08%)     (0.36%)
Portfolio turnover ........................................       66%         94%          94%         88%         117%        128%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                          Growth Opportunities-6

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS
                                                            SIX MONTHS
                                                               ENDED                                                       5/1/00(2)
                                                             6/30/05(1)                           YEAR ENDED                  TO
                                                            (UNAUDITED)  12/31/04     12/31/03     12/31/02    12/31/01     12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................   $15.810     $14.100      $10.010     $14.970      $23.980     $28.020

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ....................................    (0.048)     (0.066)      (0.058)     (0.043)      (0.033)     (0.087)
Net realized and unrealized gain (loss)
   on investments .........................................     0.078       1.776        4.148      (3.343)      (4.216)     (3.953)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.030       1.710        4.090      (3.386)      (4.249)     (4.040)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments ..........................         -           -            -           -       (4.761)          -
Return of capital .........................................         -           -            -      (1.574)           -           -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................         -           -            -      (1.574)      (4.761)          -
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $15.840     $15.810      $14.100     $10.010      $14.970     $23.980
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ...........................................     0.19%      12.13%       40.86%     (25.09%)     (15.94%)    (14.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $13,644     $15,082      $16,906     $15,275      $27,893     $28,122
Ratio of expenses to average net assets ...................     1.12%       1.09%        1.07%       1.02%        1.00%       0.99%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     1.17%       1.14%        1.10%       1.02%        1.02%       0.99%
Ratio of net investment loss to average net assets ........    (0.63%)     (0.46%)      (0.49%)     (0.36%)      (0.21%)     (0.47%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly .....    (0.68%)     (0.51%)      (0.52%)     (0.36%)      (0.23%)     (0.47%)
Portfolio turnover ........................................       66%         94%          94%         88%         117%        128%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                          Growth Opportunities-7

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximatley $15. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                          Growth Opportunities-8

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                                 DIVIDEND DISBURSING,
        INVESTMENT                 TRANSFER AGENT,           OTHER EXPENSES
        MANAGEMENT         ACCOUNTING AND ADMINISTRATION         PAYABLE
      FEE PAYABLE TO          FEES AND OTHER EXPENSES            TO DMC
           DMC                    PAYABLE TO DC             AND AFFILIATES*
      --------------       -----------------------------    ---------------
         $39,261                      $2,656                    $3,431

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $1,734 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ........................................    $21,012,986
Sales ............................................     27,363,572

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE             AGGREGATE
   COST OF            UNREALIZED            UNREALIZED          NET UNREALIZED
 INVESTMENTS         APPRECIATION          DEPRECIATION          APPRECIATION
 -----------         ------------          ------------         --------------
 $63,153,053          $13,182,946           $(956,555)           $12,226,391

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $66,925,840
Capital loss carryforwards ........................   (16,372,028)
Unrealized appreciation of investments ............    12,226,391
                                                      -----------
Net assets ........................................   $62,780,203
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.


                                                          Growth Opportunities-9

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

                       UNDISTRIBUTED
                            NET                     PAID-IN
                      INVESTMENT LOSS               CAPITAL
                      ---------------              ----------
                          $140,943                 $(140,943)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $2,145,746 expires in 2009 and $16,036,054 expires in 2010.

For the six months ended June 30, 2005, the Series had capital gains of $1,809,772 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       SIX MONTHS     YEAR
                                                          ENDED      ENDED
                                                         6/30/05    12/31/04
                                                       ----------  ----------
Shares sold:
   Standard Class ................................        24,904       20,762
   Service Class .................................        27,302       69,498
                                                        --------   ----------
                                                          52,206       90,260
                                                        --------   ----------
Shares repurchased:
   Standard Class ................................      (518,184)  (1,063,239)
   Service Class .................................      (119,460)    (314,943)
                                                        --------   ----------
                                                        (637,644)  (1,378,182)
                                                        --------   ----------
Net decrease .....................................      (585,438)  (1,287,922)
                                                        ========   ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $12,413,983, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".


                                                         Growth Opportunities-10

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.


================================================================================





--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                         Growth Opportunities-11

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
OTHER SERIES INFORMATION
Proxy Results (Unaudited)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   To elect a Board of Trustees for the Trust.

                                                                   SHARES VOTED
                                                         SHARES      WITHHELD
                                                       VOTED FOR    AUTHORITY
                                                      -----------  ------------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          FOR        AGAINST      ABSTAIN
                                                       ----------   ---------    ---------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF GROWTH OPPORTUNITIES SERIES INVESTMENT ADVISORY AGREEMENT At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Growth Opportunities Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                         Growth Opportunities-12

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
BOARD CONSIDERATION OF GROWTH OPPORTUNITIES SERIES
INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations.The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Series' total return for the three, five and 10 year periods was in the second quartile. The Board noted that the Series' performance results were mixed. The Board also noted that there had been recent transitions in the Series' portfolio management team. Management explained that recent departures provided an opportunity to recruit additional investment personnel, as well as an opportunity to review the investment process and compensation structure to determine what changes could be made to enhance performance. The Board was satisfied that management was taking effective action to enhance Series performance and meet the Board's perfromance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                         Growth Opportunities-13

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
BOARD CONSIDERATION OF GROWTH OPPORTUNITIES SERIES
INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Fund has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                         Growth Opportunities-14

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               EXPENSES
                                                           BEGINNING    ENDING                PAID DURING
                                                            ACCOUNT     ACCOUNT    ANNUALIZED    PERIOD
                                                             VALUE       VALUE       EXPENSE   1/1/05 TO
                                                             1/1/05     6/30/05       RATIOS    6/30/05*
-------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,012.90       0.75%      $3.74
Service Class                                               1,000.00    1,012.20       1.00%       4.99
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,021.08       0.75%      $3.76
Service Class                                               1,000.00    1,019.84       1.00%       5.01
-------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                             High Yield Series-1

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COLLATERALIZED BOND OBLIGATIONS                                 0.28%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.69%
------------------------------------------------------------------------
CORPORATE BONDS                                                92.18%
------------------------------------------------------------------------
Capital Goods - Manufacturing                                   9.15%
Chemicals                                                       3.62%
Consumer Cyclical                                               7.90%
Consumer Non-Cyclical                                           6.88%
Energy                                                          7.13%
Finance                                                         3.15%
Forest/Paper Products                                           9.99%
Gaming                                                          4.99%
Healthcare                                                      3.39%
Media                                                          11.44%
Metals/Mining/Steel                                             0.64%
Retail                                                          0.47%
Technology                                                      2.19%
Telecommunications                                             10.55%
Textile & Apparel                                               0.61%
Transportation                                                  4.22%
Utilities                                                       5.86%
------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.22%
------------------------------------------------------------------------
EMERGING MARKET BONDS                                           3.35%
------------------------------------------------------------------------
COMMON STOCK                                                    0.33%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.20%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.79%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.04%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.96%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                             High Yield Series-2

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)
                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                         (U.S. $)      (U.S. $)
    COLLATERALIZED BOND OBLIGATIONS-0.28%
@=o#Merrill Lynch CBO VII Series 1997-C3A 144A
      3.827% 3/23/08 ...............................   $   505,413   $   202,165
  @=South Street CBO Series 1999-1A A1
      7.16% 7/1/11 .................................       377,614       382,320
                                                                     -----------
    TOTAL COLLATERALIZED BOND OBLIGATIONS
      (COST $627,630) ..............................                     584,485
                                                                     -----------
    COMMERCIAL MORTGAGE-BACKED SECURITIES-0.69%
   #Meristar Commercial Mortgage Trust Series
      1999-C1 C 144A 8.29% 3/3/16 ..................     1,325,000     1,454,185
                                                                     -----------
    TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $1,477,271) ............................                   1,454,185
                                                                     -----------
    CORPORATE BONDS-92.18%
    CAPITAL GOODS - MANUFACTURING-9.15%
    Aleris International 9.00% 11/15/14 ............     1,020,000     1,060,800
    Allied Waste North America
      9.25% 9/1/12 .................................     1,555,000     1,687,174
    Anchor Glass 11.00% 2/15/13 ....................     1,320,000     1,036,200
    Armor Holdings 8.25% 8/15/13 ...................     1,580,000     1,716,275
    Casella Waste Systems 9.75% 2/1/13 .............     1,480,000     1,605,800
    Foster Wheeler 10.359% 9/15/11 .................       506,250       531,563
    Geo Subordinate 11.00% 5/15/12 .................     1,425,000     1,439,250
   #Graham Packaging 144A
      9.875% 10/15/14 ..............................     1,600,000     1,612,000
    Interline Brands 11.50% 5/15/11 ................     1,907,000     2,107,235
    Intertape Polymer 8.50% 8/1/14 .................     1,165,000     1,160,300
    IMueller Holdings 14.75% 4/15/14 ...............     2,020,000     1,484,700
   #Park-Ohio Industries 144A
      8.375% 11/15/14 ..............................       675,000       605,813
    Pliant 11.125% 9/1/09 ..........................     1,225,000     1,200,500
    Radnor Holdings
     o9.891% 4/15/09 ...............................       645,000       642,581
      11.00% 3/15/10 ...............................       420,000       288,750
    Trimas 9.875% 6/15/12 ..........................     1,270,000     1,073,150
                                                                     -----------
                                                                      19,252,091
                                                                     -----------
    CHEMICALS-3.62%
   #Huntsman International 144A
      7.375% 1/1/15 ................................     1,375,000     1,364,687
    Lyondell Chemical 9.875% 5/1/07 ................       144,000       148,320
    Nalco Holdings 8.875% 11/15/13 .................     1,010,000     1,088,275
    Rhodia
      8.875% 6/1/11 ................................     1,315,000     1,272,263
      10.25% 6/1/10 ................................       785,000       845,838
  ++Solutia 6.72% 10/15/37 .........................     2,455,000     2,040,718
    Witco
      6.875% 2/1/26 ................................       700,000       700,000
      7.75% 4/1/23 .................................       150,000       152,250
                                                                     -----------
                                                                       7,612,351
                                                                     -----------
    CONSUMER CYCLICAL-7.90%
    Accuride 8.50% 2/1/15 ..........................     1,395,000     1,370,588
    Advanced Accessory Systems
      10.75% 6/15/11 ...............................       665,000       538,650
  ++Avado Brands 9.75% 6/1/06 ......................       300,000        28,500
   #Carrols 144A 9.00% 1/15/13 .....................     1,200,000     1,221,000

                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                      (U.S. $)         (U.S. $)
  CORPORATE BONDS (CONTINUED)
  CONSUMER CYCLICAL (CONTINUED)
 #Commercial Vehicle 144A
    8.00% 7/1/13 .............................      $   415,000      $   424,338
 #Compression Polymers 144A
    10.50% 7/1/13 ............................          600,000          611,250
  Dana 5.85% 1/15/15 .........................          630,000          557,550
  Denny's 10.00% 10/1/12 .....................        1,490,000        1,557,049
  Gaylord Entertainment
    6.75% 11/15/14 ...........................          850,000          835,125
 #Goodyear Tire 144A 9.00% 7/1/15 ............          205,000          202,438
  Interface 10.375% 2/1/10 ...................        1,130,000        1,248,650
  Landry's Restaurant
    7.50% 12/15/14 ...........................        1,560,000        1,517,100
 #Metaldyne 144A 10.00% 11/1/13 ..............          750,000          618,750
  Nortek 8.50% 9/1/14 ........................          535,000          500,225
  O'Charleys 9.00% 11/1/13 ...................        1,535,000        1,665,474
  Perkins Family Restaurants
    10.125% 12/15/07 .........................          625,000          634,375
  Royal Caribbean Cruises
    7.25% 3/15/18 ............................        1,050,000        1,160,250
  ITown Sports International
    11.00% 2/1/14 ............................        1,145,000          695,588
 #Uno Restaurant 144A
    10.00% 2/15/11 ...........................          995,000          950,225
++Venture Holdings 12.00% 6/1/09 .............          790,000              988
  Visteon 8.25% 8/1/10 .......................          300,000          279,000
                                                                     -----------
                                                                      16,617,113
                                                                     -----------
  CONSUMER NON-CYCLICAL-6.88%
 #Chiquita Brands 144A
    8.875% 12/1/15 ...........................          950,000          947,625
 #Commonwealth Brands 144A
    9.75% 4/15/08 ............................           75,000           79,313
    10.625% 9/1/08 ...........................        1,350,000        1,427,625
  Constellation Brands
    8.125% 1/15/12 ...........................          800,000          860,000
  Corrections Corporation of America
    7.50% 5/1/11 .............................        1,535,000        1,605,993
  Cott Beverages 8.00% 12/15/11 ..............        1,140,000        1,228,350
  Great Atlantic & Pacific Tea
    7.75% 4/15/07 ............................          985,000        1,012,088
 #Knowledge Learn 144A
    7.75% 2/1/15 .............................        1,035,000          993,600
 #Le-Natures 144A 10.00% 6/15/13 .............        1,850,000        1,951,749
 National Beef Packing
    10.50% 8/1/11 ............................        1,055,000        1,010,163
  Pilgrim's Pride 9.625% 9/15/11 .............          925,000        1,015,188
  Pinnacle Foods 8.25% 12/1/13 ...............          880,000          792,000
  Smithfield Foods 7.00% 8/1/11 ..............          345,000          364,838
  True Temper Sports
    8.375% 9/15/11 ...........................        1,280,000        1,193,600
                                                                     -----------
                                                                      14,482,132
                                                                     -----------
  ENERGY-7.13%
  Bluewater Finance 10.25% 2/15/12 ...........          975,000        1,048,125
 #Chesapeake Energy 144A
    6.625% 1/15/16 ...........................          625,000          648,438
  CMS Energy 9.875% 10/15/07 .................        1,150,000        1,259,250

                                                             High Yield Series-3

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                      (U.S. $)         (U.S. $)
  CORPORATE BONDS (CONTINUED)
  ENERGY (CONTINUED)
 #Dynegy Holdings 144A
    10.125% 7/15/13 ..........................      $ 2,315,000      $ 2,627,524
  El Paso Natural Gas 7.625% 8/1/10 ..........          500,000          530,350
  El Paso Production Holding
    7.75% 6/1/13 .............................        1,255,000        1,345,988
@#Geophysique 144A 7.50% 5/15/15 .............          475,000          497,563
 #Hilcorp Energy 144A 10.50% 9/1/10 ..........        1,150,000        1,276,500
 #Inergy Finance 144A
    6.875% 12/15/14 ..........................          800,000          782,000
  Midland Funding II 11.75% 7/23/05 ..........          170,354          170,863
 #Ocean Rig Norway 144A
    8.375% 7/1/13 ............................          475,000          483,313
  Petroleum Geo-Services
    8.00% 11/5/06 ............................          148,079          151,411
    10.00% 11/5/10 ...........................        1,609,712        1,810,925
 oSecunda International
    11.141% 9/1/12 ...........................          865,000          847,700
  Tennessee Gas Pipeline
    8.375% 6/15/32 ...........................          600,000          709,015
  Whiting Petro 7.25% 5/1/13 .................          795,000          814,875
                                                                     -----------
                                                                      15,003,840
                                                                     -----------
  FINANCE-3.15%
 #America Real Estate Partners 144A
    7.125% 2/15/13 ...........................        1,175,000        1,157,375
  BF Saul REIT 7.50% 3/1/14 ..................          600,000          624,000
  E Trade Financial 8.00% 6/15/11 ............        1,840,000        1,945,800
  LaBranche & Company
    11.00% 5/15/12 ...........................        1,215,000        1,318,275
  Tanger Properties 9.125% 2/15/08 ...........        1,455,000        1,585,950
                                                                     -----------
                                                                       6,631,400
                                                                     -----------
  FOREST/PAPER PRODUCTS-9.99%
  Abitibi-Consolidated 6.95% 12/15/06 ........        1,165,000        1,185,388
 #Boise Cascade 144A
    7.125% 10/15/14 ..........................        1,125,000        1,110,938
  Bowater 9.50% 10/15/12 .....................        2,350,000        2,620,249
  Fort James 7.75% 11/15/23 ..................        2,280,000        2,621,999
  MDP Acquisitions 9.625% 10/1/12 ............        1,585,000        1,592,925
 #NewPage 144A 10.00% 5/1/12 .................          825,000          831,188
  Norske Skog Canada
    8.625% 6/15/11 ...........................        2,100,000        2,176,125
 #Port Townsend Paper 144A
    12.00% 4/15/11 ...........................        1,690,000        1,521,000
  Potlatch 12.50% 12/1/09 ....................        1,200,000        1,496,861
  Smurfit Capital Funding
    7.50% 11/20/25 ...........................        1,825,000        1,724,625
  Stone Container 9.75% 2/1/11 ...............        1,960,000        2,082,500
  Tembec Industries 8.625% 6/30/09 ...........        2,495,000        2,045,900
                                                                     -----------
                                                                      21,009,698
                                                                     -----------
  GAMING-4.99%
  Ameristar Casinos 10.75% 2/15/09 ...........        2,035,000        2,223,238
  Boyd Gaming 9.25% 8/1/09 ...................        1,365,000        1,440,075
  Mandalay Resort Group
    10.25% 8/1/07 ............................          440,000          486,200
  MGM MIRAGE 9.75% 6/1/07 ....................          950,000        1,034,313
  Penn National Gaming
    8.875% 3/15/10 ...........................        3,000,000        3,224,999

                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                      (U.S. $)         (U.S. $)
  CORPORATE BONDS (CONTINUED)
  GAMING (CONTINUED)
  Wheeling Island Gaming
    10.125% 12/15/09 ...........................     $ 1,960,000     $ 2,087,400
                                                                     -----------
                                                                      10,496,225
                                                                     -----------
  HEALTHCARE-3.39%
  NDCHealth 10.50% 12/1/12 .....................       1,640,000       1,750,700
  US Oncology 10.75% 8/15/14 ...................       1,925,000       2,107,875
  Vanguard Health 9.00% 10/1/14 ................       1,775,000       1,925,875
 #Warner Chilcott 144A 8.75% 2/1/15 ............       1,375,000       1,344,063
                                                                     -----------
                                                                       7,128,513
                                                                     -----------
  MEDIA-11.44%
  American Media Operation
    10.25% 5/1/09 ..............................         650,000         653,250
  Cenveo 9.625% 3/15/12 ........................         660,000         716,100
 #Charter Communications 144A
    5.875% 11/16/09 ............................         655,000         423,294
  Charter Communications Holdings
    10.75% 10/1/09 .............................       5,300,000       4,120,749
  CSC Holdings
    8.125% 8/15/09 .............................         310,000         315,425
    10.50% 5/15/16 .............................       2,605,000       2,813,400
  Dex Media West 9.875% 8/15/13 ................         325,000         372,125
  Insight Midwest 10.50% 11/1/10 ...............       3,170,000       3,376,049
  Lodgenet Entertainment
    9.50% 6/15/13 ..............................       1,820,000       1,992,900
  Mediacom Broadband
    11.00% 7/15/13 .............................       1,025,000       1,114,688
  Mediacom Capital 9.50% 1/15/13 ...............       1,010,000       1,012,525
  Nextmedia Operating 10.75% 7/1/11 ............       1,930,000       2,106,113
  Rogers Cablesystems 11.00% 12/1/15 ...........         955,000       1,036,175
  Sheridan Acquisition 10.25% 8/15/11 ..........         625,000         652,344
  Warner Music Group 7.375% 4/15/14 ............       1,240,000       1,258,600
  XM Satellite Radio
    12.00% 6/15/10 .............................       1,125,000       1,271,250
    14.00% 3/15/10 .............................         775,000         837,000
                                                                     -----------
                                                                      24,071,987
                                                                     -----------
  METALS/MINING/STEEL-0.64%
 #Novelis 144A 7.25% 2/15/15 ...................       1,325,000       1,336,594
                                                                     -----------
                                                                       1,336,594
                                                                     -----------
  RETAIL-0.47%
  Adesa 7.625% 6/15/12 .........................         975,000         994,500
                                                                     -----------
                                                                         994,500
                                                                     -----------
  TECHNOLOGY-2.19%
 #Magnachip Semiconductor 144A
    8.00% 12/15/14 .............................       1,400,000       1,351,000
  Sanmina-SCI 10.375% 1/15/10 ..................       1,415,000       1,577,725
 #Telcordia Technologies 144A
    10.00% 3/15/13 .............................       1,800,000       1,692,000
                                                                     -----------
                                                                       4,620,725
                                                                     -----------
  TELECOMMUNICATIONS-10.55%
  Alaska Communications Systems Holdings
    9.875% 8/15/11 .............................       1,198,000       1,275,870
++Allegiance Telecom 11.75% 2/15/08 ............         550,000         159,500
  American Cellular 10.00% 8/1/11 ..............         765,000         780,300
  American Tower 7.125% 10/15/12 ...............         720,000         765,000
  Centennial Cellular Operating
    10.125% 6/15/13 ............................       1,025,000       1,163,375

                                                             High Yield Series-4

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                        (U.S. $)      (U.S. $)
  CORPORATE BONDS (CONTINUED)
  TELECOMMUNICATIONS (CONTINUED)
  Cincinnati Bell 8.375% 1/15/14 .................    $ 1,925,000    $ 1,982,750
  IInmarsat Finance 10.375% 11/15/12 .............      1,850,000      1,461,500
  iPCS 11.50% 5/1/12 .............................        875,000        980,000
 #Iwo Escrow 144A
   o6.891% 1/15/12 ...............................        250,000        249,375
   I10.75% 1/15/15 ...............................        225,000        148,500
  MCI
    6.908% 5/1/07 ................................        690,000        701,213
    7.688% 5/1/09 ................................      1,440,000      1,503,000
  Nextel Communications
    5.95% 3/15/14 ................................      2,000,000      2,087,499
  IPanamsat Holding 10.375% 11/1/14 ..............      1,600,000      1,108,000
 #Qwest 144A
   o6.671% 6/15/13 ...............................      1,100,000      1,131,625
    7.875% 9/1/11 ................................        350,000        366,625
  Qwest Service 13.50% 12/15/10 ..................      1,650,000      1,914,000
  Rural Cellular
    9.625% 5/15/08 ...............................        825,000        800,250
    9.875% 2/1/10 ................................        875,000        907,813
 oUS LEC 11.89% 10/1/09 ..........................        665,000        691,600
  US Unwired 10.00% 6/15/12 ......................        700,000        782,250
 #Valor Telecom Enterprises 144A
    7.75% 2/15/15 ................................      1,260,000      1,244,250
                                                                     -----------
                                                                      22,204,295
                                                                     -----------
  TEXTILE & APPAREL-0.61%
  Warnaco 8.875% 6/15/13 .........................      1,150,000      1,276,500
                                                                     -----------
                                                                       1,276,500
                                                                     -----------
  TRANSPORTATION-4.22%
I#H-Lines Finance Holding 144A
    11.00% 4/1/13 ................................      2,295,000      1,778,624
 #Horizon Lines 144A 9.00% 11/1/12 ...............        875,000        920,938
  Kansas City Southern Railway
    9.50% 10/1/08 ................................      1,425,000      1,560,375
  OMI 7.625% 12/1/13 .............................      1,600,000      1,602,000
  Seabulk International 9.50% 8/15/13 ............        850,000        959,438
  Stena 9.625% 12/1/12 ...........................      1,225,000      1,341,375
  Ultrapetrol 9.00% 11/24/14 .....................        800,000        712,000
                                                                     -----------
                                                                       8,874,750
                                                                     -----------
  UTILITIES-5.86%
 #Allegheny Energy Supply Statutory Trust 2001
    Series B 144A 13.00% 11/15/07 ................        175,000        194,031
  Avista 9.75% 6/1/08 ............................        725,000        822,256
  Calpine
    7.625% 4/15/06 ...............................        375,000        353,438
    8.25% 8/15/05 ................................        870,000        868,913
    10.50% 5/15/06 ...............................        525,000        506,625
o#Calpine 144A 8.891% 7/15/07 ....................      1,164,263      1,001,266
  Elwood Energy 8.159% 7/5/26 ....................        701,448        794,390
  Midwest Generation
    8.30% 7/2/09 .................................      1,325,000      1,404,500
    8.75% 5/1/34 .................................      1,500,000      1,687,499
++Mirant Americas Generation
    7.625% 5/1/06 ................................        950,000      1,104,375

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                       (U.S. $)        (U.S. $)
   CORPORATE BONDS (CONTINUED)
   UTILITIES (CONTINUED)
  #NRG Energy 144A 8.00% 12/15/13 ..............    $    973,000    $  1,031,380
   Orion Power Holdings
     12.00% 5/1/10 .............................         600,000         721,500
   PSE&G Energy Holdings
     7.75% 4/16/07 .............................         500,000         518,750
   Reliant Energy 9.50% 7/15/13 ................         625,000         696,875
  #Tenaska Alabama 144A 7.00% 6/30/21 ..........         500,000         508,750
  #Texas Genco 144A 6.875% 12/15/14 ............         110,000         116,325
++#USGen New England 144A
     7.459% 1/2/15 .............................         475,000           4,750
                                                                    ------------
                                                                      12,335,623
                                                                    ------------
   TOTAL CORPORATE BONDS
    (COST $193,319,228) ........................                     193,948,337
                                                                    ------------
   CONVERTIBLE BONDS-0.22%
 ++Mirant 2.50% 6/15/21 ........................         600,000         471,750
                                                                    ------------
   TOTAL CONVERTIBLE BONDS
    (COST $451,563) ............................                         471,750
                                                                    ------------
   EMERGING MARKET BONDS-3.35%
   Republic of El Salvador
     7.65% 6/15/35 .............................       1,700,000       1,704,250
  #Kazkommerts International 144A
     7.00% 11/3/09 .............................         650,000         664,625
   Naftogaz Ukrainy 8.125% 9/30/09 .............       1,500,000       1,585,950
   Siberian Oil 10.75% 1/15/09 .................       1,815,000       2,039,697
   Venezuela Government International Bond
     9.375% 1/13/34 ............................       1,000,000       1,050,000
                                                                    ------------
   TOTAL EMERGING MARKET BONDS
    (COST $6,827,944) ..........................                       7,044,522
                                                                    ------------

                                                        NUMBER OF
                                                         SHARES
   COMMON STOCK-0.33%
  +Foster Wheeler ..............................          20,666         406,291
  +Petroleum Geo-Services ADR ..................           2,484          58,796
  +XM Satellite Radio Holdings Class A .........           6,750         227,205
                                                                    ------------
   TOTAL COMMON STOCK
     (COST $244,872) ...........................                         692,292
                                                                    ------------
   PREFERRED STOCK-0.20%
   Alamosa Delaware 7.50% ......................             425         423,672
                                                                    ------------
   TOTAL PREFERRED STOCK
     (COST $244,380) ...........................                         423,672
                                                                    ------------
   WARRANTS-0.00%
 +#Horizon PCS 144A, exercise price $5.88,
     expiration date 10/1/10 ...................           1,050               0
 +#Solutia144A, exercise price $7.59,
     expiration date 7/15/09 ...................             850               0
                                                                    ------------
   TOTAL WARRANTS
     (COST $144,354) ...........................                               0
                                                                    ------------

                                                             High Yield Series-5

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                       (U.S. $)        (U.S. $)
   REPURCHASE AGREEMENTS-0.79%
   With BNP Paribas 2.70% 7/1/05
      (dated 6/30/05, to be repurchased at
      $1,038,078, collateralized by $99,000
      U.S. Treasury Bills due 7/7/05,
      market value $98,863, $192,000
      U.S. Treasury Bills due 8/18/05,
      market value $191,524, $102,000
      U.S. Treasury Bills due 9/15/05,
      market value $101,649, $433,000
      U.S. Treasury Bills due 12/29/05,
      market value $426,304, $64,000
      U.S. Treasury Notes 1.875% due 1/31/06,
      market value $63,508, $29,000
      U.S. Treasury Notes 2.00% due 5/15/06,
      market value $28,593, $101,000
      U.S. Treasury Notes 3.375% due 2/15/08,
      market value $101,964 and $46,000
      U.S. Treasury Notes 3.50% due 11/15/06,
      market value $46,379) ......................     $1,038,000    $1,038,000

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                       (U.S. $)        (U.S. $)
   REPURCHASE AGREEMENTS (CONTINUED)
    With UBS Warburg 2.70% 7/1/05
      (dated 6/30/05, to be repurchased at
      $621,047, collateralized by $217,000
      U.S. Treasury Bills due 10/13/05,
      market value $214,712, $57,000
      U.S. Treasury Bills due 12/22/05,
      market value $56,490 and $361,000
      U.S. Treasury Notes 2.00% due 8/31/05,
      market value $362,799)                          $   621,000    $  621,000
                                                                     ----------
    TOTAL REPURCHASE AGREEMENTS
      (COST $1,659,000)                                               1,659,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-98.04% (COST $204,996,242)........................................................   206,278,243

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.96%..............................................................     4,124,020
                                                                                                                     ------------
NET ASSETS APPLICABLE TO 36,427,906 SHARES OUTSTANDING-100.00%.....................................................  $210,402,263
                                                                                                                     ============

NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($64,250,409 / 11,117,223 SHARES)....................         $5.78
                                                                                                                            =====
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($146,151,854 / 25,310,683 SHARES)....................         $5.77
                                                                                                                            =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par).....................................................  $245,821,984
Undistributed net investment income................................................................................     7,628,917
Accumulated net realized loss on investments.......................................................................   (44,330,639)
Net unrealized appreciation of investments.........................................................................     1,282,001
                                                                                                                     ------------
Total net assets...................................................................................................  $210,402,263
                                                                                                                     ============

 +Non-income producing security for the period ended June 30, 2005.
 IStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
 #Securities exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 7 in "Notes to Financial Statements."
 oVariable rate notes. The interest rate shown is the rate as of June 30, 2005. ++Non-income producing security. Security is currently in default.
 =Security is being fair valued in accordance with the Series' fair valuation policy. See Note 1 in "Notes to Financial Statements." At June 30, 2005, two securities were fair valued which represented 0.28% of the Series' net assets.
 @Illiquid security. See Note 7 in "Notes to Financial Statements." At June 30,
  2005, 3 securities were deemed illiquid which represented 0.51% of the Series' net assets.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

                             See accompanying notes

                                                             High Yield Series-6

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:
Interest .....................................................      $ 7,911,997
Dividends ....................................................            9,288
                                                                    -----------
                                                                      7,921,285
                                                                    -----------

EXPENSES:
Management fees ..............................................          645,991
Distribution expenses - Service Class ........................          204,794
Accounting and administration expenses .......................           32,677
Reports and statements to shareholders .......................           15,804
Legal and professional fees ..................................           15,050
Dividend disbursing and transfer agent fees
   and expenses ..............................................            9,974
Insurance fees ...............................................            5,395
Custodian fees ...............................................            5,348
Trustees' fees ...............................................            4,848
Registration fees ............................................            3,895
Pricing fees .................................................            3,025
Taxes (other than on income) .................................              383
Other ........................................................            3,874
                                                                    -----------
                                                                        951,058
Less waiver of distribution expenses - Service Class .........          (34,133)
                                                                    -----------
Total expenses ...............................................          916,925
                                                                    -----------

NET INVESTMENT INCOME ........................................        7,004,360
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .............................        1,596,970
Net change in unrealized appreciation/
   depreciation of investments ...............................       (5,976,219)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ............................................       (4,379,249)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................      $ 2,625,111
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED
                                                       6/30/05      YEAR ENDED
                                                     (UNAUDITED)     12/31/04
                                                     ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...............................$  7,004,360  $ 12,130,678
Net realized gain on investments and
   foreign currencies ...............................   1,596,970     7,797,749
Net change in unrealized appreciation/
   depreciation of investments
   and foreign currencies ...........................  (5,976,219)    2,193,094
                                                     ------------  ------------
Net increase in net assets resulting
   from operations ..................................   2,625,111    22,121,521
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...................................  (4,250,072)   (4,179,178)
   Service Class ....................................  (8,789,319)   (4,714,327)
                                                     ------------  ------------
                                                      (13,039,391)   (8,893,505)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...................................  16,535,394    17,668,533
   Service Class ....................................  31,409,356    87,285,340
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...................................   4,250,072     4,179,178
   Service Class ....................................   8,789,319     4,714,327
                                                     ------------  ------------
                                                       60,984,141   113,847,378
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ................................... (18,616,493)  (31,912,493)
   Service Class .................................... (17,951,927)  (38,118,308)
                                                     ------------  ------------
                                                      (36,568,420)  (70,030,801)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions .......................  24,415,721    43,816,577
                                                     ------------  ------------
NET INCREASE IN NET ASSETS ..........................  14,001,441    57,044,593
NET ASSETS:
Beginning of period ................................. 196,400,822   139,356,229
                                                     ------------  ------------
End of period (including undistributed
   net investment income of $7,628,917
   and $13,016,988, respectively) ...................$210,402,263  $196,400,822
                                                     ============  ============

                             See accompanying notes

                                                             High Yield Series-7

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                            (UNAUDITED)   12/31/04     12/31/03    12/31/02   12/31/01(2)   12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .......................   $6.110      $5.690       $4.790      $5.220       $6.000      $7.420

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................    0.210       0.437        0.489       0.517        0.586       0.722
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................   (0.133)      0.332        0.804      (0.413)      (0.821)     (1.896)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ...........................    0.077       0.769        1.293       0.104       (0.235)     (1.174)
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.407)     (0.349)      (0.393)     (0.534)      (0.545)     (0.246)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions ..........................   (0.407)     (0.349)      (0.393)     (0.534)      (0.545)     (0.246)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period .............................   $5.780      $6.110       $5.690      $4.790       $5.220      $6.000
                                                               ======      ======       ======      ======       ======      ======

Total return(4).............................................    1.31%      14.25%       28.74%       1.84%       (4.10%)    (16.26%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $64,250     $65,418      $71,061     $48,089      $51,459     $59,441
Ratio of expenses to average net assets ....................    0.75%       0.75%        0.77%       0.78%        0.79%       0.77%
Ratio of net investment income to average net assets .......    7.22%       7.66%        9.33%      10.96%       10.82%      10.80%
Portfolio turnover .........................................     195%        429%         716%        587%         557%        226%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                             High Yield Series-8

DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                                                       5/1/00(3)
                                                             6/30/05(1)                           YEAR ENDED                   TO
                                                            (UNAUDITED)   12/31/04     12/31/03    12/31/02   12/31/01(2)   12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .....................     $6.100      $5.680       $4.780      $5.220       $6.000      $6.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4) .................................      0.203       0.423        0.477       0.510        0.578       0.474
Net realized and unrealized gain (loss)
   on investments and foreign currencies .................     (0.140)      0.334        0.809      (0.424)      (0.818)     (1.164)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations .........................      0.063       0.757        1.286       0.086       (0.240)     (0.690)
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................     (0.393)     (0.337)      (0.386)     (0.526)      (0.540)          -
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.393)     (0.337)      (0.386)     (0.526)      (0.540)          -
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period ...........................     $5.770      $6.100       $5.680      $4.780       $5.220      $6.000
                                                               ======      ======       ======      ======       ======      ======

Total return(5) ..........................................      1.24%      14.02%       28.61%       1.65%       (4.38%)    (10.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $146,152    $130,983      $68,295     $13,529       $5,715        $850
Ratio of expenses to average net assets ..................      1.00%       1.00%        0.99%       0.93%        0.94%       0.93%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      1.05%       1.05%        1.02%       0.93%        0.94%       0.93%
Ratio of net investment income to average net assets .....      6.97%       7.41%        9.11%      10.81%       10.67%      11.00%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ....      6.92%       7.36%        9.08%      10.81%       10.67%      11.00%
Portfolio turnover .......................................       195%        429%         716%        587%         557%        226%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                             High Yield Series-9

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2005.

                                                            High Yield Series-10

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,
     INVESTMENT                   TRANSFER AGENT,                   OTHER
     MANAGEMENT            ACCOUNTING AND ADMINISTRATION           EXPENSES
   FEE PAYABLE TO            FEES AND OTHER EXPENSES            PAYABLE TO DMC
       DMC                        PAYABLE TO DSC               AND AFFILIATES*
   --------------          -----------------------------       ---------------
     $111,286                         $8,660                      $31,459

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $5,367 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ...................   $209,006,633
Sales .......................    181,411,272

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE          AGGREGATE
     COST OF            UNREALIZED         UNREALIZED         NET UNREALIZED
   INVESTMENTS         APPRECIATION       DEPRECIATION         APPRECIATION
   -----------         ------------       ------------         ------------
   $205,609,417         $5,057,184        $(4,388,358)           $668,826

                                                            High Yield Series-11

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                              SIX MONTHS           YEAR
                                                ENDED              ENDED
                                               6/30/05*           12/31/04
                                              ----------          --------
Ordinary income ..........................    $13,039,391        $8,893,505

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..................  $245,821,984
Undistributed ordinary income ..................     7,628,917
Capital loss carryforwards .....................   (43,717,464)
Unrealized appreciation of investments .........       668,826
                                                  ------------
Net assets .....................................  $210,402,263
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED              ACCUMULATED
                          NET                    NET REALIZED
                    INVESTMENT INCOME            GAIN (LOSS)
                    -----------------            ------------
                       $646,960                   $(646,960)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $22,203,663 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

For the six months ended June 30, 2005, the Series had capital gains of $1,138,124 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                   SIX MONTHS       YEAR
                                                     ENDED          ENDED
                                                    6/30/05        12/31/04
                                                    -------        --------
Shares sold:
   Standard Class ...............................   2,817,900       3,097,708
   Service Class ................................   5,342,291      15,311,037

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...............................     740,431         765,417
   Service Class ................................   1,531,240         863,430
                                                   ----------      ----------
                                                   10,431,862      20,037,592
                                                   ----------      ----------
Shares repurchased:
   Standard Class ...............................  (3,147,503)     (5,642,248)
   Service Class ................................  (3,040,928)     (6,714,717)
                                                   ----------      ----------
                                                   (6,188,431)    (12,356,965)
                                                   ----------      ----------
Net increase ....................................   4,243,431       7,680,627
                                                   ==========      ==========

                                                            High Yield Series-12

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 19.53% of total net assets. Rule 144A securities comprising 0.51% of total net assets have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.


                                                            High Yield Series-13

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. COUNTRY ALLOCATION
As of June 30, 2005, the Series' investment in securities classified by country of origin were as follows:

                                                      PERCENTAGE OF NET  ASSETS
                                                      -------------------------
Bahamas ............................................            0.34%
Canada .............................................            4.10%
Cayman Islands .....................................            0.78%
El Salvador ........................................            0.81%
France .............................................            1.24%
Germany ............................................            0.97%
Ireland ............................................            1.58%
Korea ..............................................            0.64%
Liberia ............................................            0.55%
Marshall Island ....................................            0.76%
Netherlands ........................................            0.32%
Norway .............................................            1.19%
Sweden .............................................            0.64%
Ukraine ............................................            0.75%
United Kingdom .....................................            0.69%
United States ......................................           82.18%
Venezuela ..........................................            0.50%
                                                               ------
                                                               98.04%
                                                               ======

================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                            High Yield Series-14

DELAWARE VIP HIGH YIELD SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows: 1. To elect a Board of Trustees for the Trust.

                                                 SHARES VOTED
                                     SHARES        WITHHELD
                                    VOTED FOR      AUTHORITY
                                    ---------    ------------
Thomas L. Bennett                  195,857,735     7,726,247
Jude T. Driscoll                   195,386,639     8,197,343
John A. Fry                        195,459,215     8,124,767
Anthony D. Knerr                   195,374,740     8,209,242
Lucinda S. Landreth                195,805,295     7,778,687
Ann R. Leven                       195,355,426     8,228,556
Thomas F. Madison                  195,231,994     8,351,988
Janet L. Yeomans                   195,442,425     8,141,556
J. Richard Zecher                  195,743,129     7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                      FOR           AGAINST         ABSTAIN
                                   ----------      ---------       ---------
VIP Balanced                        3,024,319        247,931         162,464
VIP Capital Reserves                2,214,642        284,537         123,771
VIP Cash Reserve                   24,386,841      2,137,713       4,143,088
VIP Diversified Income              4,942,477        197,280         405,665
VIP Emerging Markets                2,389,387         64,565          69,846
VIP Global Bond                     4,860,226        952,515         513,997
VIP Growth Opportunities            3,976,290        379,092         222,082
VIP High Yield                     26,138,105      1,728,077       3,659,600
VIP International Value Equity      5,833,921        640,308         361,249
VIP REIT                           32,987,415      3,440,209       2,461,657
VIP Select Growth                   2,589,787        355,194         121,086
VIP Small Cap Value                18,214,765      2,031,679       2,072,088
VIP Trend                          16,000,639      2,149,514       1,532,858
VIP U.S. Growth                     6,166,016        404,788         368,892
VIP Value                          15,502,142      1,842,020       1,283,116

BOARD CONSIDERATION OF HIGH YIELD SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP High Yield Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                            High Yield Series-15

DELAWARE VIP HIGH YIELD SERIES
BOARD CONSIDERATION OF HIGH YIELD SERIES INVESTMENT ADVISORY AGREEMENT
(CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Series' total return for the five and 10 year periods was in the third and fourth quartile, respectively. The Board noted that the Series' performance results were mixed. However, given the strong recent returns, which were achieved by the current portfolio manager, the Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                            High Yield Series-16

DELAWARE VIP HIGH YIELD SERIES
BOARD CONSIDERATION OF HIGH YIELD SERIES INVESTMENT ADVISORY AGREEMENT
(CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                            High Yield Series-17

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                 EXPENSES
                                                           BEGINNING    ENDING                  PAID DURING
                                                            ACCOUNT     ACCOUNT     ANNUALIZED    PERIOD
                                                             VALUE       VALUE       EXPENSE    1/1/05 TO
                                                            1/1/05      6/30/05      RATIOS      6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,008.60       1.01%      $5.03
Service Class                                               1,000.00    1,008.10       1.26%       6.27
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,019.79       1.01%      $5.06
Service Class                                               1,000.00    1,018.55       1.26%       6.31
-----------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                    International Value Equity-1

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SECTOR/COUNTRY ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
COUNTRY                                                   OF NET ASSETS
-----------------------------------------------------------------------
COMMON STOCK                                                   99.09%
-----------------------------------------------------------------------
Australia                                                      11.23%
Belgium                                                         3.36%
Finland                                                         1.49%
France                                                          7.46%
Germany                                                         7.08%
Hong Kong                                                       2.82%
Italy                                                           3.27%
Japan                                                          15.68%
Netherlands                                                     7.80%
New Zealand                                                     2.01%
Republic of Korea                                               1.28%
Singapore                                                       2.07%
South Africa                                                    1.37%
Spain                                                           7.18%
Taiwan                                                          0.04%
United Kingdom                                                 24.95%
-----------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  15.17%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              114.26%
-----------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (15.17%)
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.91%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------


                                                    International Value Equity-2

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS
June 30, 2005

                                                       NUMBER          MARKET
                                                     OF SHARES         VALUE
                                                                      (U.S. $)
 COMMON STOCK-99.09%?
 AUSTRALIA-11.23%
*Amcor .....................................           440,379       $ 2,240,804
 Coles Myer ................................           363,518         2,556,852
 Foster's Group ............................         1,061,385         4,292,144
*National Australia Bank ...................           202,815         4,741,936
 Telstra ...................................           866,592         3,335,081
 Wesfarmers ................................             8,266           250,529
                                                                     -----------
                                                                      17,417,346
                                                                     -----------
 BELGIUM-3.36%
*Electrabel ................................             4,278         1,867,609
 Fortis Group ..............................           120,799         3,341,518
                                                                     -----------
                                                                       5,209,127
                                                                     -----------
 FINLAND-1.49%
 UPM-Kymmene ...............................           120,276         2,302,011
                                                                     -----------
                                                                       2,302,011
                                                                     -----------
 FRANCE-7.46%
*Cie de Saint-Gobain .......................            55,400         3,064,350
*Societe Generale ..........................            36,086         3,659,236
 Total .....................................            20,691         4,841,608
                                                                     -----------
                                                                      11,565,194
                                                                     -----------
 GERMANY-7.08%
 Bayer .....................................            99,706         3,317,445
+Bayerische Hypo-und Vereinsbank ...........           104,522         2,709,985
 RWE .......................................            77,085         4,951,915
                                                                     -----------
                                                                      10,979,345
                                                                     -----------
 HONG KONG-2.82%
 Hong Kong Electric Holdings ...............           461,500         2,104,345
 Wharf Holdings ............................           649,285         2,271,537
                                                                     -----------
                                                                       4,375,882
                                                                     -----------
 ITALY-3.27%
 Banca Intesa ..............................         1,111,791         5,075,504
                                                                     -----------
                                                                       5,075,504
                                                                     -----------
 JAPAN-15.68%
*Canon .....................................            72,100         3,779,260
*Eisai .....................................            51,700         1,732,044
 Hitachi ...................................           330,000         1,995,379
 KDDI ......................................               623         2,875,460
 Matsushita Electric Industrial ............           170,000         2,569,439
 Millea Holdings ...........................               113         1,515,530
 Takeda Pharmaceutical .....................            98,700         4,880,722
 Toyota Motor ..............................           106,300         3,793,572
 West Japan Railway ........................               341         1,166,264
                                                                     -----------
                                                                      24,307,670
                                                                     -----------
 NETHERLANDS-7.80%
 ING Groep .................................           152,999         4,300,377
 Reed Elsevier .............................           216,574         3,013,687
*Royal Dutch Petroleum .....................            73,531         4,780,170
                                                                     -----------
                                                                      12,094,234
                                                                     -----------
                                                         NUMBER        MARKET
                                                       OF SHARES       VALUE
                                                                      (U.S. $)
 COMMON STOCK (CONTINUED)
 NEW ZEALAND-2.01%
*Telecom Corporation of New Zealand ............         743,222    $  3,109,439
                                                                    ------------
                                                                       3,109,439
                                                                    ------------
 REPUBLIC OF KOREA-1.28%
 POSCO ADR .....................................          44,971       1,977,375
                                                                    ------------
                                                                       1,977,375
                                                                    ------------
 SINGAPORE-2.07%
 Jardine Matheson Holdings .....................          81,022       1,430,959
 Oversea-Chinese Banking .......................         258,000       1,771,808
                                                                    ------------
                                                                       3,202,767
                                                                    ------------
 SOUTH AFRICA-1.37%
 Sasol .........................................          78,229       2,115,763
                                                                    ------------
                                                                       2,115,763
                                                                    ------------
 SPAIN-7.18%
 Banco Santander Central
 Hispanoamericano ..............................         250,909       2,904,809
*Iberdrola .....................................         151,941       4,001,177
*Telefonica ....................................         259,418       4,232,044
                                                                    ------------
                                                                      11,138,030
                                                                    ------------
 TAIWAN-0.04%
 Chunghwa Telecom ADR ..........................           3,100          66,433
                                                                    ------------
                                                                          66,433
                                                                    ------------
 UNITED KINGDOM-24.95%
 Aviva .........................................         154,302       1,713,344
 BG Group ......................................         464,132       3,814,687
 BOC Group .....................................         118,025       2,119,852
 Boots Group ...................................         319,655       3,481,018
 BP ............................................         320,792       3,339,015
 Brambles Industries ...........................         408,185       2,228,371
 GKN ...........................................         353,599       1,633,030
 GlaxoSmithKline ...............................         234,106       5,661,015
 HBOS ..........................................         240,223       3,693,341
 Intercontinental Hotels .......................          57,734         726,527
 Lloyds TSB Group ..............................         428,662       3,620,061
 Mitchells & Butlers ...........................         137,763         824,734
 Rio Tinto .....................................          99,611       3,031,442
 Unilever ......................................         290,702       2,796,699
                                                                    ------------
                                                                      38,683,136
                                                                    ------------
 TOTAL COMMON STOCK
   (COST $109,921,187) .........................                     153,619,256
                                                                    ------------

 TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 99.09%
   (COST $109,921,187) .........................                     153,619,256
                                                                    ------------


                                                    International Value Equity-3

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
                                                                      (U.S. $)
SECURITIES LENDING COLLATERAL**-15.17%
SHORT-TERM INVESTMENTS
Abbey National 3.13% 1/13/06 ...................      $  511,175      $  511,382
Australia New Zealand 3.28% 7/31/06 ............         690,773         690,773
Bank of New York 3.16% 4/4/06 ..................         552,618         552,618
Bank of the West 3.11% 3/2/06 ..................         690,748         690,773
Barclays London 3.10% 7/21/05 ..................         690,816         690,782
Bayerische Landesbank 3.29% 7/31/06 ............         690,623         690,773
Bear Stearns
  3.14% 1/17/06 ................................         138,151         138,225
  3.22% 1/3/06 .................................         690,496         690,773
Beta Finance 3.33% 4/18/06 .....................         690,820         690,704
Citigroup Global Markets
  3.48% 7/1/05 .................................       6,401,547       6,401,547
  3.51% 7/7/05 .................................         773,666         773,666
Credit Swiss First Boston New York
  3.24% 4/18/06 ................................         746,035         746,035
  3.49% 12/29/05 ...............................         145,033         145,068
Deutsche Bank 3.10% 7/11/05 ....................         552,635         552,618
Goldman Sachs 3.58% 6/30/06 ....................         759,622         759,850
Lehman Holdings 3.52% 12/23/05 .................         690,753         691,187

                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
                                                                      (U.S. $)
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Marshall & Ilsley Bank 3.44% 12/29/05 ..........        $690,812      $  690,794
Merrill Lynch Mortgage Capital
  3.54% 7/12/05 ................................         690,773         690,773
Morgan Stanley
  3.34% 7/31/06 ................................         138,019         138,155
  3.62% 6/30/06 ................................          69,091          69,077
National City Bank Cleveland
  3.31% 1/23/06 ................................         787,524         787,524
Pfizer 3.12% 7/31/06 ...........................         663,142         663,142
Proctor & Gamble 3.34% 7/31/06 .................         690,773         690,773
Royal Bank of Scotland 3.24% 7/31/06 ...........         690,848         690,773
Sigma Finance 3.09% 9/30/05 ....................         649,292         649,273
Sun Trust Bank 3.27% 8/5/05 ....................         345,382         345,367
Wal-Mart Funding 3.33% 8/22/05 .................         621,133         618,152
Washington Mutual Bank 3.10% 7/8/05 ............         690,786         690,773
Wells Fargo 3.19% 7/31/06 ......................         690,773         690,773
Wilmington Trust Company
  3.25% 8/9/05 .................................         690,800         690,779
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (COST $23,522,902) ...........................                      23,522,902
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-114.26% (COST $133,444,089)....................................................    177,142,158^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(15.17%)**...................................................    (23,522,902)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.91%...........................................................      1,418,456
                                                                                                                   ------------
NET ASSETS APPLICABLE TO 8,511,887 SHARES OUTSTANDING-100.00%...................................................   $155,037,712
                                                                                                                   ============

NET ASSET VALUE - DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
   ($154,977,604 / 8,508,586 SHARES) ...........................................................................         $18.21
                                                                                                                         ======
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($60,108 / 3,301 SHARES)...........         $18.21
                                                                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)..................................................   $106,732,993
Undistributed net investment income.............................................................................      2,181,412
Accumulated net realized gain on investments....................................................................      1,551,029
Net unrealized appreciation of investments and foreign currencies...............................................     44,572,278
                                                                                                                   ------------
Total net assets................................................................................................   $155,037,712
                                                                                                                   ============

 +Non-income producing security for the period ended June 30, 2005. *Fully or partially on loan.
**See Note 8 in "Notes to Financial Statements."
 ^Includes $22,441,679 of securities loaned.
 ?Securities have been classified by country of origin. Classification by type of business has been presented in Note 11 in "Notes to Financial Statements."

  ADR - American Depositary Receipts

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1_

The following forward foreign currency exchange contract was outstanding at June 30, 2005:

                                                         VALUE OF CONTRACT                                UNREALIZED
   CONTRACT TO DELIVER          IN EXCHANGE FOR          AT JUNE 30, 2005        SETTLEMENT DATE         APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
(8,144,000) British Pounds       US$15,461,547             US$14,575,074              7/29/05              $886,473
                                                                                                           --------
                                                                                                           $886,473
                                                                                                           ========

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                    International Value Equity-4

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)


INVESTMENT INCOME:
Dividends ....................................................      $ 4,027,628
Interest .....................................................           12,976
Securities lending income ....................................           76,821
Foreign tax withheld .........................................         (315,638)
                                                                    -----------
                                                                      3,801,787
                                                                    -----------

EXPENSES:
Management fees ..............................................          672,713
Custodian fees ...............................................           35,084
Reports and statements to shareholders .......................           26,011
Accounting and administration expenses .......................           25,963
Legal and professional fees ..................................           12,444
Dividend disbursing and transfer agent fees
   and expenses ..............................................            7,941
Insurance fees ...............................................            7,892
Pricing fees .................................................            4,008
Trustees' fees ...............................................            3,918
Taxes ........................................................            3,000
Distribution expenses - Service Class ........................              109
Other ........................................................            1,869
                                                                    -----------
                                                                        800,952
Less waiver of distribution expenses - Service Class .........              (18)
                                                                    -----------
Total expenses ...............................................          800,934
                                                                    -----------

NET INVESTMENT INCOME ........................................        3,000,853
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...............................................        2,872,370
   Foreign currencies ........................................         (794,236)
                                                                    -----------
Net realized gain ............................................        2,078,134
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .....................       (3,664,620)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ........................       (1,586,486)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................      $ 1,414,367
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                         ENDED
                                                        6/30/05     YEAR ENDED
                                                      (UNAUDITED)    12/31/04
                                                      -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income .............................. $  3,000,853  $  3,826,431
Net realized gain on investments
   and foreign currencies ..........................    2,078,134     9,275,183
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ..............................   (3,664,620)   17,555,991
                                                     ------------  ------------
Net increase in net assets resulting
   from operations .................................    1,414,367    30,657,605
                                                     ------------  ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................   (2,493,989)   (4,298,294)
   Service Class ...................................         (928)       (2,810)
Net realized gain on investments:
   Standard Class ..................................   (1,825,497)            -
   Service Class ...................................         (788)            -
                                                     ------------  ------------
                                                       (4,321,202)   (4,301,104)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................    3,228,743     4,733,251
   Service Class ...................................        2,959        15,038
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ..................................    4,319,486     4,298,294
   Service Class ...................................        1,716         2,810
                                                     ------------  ------------
                                                        7,552,904     9,049,393
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ..................................  (14,209,181)  (38,637,145)
   Service Class ...................................      (38,255)      (51,400)
                                                     ------------  ------------
                                                      (14,247,436)  (38,688,545)
                                                     ------------  ------------
Decrease in net assets derived from
   capital share transactions ......................   (6,694,532)  (29,639,152)
                                                     ------------  ------------

NET DECREASE IN NET ASSETS .........................   (9,601,367)   (3,282,651)

NET ASSETS:
Beginning of period ................................  164,639,079   167,921,730
                                                     ------------  ------------
End of period (including undistributed
   net investment income of $2,181,412 and
   $2,475,852, respectively) ....................... $155,037,712  $164,639,079
                                                     ============  ===========

                             See accompanying notes

                                                    International Value Equity-5

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS

                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                          YEAR ENDED
                                                            (UNAUDITED)  12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .......................  $18.550     $15.660      $11.550     $13.900      $17.940     $18.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................    0.345       0.396        0.373       0.254        0.277       0.387
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................   (0.181)      2.920        4.355      (1.556)      (2.578)     (0.340)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.164       3.316        4.728      (1.302)      (2.301)      0.047
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.291)     (0.426)      (0.314)     (0.284)      (0.435)     (0.405)
Net realized gain on investments ...........................   (0.213)          -       (0.304)     (0.764)      (1.304)     (0.332)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.504)     (0.426)      (0.618)     (1.048)      (1.739)     (0.737)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $18.210     $18.550      $15.660     $11.550      $13.900     $17.940
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ............................................    0.86%      21.79%       43.44%     (10.40%)     (12.83%)      0.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................... $154,978    $164,544     $167,813    $142,065     $191,481    $270,167
Ratio of expenses to average net assets ....................    1.01%       0.99%        0.98%       0.98%        0.95%       0.95%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    1.01%       0.99%        0.99%       1.02%        1.01%       1.02%
Ratio of net investment income to average net assets .......    3.79%       2.46%        2.96%       1.99%        1.84%       2.24%
Ratio of net investment income to average net assets prior
    to expense limitation and expenses paid indirectly .....    3.79%       2.46%        2.95%       1.95%        1.78%       2.17%
Portfolio turnover .........................................       4%         10%          11%         13%          11%          9%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                    International Value Equity-6

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS

                                                           SIX MONTHS
                                                              ENDED                                                        5/1/00(2)
                                                            6/30/05(1)                           YEAR ENDED                   TO
                                                           (UNAUDITED)   12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                           -------------------------------------------------------------------------
Net asset value, beginning of period .......................  $18.520     $15.650      $11.550     $13.900      $17.930     $16.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...................................    0.322       0.356        0.345       0.236        0.255       0.270
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................   (0.168)      2.911        4.355      (1.559)      (2.561)      0.880
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.154       3.267        4.700      (1.323)      (2.306)      1.150
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.251)     (0.397)      (0.296)     (0.263)      (0.420)          -
Net realized gain on investments ...........................   (0.213)          -       (0.304)     (0.764)      (1.304)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.464)     (0.397)      (0.600)     (1.027)      (1.724)          -
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $18.210     $18.520      $15.650     $11.550      $13.900     $17.930
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ............................................    0.81%      21.44%       43.11%     (10.54%)     (12.88%)      6.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................      $60         $95         $109         $54          $11          $5
Ratio of expenses to average net assets ....................    1.26%       1.24%        1.20%       1.13%        1.10%       1.09%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    1.31%       1.29%        1.24%       1.17%        1.16%       1.17%
Ratio of net investment income to average net assets .......    3.54%       2.21%        2.74%       1.84%        1.69%       2.34%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    3.49%       2.16%        2.70%       1.80%        1.63%       2.26%
Portfolio turnover .........................................       4%         10%          11%         13%          11%          9%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                    International Value Equity-7

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes --The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

                                                    International Value Equity-8

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Mondrian Investment Partners Ltd. ("Mondrian") (the "Sub-Advisor") is responsible for the day-to-day management of the Series' investment portfolio. For these services, DMC, not the Series, pays the Sub-Advisor 0.20% of the Series' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                                   DIVIDEND DISBURSING,
     INVESTMENT                      TRANSFER AGENT,                OTHER
     MANAGEMENT              ACCOUNTING AND ADMINISTRATION         EXPENSES
   FEE PAYABLE TO               FEES AND OTHER EXPENSES           PAYABLE TO
        DMC                          PAYABLE TO DSC               AFFILIATES*
   --------------            -----------------------------        -----------
      $109,341                           $6,518                     $1,809

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $4,234 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ...................   $2,832,723
Sales .......................   11,018,322

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                     AGGREGATE            AGGREGATE
     COST OF         UNREALIZED           UNREALIZED           NET UNREALIZED
   INVESTMENTS      APPRECIATION         DEPRECIATION           APPRECIATION
   -----------      ------------         ------------          --------------
   $134,765,161      $44,669,453         $(2,292,456)           $42,376,997


                                                    International Value Equity-9

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                     SIX MONTHS       YEAR
                                                       ENDED          ENDED
                                                      6/30/05*      12/31/04
                                                      --------      --------
Ordinary income .................................    $2,563,510    $4,301,104
Long-term capital gain ..........................     1,757,692             -
                                                     ----------    ----------
Total ...........................................    $4,321,202    $4,301,104
                                                     ==========    ==========

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $106,732,993
Undistributed ordinary income .................      3,067,885
Undistributed long-term capital gain ..........      2,872,101
Unrealized appreciation of investments
  and foreign currencies ......................     42,364,733
                                                  ------------
Net assets ....................................   $155,037,712
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

Post-October losses represent losses realized on foreign currency transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                        UNDISTRIBUTED              ACCUMULATED
                            NET                    NET REALIZED
                     INVESTMENT INCOME             GAIN (LOSS)
                     -----------------             -----------
                        $(800,376)                   $800,376

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     SIX MONTHS       YEAR
                                                        ENDED         ENDED
                                                       6/30/05       12/31/04
                                                       -------       --------
Shares sold:
   Standard Class .................................     175,496       295,287
   Service Class ..................................         163           942

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .................................     234,882       283,903
   Service Class ..................................          93           186
                                                       --------    ----------
                                                        410,634       580,318
                                                       --------    ----------
Shares repurchased:
   Standard Class .................................    (772,559)   (2,425,338)
   Service Class ..................................      (2,075)       (2,991)
                                                       --------    ----------
                                                       (774,634)   (2,428,329)
                                                       --------    ----------
Net decrease ......................................    (364,000)   (1,848,011)
                                                       ========    ==========

                                                   International Value Equity-10

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $22,441,679 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, the Series did not hold any Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                   International Value Equity-11

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. INDUSTRY ALLOCATION
As of June 30, 2005, the Series' investment in equity securities classified by type of business were as follows:

INDUSTRY                                              PERCENTAGE OF NET ASSETS
--------                                              ------------------------
Automobiles & Auto Parts ..........................             3.50%
Banking & Finance .................................            24.03%
Capital Goods .....................................             2.14%
Commercial Services ...............................             1.44%
Consumer Durables & Apparel .......................             1.66%
Consumer Services .................................             1.00%
Energy ............................................            12.18%
Food & Staples Retailing ..........................             3.89%
Food, Beverage & Tobacco ..........................             4.57%
Healthcare & Pharmaceuticals ......................             7.92%
Insurance .........................................             2.08%
Materials .........................................             9.67%
Media .............................................             1.94%
Real Estate .......................................             1.47%
Technology ........................................             3.73%
Telecommunications ................................             8.78%
Transportation ....................................             0.75%
Utilities .........................................             8.34%
                                                               ------
Total .............................................            99.09%
                                                               ======

================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                   International Value Equity-12

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                  SHARES VOTED
                                     SHARES         WITHHELD
                                    VOTED FOR       AUTHORITY
                                   -----------    ------------
Thomas L. Bennett                  195,857,735      7,726,247
Jude T. Driscoll                   195,386,639      8,197,343
John A. Fry                        195,459,215      8,124,767
Anthony D. Knerr                   195,374,740      8,209,242
Lucinda S. Landreth                195,805,295      7,778,687
Ann R. Leven                       195,355,426      8,228,556
Thomas F. Madison                  195,231,994      8,351,988
Janet L. Yeomans                   195,442,425      8,141,556
J. Richard Zecher                  195,743,129      7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                      FOR            AGAINST          ABSTAIN
                                   ----------       ---------        ---------
VIP Balanced                        3,024,319         247,931          162,464
VIP Capital Reserves                2,214,642         284,537          123,771
VIP Cash Reserve                   24,386,841       2,137,713        4,143,088
VIP Diversified Income              4,942,477         197,280          405,665
VIP Emerging Markets                2,389,387          64,565           69,846
VIP Global Bond                     4,860,226         952,515          513,997
VIP Growth Opportunities            3,976,290         379,092          222,082
VIP High Yield                     26,138,105       1,728,077        3,659,600
VIP International Value Equity      5,833,921         640,308          361,249
VIP REIT                           32,987,415       3,440,209        2,461,657
VIP Select Growth                   2,589,787         355,194          121,086
VIP Small Cap Value                18,214,765       2,031,679        2,072,088
VIP Trend                          16,000,639       2,149,514        1,532,858
VIP U.S. Growth                     6,166,016         404,788          368,892
VIP Value                          15,502,142       1,842,020        1,283,116

                                                   International Value Equity-13

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  EXPENSES
                                                          BEGINNING     ENDING                  PAID DURING
                                                           ACCOUNT      ACCOUNT     ANNUALIZED    PERIOD
                                                            VALUE        VALUE        EXPENSE    1/1/05 TO
                                                            1/1/05      6/30/05        RATIOS     6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,046.00         0.83%      $4.21
Service Class                                               1,000.00    1,044.10         1.08%       5.47
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.68         0.83%      $4.16
Service Class                                               1,000.00    1,019.44         1.08%       5.41
-----------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                          REIT-1

DELAWARE VIP TRUST-DELAWARE REIT SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                           PERCENTAGE
SECTOR                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.08%
------------------------------------------------------------------------
Diversified REITs                                               5.76%
Healthcare REITs                                                1.64%
Hotel REITs                                                     4.49%
Industrial REITs                                                7.68%
Mall REITs                                                     17.39%
Manufactured Housing REITs                                      0.68%
Mortgage REITs                                                  5.58%
Multifamily REITs                                              13.45%
Office REITs                                                   24.45%
Office/Industrial REITs                                         2.65%
Real Estate Operating Companies                                 4.05%
Retail Strip Center REITs                                      11.26%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.80%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.88%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.88%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------


                                                                          REIT-2

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                         NUMBER OF    MARKET
                                                          SHARES      VALUE
   COMMON STOCK-99.08%
   DIVERSIFIED REITS-5.76%
   Vornado Realty Trust ......................          596,001     $ 47,918,480
                                                                    ------------
                                                                      47,918,480
                                                                    ------------
   HEALTHCARE REITS-1.64%
  #Medical Properties Trust 144A .............          425,935        4,280,647
   Nationwide Health Properties ..............          397,940        9,395,363
                                                                    ------------
                                                                      13,676,010
                                                                    ------------
   HOTEL REITS-4.49%
   Eagle Hospitality Properties Trust ........          158,483        1,443,780
   Hersha Hospitality Trust ..................          920,790        8,784,337
   Host Marriott .............................          481,981        8,434,668
   LaSalle Hotel Properties ..................          570,985       18,734,017
                                                                    ------------
                                                                      37,396,802
                                                                    ------------
   INDUSTRIAL REITS-7.68%
   AMB Property ..............................          453,755       19,706,580
   First Potomac Realty Trust ................          223,647        5,546,446
   ProLogis ..................................          960,793       38,662,310
                                                                    ------------
                                                                      63,915,336
                                                                    ------------
   MALL REITS-17.39%
   CBL & Associates Properties ...............          611,369       26,331,663
   General Growth Properties .................          913,246       37,525,278
   Mills .....................................          320,626       19,490,855
   Pennsylvania Real Estate
   Investment Trust ..........................          186,283        8,848,443
   Simon Property Group ......................          724,099       52,489,936
                                                                    ------------
                                                                     144,686,175
                                                                    ------------
   MANUFACTURED HOUSING REITS - 0.68%
   Equity Lifestyle Properties ...............          102,100        4,059,496
   Sun Communities ...........................           44,308        1,647,815
                                                                    ------------
                                                                       5,707,311
                                                                    ------------
   MORTGAGE REITS-5.58%
   Fieldstone Investment .....................          383,338        5,520,067
  +KKR Financial .............................          100,000        2,500,000
 +#KKR Financial 144A ........................          443,278       11,081,950
   MortgageIT Holdings .......................          522,900        9,542,925
+#Peoples Choice 144A ........................        1,186,383       10,736,766
   Saxon Capital .............................          413,342        7,055,748
                                                                    ------------
                                                                      46,437,456
                                                                    ------------
   MULTIFAMILY REITS-13.45%
   AvalonBay Communities .....................          258,774       20,908,939
   Camden Property Trust .....................          288,474       15,505,478
   Education Realty Trust ....................          659,478       12,068,447
   Essex Property Trust ......................          191,708       15,923,266
   Home Properties ...........................          454,229       19,540,932
   United Dominion Realty Trust ..............        1,161,936       27,944,561
                                                                    ------------
                                                                     111,891,623
                                                                    ------------

                                                         NUMBER OF    MARKET
                                                          SHARES      VALUE
   COMMON STOCK (CONTINUED)
   OFFICE REITS - 24.45%
   Alexandria Real Estate Equities ...........          304,596     $ 22,372,576
   American Financial Realty Trust ...........        1,023,621       15,743,291
   Brandywine Realty Trust ...................          564,427       17,299,688
   CarrAmerica Realty ........................          837,687       30,307,515
   Equity Office Properties Trust ............        1,432,020       47,399,861
   Prentiss Properties Trust .................          687,936       25,068,388
   Reckson Associates Realty .................          721,197       24,196,159
   SL Green Realty ...........................          326,537       21,061,637
                                                                    ------------
                                                                     203,449,115
                                                                    ------------
   OFFICE/INDUSTRIAL REITS-2.65%
   Duke Realty ...............................          695,435       22,017,472
                                                                    ------------
                                                                      22,017,472
                                                                    ------------
   REAL ESTATE OPERATING COMPANIES-4.05%
  +Great Wolf Resorts ........................          453,928        9,278,288
   Starwood Hotels & Resorts Worldwide .......          416,850       24,414,905
                                                                    ------------
                                                                      33,693,193
                                                                    ------------
   RETAIL STRIP CENTER REITS-11.26%
   Developers Diversified Realty .............          406,078       18,663,345
   Federal Realty Investment Trust ...........          417,989       24,661,351
   Heritage Property Investment Trust ........          234,164        8,200,423
   Kite Realty Group Trust ...................          848,496       12,727,440
   Ramco-Gershenson Properties ...............          423,217       12,391,794
   Regency Centers ...........................          298,139       17,053,551
                                                                    ------------
                                                                      93,697,904
                                                                    ------------
   TOTAL COMMON STOCK
   (COST $650,373,421) .......................                       824,486,877
                                                                    ------------


                                                                          REIT-3

DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                    NUMBER OF     MARKET
                                                     SHARES        VALUE
REPURCHASE AGREEMENTS-1.80%
With BNP Paribas 2.70% 7/1/05
  (dated 6/30/05, to be repurchased
  at $9,356,702, collateralized by
  $892,000 U.S. Treasury Bills due
  7/7/05, market value $892,030,
  $1,735,000 U.S. Treasury Bills due
  8/18/05, market value $1,728,099,
  $923,000 U.S. Treasury Bills due
  9/15/05, market value $917,169,
  $3,910,000 U.S. Treasury Bills due
  12/29/05, market value $3,846,505,
  $573,000 U.S. Treasury Notes 1.875% due
  1/31/06, market value $573,024, $261,000
  U.S. Treasury Notes 2.00% due 5/15/06,
  market value $257,993, $915,000 U.S.
  Treasury Notes 3.375% due 2/15/08,
  market value $920,008, and $417,000 U.S.
  Treasury Notes 3.50% due 11/15/06,
  market value $418,475)                             $9,365,000  $9,365,000





                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 2.70% 7/1/05 (dated 6/30/05,
  to be repurchased at $5,604,420,
  collateralized by $1,955,000 U.S.
  Treasury Bills due 10/13/05, market
  value $1,937,324, $518,000 U.S. Treasury
  Bills due 12/22/05, market value
  $509,705, and $3,258,000 U.S. Treasury
  Notes 2.00% due 8/31/05, market value
  $3,273,498) .......................................    $5,604,000   $5,604,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
 (COST $14,969,000) .................................                 14,969,000
                                                                     -----------




TOTAL MARKET VALUE OF SECURITIES-100.88% (COST $665,342,421) .........................................                  839,455,877

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.88%) ..............................................                   (7,360,999)
                                                                                                                      -------------
NET ASSETS APPLICABLE TO 45,424,441 SHARES OUTSTANDING-100.00% .......................................                $ 832,094,878
                                                                                                                      =============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS ($649,141,377 / 35,434,377 SHARES) ............                      $18.32
                                                                                                                             ======
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS ($182,953,501 / 9,990,064 SHARES) ..............                      $18.31
                                                                                                                             ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par) .......................................                $ 628,782,917
Undistributed net investment income ..................................................................                   14,011,960
Accumulated net realized gain on investments .........................................................                   15,186,545
Net unrealized appreciation of investments ...........................................................                  174,113,456
                                                                                                                      -------------
Total net assets .....................................................................................                $ 832,094,878
                                                                                                                      =============

+Non-income producing security for the period ended June 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial Statements".

REIT - Real Estate Investment Trust

                             See accompanying notes

                                                                          REIT-4

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)


INVESTMENT INCOME:
Dividends ..........................................   $  8,933,722
Interest ...........................................        410,616
                                                       ------------
                                                          9,344,338
                                                       ------------
EXPENSES:
Management fees ....................................      2,794,772
Distribution expenses - Service Class ..............        242,098
Accounting and administration expenses .............        127,068
Legal and professional fees ........................         57,368
Reports and statements to shareholders .............         48,092
Dividend disbursing and transfer agent
   fees and expenses ...............................         38,285
Insurance fees .....................................         36,362
Trustees' fees .....................................         18,754
Registration fees ..................................         16,416
Taxes ..............................................         13,811
Custodian fees .....................................         11,201
Pricing fees .......................................            126
Other ..............................................         18,040
                                                       ------------
                                                          3,422,393
Less waiver of distribution expenses - Service Class        (40,349)
Less expense paid indirectly .......................         (2,135)
                                                       ------------
Total expenses .....................................      3,379,909
                                                       ------------

NET INVESTMENT INCOME ..............................      5,964,429
                                                       ------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...................     19,456,431
Net change in unrealized appreciation/
   depreciation of investments .....................     10,339,287
                                                       ------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................     29,795,718
                                                       ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $ 35,760,147
                                                       ============
See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                ENDED
                                                                                6/30/05                YEAR ENDED
                                                                              (UNAUDITED)               12/31/04
INCREASE IN NET ASSETS
    FROM OPERATIONS:
Net investment income ....................................................      $   5,964,429        $  17,110,912
Net realized gain on investments .........................................         19,456,431           44,994,451
Net change in unrealized appreciation /
   depreciation of investments ...........................................         10,339,287           97,361,571
                                                                                -------------        -------------
Net increase in net assets
   resulting from operations .............................................         35,760,147          159,466,934
                                                                                -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ........................................................        (11,911,298)          (9,178,775)
   Service Class .........................................................         (2,802,570)          (1,638,189)
Net realized gain on investments:
   Standard Class ........................................................        (36,097,851)          (9,510,538)
   Service Class .........................................................         (9,584,965)          (1,866,017)
                                                                                -------------        -------------
                                                                                  (60,396,684)         (22,193,519)
                                                                                -------------        -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ........................................................         59,935,317          216,420,373
   Service Class .........................................................         30,629,069           78,318,991
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ........................................................         48,009,149           18,689,313
   Service Class .........................................................         12,387,535            3,504,206
                                                                                -------------        -------------
                                                                                  150,961,070          316,932,883
                                                                                -------------        -------------
Cost of shares repurchased:
   Standard Class ........................................................        (62,552,745)         (79,793,408)
   Service Class .........................................................        (16,876,275)         (17,447,718)
                                                                                -------------        -------------
                                                                                  (79,429,020)         (97,241,126)
                                                                                -------------        -------------
Increase in net assets derived from capital
   share transactions ....................................................         71,532,050          219,691,757
                                                                                -------------        -------------
NET INCREASE IN NET ASSETS ...............................................         46,895,513          356,965,172
NET ASSETS:
Beginning of period ......................................................        785,199,365          428,234,193
                                                                                -------------        -------------
End of period (including undistributed
   net investment income of $14,065,160
   and $22,761,399, respectively) ........................................      $ 832,094,878        $ 785,199,365
                                                                                =============        =============

                             See accompanying notes

                                                                          REIT-5

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP REIT SERIES STANDARD CLASS
                                                           SIX MONTHS
                                                             ENDED
                                                            6/30/05(1)                            YEAR ENDED
                                                           (UNAUDITED)    12/31/04    12/31/03     12/31/02    12/31/01    12/31/00
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period .....................    $19.080     $15.140      $11.730     $11.700      $11.020      $8.670

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................      0.141       0.504        0.586       0.534        0.571       0.532
Net realized and unrealized gain
   on investments ........................................      0.550       4.112        3.271       0.010        0.361       2.100
                                                             --------    --------      -------     -------      -------     -------
Total from investment operations .........................      0.691       4.616        3.857       0.544        0.932       2.632
                                                             --------    --------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................     (0.360)     (0.332)      (0.342)     (0.317)      (0.209)     (0.282)
Net realized gain on investments .........................     (1.091)     (0.344)      (0.105)     (0.197)      (0.043)      -
                                                             --------    --------      -------     -------      -------     -------
Total dividends and distributions ........................     (1.451)     (0.676)      (0.447)     (0.514)      (0.252)     (0.282)
                                                             --------    --------      -------     -------      -------     -------

Net asset value, end of period ...........................    $18.320     $19.080      $15.140     $11.730      $11.700     $11.020
                                                             ========    ========      =======     =======      =======     =======
Total return(3) ..........................................      4.60%      31.38%       34.02%       4.52%        8.79%      31.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $649,141    $624,223     $359,958    $225,826      $99,787     $57,664
Ratio of expenses to average net assets ..................      0.83%       0.84%        0.86%       0.84%        0.85%       0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      0.83%       0.84%        0.86%       0.84%        0.89%       1.03%
Ratio of net investment income to average net assets .....      1.62%       3.11%        4.51%       4.52%        5.16%       5.63%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly.............................................      1.62%       3.11%        4.51%       4.52%        5.12%       5.45%
Portfolio turnover                                                31%         38%          37%         53%          56%         31%

------------

(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                          REIT-6

DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP REIT SERIES SERVICE CLASS
                                                           SIX MONTHS
                                                              ENDED                                                       5/1/00(2)
                                                            6/30/05(1)                                       YEAR ENDED      TO
                                                           (UNAUDITED)  12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period                         $19.050     $15.130      $11.720     $11.700      $11.020      $9.180

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3) ................................      0.120       0.464        0.556       0.517        0.555       0.389
Net realized and unrealized gain
   on investments .......................................      0.550       4.102        3.283       -            0.366       1.451
                                                            --------    --------     --------    --------     --------    --------
Total from investment operations ........................      0.670       4.566        3.839       0.517        0.921       1.840
                                                            --------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...................................     (0.319)     (0.302)      (0.324)     (0.300)      (0.198)          -
Net realized gain on investments ........................     (1.091)     (0.344)      (0.105)     (0.197)      (0.043)          -
                                                            --------    --------     --------    --------     --------    --------
Total dividends and distributions .......................     (1.410)     (0.646)      (0.429)     (0.497)      (0.241)          -
                                                            --------    --------     --------    --------     --------    --------
Net asset value, end of period ..........................    $18.310     $19.050      $15.130     $11.720      $11.700     $11.020
                                                            ========    ========     ========    ========     ========    ========
Total return(4) .........................................      4.41%      31.09%       33.73%       4.38%        8.67%      20.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................   $182,954    $160,976      $68,276     $28,152       $8,619      $2,501
Ratio of expenses to average net assets .................      1.08%       1.09%        1.08%       0.99%        1.00%       1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ......      1.13%       1.14%        1.11%       0.99%        1.04%       1.21%
Ratio of net investment income to average net assets ....      1.37%       2.86%        4.29%       4.37%        5.01%       5.69%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly ...........................................      1.32%       2.81%        4.26%       4.37%        4.97%       5.48%
Portfolio turnover ......................................        31%         38%          37%         53%          56%         31%

(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                          REIT-7

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $2,135. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

 2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                                          REIT-8

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                                  DIVIDEND DISBURSING,
     INVESTMENT                     TRANSFER AGENT,
     MANAGEMENT                     ACCOUNTING AND            OTHER EXPENSES
   FEE PAYABLE TO           ADMINISTRATIVE FEES AND OTHER     PAYABLE TO DMC
        DMC                    EXPENSES PAYABLE TO DSC        AND AFFILIATES*
--------------------         ---------------------------   --------------------
      $491,737                          $33,933                   $42,794

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $20,706 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .......................................    $179,066,615
Sales ...........................................     112,900,398

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE         AGGREGATE
    COST OF               UNREALIZED         UNREALIZED         NET UNREALIZED
   INVESTMENTS           APPRECIATION       DEPRECIATION         APPRECIATION
-----------------       ---------------     -------------       --------------
   $665,455,340         $177,626,636         $(3,626,099)        $174,000,537

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                         SIX MONTHS               YEAR
                                           ENDED                  ENDED
                                          6/30/05*              12/31/04
                                      --------------         -------------
   Ordinary income ................    $21,957,797            $12,106,748
   Long-term capital gain .........     38,438,887             10,086,771
                                       -----------            -----------
   Total ..........................    $60,396,684            $22,193,519
                                       ===========            ===========

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                          REIT-9

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest .................   $628,782,917
   Undistributed ordinary income .................     16,751,532
   Undistributed long-term capital gain ..........     12,559,892
   Unrealized appreciation of investments ........    174,000,537
                                                     ------------
   Net assets ....................................   $832,094,878
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      SIX MONTHS        YEAR
                                                         ENDED         ENDED
                                                        6/30/05       12/31/04
                                                     -------------  -----------
Shares sold:
   Standard Class .............................         3,363,954    13,126,531
   Service Class ..............................         1,738,213     4,816,415

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .............................         2,958,050     1,174,689
   Service Class ..............................           762,779       220,114
                                                       ----------    ----------
                                                        8,822,996    19,337,749
                                                       ----------    ----------
Shares repurchased:
   Standard Class .............................        (3,607,364)   (5,350,040)
   Service Class ..............................          (961,084)   (1,098,488)
                                                       ----------    ----------
                                                       (4,568,448)   (6,448,528)
                                                       ----------    ----------
Net increase ..................................         4,254,548    12,889,221
                                                       ==========    ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 3.14% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.


                                                                         REIT-10

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.




















--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                         REIT-11

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows: 1. To elect a Board of Trustees for the Trust.

                                                                  SHARES VOTED
                                                        SHARES       WITHHELD
                                                       VOTED FOR    AUTHORITY
                                                   ---------------  ----------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                           FOR        AGAINST     ABSTAIN
                                                      ------------  ----------  -----------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF REIT SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP REIT Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Series' policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

                                                                         REIT-12

DELAWARE VIP REIT SERIES
BOARD CONSIDERATION OF REIT SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments(R) Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Series' total return for the three and five year periods was in the third and second quartile, respectively. The Board noted that the Series' performance results were mixed. The Board also noted discussions with management concerning the portfolio manager's investment style. Management explained that the Series' portfolio manager seeks to avoid securities with extreme valuations in the market, an approach that has hurt recent performance. However, in management's view, over a full market cycle, this approach would be better for shareholders, affording shareholders with solid "real" returns and better risk adjusted return relative to the Series' peers. The Board expressed its confidence in the portfolio manager and his philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

                                                                         REIT-13

DELAWARE VIP REIT SERIES
BOARD CONSIDERATION OF REIT SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series' assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

                                                                         REIT-14

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               EXPENSES
                                                           BEGINNING     ENDING               PAID DURING
                                                            ACCOUNT      ACCOUNT   ANNUALIZED   PERIOD
                                                             VALUE        VALUE      EXPENSE   1/1/05 TO
                                                             1/1/05      6/30/05      RATIOS    6/30/05*
-------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00     $979.90       0.87%      $4.27
Service Class                                               1,000.00      978.50       1.12%       5.49
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.48       0.87%      $4.36
Service Class                                               1,000.00    1,019.24       1.12%       5.61
-------------------------------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                 Select Growth-1

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.81%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    1.90%
Business Services                                               7.54%
Consumer Non-Durables                                          13.80%
Consumer Services/Entertainment & Leisure                      15.59%
Consumer Services/Other                                        14.36%
Consumer Services/Restaurants                                   4.10%
Energy                                                          0.46%
Financial                                                       8.31%
Healthcare                                                     13.67%
Technology                                                     20.08%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.74%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.55%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.55)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                                 Select Growth-2

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                           NUMBER OF    MARKET
                                                             SHARES     VALUE
 COMMON STOCK-99.81%
 BASIC INDUSTRY/CAPITAL GOODS-1.90%
 Graco ...............................................        5,900   $  201,013
 Newmont Mining ......................................        1,400       54,642
 Praxair .............................................        3,500      163,100
                                                                      ----------
                                                                         418,755
                                                                      ----------
 BUSINESS SERVICES-7.54%
 Expeditors International Washington .................       11,500      572,815
 First Data ..........................................       20,100      806,814
 Paychex .............................................        8,600      279,844
                                                                      ----------
                                                                       1,659,473
                                                                      ----------
 CONSUMER NON-DURABLES-13.80%
 Best Buy ............................................        1,300       89,115
+Blue Nile ...........................................       28,950      946,376
+NetFlix .............................................       63,900    1,048,599
 Staples .............................................       10,100      215,332
 Tuesday Morning .....................................       13,200      416,064
 Walgreen ............................................        7,000      321,930
                                                                      ----------
                                                                       3,037,416
                                                                      ----------
 CONSUMER SERVICES/ENTERTAINMENT & LEISURE-15.59%
 GTECH Holdings ......................................       29,200      853,808
 International Game Technology .......................       26,600      748,790
+Liberty Global Class A ..............................       19,365      903,783
+MGM MIRAGE ..........................................        5,000      197,900
+XM Satellite Radio Holdings Class A .................       21,600      727,056
                                                                      ----------
                                                                       3,431,337
                                                                      ----------
 CONSUMER SERVICES/OTHER-14.36%
+eBay ................................................       21,800      719,618
 Jackson Hewitt Tax Service ..........................       34,400      813,216
 ServiceMaster .......................................       35,300      472,667
 Strayer Education ...................................        5,250      452,865
+Weight Watchers International .......................       13,600      701,896
                                                                      ----------
                                                                       3,160,262
                                                                      ----------
 CONSUMER SERVICES/RESTAURANTS-4.10%
 IHOP ................................................       20,800      902,512
                                                                      ----------
                                                                         902,512
                                                                      ----------
 ENERGY-0.46%
 EOG Resources .......................................        1,800      102,240
                                                                      ----------
                                                                         102,240
                                                                      ----------
 FINANCIAL-8.31%
+Archipelago Holdings ................................       17,800      694,022
 Chicago Mercantile Exchange .........................        2,110      623,505
+Neteller ............................................        9,600      109,222
 Plum Creek Timber ...................................       11,120      403,656
                                                                      ----------
                                                                       1,830,405
                                                                      ----------

                                                       NUMBER OF        MARKET
                                                         SHARES         VALUE
   COMMON STOCK-(CONTINUED)
   HEALTHCARE-13.67%
   Allergan ..................................           11,200       $  954,688
  +Genentech .................................            8,400          674,352
   UnitedHealth Group ........................           13,750          716,925
  +WellPoint .................................            3,500          243,740
  +Zimmer Holdings ...........................            5,500          418,935
                                                                      ----------
                                                                       3,008,640
                                                                      ----------
   TECHNOLOGY-20.08%
=+#EOS International Restricted ..............          207,400           15,555
  +Intuit ....................................           17,700          798,447
  +Lexmark International Class A .............            1,400           90,762
   Microsoft .................................            6,700          166,428
  +NAVTEQ ....................................           18,000          669,240
  +NEXTEL Communications Class A .............           15,600          504,036
   QUALCOMM ..................................           27,900          920,979
  +RealNetworks ..............................           66,100          328,517
  +SanDisk ...................................           36,300          861,399
  +Yahoo .....................................            1,900           65,835
                                                                      ----------
                                                                       4,421,198
                                                                      ----------
   TOTAL COMMON STOCK
     (COST $20,639,643) ......................                        21,972,238
                                                                      ----------

                                                                 Select Growth-3

DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
REPURCHASE AGREEMENTS-0.74%
With BNP Paribas 2.70% 7/1/05
  (dated 6/30/05, to be repurchased
  at $101,978, collateralized by $9,720
  U.S. Treasury Bills due 7/7/05,
  market value $9,713, $18,890
  U.S. Treasury Bills due 8/18/05,
  market value $18,818, $10,050
  U.S. Treasury Bills due 9/15/05,
  market value $9,987, $42,580
  U.S. Treasury Bills due 12/29/05,
  market value $41,885, $6,240
  U.S. Treasury Notes 1.875% due 1/31/06,
  market value $6,240, $2,840
  U.S. Treasury Notes 2.00% due
  5/15/06, market value $2,809, $9,970
  U.S. Treasury Notes 3.375% due 2/15/08,
  market value $10,018 and $4,540
  U.S. Treasury Notes 3.50% due 11/15/06,
  market value $4,557) ...............................   $101,970      $101,970

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 2.70% 7/1/05
  (dated 6/30/05, to be repurchased
  at $61,035, collateralized by $21,290
  U.S. Treasury Bills due 10/13/05,
  market value $21,096, $5,640
  U.S. Treasury Bills due 12/22/05,
  market value $5,550 and $35,480
  U.S. Treasury Notes 2.00% due 8/31/05,
  market value $35,646) ..............................   $ 61,030      $ 61,030
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
  (COST $163,000) ....................................                  163,000
                                                                       --------

TOTAL MARKET VALUE OF SECURITIES-100.55% (COST $20,802,643)..........................................................    22,135,238

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.55%)..............................................................      (122,099)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,660,515 SHARES OUTSTANDING-100.00%........................................................   $22,013,139
                                                                                                                        ===========

NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($17,547,310 / 2,116,548 SHARES)....................         $8.29
                                                                                                                              =====

NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($4,465,829 / 543,967 SHARES)........................         $8.21
                                                                                                                              =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par).......................................................   $71,719,504
Accumulated net realized loss on investments.........................................................................   (51,038,960)
Net unrealized appreciation of investments...........................................................................     1,332,595
                                                                                                                        -----------
Total net assets.....................................................................................................   $22,013,139
                                                                                                                        ===========

-----------
+Non-income producing security for the period ended June 30, 2005.
#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 7 in "Notes to Financial Statements."
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 7 in "Notes to Financial Statements." At June 30, 2005, one security was fair valued which represented 0.07% of the Fund's net assets.

                             See accompanying notes

                                                                 Select Growth-4

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends .....................................................     $    65,546
Interest ......................................................          10,780
                                                                    -----------
                                                                         76,326
                                                                    -----------
EXPENSES:
Management fees ...............................................          85,030
Distribution expenses - Service Class .........................           6,893
Accounting and administration expenses ........................           3,722
Legal and professional fees ...................................           2,524
Custodian fees ................................................           2,327
Reports and statements to shareholders ........................           1,152
Dividend disbursing and transfer agent fees and expenses ......           1,133
Insurance fees ................................................           1,093
Taxes .........................................................             802
Trustees' fees ................................................             564
Pricing fees ..................................................             205
Other .........................................................             500
                                                                    -----------
                                                                        105,945
Less waiver of distribution expenses - Service Class ..........          (1,149)
Less expense paid indirectly ..................................            (164)
                                                                    -----------
Total expenses ................................................         104,632
                                                                    -----------
NET INVESTMENT LOSS ...........................................         (28,306)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................       2,848,647
Net change in unrealized appreciation/
   depreciation of investments ................................      (3,426,105)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .............................................        (577,458)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $  (605,764)
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED          YEAR
                                                       6/30/05         ENDED
                                                     (UNAUDITED)      12/31/04
                                                     -----------      --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment loss ..............................   $   (28,306)   $   (49,087)
Net realized gain on investments .................     2,848,647      2,601,343
Net change in unrealized appreciation/
   depreciation of investments ...................    (3,426,105)      (540,650)
                                                     -----------    -----------
Net increase (decrease) in net assets
   resulting from operations .....................      (605,764)     2,011,606
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................        73,384        527,007
   Service Class .................................           489         49,437
                                                     -----------    -----------
                                                          73,873        576,444
                                                     -----------    -----------

Cost of shares repurchased:
   Standard Class ................................    (2,540,187)    (4,747,570)
   Service Class .................................      (555,591)      (957,768)
                                                     -----------    -----------
                                                      (3,095,778)    (5,705,338)
                                                     -----------    -----------

Decrease in net assets derived from
   capital share transactions ....................    (3,021,905)    (5,128,894)
                                                     -----------    -----------

NET DECREASE IN NET ASSETS .......................    (3,627,669)    (3,117,288)
NET ASSETS:
Beginning of period ..............................    25,640,808     28,758,096
                                                     -----------    -----------
End of period (there was no undistributed
   net investment income at either
   period end) ...................................   $22,013,139    $25,640,808
                                                     ===========    ===========

                             See accompanying notes

                                                                 Select Growth-5

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS

                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                            (Unaudited)   12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .....................     $8.460      $7.810       $5.600      $8.300      $10.890     $14.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...................................     (0.008)     (0.011)      (0.016)     (0.024)      (0.019)     (0.040)
Net realized and unrealized gain (loss)
   on investments ........................................     (0.162)      0.661        2.226      (2.676)      (2.571)     (3.078)
                                                               ------      ------       ------      ------      -------     --------
Total from investment operations .........................     (0.170)      0.650        2.210      (2.700)      (2.590)     (3.118)
                                                               ------      ------       ------      ------      -------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................          -           -            -           -            -      (0.007)
Net realized gain on investments .........................          -           -            -           -            -      (0.285)
                                                               ------      ------       ------      ------      -------     --------
Total dividends and distributions ........................          -           -            -           -            -      (0.292)
                                                               ------      ------       ------      ------      -------     --------

Net asset value, end of period ...........................     $8.290      $8.460       $7.810      $5.600      $ 8.300     $10.890
                                                               ======      ======       ======      ======      =======     =======

Total return(3) ..........................................     (2.01%)      8.32%       39.46%     (32.53%)     (23.78%)    (22.46%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................    $17,547     $20,493      $23,089     $27,056      $55,104     $80,443
Ratio of expenses to average net assets ..................      0.87%       0.83%        0.83%       0.86%        0.85%       0.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      0.87%       0.83%        0.83%       0.86%        0.88%       0.89%
Ratio of net investment loss to average net assets .......     (0.20%)     (0.14%)      (0.24%)     (0.35%)      (0.22%)     (0.30%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ....     (0.20%)     (0.14%)      (0.24%)     (0.35%)      (0.25%)     (0.37%)
Portfolio turnover .......................................       248%         86%          72%        106%         135%        158%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-6

DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS

                                                             SIX MONTHS
                                                               ENDED                                                       5/1/00(2)
                                                             6/30/05(1)                           YEAR ENDED                   TO
                                                            (UNAUDITED)   12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .....................     $8.390      $7.760       $5.580      $8.280      $10.880     $13.160

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ...................................     (0.018)     (0.030)      (0.030)     (0.034)      (0.032)     (0.043)
Net realized and unrealized gain (loss)
   on investments ........................................     (0.162)      0.660        2.210      (2.666)      (2.568)     (2.237)
                                                               ------      ------       ------      ------      -------     -------
Total from investment operations .........................     (0.180)      0.630        2.180      (2.700)      (2.600)     (2.280)
                                                               ------      ------       ------      ------      -------     -------

Net asset value, end of period ...........................     $8.210      $8.390       $7.760      $5.580      $ 8.280     $10.880
                                                               ======      ======       ======      ======      =======     =======

Total return(4) ..........................................     (2.15%)      8.12%       39.07%     (32.61%)     (23.90%)    (17.33%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................     $4,466      $5,148       $5,670      $7,018      $14,498     $16,916
Ratio of expenses to average net assets ..................      1.12%       1.08%        1.05%       1.01%        1.00%       0.99%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      1.17%       1.13%        1.08%       1.01%        1.03%       1.06%
Ratio of net investment loss to average net assets .......     (0.45%)     (0.39%)      (0.46%)     (0.50%)      (0.37%)     (0.48%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ....     (0.50%)     (0.44%)      (0.49%)     (0.50%)      (0.40%)     (0.55%)
Portfolio turnover .......................................       248%         86%          72%        106%         135%        158%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-7

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series. Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $164. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                 Select Growth-8

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,                  OTHER
     INVESTMENT                  TRANSFER AGENT,                    EXPENSES
     MANAGEMENT           ACCOUNTING AND ADMINISTRATION             PAYABLE
   FEE PAYABLE TO            FEES AND OTHER EXPENSES                TO DMC
       DMC                        PAYABLE TO DSC                AND AFFILIATES*
   --------------         -----------------------------         ---------------
     $13,893                          $936                            $943

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $603 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..................  $27,154,159
Sales ......................  $29,160,883

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE              AGGREGATE
     COST OF            UNREALIZED             UNREALIZED      NET UNREALIZED
   INVESTMENTS         APPRECIATION           DEPRECIATION      APPRECIATION
   -----------         ------------           ------------     --------------
   $21,327,864          $1,727,179              $(919,805)        $807,374

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $71,719,504
Capital loss carryforwards ........................   (50,513,739)
Unrealized appreciation of investments ............       807,374
                                                      -----------
Net assets ........................................   $22,013,139
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.


                  UNDISTRIBUTED NET           PAID-IN
                  INVESTMENT INCOME           CAPITAL
                  -----------------           -------
                       $28,306               $(28,306)

                                                                 Select Growth-9

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $8,307,508 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires in 2011.

For the six months ended June 30, 2005, the Series had capital gains of $2,848,647 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                   SIX MONTHS         YEAR
                                                     ENDED            ENDED
                                                    6/30/05          12/31/04
                                                    -------          --------
Shares sold:
   Standard Class ..............................      9,302            66,268
   Service Class ...............................         64             6,236
                                                   --------          --------
                                                      9,366            72,504
                                                   --------          --------
Shares repurchased:
   Standard Class ..............................   (314,975)         (601,945)
   Service Class ...............................    (69,822)         (123,232)
                                                   --------          --------
                                                   (384,797)         (725,177)
                                                   --------          --------
Net decrease ...................................   (375,431)         (652,673)
                                                   ========          ========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 0.07% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted security held by the Series is as follows:

                                            DATE OF
                                           PURCHASE        SHARES        COST       FAIR VALUE
                                           --------       --------      ------      ----------
PRIVATE PLACEMENT SECURITY-EQUITY
EOS International ......................    1/13/03        207,400     $103,700       $15,555

                                                                Select Growth-10

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                Select Growth-11

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                  SHARES VOTED
                                     SHARES         WITHHELD
                                    VOTED FOR      AUTHORITY
                                   -----------    -----------
Thomas L. Bennett                  195,857,735     7,726,247
Jude T. Driscoll                   195,386,639     8,197,343
John A. Fry                        195,459,215     8,124,767
Anthony D. Knerr                   195,374,740     8,209,242
Lucinda S. Landreth                195,805,295     7,778,687
Ann R. Leven                       195,355,426     8,228,556
Thomas F. Madison                  195,231,994     8,351,988
Janet L. Yeomans                   195,442,425     8,141,556
J. Richard Zecher                  195,743,129     7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                      FOR           AGAINST         ABSTAIN
                                   ----------      ---------       ---------
VIP Balanced                        3,024,319        247,931         162,464
VIP Capital Reserves                2,214,642        284,537         123,771
VIP Cash Reserve                   24,386,841      2,137,713       4,143,088
VIP Diversified Income              4,942,477        197,280         405,665
VIP Emerging Markets                2,389,387         64,565          69,846
VIP Global Bond                     4,860,226        952,515         513,997
VIP Growth Opportunities            3,976,290        379,092         222,082
VIP High Yield                     26,138,105      1,728,077       3,659,600
VIP International Value Equity      5,833,921        640,308         361,249
VIP REIT                           32,987,415      3,440,209       2,461,657
VIP Select Growth                   2,589,787        355,194         121,086
VIP Small Cap Value                18,214,765      2,031,679       2,072,088
VIP Trend                          16,000,639      2,149,514       1,532,858
VIP U.S. Growth                     6,166,016        404,788         368,892
VIP Value                          15,502,142      1,842,020       1,283,116

BOARD CONSIDERATION OF SELECT GROWTH SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Select Growth Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                                Select Growth-12

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
BOARD CONSIDERATION OF SELECT GROWTH SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and five year periods was in the fourth quartile of such Performance Universe. The Board noted that the Series' performance results were not in line with the Board's stated objective. The Board also noted that a new investment team had recently assigned to the Series and that management had modified the Series' policies and strategies in order to take advantage of the new team's investment approach. The Board was satisified that management was taking effective action to enhance Series performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                                Select Growth-13

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
BOARD CONSIDERATION OF SELECT GROWTH SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                                Select Growth-14

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  EXPENSES
                                                           BEGINNING    ENDING                   PAID DURING
                                                            ACCOUNT     ACCOUNT       ANNUALIZED   PERIOD
                                                             VALUE       VALUE          EXPENSE   1/1/05 TO
                                                             1/1/05     6/30/05         RATIOS    6/30/05*
------------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,029.90         0.83%      $4.18
Service Class                                               1,000.00    1,028.70         1.08%       5.43
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.68         0.83%      $4.16
Service Class                                               1,000.00    1,019.44         1.08%       5.41
------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               Small Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
SECTOR ALLOCATIONS
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   94.77%
-------------------------------------------------------------------------
Basic Industry/Capital Goods                                   12.08%
Business Services                                               2.06%
Capital Spending                                                6.54%
Consumer Cyclical                                               3.43%
Consumer Services                                              12.98%
Consumer Staples                                                3.03%
Energy                                                          8.62%
Financial Services                                             16.05%
Healthcare                                                      8.18%
Real Estate                                                     4.70%
Technology                                                      9.34%
Transportation                                                  4.18%
Utilities                                                       3.58%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           5.42%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  21.85%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              122.04%
-------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (21.85%)
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.19%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

                                                               Small Cap Value-2

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                         NUMBER OF    MARKET
                                                          SHARES      VALUE
  COMMON STOCK-94.77%
  BASIC INDUSTRY/CAPITAL GOODS-12.08%
 +Alpha Natural Resources ............................    249,000 $ 5,946,120
 *Arch Coal ..........................................    231,200  12,593,464
  Crane ..............................................    213,400   5,612,420
 +Crown Holdings .....................................    480,300   6,834,669
 *Federal Signal .....................................    122,600   1,912,560
 *Fuller (H.B.) ......................................    195,700   6,665,542
*+Griffon ............................................    403,830   8,965,026
 *MacDermid ..........................................    266,800   8,313,488
*+Meridian Gold ......................................    357,200   6,429,600
 +Pactiv .............................................    284,600   6,141,668
*+PolyOne ............................................    658,100   4,356,622
 *Smith (A.O.) .......................................    120,550   3,219,891
 *Spartech ...........................................    270,700   4,818,460
 *Texas Industries ...................................    160,600   9,030,538
  Wausau-Mosinee Paper ...............................    266,800   3,196,264
 *Westlake Chemical ..................................    226,100   5,539,450
                                                                  -----------
                                                                   99,575,782
                                                                  -----------
  BUSINESS SERVICES-2.06%
  Brink's ............................................    270,400   9,734,400
*+United Stationers ..................................    147,400   7,237,340
                                                                  -----------
                                                                   16,971,740
                                                                  -----------
  CAPITAL SPENDING-6.54%
*+Casella Waste Systems ..............................    482,400   5,788,800
 *Gibraltar Industries ...............................    330,400   6,125,616
  Harsco .............................................    142,300   7,762,465
*+Insituform Technologies Class A ....................    199,000   3,189,970
 *Kaydon .............................................    251,900   7,015,415
 *Mueller Industries .................................    176,500   4,783,150
 *Wabtec .............................................    429,900   9,234,252
  Walter Industries ..................................    249,000  10,009,800
                                                                  -----------
                                                                   53,909,468
                                                                  -----------
CONSUMER CYCLICAL-3.43%
 *Furniture Brands International .....................    195,700   4,229,077
  KB HOME ............................................    181,000  13,797,630
 *Lear ...............................................    156,400   5,689,832
*+WCI Communities ....................................    142,300   4,557,869
                                                                  -----------
                                                                   28,274,408
                                                                  -----------
  CONSUMER SERVICES-12.98%
*+AnnTaylor Stores ...................................    311,300   7,558,364
  Belo Class A .......................................    109,300   2,619,921
  Borders Group ......................................    231,100   5,849,141
*+Carter's ...........................................     74,100   4,325,958
  Cato Class A .......................................    525,900  10,859,835
*+Department 56 ......................................    153,000   1,568,250
 *K Swiss ............................................    288,800   9,339,792
 *Kellwood ...........................................    231,200   6,219,280
 *Kenneth Cole Productions Class A ...................    164,700   5,125,464
 *Oakley .............................................    284,600   4,846,738
 *Pier 1 Imports .....................................    426,900   6,057,711
  Reebok International ...............................    179,600   7,512,668
*+Sports Authority ...................................    179,118   5,695,952
*+Stage Stores .......................................    113,500   4,948,600
 *Thor Industries ....................................    255,000   8,014,650
 *Wolverine World Wide ...............................    325,350   7,811,654
*+Zale ...............................................    272,800   8,645,032
                                                                  -----------
                                                                  106,999,010
                                                                  -----------

                                                         NUMBER OF    MARKET
                                                          SHARES      VALUE
  COMMON STOCK (CONTINUED)
  CONSUMER STAPLES-3.03%
 *American Greetings Class A .........................    320,200 $ 8,485,300
  Bunge Limited ......................................    106,700   6,764,780
 +Constellation Brands ...............................    310,800   9,168,600
 +Del Monte Foods ....................................     52,600     566,502
                                                                  -----------
                                                                   24,985,182
                                                                  -----------
  ENERGY-8.62%
*+Energy Partners ....................................    538,800  14,121,948
 +Grey Wolf ..........................................  1,174,000   8,699,340
 +Newfield Exploration ...............................    307,800  12,278,142
*+Newpark Resources ..................................  1,049,500   7,871,250
 *Southwest Gas ......................................    249,000   6,351,990
*+W-H Energy Services ................................    373,500   9,311,355
*+Whiting Petroleum ..................................    341,900  12,414,389
                                                                  -----------
                                                                   71,048,414
                                                                  -----------
  FINANCIAL SERVICES-16.05%
 *AmerUs Group .......................................    213,400  10,253,870
  Bank of Hawaii .....................................     96,300   4,887,225
 *Bankunited Financial Class A .......................    243,400   6,581,536
  Berkley (W.R.) .....................................    313,462  11,184,324
 *Boston Private Financial Holdings ..................    328,500   8,278,200
  Colonial BancGroup .................................    584,700  12,898,481
  Compass Bancshares .................................     96,300   4,333,500
 *First Republic Bank ................................    266,800   9,426,044
 *Greater Bay Bancorp ................................    348,700   9,195,219
 *Harleysville Group .................................    195,700   4,088,173
 *Infinity Property & Casualty .......................    182,600   6,369,088
 *MAF Bancorp ........................................    174,800   7,451,724
 *NBT Bancorp ........................................     54,800   1,295,472
  Platinum Underwriters Holdings .....................    235,100   7,480,882
 *Provident Bankshares ...............................    296,500   9,461,315
 *Republic Bancorp ...................................    417,815   6,258,869
*+Sterling Financial .................................    191,147   7,148,898
*+Triad Guaranty .....................................    113,200   5,704,148
                                                                  -----------
                                                                  132,296,968
                                                                  -----------
  HEALTHCARE-8.18%
*+Alderwoods Group ...................................    551,400   7,923,618
 *Arrow International ................................    143,200   4,568,080
*+Bio-Rad Laboratories Class A .......................    132,300   7,833,483
 *Diagnostic Products ................................    108,400   5,130,572
*+Kindred Healthcare .................................    219,700   8,702,317
 *Owens & Minor ......................................    284,600   9,206,810
*+Par Pharmaceuticals ................................    180,600   5,744,886
*+Pediatrix Medical Group ............................    107,100   7,876,134
*+RehabCare Group ....................................    177,900   4,755,267
 *Service International ..............................    711,500   5,706,230
                                                                  -----------
                                                                   67,447,397
                                                                  -----------
  REAL ESTATE-4.70%
 *Ashford Hospitality Trust ..........................    355,700   3,841,560
  Camden Property Trust ..............................    177,900   9,562,125
  Education Realty Trust .............................    293,900   5,378,370
 *Highland Hospitality ...............................    444,700   4,647,115
  Prentiss Properties Trust ..........................    195,700   7,131,308
  Reckson Associates Realty ..........................    244,300   8,196,265
                                                                  -----------
                                                                   38,756,743
                                                                  -----------

                                                               Small Cap Value-3

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         NUMBER OF    MARKET
                                                          SHARES      VALUE
  COMMON STOCK (CONTINUED)
  TECHNOLOGY-9.34%
*+Bell Microproducts .................................    536,200 $ 5,040,280
*+Checkpoint Systems .................................    338,000   5,982,600
 +Datastream Systems .................................    512,800   3,733,184
*+Entegris ...........................................    578,800   5,730,120
*+Herley Industries ..................................    233,600   4,260,864
 +Insight Enterprises ................................    320,200   6,461,636
*+International Rectifier ............................    160,100   7,639,972
 +NETGEAR ............................................    383,000   7,123,800
*+Overland Storage ...................................    341,200   3,255,048
*+Plexus .............................................    376,600   5,359,018
 *QAD ................................................    335,600   2,584,120
  Symbol Technologies ................................    409,100   4,037,817
*+Synnex .............................................    268,200   4,696,182
 +Tech Data ..........................................    144,600   5,293,806
 *Technitrol .........................................    409,100   5,780,583
                                                                  -----------
                                                                   76,979,030
                                                                  -----------
  TRANSPORTATION-4.18%
 *Alexander & Baldwin ................................    257,800  11,949,030
*+Continental Airlines Class B .......................    231,200   3,070,336
*+Kirby ..............................................    177,900   8,023,290
*+SCS Transportation .................................    121,900   2,169,820
 *SkyWest ............................................    160,100   2,910,618
 +Yellow Roadway .....................................    124,500   6,324,600
                                                                  -----------
                                                                   34,447,694
                                                                  -----------
  UTILITIES-3.58%
 *Black Hills ........................................     88,900   3,275,965
 +El Paso Electric ...................................    303,600   6,208,620
  FairPoint Communications ...........................    325,000   5,248,750
 *Otter Tail .........................................    231,200   6,318,696
  PNM Resources ......................................    293,450   8,454,295
                                                                  -----------
                                                                   29,506,326
                                                                  -----------
  TOTAL COMMON STOCK
  (COST $624,734,591) ................................            781,198,162
                                                                  -----------

                                                          PRINCIPAL   MARKET
                                                           AMOUNT      VALUE
REPURCHASE AGREEMENTS-5.42%
With BNP Paribas 2.70% 7/1/05
 (dated 6/30/05, to be repurchased
 at $27,955,096, collateralized by
 $2,664,000 U.S. Treasury  Bills
 due 7/7/05, market value $2,662,682,
 $5,179,000 U.S. Treasury Bills
 due 8/18/05, market value $5,158,322,
 $2,755,000 U.S. Treasury Bills due
 9/15/05, market value $2,737,720,
 $11,671,000 U.S. Treasury Bills
 due 12/29/05, market value
 $11,481,697, $1,712,000 U.S.
 Treasury Notes 1.875% due 1/31/06,
 market value $1,710,459,
 $778,000 U.S. Treasury Notes
 2.00% due 5/15/06, market value
 $770,101, $2,732,000 U.S. Treasury
 Notes 3.375% due 2/15/08, market
 value $2,746,196 and $1,245,000
 U.S. Treasury Notes 3.50% due
 11/15/06, market value $1,249,135) ................  $27,953,000  $27,953,000
With UBS Warburg 2.70% 7/1/05
 (dated 6/30/05, to be repurchased
 at $16,730,255, collateralized by
 $5,836,000 U.S. Treasury Bills due
 10/13/05, market value $5,782,850,
 $1,546,000 U.S. Treasury Bills
 due 12/22/05, market value
 $1,521,454 and $9,726,000 U.S.
 Treasury Notes 2.00% due 8/31/05,
 market value $9,771,289) ..........................   16,729,000  16,729,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
 (COST $44,682,000) ................................               44,682,000
                                                                  -----------
TOTAL MARKET VALUE OF SECURITIES
 BEFORE SECURITIES LENDING
 COLLATERAL-100.19%
 (COST $669,416,591) ...............................              825,880,162
                                                                  -----------

                                                               Small Cap Value-4

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
SECURITIES LENDING COLLATERAL**-21.85%
Short-Term Investments
Abbey National 3.13% 1/13/06 ........................  $3,914,305  $3,915,896
Australia New Zealand 3.28% 7/31/06 .................   5,289,574   5,289,574
Bank of New York 3.16% 4/4/06 .......................   4,231,659   4,231,659
Bank of the West 3.11% 3/2/06 .......................   5,289,386   5,289,574
Barclays London 3.10% 7/21/05 .......................   5,289,906   5,289,641
Bayerische Landesbank 3.29% 7/31/06 .................   5,288,424   5,289,574
Bear Stearns
   3.14% 1/17/06 ....................................   1,057,890   1,058,453
   3.22% 1/3/06 .....................................   5,287,453   5,289,574
Beta Finance 3.33% 4/18/06 ..........................   5,289,935   5,289,045
Citigroup Global Markets
   3.48% 7/1/05 .....................................  49,019,662  49,019,663
   3.51% 7/7/05 .....................................   5,924,323   5,924,323
Credit Swiss First Boston New York
   3.24% 4/18/06 ....................................   5,712,740   5,712,740
   3.49% 12/29/05 ...................................   1,110,584   1,110,854
Deutsche Bank 3.10% 7/11/05 .........................   4,231,785   4,231,659
Goldman Sachs 3.58% 6/30/06 .........................   5,816,786   5,818,532
Lehman Holdings 3.52% 12/23/05 ......................   5,289,422   5,292,743

                                                       PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Marshall & Ilsley Bank 3.44% 12/29/05 ...............  $5,289,876 $ 5,289,733
Merrill Lynch Mortgage Capital
   3.54% 7/12/05 ....................................   5,289,574   5,289,574
Morgan Stanley
   3.34% 7/31/06 ....................................   1,056,880   1,057,915
   3.62% 6/30/06 ....................................     529,063     528,957
National City Bank 3.31% 1/23/06 ....................   6,030,440   6,030,440
Pfizer 3.12% 7/31/06 ................................   5,077,991   5,077,991
Proctor & Gamble 3.34% 7/31/06 ......................   5,289,574   5,289,574
Royal Bank of Scotland 3.24% 7/31/06 ................   5,290,149   5,289,574
Sigma Finance 3.09% 9/30/05 .........................   4,971,932   4,971,787
Sun Trust Bank 3.27% 8/5/05 .........................   2,644,753   2,644,642
Wal-Mart Funding 3.33% 8/22/05 ......................   4,756,307   4,733,479
Washington Mutual Bank 3.10% 7/8/05 .................   5,289,672   5,289,574
Wells Fargo 3.19% 7/31/06 ...........................   5,289,574   5,289,574
Wilmington Trust Company
   3.25% 8/9/05 .....................................   5,289,778   5,289,618
                                                                  -----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $180,125,936)                                            180,125,936
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES--122.04% (COST $849,542,527) ..................................................   1,006,006,098^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL--(21.85%)** .................................................    (180,125,936)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS--(0.19%) .......................................................      (1,571,068)
                                                                                                                    ------------
NET ASSETS APPLICABLE TO 28,417,891 SHARES OUTSTANDING--100.00% ................................................    $824,309,094
                                                                                                                    ============
NET ASSET VALUE--DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($378,810,321 / 13,052,968 SHARES) .........          $29.02
                                                                                                                          ======
NET ASSET VALUE--DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($445,498,773 / 15,364,923 SHARES) ..........          $28.99
                                                                                                                          ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization--no par) ................................................    $620,918,757
Undistributed net investment income ............................................................................         896,192
Accumulated net realized gain on investments ...................................................................      46,030,574
Net unrealized appreciation of investments .....................................................................     156,463,571
                                                                                                                    ------------
Total net assets ...............................................................................................    $824,309,094
                                                                                                                    ============

-------------------
 +Non-income producing security for the period ended June 30, 2005. *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
 ^Includes $175,412,922 of securities loaned.

                             See accompanying notes

                                                               Small Cap Value-5

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)


INVESTMENT INCOME:
Dividends ................................................  $  3,590,859
Interest .................................................       588,730
Securities lending income ................................       107,962
                                                            ------------
                                                               4,287,551
                                                            ------------

EXPENSES:
Management fees ..........................................     2,796,339
Distribution expenses - Service Class ....................       612,519
Accounting and administration expenses ...................       125,534
Legal and professional fees ..............................        57,411
Reports and statements to shareholders ...................        54,924
Dividend disbursing and transfer agent
 fees and expenses .......................................        38,299
Insurance ................................................        37,965
Trustees' fees ...........................................        18,625
Custodian fees ...........................................        14,739
Taxes ....................................................        12,584
Registration fees ........................................         3,609
Pricing fees .............................................           184
Other ....................................................        18,171
                                                            ------------
                                                               3,790,903
Less waiver of distribution expenses - Service Class .....      (102,086)
Less expense paid indirectly .............................        (1,909)
                                                            ------------
Total expenses                                                 3,686,908
                                                            ------------

NET INVESTMENT INCOME                                            600,643
                                                            ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .........................    46,810,975
Net change in unrealized appreciation/
   depreciation of investments ...........................   (24,001,522)
                                                            ------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ........................................    22,809,453
                                                            ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................  $ 23,410,096
                                                            ============
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                    ENDED
                                                   6/30/05          YEAR ENDED
                                                 (UNAUDITED)         12/31/04
                                               --------------       ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................  $    600,643     $  1,971,852
Net realized gain on investments .............    46,810,975       57,913,277
Net change in unrealized appreciation/
   depreciation of investments ...............   (24,001,522)      63,181,985
                                                ------------     ------------
Net increase in net assets resulting
    from operations ..........................    23,410,096      123,067,114
                                                ------------     ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ............................    (1,473,097)        (565,239)
   Service Class .............................      (661,999)         (53,872)
Net realized gain on investments:
   Standard Class ............................   (27,988,835)      (5,641,727)
   Service Class .............................   (29,872,730)      (5,699,617)
                                                ------------     ------------
                                                 (59,996,661)     (11,960,455)
                                                ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ............................    91,058,815       71,444,461
   Service Class .............................    51,664,570      108,404,293
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ............................    29,461,932        6,206,966
   Service Class .............................    30,534,729        5,753,489
                                                ------------     ------------
                                                 202,720,046      191,809,209
                                                ------------     ------------
Cost of shares repurchased:
   Standard Class ............................   (62,427,264)     (55,869,876)
   Service Class .............................   (18,286,214)     (22,826,047)
                                                ------------     ------------
                                                 (80,713,478)     (78,695,923)
                                                ------------     ------------

Increase in net assets derived from
   capital share transactions ................   122,006,568      113,113,286
                                                ------------     ------------

NET INCREASE IN NET ASSETS ...................    85,420,003      224,219,945

NET ASSETS:
Beginning of period ..........................   738,889,091      514,669,146
                                                ------------     ------------
End of period (including undistributed
   net investment income of $896,192
   and $2,430,645, respectively) .............  $824,309,094     $738,889,091
                                                ============     ============

                             See accompanying notes

                                                               Small Cap Value-6

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         VIP SMALL CAP VALUE SERIES STANDARD CLASS
                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                            (UNAUDITED)  12/31/04     12/31/03     12/31/02    12/31/01     12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .......................  $30.450     $25.640      $18.140     $19.530      $17.650     $15.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................    0.041       0.122        0.068       0.101        0.162       0.182
Net realized and unrealized gain (loss) on investments .....    0.809       5.270        7.513      (1.149)       1.899       2.524
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.850       5.392        7.581      (1.048)       2.061       2.706
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.114)     (0.053)      (0.081)     (0.104)      (0.181)     (0.185)
Net realized gain on investments ...........................   (2.166)     (0.529)           -      (0.238)           -      (0.231)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (2.280)     (0.582)      (0.081)     (0.342)      (0.181)     (0.416)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $29.020     $30.450      $25.640     $18.140      $19.530     $17.650
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ............................................    2.99%      21.48%       41.98%      (5.60%)      11.84%      18.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................... $378,810    $339,542     $265,739    $170,630     $152,827    $103,914
Ratio of expenses to average net assets ....................    0.83%       0.83%        0.86%       0.85%        0.84%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    0.83%       0.83%        0.86%       0.85%        0.86%       0.89%
Ratio of net investment income to average net assets .......    0.29%       0.46%        0.32%       0.52%        0.89%       1.18%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    0.29%       0.46%        0.32%       0.52%        0.87%       1.14%
Portfolio turnover .........................................      37%         37%          41%         43%          73%         84%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-7

DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             VIP SMALL CAP VALUE SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                                                       5/1/00(2)
                                                             6/30/05(1)                            YEAR ENDED                  TO
                                                            (UNAUDITED)   12/31/04     12/31/03    12/31/02    12/31/01     12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .......................  $30.390     $25.610      $18.130     $19.520      $17.650     $14.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...................................    0.006       0.056        0.020       0.072        0.135       0.124
Net realized and unrealized gain (loss) on investments .....    0.808       5.258        7.512      (1.147)       1.900       2.666
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.814       5.314        7.532      (1.075)       2.035       2.790
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.048)     (0.005)      (0.052)     (0.077)      (0.165)          -
Net realized gain on investments ...........................   (2.166)     (0.529)           -      (0.238)           -           -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (2.214)     (0.534)      (0.052)     (0.315)      (0.165)          -
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $28.990     $30.390      $25.610     $18.130      $19.520     $17.650
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ............................................    2.87%      21.16%       41.66%      (5.72%)      11.68%      18.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................... $445,499    $399,347     $248,930    $124,241      $46,049      $1,254
Ratio of expenses to average net assets ....................    1.08%       1.08%        1.08%       1.00%        0.99%       1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.13%       1.13%        1.11%       1.00%        1.01%       1.06%
Ratio of net investment income to average net assets .......    0.04%       0.21%        0.10%       0.37%        0.74%       1.02%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly    (0.01%)      0.16%        0.07%       0.37%        0.72%       0.96%
Portfolio turnover .........................................      37%         37%          41%         43%          73%         84%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-8

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $1,909. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.


                                                               Small Cap Value-9

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,
        INVESTMENT               TRANSFER AGENT,           OTHER EXPENSES
        MANAGEMENT        ACCOUNTING AND ADMINISTRATION       PAYABLE
      FEE PAYABLE TO           AND OTHER EXPENSES              TO DMC
           DMC                   PAYABLE TO DSC           AND AFFILIATES*
      --------------      -----------------------------   ---------------
        $487,541                     $33,702                 $94,073

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $21,043 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

   Purchases ..................................      $197,109,218
   Sales ......................................      $135,205,016

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE               AGGREGATE
     COST OF          UNREALIZED              UNREALIZED             NET
   INVESTMENTS       APPRECIATION            DEPRECIATION        APPRECIATION
   ------------      ------------            -------------       ------------
   $850,174,465      $175,385,057            $(19,553,424)       $155,831,633

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                    SIX MONTHS        YEAR
                                                       ENDED         ENDED
                                                     6/30/05*      12/31/04
                                                    ----------     --------
   Ordinary income ..............................   $19,979,752  $ 3,256,134
   Long term capital gain .......................    40,016,909    8,704,321
                                                    -----------  -----------
   Total ........................................   $59,996,661  $11,960,455
                                                    ===========  ===========

* Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

                                                              Small Cap Value-10

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
Shares of beneficial interest ...........................   $620,918,757
Undistributed ordinary income ...........................     14,697,292
Undistributed long-term capital gain ....................     32,861,412
Unrealized appreciation of investments ..................    155,831,633
                                                            ------------
Net assets ..............................................   $824,309,094
                                                            ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       SIX MONTHS     YEAR
                                                          ENDED      ENDED
                                                         6/30/05    12/31/04
                                                       ----------   --------
Shares sold:
   Standard Class ...................................   3,054,315   2,661,557
   Service Class ....................................   1,789,737   4,063,587
Shares issued upon reinvestment of dividends
 and distributions:
   Standard Class ...................................   1,042,531     244,465
   Service Class ....................................   1,080,493     226,605
                                                       ----------  ----------
                                                        6,967,076   7,196,214
                                                       ----------  ----------
Shares repurchased:
   Standard Class ...................................  (2,195,438) (2,118,190)
   Service Class ....................................    (645,339)   (869,992)
                                                       ----------  ----------
                                                       (2,840,777) (2,988,182)
                                                       ----------  ----------
Net increase ........................................   4,126,299   4,208,032
                                                       ==========  ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005 or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $175,412,922, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                              Small Cap Value-11

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.








================================================================================




--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                              Small Cap Value-12

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   To elect a Board of Trustees for the Trust.
                                                                   SHARES VOTED
                                                         SHARES      WITHHELD
                                                        VOTED FOR   AUTHORITY
                                                      -----------  ------------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                           FOR       AGAINST      ABSTAIN
                                                       ----------   ---------    ---------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF SMALL CAP VALUE SERIES INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Small Cap Value Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                              Small Cap Value-13

DELAWARE VIP SMALL CAP VALUE SERIES
BOARD CONSIDERATION OF SMALL CAP VALUE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all small cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Series' total return for the three and five year periods was in the first quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                              Small Cap Value-14

DELAWARE VIP SMALL CAP VALUE SERIES
BOARD CONSIDERATION OF SMALL CAP VALUE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series' assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

                                                              Small Cap Value-15

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
DISCLOSURE OF SERIES EXPENSES For
the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   EXPENSES
                                                           BEGINNING     ENDING                   PAID DURING
                                                            ACCOUNT      ACCOUNT      ANNUALIZED    PERIOD
                                                             VALUE        VALUE         EXPENSE    1/1/05 TO
                                                            1/1/05       6/30/05        RATIOS      6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00     $957.00         0.87%        $4.22
Service Class                                               1,000.00      956.30         1.12%         5.43
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,020.48         0.87%        $4.36
Service Class                                               1,000.00    1,019.24         1.12%         5.61
-----------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                         Trend-1

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
COMMON STOCK                                                   97.60%
-----------------------------------------------------------------------
Basic Industry/Capital Goods                                    5.15%
Business Services                                              10.03%
Consumer Durables                                               0.76%
Consumer Non-Durables                                          12.19%
Consumer Services                                              13.91%
Energy                                                          0.57%
Financial                                                       8.58%
Healthcare                                                     22.32%
Technology                                                     21.01%
Transportation                                                  3.08%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.45%
-----------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  23.91%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              122.96%
-----------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (23.91%)
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.95%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------


                                                                         Trend-2

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
  COMMON STOCK-97.60%
  BASIC INDUSTRY/CAPITAL GOODS-5.15%
 *AMCOL International ........................          190,200      $ 3,573,858
 +Mettler-Toledo International ...............          187,400        8,729,092
  MSC Industrial Direct Class A ..............          327,700       11,059,875
 +Paxar ......................................          307,600        5,459,900
                                                                     -----------
                                                                      28,822,725
                                                                     -----------
  BUSINESS SERVICES-10.03%
*+Advisory Board .............................          177,600        8,656,224
*+Bright Horizons Family Solutions ...........          219,300        8,929,896
 +Fisher Scientific International ............          157,500       10,221,750
 +Monster Worldwide ..........................          391,800       11,236,824
*+Resources Connection .......................          388,700        9,029,501
*+United Rentals .............................          396,900        8,021,349
                                                                     -----------
                                                                      56,095,544
                                                                     -----------
  CONSUMER DURABLES-0.76%
 *Gentex .....................................          232,600        4,233,320
                                                                     -----------
                                                                       4,233,320
                                                                     -----------
  CONSUMER NON-DURABLES-12.19%
*+Carter's ...................................          264,000       15,412,320
 +Coach ......................................          750,100       25,180,857
*+Cost Plus ..................................          129,225        3,222,872
*+Dick's Sporting Goods ......................          124,400        4,800,596
*+Peet's Coffee & Tea ........................          148,700        4,913,048
  PETsMART ...................................          374,900       11,378,215
 +Too ........................................          140,900        3,292,833
                                                                     -----------
                                                                      68,200,741
                                                                     -----------
  CONSUMER SERVICES-13.91%
*+CEC Entertainment ..........................          166,100        6,991,149
 +Cheesecake Factory .........................          323,937       11,250,332
 *Four Seasons Hotels ........................          146,900        9,710,090
 +Getty Images ...............................          187,500       13,923,750
*+Kerzner International ......................          114,700        6,532,165
*+Sonic ......................................          297,443        9,080,935
*+West .......................................          270,800       10,398,720
*+Wynn Resorts ...............................          209,200        9,888,884
                                                                     -----------
                                                                      77,776,025
                                                                     -----------
  ENERGY-0.57%
 *Carbo Ceramics .............................           40,700        3,213,672
                                                                     -----------
                                                                       3,213,672
                                                                     -----------
  FINANCIAL-8.58%
  City National ..............................          112,100        8,038,691
  Delphi Financial Group Class A .............           82,900        3,660,035
  Downey Financial ...........................           99,300        7,268,760
  IPC Holdings ...............................          140,700        5,574,534
  PartnerRe ..................................          137,200        8,838,424
  Sovereign Bancorp ..........................          221,200        4,941,608
  Webster Financial ..........................          123,500        5,766,215
  Westcorp ...................................           74,300        3,894,806
                                                                     -----------
                                                                      47,983,073
                                                                     -----------
                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
  COMMON STOCK (CONTINUED)
  HEALTHCARE-22.32%
*+Align Technology .........................           579,900      $  4,273,863
*+Amylin Pharmaceuticals ...................           519,800        10,879,414
 +Conceptus ................................           298,400         1,685,960
 +CV Therapeutics ..........................           164,900         3,697,058
 +Cytyc ....................................           226,000         4,985,560
*+Digene ...................................           261,400         7,235,552
*+Encysive Pharmaceuticals .................           798,300         8,629,623
 +Exelixis .................................           445,200         3,307,836
*+First Horizon Pharmaceutical .............           275,400         5,243,616
 *Medicis Pharmaceutical Class A ...........           197,500         6,266,675
 *Mentor ...................................            93,000         3,857,640
 +MGI Pharma ...............................           318,300         6,926,208
*+Nektar Therapeutics ......................           635,800        10,706,872
 +Neurocrine Biosciences ...................           142,600         5,997,756
*+Par Pharmaceuticals ......................           164,800         5,242,288
 +Protein Design Labs ......................           831,100        16,796,530
*+Telik ....................................           465,700         7,572,282
*+United Therapeutics ......................           239,600        11,548,720
                                                                    ------------
                                                                     124,853,453
                                                                    ------------
  TECHNOLOGY-21.01%
*+Akamai Technologies ......................           526,000         6,906,380
*+American Reprographics ...................           182,800         2,941,252
*+Cymer ....................................           305,800         8,057,830
 +Fairchild Semiconductor Class A ..........           369,400         5,448,650
*+Foundry Networks .........................           673,500         5,812,305
  Henry (Jack) & Associates ................           444,100         8,131,471
 +Hyperion Solutions .......................           158,500         6,378,040
 +Integrated Circuit Systems ...............           362,300         7,477,872
*+Micrel ...................................           521,900         6,012,288
 +NAVTEQ ...................................           179,100         6,658,938
*+Opsware ..................................         1,098,800         5,625,856
 +Polycom ..................................           323,200         4,818,912
*+Power Integrations .......................           292,400         6,307,068
 +RSA Security .............................           296,900         3,408,412
 +salesforce.com ...........................           273,600         5,603,328
 +Sanmina-SCI ..............................           652,300         3,568,081
*+Silicon Image ............................           503,200         5,162,832
 +Skyworks Solutions .......................           400,100         2,948,737
*+Tekelec ..................................           479,700         8,058,960
 +Vishay Intertechnology ...................           427,500         5,074,425
 +Wind River Systems .......................           198,600         3,114,048
                                                                    ------------
                                                                     117,515,685
                                                                    ------------
  TRANSPORTATION-3.08%
  Hunt (J.B.) Transport ....................           415,400         8,017,220
 *UTi Worldwide ............................           132,000         9,189,840
                                                                    ------------
                                                                      17,207,060
                                                                    ------------
  TOTAL COMMON STOCK
    (COST $395,675,752) ....................                         545,901,298
                                                                    ------------

                                                                         Trend-3

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT       VALUE
REPURCHASE AGREEMENTS-1.45%
With BNP Paribas 2.70% 7/1/05
  (dated 6/30/05, to be repurchased at
  $5,069,380, collateralized by $483,000
  U.S. Treasury Bills due 7/7/05, market
  value $482,813, $939,000 U.S. Treasury
  Bills due 8/18/05, market value $935,337,
  $500,000 U.S. Treasury Bills due 9/15/05,
  market value $496,419, $2,116,000 U.S.
  Treasury Bills due 12/29/05, market value
  $2,081,928, $310,000 U.S. Treasury Notes
  1.875% due 1/31/06, market value $310,150,
  $141,000 U.S. Treasury Notes 2.00% due
  5/15/06, market value $139,639, $495,000
  U.S. Treasury Notes 3.375% due 2/15/08,
  market value $497,956 and $226,000
  U.S. Treasury Notes 3.50% due 11/15/06,
  market value $226,500) ...........................  $5,069,000    $  5,069,000
With UBS Warburg 2.70% 7/1/05
  (dated 6/30/05, to be repurchased at
  $3,033,227, collateralized by $1,058,000
  U.S. Treasury Bills due 10/13/05, market
  value $1,048,580, $280,000 U.S. Treasury
  Bills due 12/22/05, market value $275,879
  and $1,764,000 U.S. Treasury Notes 2.00%
  due 8/31/05, market value $1,771,787) ............   3,033,000       3,033,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $8,102,000) ................................                   8,102,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES LENDING
  COLLATERAL-99.05%
  (COST $403,777,752) ..............................                 554,003,298
                                                                    ------------

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
SECURITIES LENDING COLLATERAL**-23.91%
SHORT-TERM INVESTMENTS
Abbey National 3.13% 1/13/06 .................     $  2,906,271     $  2,907,452
Australia New Zealand 3.28% 7/31/06 ..........        3,927,373        3,927,373
Bank of New York 3.16% 4/4/06 ................        3,141,898        3,141,898
Bank of the West 3.11% 3/2/06 ................        3,927,233        3,927,373
Barclays London 3.10% 7/21/05 ................        3,927,619        3,927,422
Bayerische Landesbank 3.29% 7/31/06 ..........        3,926,519        3,927,373
Bear Stearns
  3.14% 1/17/06 ..............................          785,456          785,874
  3.22% 1/3/06 ...............................        3,925,798        3,927,373
Beta Finance 3.33% 4/18/06 ...................        3,927,641        3,926,980
Citigroup Global Markets
  3.48% 7/1/05 ...............................       36,395,839       36,395,839
  3.51% 7/7/05 ...............................        4,398,658        4,398,657
Credit Suisse First Boston New York
  3.24% 4/18/06 ..............................        4,241,563        4,241,562
  3.49% 12/29/05 .............................          824,580          824,781
Deutsche Bank London 3.10% 7/11/05 ...........        3,141,992        3,141,898
Goldman Sachs 3.58% 6/30/06 ..................        4,318,814        4,320,110
Lehman Holdings 3.52% 12/23/05 ...............        3,927,260        3,929,726
Marshall & Ilsley Bank 3.44% 12/29/05 ........        3,927,597        3,927,491
Merrill Lynch Mortgage Capital
  3.54% 7/12/05 ..............................        3,927,373        3,927,373
Morgan Stanley
  3.34% 7/31/06 ..............................          784,706          785,474
  3.62% 6/30/06 ..............................          392,816          392,737
National City Bank 3.31% 1/23/06 .............        4,477,447        4,477,447
Pfizer 3.12% 7/31/06 .........................        3,770,278        3,770,278
Proctor & Gamble 3.34% 7/31/06 ...............        3,927,373        3,927,373
Royal Bank of Scotland 3.24% 7/31/06 .........        3,927,800        3,927,373
Sigma Finance 3.09% 9/30/05 ..................        3,691,532        3,691,424
Sun Trust Bank 3.27% 8/5/05 ..................        1,963,661        1,963,579
Wal Mart Funding 3.33% 8/22/05 ...............        3,531,436        3,514,486
Washington Mutual Bank 3.10% 7/8/05 ..........        3,927,445        3,927,373
Wells Fargo 3.19% 7/31/06 ....................        3,927,373        3,927,373
Wilmington Trust Company 3.25% 8/9/05 ........        3,927,524        3,927,405
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
  (COST $133,738,877) ........................                       133,738,877
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-122.96% (COST $537,516,629).....................................................    687,742,175^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(23.91%)....................................................   (133,738,877)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.95%............................................................      5,290,716
                                                                                                                    ------------
NET ASSETS APPLICABLE TO 19,051,801 SHARES OUTSTANDING-100.00%...................................................   $559,294,014
                                                                                                                    ============

NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($449,264,150 / 15,274,264 SHARES)......................         $29.41
                                                                                                                          ======

NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($110,029,864 / 3,777,537 SHARES)........................         $29.13
                                                                                                                          ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)...................................................   $535,097,894
Accumulated net realized loss on investments.....................................................................   (126,029,452)
Net unrealized appreciation of investments.......................................................................    150,225,572
                                                                                                                    ------------
Total net assets.................................................................................................   $559,294,014
                                                                                                                    ============

 *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
 +Non-income producing security for the period ended June 30, 2005. ^Includes $130,876,859 of securities loaned.

                             See accompanying notes

                                                                         Trend-4

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)


INVESTMENT INCOME:
Dividends .....................................................    $    966,216
Interest ......................................................         156,501
Securities lending income .....................................          85,239
Foreign tax withheld ..........................................            (984)
                                                                   ------------
                                                                      1,206,972
                                                                   ------------
EXPENSES:
Management fees ...............................................       2,089,543
Distribution expenses - Service Class .........................         158,498
Reports and statements to shareholders ........................          95,852
Accounting and administration expenses ........................          92,187
Insurance fees ................................................          47,200
Legal and professional fees ...................................          42,330
Dividend disbursing and transfer agent fees
   and expenses ...............................................          28,199
Trustees' fees ................................................          13,896
Taxes .........................................................          12,000
Custodian fees ................................................           9,825
Pricing fees ..................................................             125
Registration fees .............................................              16
Other .........................................................          11,937
                                                                   ------------
                                                                      2,601,608
Less waiver of distribution expenses - Service Class ..........         (26,416)
Less expense paid indirectly ..................................             (16)
                                                                   ------------
Total expenses ................................................       2,575,176
                                                                   ------------

NET INVESTMENT LOSS ...........................................      (1,368,204)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
Net realized gain on investments ..............................      15,388,722
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies .........     (42,895,147)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .............................................     (27,506,425)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................    $(28,874,629)
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED
                                                        6/30/05     YEAR ENDED
                                                      (UNAUDITED)    12/31/04
                                                      -----------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ...............................  $ (1,368,204) $ (2,478,518)
Net realized gain on investments
   and foreign currencies .........................    15,388,722    37,083,317
Net change in unrealized appreciation/
   depreciation of investments
   and foreign currencies .........................   (42,895,147)   35,452,594
                                                     ------------  ------------
Net increase (decrease) in net assets
   resulting from operations ......................   (28,874,629)   70,057,393
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................     5,217,941    24,635,945
   Service Class ..................................    16,402,029    54,793,820
                                                     ------------  ------------
                                                       21,619,970    79,429,765
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class .................................   (53,273,947)  (78,371,317)
   Service Class ..................................   (11,401,473)  (11,382,531)
                                                     ------------  ------------
                                                      (64,675,420)  (89,753,848)
                                                     ------------  ------------
Decrease in net assets derived from
   capital share transactions .....................   (43,055,450)  (10,324,083)
                                                     ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS ..................................   (71,930,079)   59,733,310

NET ASSETS:
Beginning of period ...............................   631,224,093   571,490,783
                                                     ------------  ------------
End of period (there was no undistributed
   net investment income at either
   period end) ....................................  $559,294,014  $631,224,093
                                                     ============  ============

                             See accompanying notes

                                                                         Trend-5

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP TREND SERIES STANDARD CLASS

                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/05(1)                          YEAR ENDED
                                                            (UNAUDITED)  12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period ....................     $30.730     $27.290      $20.200     $25.230      $29.800     $33.660

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ..................................      (0.062)     (0.108)      (0.082)     (0.085)      (0.086)     (0.051)
Net realized and unrealized gain (loss)
   on investments and foreign currencies ................      (1.258)      3.548        7.172      (4.945)      (4.484)     (1.676)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ........................      (1.320)      3.440        7.090      (5.030)      (4.570)     (1.727)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments ........................           -           -            -           -            -      (2.133)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .......................           -           -            -           -            -      (2.133)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $29.410     $30.730      $27.290     $20.200      $25.230     $29.800
                                                              =======     =======      =======     =======      =======     =======

Total return(3) .........................................      (4.30%)     12.60%       35.10%     (19.94%)     (15.34%)     (6.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................    $449,264    $521,392     $515,829    $415,098     $590,742    $760,320
Ratio of expenses to average net assets .................       0.87%       0.84%        0.84%       0.84%        0.85%       0.83%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ......       0.87%       0.84%        0.84%       0.84%        0.90%       0.84%
Ratio of net investment loss to average net assets ......      (0.44%)     (0.38%)      (0.36%)     (0.38%)      (0.35%)     (0.14%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ...      (0.44%)     (0.38%)      (0.36%)     (0.38%)      (0.40%)     (0.15%)
Portfolio turnover ......................................         52%         48%          50%         43%          51%         61%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-6

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP TREND SERIES SERVICE CLASS

                                                            SIX MONTHS
                                                               ENDED                                                       5/1/00(2)
                                                             6/30/05(1)                          YEAR ENDED                   TO
                                                            (UNAUDITED)  12/31/04     12/31/03    12/31/02     12/31/01    12/31/00
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ....................     $30.460     $27.120      $20.120     $25.170      $29.770     $35.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ..................................      (0.097)     (0.178)      (0.135)     (0.117)      (0.122)     (0.074)
Net realized and unrealized gain (loss)
   on investments and foreign currencies ................      (1.233)      3.518        7.135      (4.933)      (4.478)     (5.416)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ........................      (1.330)      3.340        7.000      (5.050)      (4.600)     (5.490)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $29.130     $30.460      $27.120     $20.120      $25.170     $29.770
                                                              =======     =======      =======     =======      =======     =======

Total return(4) .........................................      (4.37%)     12.32%       34.79%     (20.06%)     (15.45%)    (15.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................    $110,030    $109,832      $55,662     $22,136      $13,950      $8,363
Ratio of expenses to average net assets .................       1.12%       1.09%        1.06%       0.99%        1.00%       1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ......       1.17%       1.14%        1.09%       0.99%        1.05%       1.01%
Ratio of net investment loss to average net assets ......      (0.69%)     (0.63%)      (0.58%)     (0.53%)      (0.50%)     (0.31%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ...      (0.74%)     (0.68%)      (0.61%)     (0.53%)      (0.55%)     (0.32%)
Portfolio turnover ......................................         52%         48%          50%         43%          51%         61%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-7

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $16. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                         Trend-8

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                             DIVIDEND DISBURSING,
    INVESTMENT                  TRANSFER AGENT,              OTHER EXPENSES
    MANAGEMENT           ACCOUNTING AND ADMINISTRATION           PAYABLE
   FEE PAYABLE TO           FEES AND OTHER EXPENSES               TO DMC
       DMC                      PAYABLE TO DSC                AND AFFILIATES*
   --------------        -----------------------------        ---------------
     $340,746                      $23,108                       $27,092

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $14,986 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ......................     $142,714,888
Sales ..........................      183,600,528

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE          AGGREGATE
     COST OF            UNREALIZED         UNREALIZED        NET UNREALIZED
   INVESTMENTS         APPRECIATION       DEPRECIATION        APPRECIATION
   -----------         ------------       ------------       --------------
   $541,076,360        $173,333,300       $(26,667,485)       $146,665,815

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2005 and the year ended December 31, 2004.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $535,097,894
Capital loss carryforwards .......................   (122,469,721)
Unrealized appreciation of investments ...........    146,665,841
                                                     ------------
Net assets .......................................   $559,294,014
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                      ACCUMULATED
                          NET                    PAID-IN
                    INVESTMENT LOSS              CAPITAL
                    ---------------              -------
                      $1,368,204               $(1,368,204)

                                                                         Trend-9

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $100,657,489 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

For the six months ended June 30, 2005, the Series had capital gains of $13,651,508 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     SIX MONTHS      YEAR
                                                       ENDED         ENDED
                                                      6/30/05      12/31/04
                                                      -------      --------
Shares sold:
   Standard Class ..............................       182,931        856,439
   Service Class ...............................       580,192      1,960,299
                                                    ----------    -----------
                                                       763,123      2,816,738
                                                    ----------    -----------

Shares repurchased:
   Standard Class ..............................    (1,878,172)    (2,790,676)
   Service Class ...............................      (407,917)      (407,246)
                                                    ----------    -----------
                                                    (2,286,089)    (3,197,922)
                                                    ----------    -----------
Net decrease ...................................    (1,522,966)      (381,184)
                                                    ==========    ===========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $130,876,859, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                                        Trend-10

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (Unaudited)

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

================================================================================

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------



                                                                        Trend-11

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                SHARES VOTED
                                    SHARES        WITHHELD
                                   VOTED FOR      AUTHORITY
                                  -----------   ------------
Thomas L. Bennett                 195,857,735     7,726,247
Jude T. Driscoll                  195,386,639     8,197,343
John A. Fry                       195,459,215     8,124,767
Anthony D. Knerr                  195,374,740     8,209,242
Lucinda S. Landreth               195,805,295     7,778,687
Ann R. Leven                      195,355,426     8,228,556
Thomas F. Madison                 195,231,994     8,351,988
Janet L. Yeomans                  195,442,425     8,141,556
J. Richard Zecher                 195,743,129     7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                     FOR           AGAINST         ABSTAIN
                                  ----------      ---------       ---------
VIP Balanced                       3,024,319        247,931         162,464
VIP Capital Reserves               2,214,642        284,537         123,771
VIP Cash Reserve                  24,386,841      2,137,713       4,143,088
VIP Diversified Income             4,942,477        197,280         405,665
VIP Emerging Markets               2,389,387         64,565          69,846
VIP Global Bond                    4,860,226        952,515         513,997
VIP Growth Opportunities           3,976,290        379,092         222,082
VIP High Yield                    26,138,105      1,728,077       3,659,600
VIP International Value Equity     5,833,921        640,308         361,249
VIP REIT                          32,987,415      3,440,209       2,461,657
VIP Select Growth                  2,589,787        355,194         121,086
VIP Small Cap Value               18,214,765      2,031,679       2,072,088
VIP Trend                         16,000,639      2,149,514       1,532,858
VIP U.S. Growth                    6,166,016        404,788         368,892
VIP Value                         15,502,142      1,842,020       1,283,116

BOARD CONSIDERATION OF TREND SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Trend Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.


                                                                        Trend-12

DELAWARE VIP TREND SERIES
BOARD CONSIDERATION OF TREND SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Series' total return for the three and five year periods was in the second quartile and that the Series' total return for the 10 year period was in the first quartile. The Board noted that the Series' performance results were mixed. The Board also noted that there had been recent transitions in the Series' portfolio management team. Management explained that recent departures provided an opportunity to recruit additional investment personnel, as well as an opportunity to review the investment process and compensation structure to determine what changes could be made to enhance performance. The Board was satisfied that management was taking effective action to enhance Series performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

                                                                        Trend-13

DELAWARE VIP TREND SERIES
BOARD CONSIDERATION OF TREND SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series' assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.



                                                                        Trend-14

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   EXPENSES
                                                           BEGINNING     ENDING                  PAID DURING
                                                            ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                             VALUE        VALUE        EXPENSE    1/1/05 TO
                                                             1/1/05      6/30/05        RATIOS     6/30/05*
---------------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,008.00         0.75%      $3.73
Service Class                                               1,000.00    1,008.40         1.00%       4.98
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,021.08         0.75%      $3.76
Service Class                                               1,000.00    1,019.84         1.00%       5.01
---------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                   U.S. Growth-1

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                           PERCENTAGE
SECTOR                                                   OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   97.32%
-------------------------------------------------------------------------
Basic Industry/Capital Goods                                    2.97%
Business Services                                              17.20%
Consumer Non-Durables                                          14.41%
Consumer Services                                              20.12%
Financial                                                       4.06%
Healthcare                                                     17.56%
Technology                                                     21.00%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.92%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.24%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.24)%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------


                                                                   U.S. Growth-2

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                        NUMBER OF      MARKET
                                                         SHARES        VALUE
   COMMON STOCK-97.32%
   BASIC INDUSTRY/CAPITAL GOODS-2.97%
   Praxair .....................................        32,500      $ 1,514,500
                                                                   ------------
                                                                      1,514,500
                                                                   ------------
   BUSINESS SERVICES-17.20%
   Expeditors International Washington .........        32,500        1,618,825
   First Data ..................................        58,000        2,328,120
   Moody's .....................................        34,000        1,528,640
   Paychex .....................................        50,000        1,627,000
   United Parcel Service Class B ...............        24,000        1,659,840
                                                                   ------------
                                                                      8,762,425
                                                                   ------------
   CONSUMER NON-DURABLES-14.41%
   Gillette ....................................        35,000        1,772,050
   Staples .....................................        95,000        2,025,400
   Wal-Mart Stores .............................        33,500        1,614,700
   Walgreen ....................................        42,000        1,931,580
                                                                   ------------
                                                                      7,343,730
                                                                   ------------
   CONSUMER SERVICES-20.12%
  +eBay ........................................        50,000        1,650,500
   International Game Technology ...............        60,500        1,703,075
  +Liberty Global Class A ......................        42,000        1,960,140
  +MGM MIRAGE ..................................        36,000        1,424,880
  +Weight Watchers International ...............        33,500        1,728,935
  +XM Satellite Radio Holdings Class A .........        53,000        1,783,980
                                                                   ------------
                                                                     10,251,510
                                                                   ------------
   FINANCIAL-4.06%
   Chicago Mercantile Exchange .................         7,000        2,068,500
                                                                   ------------
                                                                      2,068,500
                                                                   ------------
   HEALTHCARE-17.56%
   Allergan ....................................        24,000        2,045,760
  +Genentech ...................................        32,000        2,568,960
   UnitedHealth Group ..........................        23,000        1,199,220
  +WellPoint ...................................        22,000        1,532,080
  +Zimmer Holdings .............................        21,000        1,599,570
                                                                   ------------
                                                                      8,945,590
                                                                   ------------
   TECHNOLOGY-21.00%
  +Intuit ......................................        35,500        1,601,405
  +Lexmark International Class A ...............         6,700          434,361
   Microsoft ...................................        80,000        1,987,200
  +NAVTEQ ......................................        30,000        1,115,400

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
  COMMON STOCK (CONTINUED)
  TECHNOLOGY (CONTINUED)
 +NEXTEL Communications Class A .................           50,000  $  1,615,500
  QUALCOMM ......................................           80,000     2,640,800
 +SanDisk .......................................           55,000     1,305,150
                                                                   ------------
                                                                     10,699,816
                                                                   ------------
  TOTAL COMMON STOCK
  (COST $46,193,724) ............................                   49,586,071
                                                                   ------------
                                                       PRINCIPAL
                                                        AMOUNT

  REPURCHASE AGREEMENTS-2.92%
  With BNP Paribas 2.70% 7/1/05
   (dated 6/30/05, to be
   repurchased at $931,570,
   collateralized by $88,800 U.S.
   Treasury Bills due 7/7/05,
   market value $88,732, $172,600
   U.S. Treasury Bills due
   8/18/05, market value $171,898,
   $91,800 U.S. Treasury Bills due
   9/15/05, market value $91,233,
   $388,900 U.S. Treasury Bills
   due 12/29/05, market value
   $382,620, $57,000 U.S. Treasury
   Notes 1.875% due 1/31/06,
   market value $57,000, $25,900
   U.S. Treasury Notes 2.00% due
   5/15/06, market value $25,663,
   $91,100 U.S. Treasury Notes
   3.375% due 2/15/08, market
   value $91,515 and $41,500 U.S.
   Treasury Notes 3.50% due
   11/15/06, market value $41,627)...............       $931,500        931,500

  With UBS Warburg 2.70% 7/1/05
   (dated 6/30/05, to be
   repurchased at $557,542,
   collateralized by $194,500 U.S.
   Treasury Bills due 10/13/05,
   market value $192,710, $51,500
   U.S. Treasury Bills due
   12/22/05, market value $50,701
   and $324,100 U.S. Treasury
   Notes 2.00% due 8/31/05, market
   value $325,622) ..............................       557,500         557,500
                                                                     ----------
 TOTAL REPURCHASE AGREEMENTS
  (COST $1,489,000) .............................                     1,489,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-100.24% (COST $47,682,724).........................................................  51,075,071

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.24%) ............................................................    (122,394)
                                                                                                                     -----------
NET ASSETS APPLICABLE TO 7,450,432 SHARES OUTSTANDING-100.00% ...................................................... $50,952,677
                                                                                                                     ===========
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($11,548,138 / 1,687,595 SHARES).....................       $6.84
                                                                                                                           =====
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($39,404,539 / 5,762,837 SHARES)......................       $6.84
                                                                                                                           =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par)...................................................... $58,190,897
Accumulated net realized loss on investments ....................................................................... (10,630,567)
Net unrealized appreciation of investments..........................................................................   3,392,347
                                                                                                                     -----------
Total net assets.................................................................................................... $50,952,677
                                                                                                                     ===========

-------------
+Non-income producing security for the period ended June 30, 2005.

                             See accompanying notes

                                                                   U.S. Growth-3

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)


INVESTMENT INCOME:
Dividends ..........................................   $ 172,040
Interest ...........................................      29,330
                                                       ---------
                                                         201,370
                                                       ---------
EXPENSES:
Management fees ....................................     151,931
Distribution expenses - Service Class ..............      56,065
Accounting and administration expenses .............       7,795
Reports and statements to shareholders .............       4,237
Legal and professional fees ........................       3,430
Dividend disbursing and transfer agent fees
   and expenses ....................................       2,345
Insurance fees .....................................       2,270
Custodian fees .....................................       1,505
Trustees' fees .....................................       1,298
Registration fees ..................................         118
Pricing fees .......................................          50
Other ..............................................         975
                                                       ---------
                                                         232,019
Less waiver of distribution expenses - Service Class      (9,344)
Less expense paid indirectly .......................         (23)
                                                       ---------
Total expenses .....................................     222,652
                                                       ---------

NET INVESTMENT LOSS ................................     (21,282)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ...................     797,609
Net change in unrealized appreciation/
   depreciation of investments .....................    (389,430)
                                                       ---------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................     408,179
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $ 386,897
                                                       =========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                ENDED
                                                                                6/30/05           YEAR ENDED
                                                                              (UNAUDITED)          12/31/04
                                                                            -------------        ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income (loss) ........................................       $    (21,282)        $    206,336
Net realized gain (loss) on investments: ............................            797,609             (510,478)
Net change in unrealized appreciation/
   depreciation of investments ......................................           (389,430)           2,428,142
                                                                            ------------         ------------
Net increase in net assets resulting
   from operations ..................................................            386,897            2,124,000
                                                                            ------------         ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...................................................            (58,346)             (14,103)
   Service Class ....................................................           (147,794)                  --
                                                                            ------------         ------------
                                                                                (206,140)             (14,103)
                                                                            ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...................................................          3,146,956              846,473
   Service Class ....................................................          4,370,607           30,001,001
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...................................................             58,346               14,103
   Service Class ....................................................            147,794                   --
                                                                            ------------         ------------
                                                                               7,723,703           30,861,577
                                                                            ------------         ------------
Cost of shares repurchased:
   Standard Class ...................................................         (2,076,905)          (2,542,704)
   Service Class ....................................................         (2,966,171)          (3,917,215)
                                                                            ------------         ------------
                                                                              (5,043,076)          (6,459,919)
                                                                            ------------         ------------
Increase in net assets derived from capital
   share transactions ...............................................          2,680,627           24,401,658
                                                                            ------------         ------------
NET INCREASE IN NET ASSETS ..........................................          2,861,384           26,511,555

NET ASSETS:
Beginning of period .................................................         48,091,293           21,579,738
                                                                            ------------         ------------
End of period (including undistributed
   net investment income of $-
   and $205,261, respectively) ......................................       $ 50,952,677         $ 48,091,293
                                                                            ============         ============


                             See accompanying notes

                                                                   U.S. Growth-4

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
                                                            SIX MONTHS
                                                               ENDED
                                                              6/30/05(1)                          YEAR ENDED
                                                            (UNAUDITED)   12/31/04    12/31/03     12/31/02    12/31/01    12/31/00
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ....................      $6.830      $6.620       $5.370      $7.600      $10.140     $10.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ................................       0.004       0.049        0.010       0.010        0.022       0.076
Net realized and unrealized gain (loss)
   on investments .......................................       0.048       0.169        1.251      (2.215)      (2.503)     (0.515)
                                                              -------    --------     --------    --------     --------    --------
Total from investment operations ........................       0.052       0.218        1.261      (2.205)      (2.481)     (0.439)
                                                              -------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...................................      (0.042)     (0.008)      (0.011)     (0.025)      (0.059)     (0.011)
                                                              -------    --------     --------    --------     --------    --------
Total dividends and distributions .......................      (0.042)     (0.008)      (0.011)     (0.025)      (0.059)     (0.011)
                                                              -------    --------     --------    --------     --------    --------

Net asset value, end of period ..........................      $6.840      $6.830       $6.620      $5.370     $  7.600     $10.140
                                                              =======    ========     ========    ========     ========    ========
Total return(3) .........................................       0.80%       3.30%       23.75%     (29.24%)     (24.47%)     (4.16%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................     $11,548     $10,438      $11,862      $9,595      $16,856     $27,231
Ratio of expenses to average net assets .................       0.75%       0.76%        0.75%       0.75%        0.75%       0.74%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ......       0.75%       0.76%        0.75%       0.75%        0.86%       0.74%
Ratio of net investment income to average net assets ....       0.11%       0.77%        0.17%       0.15%        0.27%       0.57%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ........................................       0.11%       0.77%        0.17%       0.15%        0.16%       0.57%
Portfolio turnover ......................................        206%        167%         102%        101%          78%         91%

-----------
(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-5

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
                                                          SIX MONTHS
                                                             ENDED                                                      5/1/00(2)
                                                           6/30/05(1)                      YEAR ENDED                       TO
                                                          (UNAUDITED)   12/31/04     12/31/03    12/31/02    12/31/01    12/31/00
                                                         -------------------------------------------------------------------------
Net asset value, beginning of period ..................      $6.810      $6.610       $5.360      $7.590      $10.130     $10.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)........................      (0.005)      0.033       (0.005)      0.001        0.011       0.004
Net realized and unrealized gain (loss)
   on investments .....................................       0.061       0.167        1.257      (2.218)      (2.503)     (0.784)
                                                             ------      ------       ------      ------       ------     -------
Total from investment operations ......................       0.056       0.200        1.252      (2.217)      (2.492)     (0.780)
                                                             ------      ------       ------      ------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................      (0.026)          -       (0.002)     (0.013)      (0.048)          -
                                                             ------      ------       ------      ------       ------     -------
Total dividends and distributions .....................      (0.026)          -       (0.002)     (0.013)      (0.048)          -
                                                             ------      ------       ------      ------       ------     -------

Net asset value, end of period ........................      $6.840      $6.810       $6.610      $5.360       $7.590     $10.130
                                                             ======      ======       ======      ======       ======     =======

Total return(4) .......................................       0.84%       3.03%       23.37%     (29.26%)     (24.61%)     (7.15%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............     $39,405     $37,653       $9,718        $666          $40          $5
Ratio of expenses to average net assets ...............       1.00%       1.01%        0.97%       0.90%        0.90%       0.89%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ....       1.05%       1.06%        1.00%       0.90%        1.01%       0.89%
Ratio of net investment income (loss) to
 average net assets ...................................      (0.14%)      0.52%       (0.05%)      0.00%        0.12%       0.05%
Ratio of net investment income (loss)
 to average net assets prior to expense limitation
 and expenses paid indirectly .........................      (0.19%)      0.47%       (0.08%)      0.00%        0.01%       0.05%
Portfolio turnover ....................................        206%        167%         102%        101%          78%         91%


(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-6

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $23. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.


                                                                   U.S. Growth-7

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the six months ended June 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                             DIVIDEND DISBURSING,
     INVESTMENT                TRANSFER AGENT,
     MANAGEMENT                ACCOUNTING AND               OTHER EXPENSES
   FEE PAYABLE TO       ADMINISTRATIVE FEES AND OTHER       PAYABLE TO DMC
        DMC                 EXPENSES PAYABLE TO DSC          AND AFFILIATES*
-------------------     ------------------------------     ------------------
      $26,387                       $2,066                       $8,515

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $1,268 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .........................................   $49,854,399
Sales .............................................    46,208,203

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


                       AGGREGATE         AGGREGATE
     COST OF          UNREALIZED        UNREALIZED        NET UNREALIZED
   INVESTMENTS       APPRECIATION      DEPRECIATION        APPRECIATION
   -----------      ---------------    -------------     ----------------
   $47,682,724        $3,923,591         $(531,244)        $3,392,347

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                 SIX MONTHS      YEAR
                                                   ENDED        ENDED
                                                  6/30/05*     12/31/04
                                                 ----------    --------
   Ordinary income ............................   $206,140     $14,103

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                                   U.S. Growth-8

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest ...................  $58,190,897
   Capital loss carryforwards ......................  (10,630,567)
   Unrealized appreciation of investments ..........    3,392,347
                                                      -----------
   Net assets ......................................  $50,952,677
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2005, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

           UNDISTRIBUTED
                NET                              PAID-IN
         INVESTMENT INCOME                       CAPITAL
         ------------------                    -----------
              $22,161                           $(22,161)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010, $1,428,622 expires in 2011 and $450,672 expires in 2012.

For the six months ended June 30, 2005, the Series had capital gains of $510,139 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        SIX MONTHS     YEAR
                                                          ENDED       ENDED
                                                         6/30/05     12/31/04
                                                        -----------  --------
Shares sold:
   Standard Class ..................................      462,454     127,770
   Service Class ...................................      661,627   4,668,432

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ..................................        9,018       2,186
   Service Class ...................................       22,878           -
                                                        ---------  ----------
                                                        1,155,977   4,798,388
                                                        ---------  ----------
Shares repurchased:
   Standard Class ..................................     (312,684)   (393,507)
   Service Class ...................................     (447,460)   (612,012)
                                                        ---------  ----------
                                                         (760,144) (1,005,519)
                                                        ---------  ----------
Net increase .......................................      395,833   3,792,869
                                                        =========  ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.


                                                                   U.S. Growth-9

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, the Series did not hold any Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.





--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                  U.S. Growth-10

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows: 1. To elect a Board of Trustees for the Trust.

                                                                  SHARES VOTED
                                                         SHARES      WITHHELD
                                                       VOTED FOR    AUTHORITY
                                                      ----------- -------------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          FOR        AGAINST       ABSTAIN
                                                      -----------  ----------   -----------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF U.S. GROWTH SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP U.S. Growth Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.


                                                                  U.S. Growth-11

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
BOARD CONSIDERATION OF U.S. GROWTH SERIES INVESTMENT
ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all large cap core funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and five year periods was in the fourth quartile of such Performance Universe. The Board noted that the Series' performance results were not in line with the Board's stated objective. The Board also noted that a new investment team had recently been assigned to the Fund, and that management had modified the Series' policies and strategies in order to take advantage of the new team's investment approach. The Board was satisfied that management was taking effective action to enhance Series performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.


                                                                  U.S. Growth-12

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
BOARD CONSIDERATION OF U.S. GROWTH SERIES INVESTMENT ADVISORY
AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Fund has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                                  U.S. Growth-13

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES For
the Period January 1, 2005 to June 30, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                 EXPENSES
                                                           BEGINNING    ENDING                  PAID DURING
                                                            ACCOUNT     ACCOUNT     ANNUALIZED    PERIOD
                                                             VALUE       VALUE        EXPENSE    1/1/05 TO
                                                            1/1/05      6/30/05       RATIOS      6/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                                             $1,000.00   $1,017.80      0.68%      $3.40
Service Class                                               1,000.00    1,016.60      0.93%       4.65
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                             $1,000.00   $1,021.42      0.68%      $3.41
Service Class                                               1,000.00    1,020.18      0.93%       4.66

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                  Value Series-1

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
SECTOR ALLOCATION
As of June 30, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   96.89%
-------------------------------------------------------------------------
Consumer Discretionary                                          5.91%
Consumer Staples                                               11.14%
Energy                                                          8.86%
Financials                                                     24.36%
Health Care                                                    17.71%
Industrials                                                     6.29%
Information Technology                                          8.81%
Materials                                                       2.91%
Telecommunications                                              5.50%
Utilities                                                       5.40%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.29%
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   5.44%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              104.62%
-------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (5.44%)
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.82%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------


                                                                  Value Series-2

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                         NUMBER OF   MARKET
                                                           SHARES     VALUE
  COMMON STOCK-96.89%
  CONSUMER DISCRETIONARY-5.91%
 *Limited Brands .....................................    507,200 $10,864,224
  Mattel .............................................    593,700  10,864,710
                                                                  -----------
                                                                   21,728,934
                                                                  -----------
  CONSUMER STAPLES-11.14%
  Archer-Daniels-Midland .............................    501,600  10,724,208
  ConAgra Foods ......................................    416,600   9,648,456
  Kimberly-Clark .....................................    157,700   9,870,443
  Safeway ............................................    474,600  10,721,214
                                                                  -----------
                                                                   40,964,321
                                                                  -----------
  ENERGY-8.86%
  Chevron ............................................    192,800  10,781,376
  ConocoPhillips .....................................    186,200  10,704,638
  Exxon Mobil ........................................    192,906  11,086,308
                                                                  -----------
                                                                   32,572,322
                                                                  -----------
  FINANCIALS-24.36%
  Allstate ...........................................    203,500  12,159,125
 *Aon ................................................    472,500  11,831,400
  Chubb ..............................................    135,700  11,617,277
  Hartford Financial Services ........................    143,400  10,723,452
  Huntington Bancshares ..............................    467,100  11,275,794
  Morgan Stanley .....................................    214,900  11,275,803
  Wachovia ...........................................    212,200  10,525,120
 *Washington Mutual ..................................    249,500  10,152,155
                                                                  -----------
                                                                   89,560,126
                                                                  -----------
  HEALTH CARE-17.71%
  Abbott Laboratories ................................    225,200  11,037,052
  Baxter International ...............................    288,400  10,699,640
 *Bristol-Myers Squibb ...............................    419,300  10,474,114
  Merck ..............................................    349,200  10,755,360
  Pfizer .............................................    389,200  10,734,136
  Wyeth ..............................................    256,400  11,409,800
                                                                  -----------
                                                                   65,110,102
                                                                  -----------
  INDUSTRIALS-6.29%
  Boeing .............................................    190,100  12,546,600
  Union Pacific ......................................    163,400  10,588,320
                                                                  -----------
                                                                   23,134,920
                                                                  -----------
  INFORMATION TECHNOLOGY-8.81%
  Hewlett-Packard ....................................    505,900  11,893,709
  International Business Machines ....................    136,200  10,106,040
 +Xerox ..............................................    753,300  10,388,007
                                                                  -----------
                                                                   32,387,756
                                                                  -----------
  MATERIALS-2.91%
  Weyerhaeuser .......................................    167,800  10,680,470
                                                                  -----------
                                                                   10,680,470
                                                                  -----------
  TELECOMMUNICATIONS-5.50%
  SBC Communications .................................    431,724  10,253,445
 *Verizon Communications .............................    288,800   9,978,040
                                                                  -----------
                                                                   20,231,485
                                                                  -----------

                                                         NUMBER OF   MARKET
                                                           SHARES     VALUE
  COMMON STOCK (CONTINUED)
  UTILITIES-5.40%
 *Energy East ........................................   307,200  $ 8,902,656
  FPL Group ..........................................   260,000   10,935,600
                                                                  -----------
                                                                   19,838,256
                                                                  -----------
  TOTAL COMMON STOCK
  (COST $322,242,734) ................................            356,208,692
                                                                  -----------
                                                        PRINCIPAL
                                                          AMOUNT
  REPURCHASE AGREEMENTS-2.29%
  With BNP Paribas 2.70% 7/1/05
   (dated 6/30/05, to be repurchased
   at $5,272,395, collateralized by
   $502,000 U.S. Treasury Bills due
   7/7/05, market value $502,180,
   $977,000 U.S. Treasury Bills due
   8/18/05, market value $972,857,
   $520,000 U.S. Treasury Bills due
   9/15/05, market value $516,332,
   $2,201,000 U.S. Treasury Bills due
   12/29/05, market value $2,165,442,
   $323,000 U.S. Treasury Notes 1.875%
   due 1/31/06, market valu $322,592,
   $147,000 U.S. Treasury Notes 2.00%
   due 5/15/06, market value $145,241,
   $515,000 U.S. Treasury Notes 3.375%
   due 2/15/08, market value $517,931
   and $235,000 U.S. Treasury Notes
   3.50% due 11/15/06, market
   value $235,586) ..................................  $5,272,000   5,272,000
  With UBS Warburg 2.70% 7/1/05
   (dated 6/30/05, to be repurchased at
   $3,155,237, collateralized by $1,101,000
   U.S. Treasury Bills due 10/13/05, market
   value $1,090,642, $291,000 U.S. Treasury
   Bills due 12/22/05, market value $286,945,
   and $1,834,000 U.S. Treasury Notes
   2.00% due 8/31/05, market value $1,842,860) ......   3,155,000   3,155,000
                                                                  -----------
  TOTAL REPURCHASE AGREEMENTS
   (COST $8,427,000) ................................               8,427,000
                                                                  -----------
  TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL-99.18%
   (COST $330,669,734) ..............................             364,635,692
                                                                  -----------


                                                                  Value Series-3

DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
   SECURITIES LENDING COLLATERAL**-5.44%
   SHORT-TERM INVESTMENTS
   Abbey National 3.13% 1/13/06 ....................   $  434,482  $  434,658
   Australia New Zealand 3.28% 7/31/06 .............      587,135     587,135
   Bank of New York 3.16% 4/4/06 ...................      469,708     469,708
   Bank of the West 3.11% 3/2/06 ...................      587,114     587,134
   Barclays London 3.10% 7/21/05 ...................      587,171     587,142
   Bayerische Landesbank 3.29% 7/31/06 .............      587,007     587,134
   Bear Stearns
     3.14% 1/17/06 .................................      117,424     117,487
     3.22% 1/3/06 ..................................      586,899     587,134
   Beta Finance 3.33% 4/18/06                             587,175     587,076
   Citigroup Global Markets
     3.48% 7/1/05 ..................................    5,441,107   5,441,107
     3.51% 7/7/05 ..................................      657,591     657,591
   Credit Swiss First Boston New York
     3.24% 4/18/06 .................................      634,105     634,105
     3.49% 12/29/05 ................................      123,273     123,303
   Deutsche Bank 3.10% 7/11/05 .....................      469,722     469,708
   Goldman Sachs 3.58% 6/30/06 .....................      645,654     645,848
   Lehman Holdings 3.52% 12/23/05 ..................      587,118     587,486

                                                       PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
   SECURITIES LENDING COLLATERAL (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
   Marshall & Ilsley Bank 3.44% 12/29/05 ...........     $587,168  $  587,152
   Merrill Lynch Mortgage Capital
     3.54% 7/12/05 .................................      587,135     587,135
   Morgan Stanley
     3.34% 7/31/06 .................................      117,312     117,427
     3.62% 6/30/06 .................................       58,725      58,713
   National City Bank 3.31% 1/23/06 ................      669,370     669,370
   Pfizer 3.12% 7/31/06 ............................      563,649     563,649
   Proctor & Gamble 3.34% 7/31/06 ..................      587,135     587,134
   Royal Bank of Scotland 3.24% 7/31/06 ............      587,198     587,134
   Sigma Finance 3.09% 9/30/05 .....................      551,877     551,861
   Sun Trust Bank 3.27% 8/5/05 .....................      293,563     293,551
   Wal-Mart Funding 3.33% 8/22/05 ..................      527,943     525,409
   Washington Mutual Bank 3.10% 7/8/05 .............      587,145     587,135
   Wells Fargo 3.19% 7/31/06 .......................      587,135     587,135
   Wilmington Trust Company 3.25% 8/9/05 ...........      587,157     587,139
                                                                   ----------
   TOTAL SECURITIES LENDING COLLATERAL
   (COST $19,993,700) ..............................               19,993,700
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-104.62% (COST $350,663,434)...................................................    384,629,392^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(5.44%)**...................................................    (19,993,700)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.82%..........................................................      3,015,301
                                                                                                                  ------------
NET ASSETS APPLICABLE TO 19,915,261 SHARES OUTSTANDING-100.00%.................................................   $367,650,993
                                                                                                                  ============
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD CLASS ($317,298,429 / 17,186,740 SHARES)....................         $18.46
                                                                                                                        ======
NET ASSET VALUE-DELAWARE VIP VALUE SERIES SERVICE CLASS ($50,352,564 / 2,728,521 SHARES).......................         $18.45
                                                                                                                        ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest (unlimited authorization-no par).................................................   $344,182,761
Undistributed net investment income............................................................................      3,376,038
Accumulated net realized loss on investments...................................................................    (13,873,764)
Net unrealized appreciation of investments.....................................................................     33,965,958
                                                                                                                  ------------
Total net assets...............................................................................................   $367,650,993
                                                                                                                  ============

-------------------
 *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
 ^Includes $19,606,621 of securities loaned.
 +Non-income producing security for the period ended June 30, 2005.

                            See accompanying notes.

                                                                  Value Series-4

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends ..........................................   $4,477,601
Interest ...........................................      112,875
Securities lending income ..........................       10,630
                                                       ----------
                                                        4,601,106
                                                       ----------
EXPENSES:
Management fees.....................................    1,121,722
Distribution expenses-Service Class.................       58,587
Accounting and administration expenses..............       56,461
Legal and professional fees.........................       21,423
Insurance fees......................................       17,600
Dividend disbursing and transfer agent fees and
 expenses...........................................       17,257
Trustees' fees......................................        8,507
Custodian fees......................................        5,784
Taxes (other than taxes on income)..................        4,209
Reports and statements to shareholders..............        1,837
Pricing fees 109 Registration fees                             29
Other...............................................        6,780
                                                       ----------
                                                        1,320,305
Less expenses absorbed or waived ...................      (86,275)
Less waiver of distribution expenses-Service Class .       (9,765)
Less expenses paid indirectly ......................         (348)
                                                       ----------
Total expenses .....................................    1,223,917
                                                       ----------
NET INVESTMENT INCOME ..............................    3,377,189
                                                       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ...................    7,503,269
Net change in unrealized appreciation/depreciation
   of investments ..................................   (4,610,789)
                                                       ----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................    2,892,480
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $6,269,669
                                                       ==========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS       YEAR
                                                     ENDED 6/30/05     ENDED
                                                      (UNAUDITED)     12/31/04
                                                     -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................   $  3,377,189 $  5,900,127
Net realized gain on investments and
   foreign currencies ............................      7,503,269   49,666,633
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ............................     (4,610,789) (10,522,393)
                                                     ------------ ------------
Net increase in net assets resulting
   from operations ...............................      6,269,669   45,044,367
                                                     ------------ ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................     (5,331,963)  (4,784,397)
   Service Class .................................       (567,103)    (252,025)
                                                     ------------ ------------
                                                       (5,899,066)  (5,036,422)
                                                     ------------ ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     22,137,232   18,923,520
   Service Class .................................     18,892,074   19,313,760
Net asset value of shares issued upon
 reinvestment of dividends and
   distributions:
   Standard Class ................................      5,331,963    4,784,397
   Service Class .................................        567,103      252,025
                                                     ------------ ------------
                                                       46,928,372   43,273,702
                                                     ------------ ------------
Cost of shares repurchased:
   Standard Class ................................    (21,031,045) (51,836,463)
   Service Class .................................     (2,962,938)  (4,102,303)
                                                     ------------ ------------
                                                      (23,993,983) (55,938,766)
                                                     ------------ ------------
Increase (decrease) in net assets derived
   from capital share transactions ...............     22,934,389  (12,665,064)
                                                     ------------ ------------

NET INCREASE IN NET ASSETS .......................     23,304,992   27,342,881

NET ASSETS:
Beginning of period ..............................    344,346,001  317,003,120
                                                     ------------ ------------
End of period (including undistributed
   net investment income of $3,376,038
   and $5,897,915, respectively) .................   $367,650,993 $344,346,001
                                                     ============ ============

                             See accompanying notes

                                                                  Value Series-5

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP VALUE SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                                ENDED
                                                             6/30/05(1)                           YEAR ENDED
                                                             (UNAUDITED) 12/31/04     12/31/03     12/31/02    12/31/01     12/31/00
                                                             -----------------------------------------------------------------------
Net asset value, beginning of period .......................  $18.460     $16.330      $13.000     $16.210      $16.910     $17.020

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................    0.180       0.313        0.265       0.235        0.217       0.268
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................    0.141       2.082        3.337      (3.215)      (0.886)      1.329
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.321       2.395        3.602      (2.980)      (0.669)      1.597
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.321)     (0.265)      (0.272)     (0.230)      (0.031)     (0.275)
Net realized gain on investments ...........................        -           -            -           -            -      (1.432)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.321)     (0.265)      (0.272)     (0.230)      (0.031)     (1.707)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $18.460     $18.460      $16.330     $13.000      $16.210     $16.910
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ............................................    1.78%      14.93%       28.29%     (18.68%)      (3.89%)     11.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................... $317,298    $310,704     $302,266    $240,752     $355,015    $440,442
Ratio of expenses to average net assets ....................    0.68%       0.70%        0.70%       0.70%        0.68%       0.68%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    0.73%       0.75%        0.75%       0.75%        0.73%       0.68%
Ratio of net investment income to average net assets .......    1.99%       1.87%        1.88%       1.61%        1.34%       1.75%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    1.94%       1.82%        1.83%       1.56%        1.29%       1.75%
Portfolio turnover .........................................      19%        124%          79%        100%         102%         80%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-6

DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP VALUE SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                               ENDED                                                       5/1/00(2)
                                                             6/30/05(1)                           YEAR ENDED                  TO
                                                            (UNAUDITED)  12/31/04     12/31/03     12/31/02    12/31/01     12/31/00
                                                             -----------------------------------------------------------------------
Net asset value, beginning of period .......................  $18.430     $16.320      $12.990     $16.200      $16.910     $14.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...................................    0.157       0.271        0.233       0.214        0.193       0.167
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................    0.142       2.072        3.348      (3.218)      (0.886)      2.353
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.299       2.343        3.581      (3.004)      (0.693)      2.520
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.279)     (0.233)      (0.251)     (0.206)      (0.017)     (0.250)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.279)     (0.233)      (0.251)     (0.206)      (0.017)     (0.250)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $18.450     $18.430      $16.320     $12.990      $16.200     $16.910
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ............................................    1.66%      14.59%       28.10%     (18.81%)      (4.03%)     17.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $50,353     $33,642      $14,737      $5,463       $2,902        $421
Ratio of expenses to average net assets ....................    0.93%       0.95%        0.92%       0.85%        0.83%       0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.03%       1.05%        1.00%       0.90%        0.88%       0.79%
Ratio of net investment income to average net assets .......    1.74%       1.62%        1.66%       1.46%        1.19%       1.63%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    1.64%       1.52%        1.58%       1.41%        1.14%       1.63%
Portfolio turnover .........................................      19%        124%          79%        100%         102%         80%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-7

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies. The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $348. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2006. No reimbursement was due for the year ended December 31, 2004 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

                                                                  Value Series-8

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,               OTHER
   INVESTMENT                     TRANSFER AGENT,               EXPENSES
   MANAGEMENT            ACCOUNTING AND ADMINISTRATION           PAYABLE
 FEE PAYABLE TO             FEES AND OTHER EXPENSES               TO DMC
      DMC                      PAYABLE TO DSCAND               AFFILIATES*
 --------------          -----------------------------         -----------
   $178,621                          $15,115                    $12,206

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2005, the Series was charged $9,354 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ........................................    $47,093,655
Sales ............................................     32,421,533

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         AGGREGATE             AGGREGATE
      COST OF            UNREALIZED           UNREALIZED        NET UNREALIZED
    INVESTMENTS         APPRECIATION         DEPRECIATION        APPRECIATION
   ------------         ------------         ------------       --------------
   $352,374,096          $41,371,691         $(9,116,395)         $32,255,296

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                      SIX MONTHS              YEAR
                                        ENDED                 ENDED
                                      6/30/05*              12/31/04
                                     ----------            ----------
Ordinary income ................     $5,899,066            $5,036,422

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                  Value Series-9

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest .................   $344,182,761
   Undistributed ordinary income .................      3,376,038
  *Capital loss carryforwards ....................    (12,163,102)
   Unrealized appreciation of investments
    and foreign currencies .......................     32,255,296
                                                     ------------
   Net assets ....................................   $367,650,993
                                                     ============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund merger with Delaware VIP Devon Series.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,486,404 expires in 2006, $4,548,127 expires in 2007, $3,919,702 expires in 2008, $3,876,264 expires in 2009, $1,479,986 expires in 2010 and $4,355,888 expires in 2011. For the six months ended June 30, 2005, the Series had capital gains of $7,503,269 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       SIX MONTHS     YEAR
                                                          ENDED       ENDED
                                                        06/30/05    12/31/04
                                                       ----------   --------
Shares sold:
   Standard Class                                       1,206,716   1,127,312
   Service Class                                        1,032,711   1,151,638

Shares issued upon reinvestment of
 dividends and distributions:
   Standard Class                                         296,056     301,474
   Service Class                                           31,488      15,871
                                                       ----------  ----------
                                                        2,566,971   2,596,295
                                                       ----------  ----------

Shares repurchased:
   Standard Class                                      (1,151,163) (3,099,616)
   Service Class                                         (161,174)   (245,153)
                                                       ----------  ----------
                                                       (1,312,337) (3,344,769)
                                                       ----------  ----------
Net increase (decrease)                                 1,254,634    (748,474)
                                                       ==========  ==========


                                                                 Value Series-10

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family(R) of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2005, or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $19,606,621, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

================================================================================




--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------
                                                                 Value Series-11

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
OTHER SERIES INFORMATION
PROXY RESULTS (UNAUDITED)

For the six months ended June 30, 2005, the shareholders of VIP Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   To elect a Board of Trustees for the Trust.

                                                                  SHARES VOTED
                                                         SHARES     WITHHELD
                                                       VOTED FOR   AUTHORITY
                                                      -----------  -----------
Thomas L. Bennett                                     195,857,735   7,726,247
Jude T. Driscoll                                      195,386,639   8,197,343
John A. Fry                                           195,459,215   8,124,767
Anthony D. Knerr                                      195,374,740   8,209,242
Lucinda S. Landreth                                   195,805,295   7,778,687
Ann R. Leven                                          195,355,426   8,228,556
Thomas F. Madison                                     195,231,994   8,351,988
Janet L. Yeomans                                      195,442,425   8,141,556
J. Richard Zecher                                     195,743,129   7,840,853

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          FOR        AGAINST      ABSTAIN
                                                       ----------   ---------    ---------
VIP Balanced                                            3,024,319     247,931      162,464
VIP Capital Reserves                                    2,214,642     284,537      123,771
VIP Cash Reserve                                       24,386,841   2,137,713    4,143,088
VIP Diversified Income                                  4,942,477     197,280      405,665
VIP Emerging Markets                                    2,389,387      64,565       69,846
VIP Global Bond                                         4,860,226     952,515      513,997
VIP Growth Opportunities                                3,976,290     379,092      222,082
VIP High Yield                                         26,138,105   1,728,077    3,659,600
VIP International Value Equity                          5,833,921     640,308      361,249
VIP REIT                                               32,987,415   3,440,209    2,461,657
VIP Select Growth                                       2,589,787     355,194      121,086
VIP Small Cap Value                                    18,214,765   2,031,679    2,072,088
VIP Trend                                              16,000,639   2,149,514    1,532,858
VIP U.S. Growth                                         6,166,016     404,788      368,892
VIP Value                                              15,502,142   1,842,020    1,283,116

BOARD CONSIDERATION OF VALUE SERIES INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware VIP Value Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Series; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Series' policies.

                                                                 Value Series-12


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DELAWARE VIP VALUE SERIES
BOARD CONSIDERATION OF VALUE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods, as applicable, ended February 28, 2005. The Board noted its objective that the Series' performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for this Series consisted of the Series and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the first quartile of such Performance Universe. The report further showed that the Series' total return for the three and 10 year periods was in the third quartile and that the Series' total return for the five year period was in the second quartile. The Board noted that the Series' performance results were mixed. However, given the strong recent returns, which were achieved by the current portfolio management team, the Board was satisfied with such performance.
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COMPARATIVE EXPENSES. The Board considered expense comparison data for the
Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.


                                                                 Value Series-13


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DELAWARE VIP VALUE SERIES
BOARD CONSIDERATION OF VALUE SERIES INVESTMENT ADVISORY AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Series and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

                                                                 Value Series-14

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: DELAWARE VIP TRUST

JUDE T. DRISCOLL
----------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   August 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
----------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   August 29, 2005

MICHAEL P. BISHOF
----------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   August 29, 2005